UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07455

Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

ANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

September 30, 2021
Virtus Newfleet Core Plus Bond Fund
Virtus Newfleet High Yield Fund
Virtus Newfleet Low Duration Core Plus Bond Fund
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Virtus Newfleet Multi-Sector Short Term Bond Fund
Virtus Newfleet Senior Floating Rate Fund
Virtus Newfleet Tax-Exempt Bond Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Message to Shareholders		1
Disclosure of Fund Expenses		2
Key Investment Terms		5
Fund	Fund Summary	Schedule of Investments
Virtus Newfleet Core Plus Bond Fund (“Newfleet Core Plus Bond Fund”)	8	27
Virtus Newfleet High Yield Fund (“Newfleet High Yield Fund”)	11	38
Virtus Newfleet Low Duration Core Plus Bond Fund (“Newfleet Low Duration Core Plus Bond Fund”)	13	44
Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Newfleet Multi-Sector Intermediate Bond Fund”)	15	58
Virtus Newfleet Multi-Sector Short Term Bond Fund (“Newfleet Multi-Sector Short Term Bond Fund”)	18	72
Virtus Newfleet Senior Floating Rate Fund (“Newfleet Senior Floating Rate Fund”)	21	92
Virtus Newfleet Tax-Exempt Bond Fund (“Newfleet Tax-Exempt Bond Fund”)	24	101
Statements of Assets and Liabilities		106
Statements of Operations		110
Statements of Changes in Net Assets		112
Financial Highlights		116
Notes to Financial Statements		122
Report of Independent Registered Public Accounting Firm		136
Tax Information Notice		137
Statement Regarding Liquidity Risk Management Program		138
Fund Management Tables		139
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To Virtus Opportunities Trust Shareholders:
I am pleased to present this annual report, which reviews the performance of your Fund for the 12 months ended September 30, 2021.
During this fiscal year, markets expressed optimism about the economic reopening that was driven by the release of COVID-19 vaccines, monetary support, and fiscal stimulus. Doubts crept in during the period, however, as the Delta variant impacted productivity and cascading supply chain issues led to higher prices. Strong corporate profitability drove equity markets higher for much of the period, although concerns about inflation and interest rates hindered fixed income markets.
Domestic and international equity indexes delivered strong returns for the 12 months ended September 30, 2021. U.S. large-capitalization stocks returned 30.00%, as measured by the S&P 500® Index, but were outpaced by small-cap stocks, which gained 47.68%, as measured by the Russell 2000® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 25.73%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 18.20%.
In fixed income markets, the yield on the 10-year Treasury rose sharply to 1.52% on September 30, 2021, from 0.69% on September 30, 2020, based on fears of rising inflation. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 0.90% for the 12-month period, but non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, were up 11.28%.
On behalf of our investment managers, I thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Opportunities Trust
November 2021
Refer to the Manager’s Discussion section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF April 1, 2021 TO September 30, 2021
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares (except for Newfleet Multi-Sector Short Term Bond Fund), and C1 shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class C shares for Newfleet Multi-Sector Short Term Bond Fund are sold without a sales charge. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended September 30, 2021.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Core Plus Bond Fund
	Class A	$ 1,000.00	$ 1,022.40	0.79%	$ 4.01
	Class C	1,000.00	1,018.90	1.55	7.84
	Class I	1,000.00	1,023.50	0.55	2.79
	Class R6	1,000.00	1,025.00	0.43	2.18
Newfleet High Yield Fund
	Class A	1,000.00	1,030.50	0.99	5.04
	Class C	1,000.00	1,029.30	1.75	8.90
	Class I	1,000.00	1,034.20	0.75	3.82
	Class R6	1,000.00	1,035.00	0.59	3.01
Newfleet Low Duration Core Plus Bond Fund
	Class A	1,000.00	1,006.30	0.75	3.77
	Class C	1,000.00	1,002.50	1.50	7.53
	Class I	1,000.00	1,007.50	0.50	2.52
	Class R6	1,000.00	1,007.90	0.43	2.16
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	1,025.50	0.99	5.03
	Class C	1,000.00	1,021.40	1.74	8.82
	Class I	1,000.00	1,027.20	0.74	3.76
	Class R6	1,000.00	1,027.10	0.60	3.05
Newfleet Multi-Sector Short Term Bond Fund
	Class A	1,000.00	1,010.00	0.96	4.84
	Class C	1,000.00	1,008.60	1.21	6.09
	Class C1	1,000.00	1,008.30	1.70	8.56
	Class I	1,000.00	1,011.40	0.70	3.53
	Class R6	1,000.00	1,013.80	0.55	2.78
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	1,024.60	1.05	5.33
	Class C	1,000.00	1,020.70	1.79	9.07
	Class I	1,000.00	1,025.80	0.80	4.06
	Class R6	1,000.00	1,027.70	0.66	3.35

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2021 TO September 30, 2021
		Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Tax-Exempt Bond Fund
	Class A	$1,000.00	$1,008.20	0.85%	$4.28
	Class C	1,000.00	1,005.30	1.60	8.04
	Class I	1,000.00	1,009.50	0.60	3.02

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Core Plus Bond Fund
	Class A	$ 1,000.00	$ 1,021.11	0.79%	$ 4.00
	Class C	1,000.00	1,017.30	1.55	7.84
	Class I	1,000.00	1,022.31	0.55	2.79
	Class R6	1,000.00	1,022.91	0.43	2.18
Newfleet High Yield Fund
	Class A	1,000.00	1,020.10	0.99	5.01
	Class C	1,000.00	1,016.29	1.75	8.85
	Class I	1,000.00	1,021.31	0.75	3.80
	Class R6	1,000.00	1,022.11	0.59	2.99
Newfleet Low Duration Core Plus Bond Fund
	Class A	1,000.00	1,021.31	0.75	3.80
	Class C	1,000.00	1,017.55	1.50	7.59
	Class I	1,000.00	1,022.56	0.50	2.54
	Class R6	1,000.00	1,022.91	0.43	2.18
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	1,020.10	0.99	5.01
	Class C	1,000.00	1,016.34	1.74	8.80
	Class I	1,000.00	1,021.36	0.74	3.75
	Class R6	1,000.00	1,022.06	0.60	3.04
Newfleet Multi-Sector Short Term Bond Fund
	Class A	1,000.00	1,020.26	0.96	4.86
	Class C	1,000.00	1,019.00	1.21	6.12
	Class C1	1,000.00	1,016.55	1.70	8.59
	Class I	1,000.00	1,021.56	0.70	3.55
	Class R6	1,000.00	1,022.31	0.55	2.79
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	1,019.80	1.05	5.32
	Class C	1,000.00	1,016.09	1.79	9.05
	Class I	1,000.00	1,021.06	0.80	4.05
	Class R6	1,000.00	1,021.76	0.66	3.35

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2021 TO September 30, 2021
		Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Tax-Exempt Bond Fund
	Class A	$1,000.00	$1,020.81	0.85%	$4.31
	Class C	1,000.00	1,017.05	1.60	8.09
	Class I	1,000.00	1,022.06	0.60	3.04

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2021
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
The Bloomberg High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Credit Suisse Leveraged Loan Index
The Credit Suisse Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis, is unmanaged and not available for direct investment. The unmanaged index returns do not reflect any fees, expenses, or sales charges.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Home Loan Mortgage Corporation (“Freddie Mac”)
A government-owned corporation that buys mortgages and packages them into mortgage-backed securities.
Federal National Mortgage Association (“Fannie Mae”)
A government-sponsored, publicly traded enterprise that makes mortgages available to low- and moderate-income borrowers. It does not provide loans, but backs or guarantees them in the secondary mortgage market.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Government National Mortgage Association (“Ginnie Mae”)
A U.S. government corporation that guarantees the timely payment of principal and interest on mortgage-backed securities (MBSs) issued by approved Ginnie Mae lenders, with the goal of expanding the pool of homeowners by mostly aiding lending to homeowners who are traditionally underserved in the mortgage marketplace such as first-time home buyers and low-income borrowers.
Gross Domestic Product (“GDP”)
The market value of all officially recognized final goods and services produced within a country in a given period.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2021
ICE BofA Merrill Lynch 1-3 Year A-BBB US Corporate Index
The ICE BofAML 1-3 Year A-BBB US Corporate Index measures performance of U.S. corporate bond issues rated A1 through BBB3, inclusive (based on an average of Moody’s, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
ICE BofA Merrill Lynch 1-5 Year Corporate & Government Bond Index
The Intercontinental Exchange (“ICE”) BofA Merrill Lynch 1-5 Year U.S. Corporate & Government Bond Index includes publicly issued U.S. Treasury debt, U.S. government agency debt, taxable debt issued by U.S. states and territories and their political subdivisions, debt issued by U.S. and non-U.S. corporations, non-U.S. government debt and supranational debt. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
ICE BofA Merrill Lynch 1-22 Year US Municipal Securities Index
The ICE BofA Merrill Lynch 1-22 Year US Municipal Securities Index is a subset of the ICE BofA Merrill Lynch US Municipal Securities Index, which tracks the total return performance of U.S. dollar- denominated investment grade tax-exempt debt publicly issued by U.S. States and territories, and their political subdivisions, in the U.S. domestic market, including all securities, with a remaining term to final maturity less than 22 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Morgan Stanley Structured Asset Security (“MASTR”)
A flexible and evolving segment of the capital markets, structured investments typically combine a debt security or certificate of deposit (CD) with exposure to other underlying asset classes (such as equities, commodities, currencies or interest rates) to create a way for investors to express a market view (bullish, bearish or market neutral), complement an investment objective (conservative, moderate or aggressive), hedge an existing position or gain exposure to a variety of underlying asset classes.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Permanent School Fund Guarantee Program
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Real Estate Mortgage Investment Conduit (“REMIC”)
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.
Reflation
An expansion in the level of output of an economy by government stimulus, using either fiscal or monetary policy.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
The Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans that is replacing the LIBOR.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2021
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P Depositary Receipt (“SPDR”)
The S&P Depositary Receipt is an ETF set up to mimic the movements of an index produced by Standard & Poor’s.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

Ticker Symbols:
Class A: SAVAX
Class C: SAVCK
Class I: SAVYX
Class R6: VBFRX
Newfleet Core Plus Bond Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has an investment objective of high total return from both current income and capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 1.79%, Class C shares at NAV returned 1.11%, Class I shares at NAV returned 2.04%, and Class R6 shares at NAV returned 2.17%. For the same period, the Bloomberg U.S. Aggregate Bond Index, which serves as both the Fund’s broad-based and style-specific benchmark index appropriate for comparison, returned -0.90%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
The 12-month period included a variety of market conditions, but most front and center was the continued impact of COVID-19 on the globe. Monetary and fiscal policy response continued to evolve in order to support economic activity and allow market disruptions to heal. The final quarter of 2020 was marked by vaccine development and distribution, the U.S. presidential election, and a trade deal between the U.K. and the EU.
The first three quarters of 2021 brought a new U.S. administration, more fiscal stimulus, and bursts of optimism as the world continued its recovery from the COVID-19-related economic lockdowns that dominated early 2020. The virus continued to pose a global challenge to health care systems and policymakers, however, as they sought the correct mix of protective measures to contain it. Though variants of the virus emerged during the period, vaccines proved effective against them. Global vaccine distribution and the resulting growth in protected populations continued to seem to bring the world closer to containing the virus.
Since the economic recovery remained on track, the Federal Reserve (the Fed) began removing some of its monetary support, announcing the completion of the wind-down of its secondary market corporate credit facility during the third quarter of 2021. The Fed remained committed to its communication strategy during the fiscal year, and indicated no desire to tighten financial conditions.
During the 12-month period, the fixed income markets experienced a significant rebound from their March 2020 lows, with spread sectors (non-governmental fixed income investments) outperforming U.S. Treasuries. Those sectors that had experienced the greatest degree of underperformance during the first quarter of 2020 led the way during the fiscal year recovery.
During the fiscal year, the Fed left its target interest rate unchanged at a range of 0-0.25%, the rate that was set in late March of 2020 in response to the pandemic.
Additionally, over the 12-month period, the U.S Treasury yield curve steepened, shifting broadly higher, especially for maturities of 7-10 years.
What factors affected the Fund’s performance during its fiscal year?
The Fund’s underweight to U.S. Treasuries relative to spread sectors was the key driver of its outperformance for the fiscal year ended September 30, 2021. Among fixed income sectors, the Fund’s allocations to corporate high yield and bank loans, as well as issue selection within corporate high quality, contributed to performance. Allocation and issue selection within asset-backed securities and non-agency residential mortgage-backed securities were also positive contributors to performance, as was the Fund’s issue selection within the emerging markets high yield sector.
The Fund’s positioning in and higher quality bias to corporate high yield and bank loans detracted from performance, as did the Fund’s underweight to the emerging markets high yield sector.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans are subject to credit and call risk, may be difficult to value, and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Core Plus Bond Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Corporate Bonds and Notes		33%
Financials	12%
Energy	4
Information Technology	3
All other Corporate Bonds and Notes	14
Mortgage-Backed Securities		25
U.S. Government Securities		14
Asset-Backed Securities		11
Leveraged Loans		10
Short-Term Investment		3
Other (includes securities lending collateral)		4
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Core Plus Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	1.79%	3.69%	3.99%	— %	—
Class A shares at POP[3,4]	-2.03	2.90	3.59	—	—
Class C shares at NAV[2] and with CDSC[4]	1.11	2.93	3.22	—	—
Class I shares at NAV[2]	2.04	3.94	4.26	—	—
Class R6 shares at NAV[2]	2.17	—	—	4.29	11/3/16
Bloomberg U.S. Aggregate Bond Index	-0.90	2.94	3.01	3.15 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.07%, Net 0.80%; Class C shares: Gross 1.82%, Net 1.55%; Class I shares: Gross 0.80%, Net 0.55%; Class R6 shares: Gross 0.74%, Net 0.43%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: PHCHX
Class C: PGHCX
Class I: PHCIX
Class R6: VRHYX
Newfleet High Yield Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has a primary investment objective of high current income and a secondary objective of capital growth. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 12.18%, Class C shares at NAV returned 11.47%, Class I shares at NAV returned 12.43%, and Class R6 shares at NAV returned 12.87%. For the same period, the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 11.27%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
For the 12-month period, the high yield corporate market posted a strong return of over 11%. The positive COVID-19 vaccine news kick-started a rally that drove the market higher during the fiscal year. Unsurprisingly, the strong risk-on market, that is, a market that rewarded higher-risk assets, led the lowest-quality part of the market – CCC-rated bonds – to outperform. The outperformance of CCCs continued until the summer of 2021, when negative headlines about Delta variant-driven shutdowns and reductions in gross domestic product (GDP) estimates slowed gains.
The rally in commodities also contributed significantly to strong performance, since the energy industry makes up a large portion of the high yield market. Overall, energy was the best-performing sector for the fiscal year.
What factors affected the Fund’s performance during its fiscal year?
For the 12 months ended September 30, 2021, the Fund outperformed the benchmark Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index due to its overweight to CCC-rated bonds. Fund performance also benefited from individual security selection within the metals & mining, media, retail, and gaming sectors. An overweight to the airline sector also helped performance. Finally, some out-of-index positions in investment grade debt and bank loans added to performance, as well.
Conversely, while the Fund added significant energy exposure during the year, the additions were too high in quality and too short in duration to keep up with the benchmark, which hurt performance. The Fund’s underweight to the independent energy sector and its security selection within the financial sector also detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Corporate Bonds and Notes		87%
Consumer Discretionary	17%
Energy	15
Communication Services	12
All other Corporate Bonds and Notes	43
Leveraged Loans		7
Short-Term Investment		3
Other (includes securities lending collateral)		3
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet High Yield Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	12.18%	5.92%	6.82%	— %	—
Class A shares at POP[3,4]	7.97	5.11	6.41	—	—
Class C shares at NAV[2] and with CDSC[4]	11.47	5.15	6.04	—	—
Class I shares at NAV[2]	12.43	6.23	—	5.99	8/8/12
Class R6 shares at NAV[2]	12.87	—	—	6.54	11/3/16
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	11.27	6.50	7.42	— [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.27%, Net 1.00%; Class C shares: Gross 2.01%, Net 1.75%; Class I shares: Gross 1.07%, Net 0.75%; Class R6 shares: Gross 0.93%, Net 0.59%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returned 6.28% for the inception date of Class I shares and 6.70% for the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: HIMXZX
Class C: PCMZX
Class I: HIBIX
Class R6: VLDRX
Newfleet Low Duration Core Plus Bond Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has an investment objective to provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 1.44%, Class C shares at NAV returned 0.68%, Class I shares at NAV returned 1.78%, and Class R6 shares at NAV returned 1.76%. For the same period, the Newfleet Low Duration Core Plus Linked Benchmark returned 0.18%, and the ICE BofA Merrill Lynch 1-5 Year Corporate & Government Bond Index returned 0.18%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
The 12-month period included a variety of market conditions, but most front and center was the continued impact of COVID-19 on the globe. Monetary and fiscal policy response continued to evolve in order to support economic activity and allow market disruptions to heal. The final quarter of 2020 was marked by vaccine development and distribution, the U.S. presidential election, and a trade deal between the U.K. and the EU.
The first three quarters of 2021 brought a new U.S. administration, more fiscal stimulus, and bursts of optimism as the world continued its recovery from the COVID-19-related economic lockdowns that dominated early 2020. The virus continued to pose a global challenge to health care systems and policymakers, however, as they sought the correct mix of protective measures to contain it. Though variants of the virus emerged during the period, vaccines proved effective against them. Global vaccine distribution and the resulting growth in protected populations continued to seem to bring the world closer to containing the virus.
Since the economic recovery remained on track, the Federal Reserve (the Fed) began removing some of its monetary support, announcing the completion of the wind-down of its secondary market corporate credit facility during the third quarter of 2021. The Fed remained committed to its communication strategy during the fiscal year, and indicated no desire to tighten financial conditions.
During the 12-month period, the fixed income markets experienced a significant rebound from their March 2020 lows, with spread sectors (non-governmental fixed income investments) outperforming U.S. Treasuries. Those sectors that had experienced the greatest degree of underperformance during the first quarter of 2020 led the way during the fiscal year recovery.
During the fiscal year, the Fed left its target interest rate unchanged at a range of 0-0.25%, the rate that was set in late March of 2020 in response to the pandemic.
Additionally, over the 12-month period, the U.S Treasury yield curve steepened, shifting broadly higher, especially for maturities of 7-10 years.
What factors affected the Fund’s performance during its fiscal year?
The Fund’s underweight to U.S. Treasuries relative to spread sectors was the key driver of its outperformance for the fiscal year ended September 30, 2021. Among fixed income sectors, the Fund’s allocations to corporate high yield and bank loans, as well as issue selection within corporate high quality, contributed to performance. Allocation and issue selection within asset-backed securities and non-agency residential mortgage-backed securities were also positive contributors to performance.
The Fund’s positioning in and higher quality bias to corporate high yield and bank loans detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans are subject to credit and call risk, may be difficult to value, and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Asset-Backed Securities		35%
Mortgage-Backed Securities		28
Corporate Bonds and Notes		18
Financials	6%
Industrials	2
Information Technology	2
All other Corporate Bonds and Notes	8
Leveraged Loans		8
Short-Term Investment		6
U.S. Government Securities		4
Other (includes securities lending collateral)		1
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Low Duration Core Plus Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	1.44%	2.25%	2.48%	— %	—
Class A shares at POP[3,4]	-0.85	1.79	2.25	—	—
Class C shares at NAV[2] and with CDSC[4]	0.68	1.49	1.72	—	—
Class I shares at NAV[2]	1.78	2.51	2.74	—	—
Class R6 shares at NAV[2]	1.76	—	—	3.72	12/19/18
Newfleet Low Duration Core Plus Linked Benchmark	0.18	2.00	2.22	3.55 [5]	—
ICE BofA Merrill Lynch 1-5 Year Corporate & Government Bond Index	0.18	2.21	1.95	3.55 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 0.92%, Net 0.76%; Class C shares: Gross 1.68%, Net 1.51%; Class I shares: Gross 0.68%, Net 0.51%; Class R6 shares: Gross 0.62%, Net 0.44%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: NAMFX
Class C: NCMFX
Class I: VMFIX
Class R6: VMFRX
Newfleet Multi-Sector Intermediate Bond Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has an investment objective of maximizing current income while preserving capital. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 6.45%, Class C shares at NAV returned 5.58%, Class I shares at NAV returned 6.70%, and Class R6 shares at NAV returned 6.87%. For the same period, the Bloomberg U.S. Aggregate Bond Index, which serves as both the Fund’s broad-based and style-specific fixed income index, returned -0.90%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
The 12-month period included a variety of market conditions, but most front and center was the continued impact of COVID-19 on the globe. Monetary and fiscal policy response continued to evolve in order to support economic activity and allow market disruptions to heal. The final quarter of 2020 was marked by vaccine development and distribution, the U.S. presidential election, and a trade deal between the U.K. and the EU.
The first three quarters of 2021 brought a new U.S. administration, more fiscal stimulus, and bursts of optimism as the world continued its recovery from the COVID-19-related economic lockdowns that dominated early 2020. The virus continued to pose a global challenge to health care systems and policymakers, however, as they sought the correct mix of protective measures to contain it. Though variants of the virus emerged during the period, vaccines proved effective against them. Global vaccine distribution and the resulting growth in protected populations continued to seem to bring the world closer to containing the virus.
Since the economic recovery remained on track, the Federal Reserve (the Fed) began removing some of its monetary support, announcing the completion of the wind-down of its secondary market corporate credit facility during the third quarter of 2021. The Fed remained committed to its communication strategy during the fiscal year, and indicated no desire to tighten financial conditions.
During the 12-month period, the fixed income markets experienced a significant rebound from their March 2020 lows, with spread sectors (non-governmental fixed income investments) outperforming U.S. Treasuries. Those sectors that had experienced the greatest degree of underperformance during the first quarter of 2020 led the way during the fiscal year recovery.
During the fiscal year, the Fed left its target interest rate unchanged at a range of 0-0.25%, the rate that was set in late March of 2020 in response to the pandemic.
Additionally, over the 12-month period, the U.S Treasury yield curve steepened, shifting broadly higher, especially for maturities of 7-10 years.
What factors affected the Fund’s performance during its fiscal year?
An underweight to U.S. Treasuries in favor of spread sectors was a driver of the Fund’s outperformance for the fiscal year ended September 30, 2021. Among fixed income sectors, the Fund’s allocations to corporate high yield and high yield bank loans contributed to performance for the fiscal year. Issue selection within corporate high quality securities was also beneficial for relative performance.
The Fund’s underweight to the corporate high quality sector negatively impacted performance for the 12-month period, despite the fact that issue selection within the sector was positive. While the Fund’s allocation to emerging markets was beneficial during the year, the timing of trades within that sector detracted from relative returns.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans are subject to credit and call risk, may be difficult to value, and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Multi-Sector Intermediate Bond Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Corporate Bonds and Notes		42%
Energy	9%
Financials	9
Consumer Discretionary	5
All other Corporate Bonds and Notes	19
Leveraged Loans		21
Mortgage-Backed Securities		14
Asset-Backed Securities		11
Foreign Government Securities		8
Preferred Stocks		1
Other (includes short-term investment and securities lending collateral)		3
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Multi-Sector Intermediate Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	6.45%	4.22%	5.11%	— %	—
Class A shares at POP[3,4]	2.45	3.42	4.71	—	—
Class C shares at NAV[2] and with CDSC[4]	5.58	3.42	4.32	—	—
Class I shares at NAV[2]	6.70	4.47	5.38	—
Class R6 shares at NAV[2]	6.87	4.59	—	4.31	11/12/14
Bloomberg U.S. Aggregate Bond Index	-0.90	2.94	3.01	3.18 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.08%, Net 0.99%; Class C shares: Gross 1.83%, Net 1.74%; Class I shares: Gross 0.83%, Net 0.74%; Class R6 shares: Gross 0.76%, Net 0.60%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: NARAX
Class C: PSTCX
Class C1: PMSTX
Class I: PIMSX
Class R6: VMSSX
Newfleet Multi-Sector Short Term Bond Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has an investment objective of providing high current income while attempting to limit changes in the Fund’s net asset value per share caused by interest rate changes. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 2.78%, Class C shares at NAV returned 2.69%, Class C1 shares at NAV returned 2.19%, Class I shares at NAV returned 3.25%, and Class R6 shares at NAV returned 3.31%. For the same period, the ICE BofA Merrill Lynch 1–3 Year A–BBB US Corporate Index, which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 1.38%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
The 12-month period included a variety of market conditions, but most front and center was the continued impact of COVID-19 on the globe. Monetary and fiscal policy response continued to evolve in order to support economic activity and allow market disruptions to heal. The final quarter of 2020 was marked by vaccine development and distribution, the U.S. presidential election, and a trade deal between the U.K. and the EU.
The first three quarters of 2021 brought a new U.S. administration, more fiscal stimulus, and bursts of optimism as the world continued its recovery from the COVID-19-related economic lockdowns that dominated early 2020. The virus continued to pose a global challenge to health care systems and policymakers, however, as they sought the correct mix of protective measures to contain it. Though variants of the virus emerged during the period, vaccines proved effective against them. Global vaccine distribution and the resulting growth in protected populations continued to seem to bring the world closer to containing the virus.
Since the economic recovery remained on track, the Federal Reserve (the Fed) began removing some of its monetary support, announcing the completion of the wind-down of its secondary market corporate credit facility during the third quarter of 2021. The Fed remained committed to its communication strategy during the fiscal year, and indicated no desire to tighten financial conditions.
During the 12-month period, the fixed income markets experienced a significant rebound from their March 2020 lows, with spread sectors (non-governmental fixed income investments) outperforming U.S. Treasuries. Those sectors that had experienced the greatest degree of underperformance during the first quarter of 2020 led the way during the fiscal year recovery.
During the fiscal year, the Fed left its target interest rate unchanged at a range of 0-0.25%, the rate that was set in late March of 2020 in response to the pandemic.
Additionally, over the 12-month period, the U.S Treasury yield curve steepened, shifting broadly higher, especially for maturities of 7-10 years.
What factors affected the Fund’s performance during its fiscal year?
An underweight to U.S. Treasuries in favor of spread sectors was a driver of the Fund’s outperformance for the fiscal year ended September 30, 2021. Among fixed income sectors, the Fund’s allocations to corporate high yield and high yield bank loans contributed to performance for the fiscal year. Allocation to and issue selection within non-agency residential mortgage-backed securities and asset-backed securities were also beneficial during the period.
The Fund’s positioning within corporate high yield and high yield bank loans negatively impacted performance for the 12-month period. While allocation to the sectors was beneficial, issue selection was a detractor relative to the performance of the respective sector indexes.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans are subject to credit and call risk, may be difficult to value, and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Multi-Sector Short Term Bond Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Mortgage-Backed Securities		26%
Asset-Backed Securities		25
Corporate Bonds and Notes		24
Financials	6%
Energy	4
Communication Services	2
All other Corporate Bonds and Notes	12
Leveraged Loans		14
Foreign Government Securities		4
U.S. Government Securities		3
Short-Term Investment		3
Other (includes securities lending collateral)		1
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Multi-Sector Short Term Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	2.78%	2.71%	3.34%	— %	—
Class A shares at POP[3,4]	0.46	2.25	3.10	—	—
Class C shares at NAV[2] and with CDSC[4]	2.69	2.47	3.08	—	—
Class C1 shares at NAV[2] and with CDSC[4]	2.19	1.97	2.58	—	—
Class I shares at NAV[2]	3.25	3.02	3.59	—	—
Class R6 shares at NAV[2]	3.31	—	—	3.22	11/3/16
ICE BofA Merrill Lynch 1-3 Year A-BBB US Corporate Index	1.38	2.74	2.62	2.77 [5]	—
Fund Expense Ratios[6]: Class A shares: 0.99%; Class C shares: 1.22%; Class C1 shares: 1.72%; Class I shares: 0.73%; Class R6 shares: Gross 0.66%, Net 0.58%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, Class C1 shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C1 shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: PSFRX
Class C: PFSRX
Class I: PSFIX
Class R6: VRSFX
Newfleet Senior Floating Rate Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has an investment objective of high total return from both current income and capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 8.40%, Class C shares at NAV returned 7.59%, Class I shares at NAV returned 8.68%, and Class R6 shares at NAV returned 8.96%†. For the same period, the Credit Suisse Leveraged Loan Index, which serves as both the Fund’s broad-based and style-specific index, returned 8.46%.
   † See footnote 5 on page 23.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
Leveraged bank loans generated strong returns over the 12-month period, with a total return of 8.46% as measured by the Credit Suisse Leveraged Loan Index (the Index). The fiscal year, which saw a variety of market conditions, was impacted primarily by the COVID-19 global pandemic, including the associated economic and earnings fallout and subsequent fiscal and monetary policy response. The leveraged bank loan market began the fiscal year in the early stages of a recovery aided by progress toward widespread delivery of COVID-19 vaccines, as well as open capital markets and recovering corporate earnings supported by the Federal Reserve’s (the Fed’s) easy monetary policy and fiscal stimulus. Optimism about the prospects for overcoming COVID-19 led to a recovery in loan prices and solid returns across most months of the fiscal year except for July, when some of the optimism reversed on concerns around the Delta variant.
As is typically the case in a credit recovery cycle, lower-quality credit tiers led returns over the past year. The lower-rated B- and CCC-rated loans outperformed over the past year amid an environment of above-trend gross domestic product (GDP) growth that favored riskier assets such as equities, high yield bonds, and bank loans. For the full year, CCC-rated bonds returned 26.2%, outperforming Bs, which returned 7.7% and, in turn, outperformed BBs with 4.8% gains. Distressed loans also outperformed, returning 16.2%.
Industries that were more impacted by COVID-19 outperformed for the 12-month period, while more defensively focused industries underperformed. Larger industry groups that outperformed included energy (20%), which benefited from higher energy prices as economies reopened. Aerospace (14%), consumer non-durables (13.7%), gaming/leisure (12.9%), and manufacturing (10.2%) also benefited from the reopening. Underperforming industries included utilities (3.6%), cable/wireless (4.1%), financials (5.6%), food/tobacco (6.1%), and forest products (6.4%).
The rally during the fiscal year left the loan market with spreads (the additional yield an investor receives above the London Interbank Offered Rate (LIBOR) rate for the same duration) well inside of long-term averages, reflecting rapid improvement in credit conditions, or fundamentals, as well as declining default rates. The Index yield ended the year at 4.79%, lower than its 6.02% yield at the start of the fiscal year as spreads tightened. The weighted average market price of the Index increased over the 12-month period by $5.65 to $98.42 as of September 30, 2021.
Broad-based fundamental conditions in the bank loan market increasingly improved throughout the fiscal year, recovering from the virus-damaged second quarter of 2020. This was evident in rating agency actions, as upgrades far outpaced downgrades during the period. Distressed debt also diminished over the 12-month period, and now composes less than 1% of the total market.
The trailing 12-month default rate fell to 0.35%, the lowest level since 2012 and well below the COVID-19-elevated 4.2% at the previous year-end.
Bank loan technical factors continued to recover from the COVID-19-related shock, with both demand and issuance near record levels over the second half of the fiscal year. Retail bank loan fund flows turned positive in December of 2020 due to the reflation trade (favoring securities that would benefit from government intervention designed to bring the economy back to its long-term trend) and rising rates, recording $35 billion of inflows over the past 12 months. Collateralized loan obligation (CLO) issuance also rebounded and made steady progress throughout the year, with the last two months of issuance at record monthly levels. New CLO issuance surpassed 2018’s record of $130.4 billion, with a total of $162 billion over the 12 months. Loan new issuance fully recovered and was at near-record levels by fiscal year-end, driven by heavy mergers and acquisitions (M&A) issuance.
What factors affected the Fund’s performance during its fiscal year?
For the 12 months ended September 30, 2021, the Fund was fully invested and sought to take advantage of loan and high yield credit volatility created by COVID-19. The Fund benefited from the modest use of leverage, as well as from credit selection in the consumer durables, forest products/packaging, media/broadcasting, and diversified media industries. The Fund also demonstrated strong selection in CCC-rated credit and non-rated credit, which included equity in restructured, COVID-19-impacted businesses. The Fund’s high yield allocation, maintained primarily for liquidity purposes, also outperformed.
Conversely, the Fund’s energy industry underweight and credit selection negatively impacted performance, as did selection in gaming/leisure. An overweight to B-rated credit and selection within this tier also detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Senior Floating Rate Fund (Continued)
in interest rates, and this risk may be enhanced with longer-term maturities.
Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans are subject to credit and call risk, may be difficult to value, and have longer settlement times than other investments, which can make loans relatively illiquid at times.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Liquidity: Certain securities may be difficult to sell at a time and price beneficial to the Fund.
Leverage: When a fund leverages its portfolio, the Fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the Fund’s value may increase.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Leveraged Loans		90%
Health Care	14%
Service	10
Information Technology	9
Gaming / Leisure	6
Manufacturing	6
Forest Prod / Containers	5
Chemicals	5
All other Leveraged Loans	35
Corporate Bonds and Notes		4
Common Stocks		1
Other (includes short-term investment)		5
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Senior Floating Rate Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	8.40%	3.36%	4.01%	— %	—
Class A shares at POP[3,4]	5.42	2.78	3.72	—	—
Class C shares at NAV[2] and with CDSC[4]	7.59	2.59	3.24	—	—
Class I shares at NAV[2]	8.68	3.62	4.28	—	—
Class R6 shares at NAV[2]	8.96 [5]	—	—	3.76	11/3/16
Credit Suisse Leveraged Loan Index	8.46	4.64	5.04	4.61 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 1.12%, Net 1.11%; Class C shares: Gross 1.91%, Net 1.86%; Class I shares: Gross 0.91%, Net 0.86%; Class R6 shares: Gross 0.84%, Net 0.72%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: HXBZX
Class C: PXCZX
Class I: HXBIX
Newfleet Tax-Exempt Bond Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has an investment objective of providing a high level of current income that is exempt from federal income tax. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 2.04%, Class C shares at NAV returned 1.28%, and Class I shares at NAV returned 2.29%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based fixed income index, returned -0.90%, and the ICE BofA Merrill Lynch 1-22 Year US Municipal Securities Index, which is the Fund’s style-specific benchmark appropriate for comparison, returned 2.29%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
The municipal bond market experienced solid relative performance for the fiscal year ended September 30, 2021, especially when compared to U.S. Treasury bonds, which experienced negative returns for the same period. The dominant themes for the municipal bond market over the 12-month period were record inflows into open-end municipal bond mutual funds and massive federal government financial support that improved the fundamental credit profile of the market.
For the fiscal year, longer-maturity and lower-quality (BBB-rated/below investment grade) bonds produced the best absolute performance. Shorter-dated and higher-quality bonds realized the lowest returns as interest rates declined and credit risk spreads (the additional yield the market demands from lower-rated bonds versus higher-quality bonds) narrowed. After experiencing lower prices and weak demand during the early weeks of the pandemic in 2020, demand for lower-quality, higher-yielding bonds (including below investment grade securities, that is, junk bonds) rebounded sharply in the second half of 2020, driving prices higher and credit risk spreads lower. This bounce back in demand and subsequent price improvement continued into 2021 as investors sought higher-yielding municipal securities amid generational low interest rates.
While municipal bonds outperformed the broader fixed income market during the fiscal year, concerns that the Federal Reserve’s (the Fed’s) bond buying program would soon be ending, debate surrounding the country’s debt ceiling, and the failure to pass the $3.5 billion infrastructure bill all led to overall higher yields during the final two months of the fiscal year. As of the end of the reporting period, investors lacked clarity on a host of important issues including the infrastructure bill, tax increases, the possible reinstatement of the state and local tax (SALT) deduction, and the ability of municipal issuers to re-fund existing tax-exempt debt with new tax-exempt debt.
What factors affected the Fund’s performance during its fiscal year?
For the 12 months ended September 30, 2021, performance relative to the benchmark benefited from exposure to bonds with intermediate to longer-dated maturities (12+ years), health care, tobacco, special care, and Illinois bonds.
Relative performance versus the benchmark was negatively impacted by the Fund’s slightly shorter duration, higher coupon bonds, water & sewer bonds, pre-refunded securities, and higher exposure to housing bonds.
The Fund’s investment strategy focuses on higher-quality municipalities that we believe show value for the long term. While the federal stimulus may have helped bolster the overall economy and municipal fundamentals, we believe that all credits are not created equally and need to be analyzed with a longer-term horizon. During the fiscal year, many municipalities continued to face serious challenges in funding large capital expenditures to rebuild America’s aging infrastructure, improve pension plan funding, protect communities against climate change, and fund more and larger social programs. We seek to add value through our higher-quality investment strategy, distributed across multiple sectors of the market.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Municipal Market: Events negatively impacting a municipality, municipal security, or the municipal bond market in general, may cause the Fund to decrease in value.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
State & AMT Tax: A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Tax-Exempt Bond Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Texas	13%
Florida	13
Illinois	12
Colorado	6
Arizona	5
District of Columbia	5
New Jersey	4
Other (includes short-term investment)	42
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Tax-Exempt Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	2.04%	2.53%	3.17%
Class A shares at POP[3,4]	-0.77	1.96	2.89
Class C shares at NAV[2] and with CDSC[4]	1.28	1.77	2.40
Class I shares at NAV[2]	2.29	2.79	3.43
Bloomberg U.S. Aggregate Bond Index	-0.90	2.94	3.01
Tax-Exempt Bond Fund Linked Benchmark[5]	2.29	2.98	3.71
ICE BofA Merrill Lynch 1-22 Year US Municipal Securities Index[5]	2.29	2.98	3.49
Fund Expense Ratios[6]: Class A shares: Gross 1.01%, Net 0.85%; Class C shares: Gross 1.74%, Net 1.60%; Class I shares: Gross 0.78%, Net 0.60%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The Fund changed its primary benchmark during the year to the ICE BofA Merrill Lynch 1-22 Year US Municipal Securities Index. The Fund’s subadviser believes the ICE BofA Merrill Lynch 1-22 Year US Municipal Securities Index better reflects the markets and securities in which the Fund’s portfolio is invested than the Fund’s previous benchmark, the Bloomberg US Aggregate Bond Index.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—14.1%
U.S. Treasury Bonds
2.500%, 2/15/46	$ 1,115	$ 1,206
3.000%, 8/15/48	3,760	4,480
2.000%, 2/15/50	975	958
1.375%, 8/15/50	1,595	1,346
1.625%, 11/15/50	455	409
1.875%, 2/15/51	1,885	1,797
2.000%, 8/15/51	165	162
U.S. Treasury Notes
1.500%, 2/15/30	1,515	1,525
0.875%, 11/15/30	820	778
1.625%, 5/15/31	2,235	2,261
1.250%, 8/15/31	445	434
Total U.S. Government Securities (Identified Cost $14,655)		15,356

Municipal Bonds—1.3%
California—0.2%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	250	246
Idaho—0.2%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	170	216
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	30	33
Texas—0.6%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	255	252
State of Texas, General Obligation Taxable 3.211%, 4/1/44	80	84
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	205	198
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	80	95
		629

	Par Value	Value

Virginia—0.3%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	$ 285	$ 313
Total Municipal Bonds (Identified Cost $1,373)		1,437

Foreign Government Securities—1.4%
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(1)	200	228
Kingdom of Saudi Arabia 144A 3.250%, 10/22/30(2)	200	214
Oman Government International Bond 144A 7.375%, 10/28/32(2)	205	233
Republic of Turkey 5.875%, 6/26/31	410	385
State of Qatar 144A 4.400%, 4/16/50(2)	200	244
United Mexican States 2.659%, 5/24/31	225	217
Total Foreign Government Securities (Identified Cost $1,571)		1,521

Mortgage-Backed Securities—25.7%
Agency—0.8%
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	9	10
Pool #535371 6.500%, 5/1/30	— (3)	— (3)
Pool #590108 7.000%, 7/1/31	3	4
Pool #880117 5.500%, 4/1/36	23	26
Pool #938574 5.500%, 9/1/36	60	69
Pool #909092 6.000%, 9/1/37	10	12
Pool #909220 6.000%, 8/1/38	112	132
Pool #986067 6.000%, 8/1/38	2	2
Pool #AA7001 5.000%, 6/1/39	236	270
Pool #CA4978 3.000%, 1/1/50	370	388
	Par Value	Value

Agency—continued
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	$ 10	$ 11
		924

Non-Agency—24.9%
ACRES Commercial Realty Corp. 2020-RSO8, A (SOFR30A + 1.264%, Cap N/A, Floor 1.150%) 144A 1.314%, 3/15/35(2)(4)(5)	30	30
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(2)(5)	260	259
2019-D, A1 144A 2.956%, 9/25/65(2)(5)	224	225
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(2)	335	357
2015-SFR1, A 144A 3.467%, 4/17/52(2)	198	209
2015-SFR2, C 144A 4.691%, 10/17/52(2)	125	135
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(2)	110	111
2020-SFR1, B 144A 2.120%, 4/17/37(2)	255	257
2020-SFR2, C 144A 2.533%, 7/17/37(2)	100	102
2020-SFR2, D 144A 3.282%, 7/17/37(2)	250	256
2021-SFR2, C 144A 1.877%, 8/17/38(2)	100	100
Angel Oak Mortgage Trust I LLC 2019-2, A1 144A 3.628%, 3/25/49(2)(5)	58	58
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(2)(5)	295	295
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(2)(5)	147	147
2019-1, A1 144A 3.805%, 1/25/49(2)(5)	65	66
2019-2, A1 144A 3.347%, 4/25/49(2)(5)	65	66
Banc of America Funding Trust
2004-B, 2A1 2.648%, 11/20/34(5)	15	16
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2005-1, 1A1 5.500%, 2/25/35	$ 29	$ 30
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(2)	160	165
2017-SPL5, B1 144A 4.000%, 6/28/57(2)(5)	100	103
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(5)	100	104
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 0.806%, 3/15/37(2)(5)	225	224
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.334%, 2/15/29(2)(5)	340	340
BX Commercial Mortgage Trust 2019-XL, C (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.334%, 10/15/36(2)(5)	150	150
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(2)(5)	245	259
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(2)	517	516
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	194	197
CHL Mortgage Pass-Through Trust 2004-6, 1A2 2.076%, 5/25/34(5)	62	62
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	242	251
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(2)(5)	69	70
2019-RP1, A1 144A 3.500%, 1/25/66(2)(5)	96	100
COLT Mortgage Loan Trust Funding LLC 2020-1, A1 144A 2.488%, 2/25/50(2)(5)	27	27
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(2)(5)	90	90
	Par Value	Value

Non-Agency—continued
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(2)(5)	$ 180	$ 180
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(2)	210	215
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/26/29(2)(5)	165	165
Corevest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(2)	230	234
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(2)	220	228
2018-2, A 144A 4.026%, 11/15/52(2)	84	89
2020-4, A 144A 1.174%, 12/15/52(2)	314	311
2020-3, A 144A 1.358%, 8/15/53(2)	300	297
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 1.064%, 5/15/36(2)(5)	370	371
Credit Suisse Mortgage Capital Trust
2020-RPL4, A1 144A 2.000%, 1/25/60(2)(5)	274	280
2021-NQM1, A1 144A 0.809%, 5/25/65(2)(5)	146	146
2020-NQM1, A1 144A 1.208%, 5/25/65(2)(5)	81	81
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(5)	42	43
2021-2, A3 144A 1.291%, 6/25/66(2)(5)	292	292
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(2)	100	101
2020-SFR2, B 144A 1.567%, 10/19/37(2)	425	425
2021-SFR1, D 144A 2.189%, 8/17/38(2)	335	334
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(2)(5)	75	76
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(2)(5)	18	19
2018-1, A23 144A 3.500%, 11/25/57(2)(5)	16	16
	Par Value	Value

Non-Agency—continued
2019-H1, A1 144A 2.657%, 10/25/59(2)(5)	$ 30	$ 30
2020-H1, A1 144A 2.310%, 1/25/60(2)(5)	76	78
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(2)(5)	62	63
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(2)(5)	38	38
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.884%, 2/15/38(2)(5)	395	395
GS Mortgage Securities Corp. Trust 2012-ALOH, A 144A 3.551%, 4/10/34(2)	255	257
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(5)	245	260
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(2)(5)	208	210
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(2)	190	188
Homeward Opportunities Fund I Trust 2018-2, A1 144A 3.985%, 11/25/58(2)(5)	123	125
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	42	44
JPMorgan Chase Mortgage Trust
2016-SH1, M2 144A 3.750%, 4/25/45(2)(5)	130	132
2016-SH2, M2 144A 3.750%, 12/25/45(2)(5)	222	227
2017-1, A2 144A 3.480%, 1/25/47(2)(5)	80	81
2017-3, 2A2 144A 2.500%, 8/25/47(2)(5)	42	42
2017-5, A1 144A 3.090%, 10/26/48(2)(5)	80	82
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 1.084%, 12/15/37(2)(5)	190	190
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.884%, 5/15/36(2)(5)	$ 215	$ 215
LHOME Mortgage Trust
2021-RTL2, A1 144A 2.090%, 6/25/26(2)(5)	110	110
2021-RTL1, A1 144A 2.090%, 9/25/26(2)(5)	270	269
MetLife Securitization Trust
2017-1A, M1 144A 3.480%, 4/25/55(2)(5)	305	318
2019-1A, A1A 144A 3.750%, 4/25/58(2)(5)	199	205
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(5)	175	182
2019-1, M2 144A 3.500%, 10/25/69(2)(5)	155	165
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	360	381
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	310	326
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(5)	78	82
2015-2A, A1 144A 3.750%, 8/25/55(2)(5)	56	59
2016-1A, A1 144A 3.750%, 3/25/56(2)(5)	46	49
2016-3A, B1 144A 4.000%, 9/25/56(2)(5)	223	238
2016-4A, B1A 144A 4.500%, 11/25/56(2)(5)	233	252
2017-2A, A3 144A 4.000%, 3/25/57(2)(5)	108	115
2018-2A, A1 144A 4.500%, 2/25/58(2)(5)	174	184
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(5)	161	161
2019-NQM4, A1 144A 2.492%, 9/25/59(2)(5)	88	89
2020-1A, A1B 144A 3.500%, 10/25/59(2)(5)	306	320
2018-1A, A1A 144A 4.000%, 12/25/57(2)(5)	143	153
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.136%, 5/25/55(2)(5)	155	155
	Par Value	Value

Non-Agency—continued
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(2)(5)	$ 203	$ 203
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%, Cap 11.00%, Floor 1.725%) 1.811%, 3/25/35(5)	6	6
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(2)(5)	42	44
2018-EXP2, 1A1 144A 4.000%, 7/25/58(2)(5)	12	12
2021-NQM3, A2 144A 1.260%, 7/25/61(2)(5)	270	270
Preston Ridge Partners Mortgage LLC
2020-2, A1 144A 3.671%, 8/25/25(2)(5)	118	119
2020-3, A1 144A 2.857%, 9/25/25(2)(5)	319	320
2020-6, A1 144A 2.363%, 11/25/25(2)(5)	338	339
2021-2, A1 144A 2.115%, 3/25/26(2)(5)	465	466
2021-3, A1 144A 1.867%, 4/25/26(2)(5)	203	204
2021-RPL1, A1 144A 1.319%, 7/25/51(2)(5)	96	96
Pretium Mortgage Credit Partners I LLC
2020-NPL3, A1 144A 3.105%, 6/27/60(2)(5)	244	244
2021-NPL1, A1 144A 2.240%, 9/27/60(2)(5)	224	224
Progress Residential Trust
2019-SFR2, A 144A 3.147%, 5/17/36(2)	332	335
2019-SFR3, B 144A 2.571%, 9/17/36(2)	235	238
2021-SFR2, D 144A 2.197%, 4/19/38(2)	280	279
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(5)	134	135
Provident Funding Mortgage Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.236%, 2/25/55(2)(5)	185	184
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(2)(5)	228	232
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(2)(5)	235	235
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(2)(5)	88	89
	Par Value	Value

Non-Agency—continued
Sequoia Mortgage Trust 2013-8, B1 3.498%, 6/25/43(5)	$ 39	$ 40
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(2)(5)	188	189
2021-1, A3 144A 1.560%, 7/25/61(2)(5)	267	266
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(2)(5)	103	103
Towd Point Mortgage Trust
2016-3, M1 144A 3.500%, 4/25/56(2)(5)	525	543
2016-4, B1 144A 3.826%, 7/25/56(2)(5)	310	335
2017-4, A2 144A 3.000%, 6/25/57(2)(5)	335	350
2019-1, A1 144A 3.705%, 3/25/58(2)(5)	186	195
2018-6, A2 144A 3.750%, 3/25/58(2)(5)	600	633
2019-2, A2 144A 3.750%, 12/25/58(2)(5)	190	202
2019-4, A2 144A 3.250%, 10/25/59(2)(5)	240	255
2020-MH1, A2 144A 2.500%, 2/25/60(2)(5)	405	405
2015-2, 1M1 144A 3.250%, 11/25/60(2)(5)	165	168
2017-1, M1 144A 3.750%, 10/25/56(2)(5)	100	106
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 0.986%, 4/25/48(2)(5)	244	244
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(2)	193	193
2019-SFR1, C 144A 3.149%, 3/17/38(2)	190	196
2020-SFR2, D 144A 2.281%, 11/17/39(2)	310	305
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(2)	200	201
VCAT LLC
2021-NPL1, A2 144A 4.826%, 12/26/50(2)(5)	220	220
2021-NPL2, A1 144A 2.115%, 3/27/51(2)(5)	192	192
2021-NPL3, A1 144A 1.743%, 5/25/51(2)(5)	171	171
2021-NPL4, A1 144A 1.868%, 8/25/51(2)(5)	323	323
2021-NPL5, A1 144A 1.868%, 8/25/61(2)(5)	110	110
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(2)(5)	$ 80	$ 80
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(2)(5)	233	233
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(2)(5)	135	136
2019-4, M1 144A 3.207%, 11/25/59(2)(5)	100	102
2021-R3, A1 144A 1.020%, 4/25/64(2)(5)	87	87
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(2)	180	180
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	100	106
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(5)	125	128
ZH Trust 2021-1, A 144A 2.253%, 2/18/27(2)	100	100
		27,121

Total Mortgage-Backed Securities (Identified Cost $27,781)		28,045

Asset-Backed Securities—11.0%
Automobiles—5.1%
American Credit Acceptance Receivables Trust
2019-2, C 144A 3.170%, 6/12/25(2)	109	110
2021-2, C 144A 0.970%, 7/13/27(2)	330	331
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	215	216
Avis Budget Rental Car Funding LLC (AESOP) 2019-3A, A 144A 2.360%, 3/20/26(2)	270	281
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(2)	225	231
2019-3A, D 144A 3.040%, 4/15/25(2)	240	247
	Par Value	Value

Automobiles—continued
2021-N3, D 1.580%, 6/12/28	$ 220	$ 220
Credit Acceptance Auto Loan Trust 2020-3A, B 144A 1.770%, 12/17/29(2)	265	268
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	240	242
Exeter Automobile Receivables Trust
2019-2A, C 144A 3.300%, 3/15/24(2)	128	129
2019-4A, C 144A 2.440%, 9/16/24(2)	285	288
First Investors Auto Owner Trust 2021-1A, C 144A 1.170%, 3/15/27(2)	300	299
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(2)	260	267
2020-3, C 144A 1.730%, 9/15/26(2)	260	265
2021-1, C 144A 0.910%, 3/15/27(2)	340	338
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(2)	183	184
2019-4A, C 144A 3.060%, 8/15/25(2)	260	267
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(2)	240	245
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(2)	145	146
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(2)	11	11
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(2)	240	244
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(2)	112	113
2021-1, C 144A 0.840%, 6/10/26(2)	335	335
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(2)	270	272
		5,549

	Par Value	Value

Credit Card—1.1%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(2)	$ 280	$ 279
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(2)	410	413
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(2)	261	261
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(2)	280	279
		1,232

Other—4.7%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(2)	52	53
2019-A, A 144A 3.140%, 7/16/40(2)	186	191
2019-A, C 144A 4.010%, 7/16/40(2)	265	275
2020-AA, B 144A 2.790%, 7/17/46(2)	270	275
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	257	267
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(2)	158	161
CCG Receivables Trust 2021-1, C 144A 0.840%, 6/14/27(2)	285	284
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(2)	179	179
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(2)	33	33
2021-1A, A 144A 1.510%, 11/21/33(2)	180	180
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(2)	83	85
2021-1A, A 144A 1.270%, 5/15/41(2)	236	235
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	195	207
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(2)	270	275
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(2)	$ 275	$ 276
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(2)	139	140
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(2)	108	112
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(2)	280	279
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(2)	225	227
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(2)	200	204
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(2)	68	69
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(2)	42	42
2020-1A, A 144A 1.710%, 2/20/25(2)	166	168
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(2)	86	86
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(2)	123	126
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(2)	335	336
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	166	172
Upstart Securitization Trust 2021-1, A 144A 0.870%, 3/20/31(2)	186	186
		5,123

Student Loan—0.1%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(2)	127	130
Total Asset-Backed Securities (Identified Cost $11,927)		12,034

Corporate Bonds and Notes—33.7%
Communication Services—1.7%
Cable Onda S.A. 144A 4.500%, 1/30/30(2)	200	210
CCO Holdings LLC 144A 4.750%, 3/1/30(2)	110	115
CommScope, Inc. 144A 4.750%, 9/1/29(2)	25	25
	Par Value	Value

Communication Services—continued
Diamond Sports Group LLC 144A 5.375%, 8/15/26(2)(6)	$ 100	$ 66
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(2)	55	57
DISH DBS Corp.
5.000%, 3/15/23	95	98
7.750%, 7/1/26	100	113
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(2)	225	227
Radiate Holdco LLC 144A 4.500%, 9/15/26(2)	35	36
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(2)	175	187
T-Mobile USA, Inc. 3.875%, 4/15/30	300	331
TripAdvisor, Inc. 144A 7.000%, 7/15/25(2)	160	170
Verizon Communications, Inc. 2.550%, 3/21/31	156	158
		1,793

Consumer Discretionary—2.5%
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(2)	200	204
Aramark Services, Inc. 144A 6.375%, 5/1/25(2)	100	105
Carriage Services, Inc. 144A 4.250%, 5/15/29(2)	75	75
Ford Motor Co. 9.000%, 4/22/25	206	248
Gap, Inc. (The) 144A 3.875%, 10/1/31(2)	120	120
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	95	97
Hanesbrands, Inc. 144A 5.375%, 5/15/25(2)	195	204
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(2)	55	56
International Game Technology plc 144A 4.125%, 4/15/26(2)	220	229
M/I Homes, Inc. 4.950%, 2/1/28	190	199
Marriott International, Inc. Series HH 2.850%, 4/15/31	30	30
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	165	168
	Par Value	Value

Consumer Discretionary—continued
PulteGroup, Inc. 6.375%, 5/15/33	$ 290	$ 381
QVC, Inc. 4.375%, 3/15/23	145	151
Scientific Games International, Inc.
144A 5.000%, 10/15/25(2)	130	134
144A 8.250%, 3/15/26(2)	70	74
144A 7.000%, 5/15/28(2)	35	38
Tenneco, Inc. 144A 5.125%, 4/15/29(2)	205	210
		2,723

Consumer Staples—1.2%
Albertsons Cos., Inc.
144A 3.250%, 3/15/26(2)	330	335
144A 3.500%, 3/15/29(2)	20	20
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	200	226
4.750%, 1/23/29	52	61
Bacardi Ltd. 144A 4.700%, 5/15/28(2)	170	196
BAT Capital Corp. 4.906%, 4/2/30	240	275
Vector Group Ltd. 144A 5.750%, 2/1/29(2)	225	225
		1,338

Energy—3.9%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	180	183
Boardwalk Pipelines LP 4.950%, 12/15/24	185	205
Cheniere Energy Partners LP 144A 3.250%, 1/31/32(2)	160	160
Cheniere Energy, Inc. 4.625%, 10/15/28	80	84
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(2)	170	178
CNX Midstream Partners LP 144A 4.750%, 4/15/30(2)	10	10
CrownRock LP
144A 5.625%, 10/15/25(2)	115	118
144A 5.000%, 5/1/29(2)	120	125
Energy Transfer LP Series H 6.500% (7)	220	229
EQM Midstream Partners LP
144A 6.000%, 7/1/25(2)	25	27
144A 6.500%, 7/1/27(2)	30	34
144A 4.750%, 1/15/31(2)	45	47
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	$ 290	$ 294
HollyFrontier Corp. 5.875%, 4/1/26	210	241
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	175	258
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(2)	285	287
Occidental Petroleum Corp. 5.500%, 12/1/25	5	6
Parsley Energy LLC 144A 4.125%, 2/15/28(2)	100	105
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	150	154
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	300	391
Petroleos Mexicanos
6.500%, 3/13/27	155	164
7.690%, 1/23/50	190	180
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	200	216
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	80	89
Southwestern Energy Co. 144A 5.375%, 2/1/29(2)	85	91
Targa Resources Partners LP 5.875%, 4/15/26	185	193
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(2)(6)	33	33
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(2)	120	124
		4,226

Financials—12.3%
AerCap Ireland Capital DAC 3.650%, 7/21/27	150	159
Allstate Corp. (The) Series B 5.750%, 8/15/53	200	216
Ally Financial, Inc. Series B 4.700% (7)	249	259
Ares Finance Co. LLC 144A 4.000%, 10/8/24(2)	270	288
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	265	281
Athene Global Funding 144A 2.450%, 8/20/27(2)	265	273
Bank of America Corp.
2.687%, 4/22/32	800	815
2.482%, 9/21/36	285	279
	Par Value	Value

Financials—continued
(3 month LIBOR + 0.770%) 0.891%, 2/5/26(5)(6)	$ 225	$ 228
Bank of New York Mellon Corp. (The) Series G 4.700% (7)	240	263
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	200	208
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(2)	116	116
Blue Owl Finance LLC 144A 3.125%, 6/10/31(2)	275	272
Brighthouse Financial, Inc. 5.625%, 5/15/30	278	336
Brookfield Finance, Inc. 2.724%, 4/15/31	445	455
Capital One Financial Corp. 2.359%, 7/29/32	222	217
Charles Schwab Corp. (The) Series H 4.000% (7)	275	284
Citadel LP 144A 4.875%, 1/15/27(2)	190	205
Citigroup, Inc.
3.200%, 10/21/26	371	400
(3 month LIBOR + 1.250%) 1.381%, 7/1/26(5)	325	335
Coinbase Global, Inc. 144A 3.625%, 10/1/31(2)	225	214
Discover Bank 4.682%, 8/9/28	500	532
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	280	288
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	225	257
Icahn Enterprises LP 6.250%, 5/15/26	225	235
JPMorgan Chase & Co. 1.953%, 2/4/32	495	478
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	150	149
Liberty Mutual Group, Inc.
144A 4.569%, 2/1/29(2)	265	308
144A 4.125%, 12/15/51(2)	225	231
MetLife, Inc. Series G 3.850% (7)	280	293
Morgan Stanley
3.125%, 7/27/26	410	441
6.375%, 7/24/42	215	326
Nippon Life Insurance Co. 144A 2.900%, 9/16/51(2)	200	197
	Par Value	Value

Financials—continued
OneMain Finance Corp.
6.875%, 3/15/25	$ 110	$ 124
7.125%, 3/15/26	40	46
Prudential Financial, Inc.
5.875%, 9/15/42	85	88
5.625%, 6/15/43	270	287
Santander Holdings USA, Inc. 4.400%, 7/13/27	245	275
Societe Generale S.A. 144A 4.750%, 11/24/25(2)	200	222
Synovus Financial Corp. 5.900%, 2/7/29	90	97
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	330	343
Toronto-Dominion Bank (The) 3.625%, 9/15/31	270	297
UBS AG 7.625%, 8/17/22	500	530
Wells Fargo & Co.
2.393%, 6/2/28	540	557
Series BB 3.900%(7)	420	433
Zions Bancorp NA 3.250%, 10/29/29	250	260
		13,397

Health Care—2.0%
Anthem, Inc. 2.875%, 9/15/29	185	195
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(2)	70	73
Centene Corp. 4.625%, 12/15/29	80	87
DaVita, Inc. 144A 4.625%, 6/1/30(2)	220	226
Grifols Escrow Issuer S.A. 144A 4.750%, 10/15/28(2)	220	225
HCA, Inc. 5.250%, 6/15/49	140	179
Illumina, Inc. 2.550%, 3/23/31	138	139
Jaguar Holding Co. II 144A 5.000%, 6/15/28(2)	80	86
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(2)	75	75
Mozart Debt Merger Sub, Inc. 144A 3.875%, 4/1/29(2)	60	60
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)	65	66
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(2)	$ 15	$ 16
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(2)	25	27
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	170	163
Universal Health Services, Inc. 144A 2.650%, 1/15/32(2)	185	183
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	197	217
Viatris, Inc. 144A 2.300%, 6/22/27(2)	187	191
		2,208

Industrials—2.7%
American Airlines, Inc. 144A 5.750%, 4/20/29(2)	60	65
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	280	293
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	200	211
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)	215	232
Boeing Co. (The)
5.150%, 5/1/30	140	164
5.930%, 5/1/60	179	245
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(2)	235	236
Dycom Industries, Inc. 144A 4.500%, 4/15/29(2)	85	85
GFL Environmental, Inc.
144A 3.750%, 8/1/25(2)	170	175
144A 4.000%, 8/1/28(2)	165	164
Huntington Ingalls Industries, Inc. 144A 2.043%, 8/16/28(2)	289	285
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(2)	215	295
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(2)	215	227
TransDigm, Inc. 5.500%, 11/15/27	95	98
United Airlines, Inc. 144A 4.625%, 4/15/29(2)	160	165
		2,940

Information Technology—3.3%
Broadcom, Inc.
4.150%, 11/15/30	242	268
	Par Value	Value

Information Technology—continued
144A 2.450%, 2/15/31(2)	$ 152	$ 147
144A 3.187%, 11/15/36(2)	13	13
Citrix Systems, Inc. 3.300%, 3/1/30	365	373
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)	20	21
144A 6.500%, 10/15/28(2)	35	36
Dell International LLC 8.100%, 7/15/36	95	144
Flex Ltd. 3.750%, 2/1/26	191	208
HP, Inc. 3.400%, 6/17/30	320	340
Leidos, Inc. 2.300%, 2/15/31	295	288
Motorola Solutions, Inc.
4.600%, 2/23/28	163	188
4.600%, 5/23/29	85	99
NCR Corp. 144A 5.125%, 4/15/29(2)	130	134
Science Applications International Corp. 144A 4.875%, 4/1/28(2)	205	212
SK Hynix, Inc. 144A 1.500%, 1/19/26(2)	400	395
Square, Inc. 144A 3.500%, 6/1/31(2)	160	164
SYNNEX Corp. 144A 2.375%, 8/9/28(2)	350	347
Xerox Holdings Corp. 144A 5.500%, 8/15/28(2)	155	160
		3,537

Materials—1.8%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(2)	200	208
Chemours Co. (The) 144A 5.750%, 11/15/28(2)	160	167
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(2)	165	176
Glencore Funding LLC 144A 2.850%, 4/27/31(2)	330	332
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(2)	215	213
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(2)	290	307
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(2)	185	186
New Enterprise Stone & Lime Co., Inc. 144A 5.250%, 7/15/28(2)	5	5
	Par Value	Value

Materials—continued
Suzano Austria GmbH 2.500%, 9/15/28	$ 110	$ 107
Teck Resources Ltd. 6.125%, 10/1/35	215	279
		1,980

Real Estate—1.9%
American Assets Trust LP 3.375%, 2/1/31	94	97
EPR Properties 4.750%, 12/15/26	275	301
GLP Capital LP 5.750%, 6/1/28	231	271
MPT Operating Partnership LP
5.000%, 10/15/27	80	84
4.625%, 8/1/29	45	48
3.500%, 3/15/31	185	189
Office Properties Income Trust 4.500%, 2/1/25	215	231
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	145	143
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	166
Retail Properties of America, Inc. 4.750%, 9/15/30	285	314
Service Properties Trust 4.950%, 2/15/27	245	244
		2,088

Utilities—0.4%
Puget Energy, Inc. 144A 2.379%, 6/15/28(2)	169	169
Southern Co. (The) Series A 3.750%, 9/15/51	294	299
		468

Total Corporate Bonds and Notes (Identified Cost $34,936)		36,698

Leveraged Loans—10.0%
Aerospace—1.2%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(5)	30	30
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(5)	170	176
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Aerospace—continued
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(5)	$ 215	$ 214
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 0.000%, 10/20/27(5)(8)	210	223
KKR Apple Bidco LLC (1 month LIBOR + 3.000%) 3.500%, 9/22/28(5)	225	225
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(5)	210	223
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.334%, 5/30/25(5)	228	226
		1,317

Chemicals—0.7%
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.084%, 4/1/24(5)	282	280
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(5)	169	170
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 2.832%, 10/1/25(5)	187	185
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.584%, 5/3/28(5)	155	154
		789

Consumer Durables—0.1%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28(5)	109	109
Consumer Non-Durables—0.2%
Diamond BC B.V. Tranche B (3 month LIBOR + 3.000%) 0.000%, 9/29/28(5)(8)	215	215
Energy—0.2%
Buckeye Partners LP Tranche B, First Lien (1 month LIBOR + 2.250%) 2.334%, 11/1/26(5)	44	44
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(5)	76	75
	Par Value	Value

Energy—continued
DT Midstream, Inc. (3 month LIBOR + 2.000%) 2.500%, 6/26/28(5)	$ 60	$ 60
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 10/5/28(5)(8)	40	40
		219

Financial—0.4%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 3.334%, 7/31/27(5)	110	108
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 2.750%, 12/1/27(5)	109	109
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.584%, 2/2/28(5)	244	242
Zebra Buyer LLC (3 month LIBOR + 3.500%) 0.000%, 4/21/28(5)(8)	15	15
		474

Food / Tobacco—0.5%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 1.834%, 1/15/27(5)	42	41
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 2.834%, 3/31/25(5)	68	67
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(5)	223	223
JBS USA Lux S.A. (1 month LIBOR + 2.000%) 2.084%, 5/1/26(5)	223	222
		553

Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche Z (2 month LIBOR + 1.750%) 1.856%, 7/1/26(5)	199	198
Gaming / Leisure—0.9%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24(5)	24	25
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.834%, 12/23/24(5)	224	223
	Par Value	Value

Gaming / Leisure—continued
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28(5)	$ 155	$ 155
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.833%, 6/22/26(5)	225	223
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 3.584%, 2/12/27(5)	118	115
Tranche B-2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(5)	16	16
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.834%, 8/14/24(5)	110	109
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27(5)	69	68
		934

Health Care—0.6%
Agiliti Health, Inc. (3 month LIBOR + 2.750%) 0.000%, 1/4/26(5)(8)	65	64
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.834%, 11/27/25(5)	23	23
(1 month LIBOR + 3.000%) 3.084%, 6/2/25(5)	12	12
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.882%, 6/11/25(5)	118	117
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.834%, 11/17/25(5)	154	154
Medline Borrower LP (3 month LIBOR + 3.250%) 0.000%, 10/23/28(5)(8)	65	65
Parexel International Corp. (3 month LIBOR + 3.500%) 0.000%, 8/11/28(5)(8)	35	35
PPD, Inc. (1 month LIBOR + 2.000%) 2.500%, 1/13/28(5)	154	154
		624

Housing—0.8%
CPG International LLC (3 month LIBOR + 2.500%) 3.250%, 5/6/24(5)	240	240
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Housing—continued
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 1/31/27(5)(8)	$ 165	$ 164
Standard Industries, Inc. Tranche B (3 month LIBOR + 2.500%) 0.000%, 9/22/28(5)(8)	275	275
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.084%, 11/21/24(5)	223	223
		902

Information Technology—0.8%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.250%) 3.750%, 9/19/24(5)	172	172
Boxer Software 2nd 2021 (3 month LIBOR + 3.750%) 3.882%, 10/2/25(5)	188	187
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.500%) 3.000%, 9/21/28(5)	10	10
Sophia LP (3 month LIBOR + 3.750%) 3.882%, 10/7/27(5)	184	184
Tenable, Inc. (3 month LIBOR + 2.750%) 3.250%, 7/7/28(5)	225	225
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26(5)	119	119
		897

Manufacturing—0.6%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(5)	221	222
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(5)	224	223
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27(5)	178	178
		623

	Par Value	Value

Media / Telecom - Broadcasting—0.2%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.586%, 9/18/26(5)	$ 180	$ 180
Media / Telecom - Cable/Wireless Video—0.2%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.334%, 1/15/26(5)	146	144
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26(5)	30	30
Virgin Media Bristol LLC Tranche Q (1 month LIBOR + 3.250%) 3.334%, 1/31/29(5)	35	35
		209

Media / Telecom - Diversified Media—0.0%
UPC Financing Partnership Tranche AX (1 month LIBOR + 3.000%) 3.084%, 1/31/29(5)	45	45
Media / Telecom - Telecommunications—0.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.334%, 3/15/27(5)	64	63
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(5)	50	50
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.084%, 3/9/27(5)	163	162
		275

Media / Telecom - Wireless Communications—0.2%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.840%, 4/11/25(5)	224	222
Retail—0.3%
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.250%, 10/19/27(5)	224	223
	Par Value	Value

Retail—continued
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(5)	$ 125	$ 125
		348

Service—1.1%
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(5)	269	268
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.336%, 2/6/26(5)	277	276
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(5)	122	122
PODS LLC (1 month LIBOR + 3.000%) 3.750%, 3/31/28(5)	124	124
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.334%, 12/31/25(5)	214	213
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.334%, 3/31/28(5)	234	233
		1,236

Transportation - Automotive—0.2%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(5)	172	164
Utility—0.3%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 12/10/27(5)	153	153
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(5)	209	208
		361

Total Leveraged Loans (Identified Cost $10,881)		10,894

See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value
Preferred Stocks—0.7%
Financials—0.5%
Discover Financial Services Series D, 6.125%	85 (9)	$ 95
JPMorgan Chase & Co. Series HH, 4.600%	86 (9)	88
MetLife, Inc. Series D, 5.875%(6)	88 (9)	104
Truist Financial Corp. Series Q, 5.100%	250 (9)	287
		574

Industrials—0.2%
General Electric Co. Series D, 3.446%(5)	231 (9)	226
Total Preferred Stocks (Identified Cost $719)		800

Exchange-Traded Fund—0.3%
VanEck High Yield Muni ETF(6)	4,455	278
Total Exchange-Traded Fund (Identified Cost $279)		278

Total Long-Term Investments—98.2% (Identified Cost $104,122)		107,063

Short-Term Investment—3.6%
Money Market Mutual Fund—3.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(10)	3,887,234	3,887
Total Short-Term Investment (Identified Cost $3,887)		3,887

	Shares	Value

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(10)(11)	594,568	$ 595
Total Securities Lending Collateral (Identified Cost $595)		595

TOTAL INVESTMENTS—102.3% (Identified Cost $108,604)		$111,545
Other assets and liabilities, net—(2.3)%		(2,542)
NET ASSETS—100.0%		$109,003

Abbreviations:
BAM	Build America Municipal Insured
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
SOFR30A	Secured Overnight Financing Rate 30 Day Average
WaMu	Washington Mutual

Footnote Legend:
(1)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $53,789 or 49.3% of net assets.
(3)	Amount is less than $500.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Variable rate security. Rate disclosed is as of September 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	All or a portion of security is on loan.
(7)	No contractual maturity date.
(8)	This loan will settle after September 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	91%
Netherlands	2
Switzerland	1
Canada	1
Indonesia	1
Chile	1
Turkey	1
Other	2
Total	100%
† % of total investments as of September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 12,034	$ —	$ 12,034	$—
Corporate Bonds and Notes	36,698	—	36,698	—
Foreign Government Securities	1,521	—	1,521	—
Leveraged Loans	10,894	—	10,894	—
Mortgage-Backed Securities	28,045	—	28,015	30
Municipal Bonds	1,437	—	1,437	—
U.S. Government Securities	15,356	—	15,356	—
Equity Securities:
Preferred Stocks	800	—	800	—
Securities Lending Collateral	595	595	—	—
Exchange-Traded Fund	278	278	—	—
Money Market Mutual Fund	3,887	3,887	—	—
Total Investments	$111,545	$4,760	$106,755	$30
Security held by the Fund with an end of period value of $30 was transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2021.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—90.2%
Communication Services—12.4%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 200	$ 192
Altice France S.A. 144A 5.125%, 7/15/29(1)	200	196
Cars.com, Inc. 144A 6.375%, 11/1/28(1)	295	311
CCO Holdings LLC
144A 5.125%, 5/1/27(1)	350	364
144A 4.750%, 3/1/30(1)	325	340
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	265	270
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(1)	5	5
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(1)	100	104
CommScope, Inc. 144A 4.750%, 9/1/29(1)	40	40
CSC Holdings LLC 144A 5.750%, 1/15/30(1)	600	610
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)(2)	105	69
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(1)	150	157
DISH DBS Corp. 7.750%, 7/1/26	325	367
Frontier Communications Holdings LLC 144A 6.750%, 5/1/29(1)	390	411
iHeartCommunications, Inc. 8.375%, 5/1/27	272	290
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	465	450
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	290	300
144A 4.750%, 10/15/27(1)(2)	195	198
Mav Acquisition Corp.
144A 5.750%(1)	310	305
144A 8.000%, 8/1/29(1)	340	325
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	275	283
Northwest Fiber LLC
144A 4.750%, 4/30/27(1)	60	60
144A 10.750%, 6/1/28(1)	265	298
Radiate Holdco LLC
144A 4.500%, 9/15/26(1)	140	145
144A 6.500%, 9/15/28(1)	235	240
Telesat Canada 144A 6.500%, 10/15/27(1)	310	269
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	280	297
	Par Value	Value
Communication Services—continued
Twitter, Inc. 144A 3.875%, 12/15/27(1)	$ 300	$ 320
Univision Communications, Inc. 144A 9.500%, 5/1/25(1)	85	92
		7,308

Consumer Discretionary—17.8%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	325	328
Ambience Merger Sub, Inc.
144A 4.875%, 7/15/28(1)	75	75
144A 7.125%, 7/15/29(1)	315	312
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	325	339
Aston Martin Capital Holdings Ltd. 144A 10.500%, 11/30/25(1)	320	356
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	135	142
144A 8.125%, 7/1/27(1)	105	118
144A 4.625%, 10/15/29(1)	180	182
Carnival Corp.
144A 7.625%, 3/1/26(1)	40	43
144A 4.000%, 8/1/28(1)	6	6
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	275	275
Carvana Co.
144A 5.625%, 10/1/25(1)	235	243
144A 5.875%, 10/1/28(1)	120	124
Clarios Global LP 144A 8.500%, 5/15/27(1)	255	271
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(1)	190	190
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	280	293
Ford Motor Co.
9.000%, 4/22/25	108	130
9.625%, 4/22/30	69	98
Ford Motor Credit Co. LLC 4.125%, 8/17/27	200	212
Gap, Inc. (The) 144A 3.875%, 10/1/31(1)	325	325
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	315	320
Golden Nugget, Inc. 144A 8.750%, 10/1/25(1)(2)	260	272
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	300	306
	Par Value	Value

Consumer Discretionary—continued
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	$ 310	$ 318
M/I Homes, Inc. 4.950%, 2/1/28	280	293
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	295	301
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	365	369
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	200	194
Michaels Cos., Inc. (The)
144A 5.250%, 5/1/28(1)	35	36
144A 7.875%, 5/1/29(1)	100	104
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)	295	307
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	195	200
NCL Finance Ltd. 144A 6.125%, 3/15/28(1)	90	93
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	405	430
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	250	273
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	365	369
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	30	31
Royal Caribbean Cruises Ltd.
144A 4.250%, 7/1/26(1)	170	167
144A 5.500%, 8/31/26(1)	125	128
144A 5.500%, 4/1/28(1)	30	31
Scientific Games International, Inc.
144A 8.250%, 3/15/26(1)	120	127
144A 7.000%, 5/15/28(1)	160	173
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	125	128
Station Casinos LLC 144A 4.500%, 2/15/28(1)	335	340
Tenneco, Inc.
5.375%, 12/15/24	150	150
144A 5.125%, 4/15/29(1)	265	271
Vista Outdoor, Inc. 144A 4.500%, 3/15/29(1)	365	370
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	310	322
		10,485

Consumer Staples—3.8%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	585	613
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Chobani LLC 144A 7.500%, 4/15/25(1)	$ 315	$ 328
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	280
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	270	270
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	120	122
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	305	318
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	290	290
		2,221

Energy—15.3%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	410	417
Antero Midstream Partners LP
144A 7.875%, 5/15/26(1)	150	164
144A 5.750%, 1/15/28(1)	340	352
Antero Resources Corp.
144A 8.375%, 7/15/26(1)	78	88
144A 7.625%, 2/1/29(1)	105	117
144A 5.375%, 3/1/30(1)	100	105
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	310	338
BP Capital Markets plc 4.875% (3)	285	313
Callon Petroleum Co.
6.125%, 10/1/24	141	139
144A 8.000%, 8/1/28(1)	10	10
Cheniere Energy Partners LP 144A 3.250%, 1/31/32(1)	345	346
Cheniere Energy, Inc. 4.625%, 10/15/28	175	185
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	320	334
144A 5.875%, 2/1/29(1)	60	64
CNX Midstream Partners LP 144A 4.750%, 4/15/30(1)	25	25
Colgate Energy Partners III LLC 144A 5.875%, 7/1/29(1)	50	50
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	310	338
CrownRock LP
144A 5.625%, 10/15/25(1)	260	266
144A 5.000%, 5/1/29(1)	170	178
CSI Compressco LP
7.250%, 8/15/22	205	199
144A 7.500%, 4/1/25(1)	195	192
	Par Value	Value

Energy—continued
Energy Transfer LP Series H 6.500% (3)	$ 295	$ 307
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	75	82
144A 6.500%, 7/1/27(1)	90	101
144A 4.500%, 1/15/29(1)	60	62
144A 4.750%, 1/15/31(1)	60	62
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	195	200
144A 6.000%, 2/1/31(1)	195	200
Kosmos Energy Ltd. 144A 7.500%, 3/1/28(1)	365	354
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	235	241
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)	115	4
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	200	195
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	210	219
Occidental Petroleum Corp.
5.875%, 9/1/25	130	146
5.500%, 12/1/25	70	78
3.500%, 8/15/29	260	265
6.625%, 9/1/30	265	327
6.125%, 1/1/31	175	210
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	175	183
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	300	308
QuarterNorth Energy Holding, Inc. 0.000%	1	107
Rockcliff Energy II LLC 144A 5.500%, 10/15/29(1)	10	10
Southwestern Energy Co. 144A 5.375%, 2/1/29(1)	300	321
Tap Rock Resources LLC 144A 7.000%, 10/1/26(1)	30	31
Targa Resources Partners LP 4.875%, 2/1/31	120	130
Transocean, Inc. 144A 11.500%, 1/30/27(1)	143	147
USA Compression Partners LP 6.875%, 4/1/26	170	177
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	31
144A 4.125%, 8/15/31(1)	250	261
		8,979

Financials—7.5%
Acrisure LLC
144A 7.000%, 11/15/25(1)	240	244
144A 4.250%, 2/15/29(1)	280	277
	Par Value	Value

Financials—continued
Ally Financial, Inc. Series B 4.700% (3)	$ 255	$ 265
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	300	299
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(1)	295	313
Cobra AcquisitionCo LLC 144A 6.375%, 11/1/29(1)	280	280
Coinbase Global, Inc. 144A 3.625%, 10/1/31(1)	300	285
HCRX Investments Holdco LP 144A 4.500%, 8/1/29(1)	300	302
Icahn Enterprises LP
6.250%, 5/15/26	220	230
5.250%, 5/15/27	280	291
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	350	346
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	400	418
Navient Corp. 5.875%, 10/25/24	185	197
OneMain Finance Corp. 6.875%, 3/15/25	185	208
Prospect Capital Corp. 3.706%, 1/22/26	455	469
		4,424

Health Care—9.4%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	320	310
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(1)	135	144
144A 8.500%, 1/31/27(1)	270	288
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	585	606
Community Health Systems, Inc.
144A 6.625%, 2/15/25(1)	280	293
144A 6.875%, 4/15/29(1)	25	25
144A 6.125%, 4/1/30(1)	60	58
144A 4.750%, 2/15/31(1)	160	161
DaVita, Inc. 144A 4.625%, 6/1/30(1)	285	293
Encompass Health Corp. 4.500%, 2/1/28	285	294
Endo Dac 144A 9.500%, 7/31/27(1)(2)	50	50
Grifols Escrow Issuer S.A. 144A 4.750%, 10/15/28(1)	350	358
HealthEquity, Inc. 144A 4.500%, 10/1/29(1)	45	46
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
Jaguar Holding Co. II 144A 5.000%, 6/15/28(1)	$ 215	$ 231
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	105	97
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	5	5
144A 4.375%, 2/15/27(1)	290	289
Mozart Debt Merger Sub, Inc.
144A 3.875%, 4/1/29(1)	155	155
144A 5.250%, 10/1/29(1)	20	20
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(1)	84	89
144A 7.250%, 2/1/28(1)	81	87
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	256	261
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(1)	45	48
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	180	183
144A 10.000%, 4/15/27(1)	130	140
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	310	300
Tenet Healthcare Corp.
144A 4.875%, 1/1/26(1)	180	186
144A 6.250%, 2/1/27(1)	130	135
144A 5.125%, 11/1/27(1)	60	63
144A 7.500%, 4/1/25(1)	80	85
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	245	235
		5,535

Industrials—8.6%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	380	402
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)	190	190
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	530	656
144A 5.500%, 4/20/26(1)	55	58
144A 5.750%, 4/20/29(1)	20	21
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(1)(4)	305	303
Boeing Co. (The) 5.930%, 5/1/60	231	316
Bombardier, Inc.
144A 7.500%, 12/1/24(1)	155	161
144A 6.000%, 2/15/28(1)	135	136
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(1)(2)	300	295
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(1)	290	291
	Par Value	Value

Industrials—continued
Delta Air Lines, Inc. 3.750%, 10/28/29(2)	$ 315	$ 321
Deluxe Corp. 144A 8.000%, 6/1/29(1)	150	157
Fortress Transportation & Infrastructure Investors LLC 144A 9.750%, 8/1/27(1)	40	45
Fortress Transportation and Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	235	242
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	160	160
Roller Bearing Co. of America, Inc. 144A 4.375%, 10/15/29(1)	10	10
Seaspan Corp. 144A 5.500%, 8/1/29(1)	35	36
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(1)	290	307
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	295	301
TransDigm, Inc.
144A 6.250%, 3/15/26(1)	115	120
5.500%, 11/15/27	205	211
United Airlines, Inc.
144A 4.375%, 4/15/26(1)	45	46
144A 4.625%, 4/15/29(1)	250	258
		5,043

Information Technology—3.8%
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	60	62
144A 6.500%, 10/15/28(1)	90	93
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	200	204
MicroStrategy, Inc. 144A 6.125%, 6/15/28(1)(2)	205	207
NCR Corp. 144A 5.125%, 4/15/29(1)	315	325
Plantronics, Inc. 144A 4.750%, 3/1/29(1)(2)	305	286
Rocket Software, Inc. 144A 6.500%, 2/15/29(1)	295	292
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	449
Xerox Holdings Corp. 144A 5.500%, 8/15/28(1)	295	305
		2,223

Materials—8.3%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(4)	595	632
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	280	293
	Par Value	Value

Materials—continued
Cleveland-Cliffs, Inc.
7.000%, 3/15/27	$ 170	$ 178
144A 6.750%, 3/15/26(1)	115	123
Eldorado Gold Corp. 144A 6.250%, 9/1/29(1)	325	322
Freeport-McMoRan, Inc. 5.450%, 3/15/43	235	289
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(1)	315	316
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(1)	445	448
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	35	35
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	455	452
New Enterprise Stone & Lime Co., Inc.
144A 5.250%, 7/15/28(1)	15	15
144A 9.750%, 7/15/28(1)	120	131
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	460	466
Teck Resources Ltd. 6.125%, 10/1/35	265	343
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	150	158
144A 6.625%, 11/1/25(1)	265	269
Unifrax Escrow Issuer Corp.
144A 5.250%, 9/30/28(1)	25	25
144A 7.500%, 9/30/29(1)	25	26
United States Steel Corp.
6.250%, 3/15/26(2)	90	93
6.875%, 3/1/29	155	165
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	125	129
		4,908

Real Estate—2.1%
iStar, Inc. 4.250%, 8/1/25	290	301
MPT Operating Partnership LP 3.500%, 3/15/31	315	321
Service Properties Trust 7.500%, 9/15/25	270	303
Uniti Group LP 144A 7.125%, 12/15/24(1)	300	307
		1,232

Utilities—1.2%
Ferrellgas LP
144A 5.375%, 4/1/26(1)	90	88
144A 5.875%, 4/1/29(1)	90	87
PG&E Corp. 5.250%, 7/1/30	295	302
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Utilities—continued
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	$ 240	$ 258
		735

Total Corporate Bonds and Notes (Identified Cost $51,493)		53,093

Leveraged Loans—7.6%
Aerospace—0.6%
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(5)	50	52
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(5)	295	313
		365

Consumer Non-Durables—0.3%
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.084%, 6/30/24(5)	168	167
Energy—0.5%
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(5)	84	84
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24(5)	191	191
		275

Financial—0.3%
Asurion LLC Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.334%, 1/31/28(5)	175	174
Forest Prod / Containers—0.4%
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.250%, 2/12/26(5)	214	214
Gaming / Leisure—0.6%
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 8.250%, 5/1/28(5)	115	117
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(5)	240	235
		352

	Par Value	Value

Health Care—1.2%
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.834%, 10/10/25(5)	$ 133	$ 118
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(5)	259	261
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.834%, 7/2/25(5)	320	309
		688

Information Technology—0.5%
Boxer Software 2nd Second Lien (3 month LIBOR + 5.500%) 0.000%, 2/27/26(5)(6)	120	122
Infinite Bidco LLC Second Lien (1 month LIBOR + 7.000%) 7.500%, 3/2/29(5)	175	176
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27(5)	15	15
		313

Manufacturing—0.4%
Arcline FM Holdings LLC
First Lien (3 month LIBOR + 4.750%) 5.500%, 6/23/28(5)	120	120
Second Lien (3 month LIBOR + 8.250%) 9.000%, 6/15/29(5)	120	120
		240

Media / Telecom - Cable/Wireless Video—0.3%
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(7)	186	189
Media / Telecom - Telecommunications—0.3%
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24(5)	203	193
Service—1.4%
Carlisle Foodservice Products, Inc. First Lien (6 month LIBOR + 3.000%) 4.000%, 3/20/25(5)	78	76
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.336%, 2/6/26(5)	148	148
	Par Value	Value

Service—continued
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(5)	$ 383	$ 386
Sweetwater Borrower LLC (3 month LIBOR + 4.750%) 5.500%, 8/5/28(5)	210	209
		819

Transportation - Automotive—0.4%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(5)	254	242
Utility—0.4%
Lightstone HoldCo LLC
2018, Tranche B (3 month LIBOR + 3.750%) 0.000%, 1/30/24(5)(6)	293	241
2018, Tranche C (3 month LIBOR + 3.750%) 0.000%, 1/30/24(5)(6)	17	14
		255

Total Leveraged Loans (Identified Cost $4,409)		4,486

	Shares
Preferred Stocks—0.8%
Financials—0.8%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250,000 (8)	258
Citigroup, Inc. Series T, 6.250%	190,000 (8)	220
		478

Total Preferred Stocks (Identified Cost $442)		478

Common Stocks—0.4%
Communication Services—0.1%
Clear Channel Outdoor Holdings, Inc. Class A(9)	7,282	20
Consumer Discretionary—0.3%
MYT Holding LLC Class B(9)(10)	33,144	165
Energy—0.0%
Frontera Energy Corp.(9)	1,088	6
Financials—0.0%
NMG Parent LLC(9)(10)	116	15
Total Common Stocks (Identified Cost $259)		206

See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(9)(10)	8,563	$ 11
Total Rights (Identified Cost $7)		11

Total Long-Term Investments—99.0% (Identified Cost $56,610)		58,274

Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)	1,712,077	1,712
Total Short-Term Investment (Identified Cost $1,712)		1,712

Securities Lending Collateral—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)(12)	1,221,057	1,221
Total Securities Lending Collateral (Identified Cost $1,221)		1,221

TOTAL INVESTMENTS—104.0% (Identified Cost $59,543)		$61,207
Other assets and liabilities, net—(4.0)%		(2,360)
NET ASSETS—100.0%		$58,847
Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $42,948 or 73.0% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	100% of the income received was in cash.
(5)	Variable rate security. Rate disclosed is as of September 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	This loan will settle after September 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(7)	Security in default, interest payments are being received during the bankruptcy proceedings.
(8)	Value shown as par value.
(9)	Non-income producing.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	85%
Canada	5
Luxembourg	2
United Kingdom	1
Germany	1
Bermuda	1
Netherlands	1
Other	4
Total	100%
† % of total investments as of September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$53,093	$ —	$53,093	$ —
Leveraged Loans	4,486	—	4,486	—
Equity Securities:
Common Stocks	206	26	—	180
Preferred Stocks	478	—	478	—
Rights	11	—	—	11
Securities Lending Collateral	1,221	1,221	—	—
Money Market Mutual Fund	1,712	1,712	—	—
Total Investments	$61,207	$2,959	$58,057	$191
Security held by the Fund with an end of period value of $191 was transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2021.
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.0%
U.S. Treasury Notes
1.750%, 6/15/22	$ 7,350	$ 7,436
0.125%, 4/30/23	5,595	5,587
0.375%, 12/31/25	14,585	14,291
1.125%, 8/31/28	3,900	3,854
Total U.S. Government Securities (Identified Cost $31,337)		31,168

Foreign Government Securities—0.5%
Kingdom of Saudi Arabia 144A 4.000%, 4/17/25(1)	425	465
Republic of Indonesia
144A 5.875%, 1/15/24(1)	755	841
144A 4.125%, 1/15/25(1)	435	476
Republic of Kazakhstan 144A 5.125%, 7/21/25(1)	570	654
Republic of South Africa 5.875%, 9/16/25	265	297
Republic of Turkey 7.375%, 2/5/25	545	578
State of Qatar Government International Bond 144A 3.400%, 4/16/25(1)	300	323
Total Foreign Government Securities (Identified Cost $3,479)		3,634

Mortgage-Backed Securities—28.8%
Agency—0.3%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	15	16
Pool #AO5149 3.000%, 6/1/27	53	56
Pool #AL7532 3.000%, 11/1/27	240	253
Pool #AS5730 3.000%, 9/1/30	510	539
Pool #AS5927 3.000%, 10/1/30	200	211
Pool #MA0908 4.000%, 11/1/31	141	153
Pool #AC3654 5.000%, 10/1/39	102	117
Pool #AD3841 4.500%, 4/1/40	32	36
Pool #MA3663 3.500%, 5/1/49	304	321
Pool #CA4978 3.000%, 1/1/50	1,079	1,132
	Par Value	Value

Agency—continued
Government National Mortgage Association
Pool #345039 7.000%, 9/15/23	$ 1	$ 1
Pool #780023 7.000%, 9/15/24	1	1
		2,836

Non-Agency—28.5%
ACRES Commercial Realty Corp. 2020-RSO8, A (SOFR30A + 1.264%, Cap N/A, Floor 1.150%) 144A 1.314%, 3/15/35(1)(2)(3)	144	144
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(1)(3)	2,012	2,005
2019-D, A1 144A 2.956%, 9/25/65(1)(3)	681	685
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	1,840	1,849
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(1)	2,641	2,804
2015-SFR1, A 144A 3.467%, 4/17/52(1)	176	186
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	939	948
2020-SFR1, B 144A 2.120%, 4/17/37(1)	940	949
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,400	2,401
2021-SFR2, C 144A 1.877%, 8/17/38(1)	610	607
Angel Oak Mortgage Trust I LLC 2018-3, A1 144A 3.649%, 9/25/48(1)(3)	492	494
Angel Oak Mortgage Trust LLC
2020-R1, A2 144A 1.247%, 4/25/53(1)(3)	1,694	1,692
2020-6, A1 144A 1.261%, 5/25/65(1)(3)	390	391
2020-4, A1 144A 1.469%, 6/25/65(1)(3)	1,523	1,534
2021-2, A1 144A 0.985%, 4/25/66(1)(3)	3,612	3,623
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(3)	826	827
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(1)(3)	1,566	1,567
	Par Value	Value

Non-Agency—continued
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	$ 1,002	$ 1,017
2019-2, A1 144A 3.347%, 4/25/49(1)(3)	2,109	2,136
2020-1, A1B 144A 2.100%, 3/25/55(1)	1,948	1,971
Banc of America Funding Trust
2004-B, 2A1 2.648%, 11/20/34(3)	10	11
2005-1, 1A1 5.500%, 2/25/35	49	51
2006-2, 3A1 6.000%, 3/25/36	11	11
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(3)	124	127
Bayview Opportunity Master Fund IVa Trust 2017-RT1, A1 144A 3.000%, 3/28/57(1)(3)	244	247
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.334%, 2/15/29(1)(3)	755	755
BRAVO Residential Funding Trust
2021-A, A1 144A 1.991%, 1/25/24(1)(3)	814	814
2019-NQM1, A1 144A 2.666%, 7/25/59(1)(3)	462	464
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	795	804
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.334%, 10/15/36(1)(3)	915	915
2020-BXLP, D (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.334%, 12/15/36(1)(3)	442	442
BX Trust 2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 1.104%, 5/15/35(1)(3)	1,265	1,264
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	2,351	2,349
Centex Home Equity Loan Trust 2004-D, AF5 5.850%, 9/25/34(3)	16	16
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	$ 897	$ 909
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%, Cap N/A, Floor 1.120%) 144A 1.204%, 6/15/34(1)(3)	367	367
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	1,185	1,228
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	74	79
2014-A, A 144A 4.000%, 1/25/35(1)(3)	124	128
2015-PS1, A1 144A 3.750%, 9/25/42(1)(3)	61	62
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(3)	685	691
2015-A, A1 144A 3.500%, 6/25/58(1)(3)	35	35
2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	1,739	1,810
COLT Funding LLC 2021-3R, A1 144A 1.051%, 12/25/64(1)(3)	2,240	2,241
COLT Mortgage Loan Trust Funding LLC
2020-1, A1 144A 2.488%, 2/25/50(1)(3)	399	399
2020-1R, A1 144A 1.255%, 9/25/65(1)(3)	1,003	1,006
2020-2R, A1 144A 1.325%, 10/26/65(1)(3)	494	495
2021-2R, A1 144A 0.798%, 7/27/54(1)	854	853
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(1)(3)	884	884
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(1)(3)	1,068	1,068
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	1,035	1,062
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/26/29(1)(3)	950	952
Corevest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(1)	2,833	2,877
CoreVest American Finance Trust
2018-2, A 144A 4.026%, 11/15/52(1)	861	902
	Par Value	Value

Non-Agency—continued
2020-4, A 144A 1.174%, 12/15/52(1)	$ 1,536	$ 1,521
2020-3, A 144A 1.358%, 8/15/53(1)	2,502	2,480
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 2.548%, 1/25/34(3)	67	68
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 1.064%, 5/15/36(1)(3)	1,455	1,459
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.819%, 4/25/44(1)(3)	187	190
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(3)	750	774
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	2,379	2,423
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(3)	1,894	1,891
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(3)	1,418	1,422
2021-NQM2, A1 144A 1.179%, 2/25/66(1)(3)	1,256	1,257
2013-HYB1, A16 144A 2.941%, 4/25/43(1)(3)	32	32
2021-AFC1, A1 144A 0.830%, 3/25/56(1)(3)	1,371	1,365
Deephaven Residential Mortgage Trust 2020-2, A1 144A 1.692%, 5/25/65(1)	884	887
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	502	508
2020-1, A1 144A 2.006%, 5/25/65(1)(3)	535	538
2020-2, A1 144A 1.178%, 10/25/65(1)(3)	1,156	1,161
2021-1, A2 144A 1.003%, 2/25/66(1)(3)	1,063	1,060
2021-2, A1 144A 0.931%, 6/25/66(1)(3)	1,928	1,929
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 1.784%, 7/15/38(1)(3)	1,074	1,082
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	800	805
2020-SFR2, A 144A 1.266%, 10/19/37(1)	1,202	1,198
2020-SFR2, B 144A 1.567%, 10/19/37(1)	2,045	2,043
	Par Value	Value

Non-Agency—continued
2021-SFR1, D 144A 2.189%, 8/17/38(1)	$ 1,810	$ 1,803
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(3)	229	231
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	120	121
2019-2, A52 144A 3.500%, 6/25/59(1)(3)	1,115	1,129
2019-H1, A1 144A 2.657%, 10/25/59(1)(3)	148	150
2020-H1, A1 144A 2.310%, 1/25/60(1)(3)	682	692
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(3)	1,052	1,055
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(3)	338	340
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.884%, 2/15/38(1)(3)	2,085	2,087
GS Mortgage Securities Trust
2020-TWN3, A (1 month LIBOR + 2.000%, Cap N/A, Floor 2.000%) 144A 2.084%, 11/15/37(1)(3)	1,540	1,547
2020-GC45, AS 3.173%, 2/13/53(3)	1,426	1,511
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(1)(3)	397	401
GSR Mortgage Loan Trust 2003-3F, 1A6 6.000%, 4/25/33	95	100
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	1,070	1,073
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(1)(3)	1,596	1,617
2019-3, A1 144A 2.675%, 11/25/59(1)(3)	707	711
JPMBB Commercial Mortgage Securities Trust
2014-C18, AS 4.439%, 2/15/47(3)	1,395	1,489
2015-C32, AS 3.984%, 11/15/48	2,200	2,344
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.369%, 6/25/29(1)(3)	460	466
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2014-2, 2A2 144A 3.500%, 6/25/29(1)(3)	$ 335	$ 341
2006-A2, 4A1 2.227%, 8/25/34(3)	36	38
2005-A5, 1A2 2.374%, 8/25/35(3)	124	130
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	194	196
2015-1, AM1 144A 2.108%, 12/25/44(1)(3)	101	102
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	328	333
2015-5, A2 144A 2.445%, 5/25/45(1)(3)	560	567
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	494	504
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	332	335
2017-5, A1 144A 3.090%, 10/26/48(1)(3)	986	1,009
JPMorgan Chase WaMu Mortgage Pass-Through Certificates Trust 2003-AR6, A1 2.557%, 6/25/33(3)	81	84
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 1.084%, 12/15/37(1)(3)	1,945	1,944
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.884%, 5/15/36(1)(3)	1,040	1,041
Mello Warehouse Securitization Trust
2021-1, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.184%, 2/25/55(1)(3)	775	774
2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.186%, 4/25/55(1)(3)	1,035	1,036
MetLife Securitization Trust
2018-1A, A 144A 3.750%, 3/25/57(1)(3)	2,009	2,089
2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	3,669	3,779
MFA Trust
2021-NQM1, A1 144A 1.153%, 4/25/65(1)(3)	1,450	1,451
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	1,542	1,544
2021-INV1, A1 144A 0.852%, 1/25/56(1)(3)	308	307
	Par Value	Value

Non-Agency—continued
Mill City Mortgage Loan Trust 2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	$ 1,083	$ 1,087
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C10, A4 4.216%, 7/15/46(3)	2,065	2,164
2013-C13, AS 4.266%, 11/15/46	1,515	1,604
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 0.784%, 11/15/34(1)(3)	1,380	1,380
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.328%, 6/25/44(1)(3)	337	347
Motel Trust 2021-MTL6, B 144A 1.300%, 9/15/38(1)(3)	2,200	2,204
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	677	711
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	748	789
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	436	466
2016-3A, A1 144A 3.750%, 9/25/56(1)(3)	431	461
2016-4A, A1 144A 3.750%, 11/25/56(1)(3)	1,931	2,068
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	1,246	1,328
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(3)	1,023	1,024
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(3)	475	478
2020-1A, A1B 144A 3.500%, 10/25/59(1)(3)	1,651	1,725
2014-2A, A3 144A 3.750%, 5/25/54(1)(3)	62	65
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(3)	1,595	1,691
2016-2A, A1 144A 3.750%, 11/26/35(1)(3)	1,016	1,086
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	1,488	1,588
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.136%, 5/25/55(1)(3)	2,140	2,142
	Par Value	Value

Non-Agency—continued
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(1)(3)	$ 1,679	$ 1,678
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%, Cap 11.00%, Floor 1.725%) 1.811%, 3/25/35(3)	47	47
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(3)	126	130
2018-EXP2, 1A1 144A 4.000%, 7/25/58(1)(3)	51	51
2021-NQM2, A1 144A 1.101%, 5/25/61(1)(3)	1,334	1,338
2018-1, A2 (1 month LIBOR + 0.650%) 144A 0.736%, 6/25/57(1)(3)	169	169
2021-NQM1, A1 144A 1.072%, 2/25/66(1)(3)	758	757
Preston Ridge Partners Mortgage LLC
2020-3, A1 144A 2.857%, 9/25/25(1)(3)	1,727	1,731
2021-3, A1 144A 1.867%, 4/25/26(1)(3)	637	640
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(3)	1,500	1,500
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(3)	647	647
Progress Residential Trust
2021-SFR3, C 144A 2.088%, 5/17/26(1)	500	501
2021-SFR3, D 144A 2.288%, 5/17/26(1)	1,010	1,011
2019-SFR2, A 144A 3.147%, 5/17/36(1)	1,209	1,221
2019-SFR3, B 144A 2.571%, 9/17/36(1)	685	694
2021-SFR6, C 144A 1.855%, 7/17/38(1)	725	720
2020-SFR2, A 144A 2.078%, 6/17/37(1)	2,131	2,164
2020-SFR3, A 144A 1.294%, 10/17/27(1)	345	343
2021-SFR1, C 144A 1.555%, 4/17/38(1)	1,050	1,035
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	150	152
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Provident Funding Mortgage Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.236%, 2/25/55(1)(3)	$ 1,160	$ 1,155
PSMC Trust 2018-2, A1 144A 3.500%, 6/25/48(1)(3)	148	148
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(3)	563	574
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(1)(3)	1,125	1,125
Residential Mortgage Loan Trust
2020-1, A1 144A 2.376%, 2/25/24(1)(3)	1,556	1,567
2019-2, A1 144A 2.913%, 5/25/59(1)(3)	165	168
SBA Tower Trust 144A 1.631%, 11/15/26(1)	1,900	1,895
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(3)	1,244	1,247
2021-1, A1 144A 1.160%, 7/25/61(1)(3)	1,529	1,527
2021-1, A3 144A 1.560%, 7/25/61(1)(3)	595	594
Spruce Hill Mortgage Loan Trust 2020-SH1, A1 144A 2.521%, 1/28/50(1)(3)	249	251
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(1)(3)	1,892	1,895
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(3)	847	854
2021-3, A2 144A 1.395%, 6/25/56(1)(3)	1,014	1,013
2021-3, A3 144A 1.518%, 6/25/56(1)(3)	509	508
2020-2, A1 144A 2.718%, 4/25/60(1)(3)	2,310	2,332
2020-3, A1 144A 1.486%, 4/25/65(1)(3)	596	598
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 2.470%, 10/25/34(3)	75	78
	Par Value	Value

Non-Agency—continued
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2003-34A, 6A 2.376%, 11/25/33(3)	$ 85	$ 85
Towd Point Mortgage Trust
2016-2, M2 144A 3.000%, 8/25/55(1)(3)	3,370	3,515
2017-1, A2 144A 3.500%, 10/25/56(1)(3)	810	843
2017-2, A2 144A 3.250%, 4/25/57(1)(3)	1,945	2,017
2019-1, A1 144A 3.705%, 3/25/58(1)(3)	437	460
2018-6, A1A 144A 3.750%, 3/25/58(1)(3)	1,961	2,007
2018-3, A1 144A 3.750%, 5/25/58(1)(3)	1,122	1,173
2019-MH1, A1 144A 3.000%, 11/25/58(1)(3)	628	637
2020-MH1, A2 144A 2.500%, 2/25/60(1)(3)	830	830
2015-4, M1 144A 3.750%, 4/25/55(1)(3)	526	534
2015-5, A2 144A 3.500%, 5/25/55(1)(3)	195	196
2018-4, A1 144A 3.000%, 6/25/58(1)(3)	1,299	1,347
Towd Point Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 0.986%, 4/25/48(1)(3)	821	822
2021-HE1, M1 144A 1.500%, 2/25/63(1)(3)	1,064	1,068
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(1)	2,431	2,429
VCAT Asset Securitization LLC 2021-NPL6, A1 144A 1.917%, 9/25/51(1)(3)	1,500	1,500
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(1)(3)	1,100	1,103
2021-NPL5, A1 144A 1.868%, 8/25/61(1)(3)	749	749
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(1)(3)	810	842
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(3)	494	495
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(3)	1,193	1,193
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust XCIV LLC 2021-NPL3, A1 144A 2.240%, 2/27/51(1)(3)	$ 377	$ 378
Vericrest Opportunity Loan Trust XCV LLC 2021-NPL4, A1 144A 2.240%, 3/27/51(1)(3)	421	421
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(1)(3)	1,852	1,871
2021-R3, A1 144A 1.020%, 4/25/64(1)(3)	1,428	1,431
2021-2, A1 144A 1.031%, 2/25/66(1)(3)	2,649	2,653
2021-3, A1 144A 1.046%, 6/25/66(1)(3)	2,699	2,707
2020-1, A1 144A 2.417%, 1/25/60(1)(3)	1,912	1,935
2020-4, A1 144A 1.502%, 5/25/65(1)(3)	2,886	2,900
2021-1, A1 144A 0.815%, 1/25/66(1)(3)	1,050	1,049
2021-R1, A1 144A 0.820%, 10/25/63(1)(3)	1,234	1,232
2021-R2, A1 144A 0.918%, 2/25/64(1)(3)	532	530
Visio Trust 2021-1R, A1 144A 1.280%, 5/25/56(1)	2,838	2,851
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	485	514
2015-P2, A3 3.541%, 12/15/48	2,015	2,146
Wells Fargo Mortgage Backed Securities Trust
2004-K, 1A2 2.615%, 7/25/34(3)	54	54
2004-U, A1 2.795%, 10/25/34(3)	18	18
2020-4, A1 144A 3.000%, 7/25/50(1)(3)	428	437
		222,150

Total Mortgage-Backed Securities (Identified Cost $223,948)		224,986

Asset-Backed Securities—35.9%
Automobiles—18.5%
ACC Auto Trust 2021-A, B 144A 1.790%, 4/15/27(1)	1,835	1,837
ACC Trust
2019-2, A 144A 2.820%, 2/21/23(1)	609	611
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2020-A, A 144A 6.000%, 3/20/23(1)	$ 640	$ 651
2021-1, C 144A 2.080%, 12/20/24(1)	1,785	1,785
American Credit Acceptance Receivables Trust
2019-1, C 144A 3.500%, 4/14/25(1)	396	398
2019-2, C 144A 3.170%, 6/12/25(1)	515	519
2020-4, D 144A 1.770%, 12/14/26(1)	1,280	1,298
2021-1, C 144A 0.830%, 3/15/27(1)	1,710	1,712
2021-2, C 144A 0.970%, 7/13/27(1)	2,065	2,071
2021-3, C 144A 0.980%, 11/15/27(1)	1,840	1,839
AmeriCredit Automobile Receivables Trust
2018-1, D 3.820%, 3/18/24	975	1,004
2019-1, C 3.360%, 2/18/25	1,200	1,233
2020-3, C 1.060%, 8/18/26	2,140	2,154
Arivo Acceptance Auto Loan Receivables Trust 2021-1A, A 144A 1.190%, 1/15/27(1)	1,160	1,161
Avis Budget Rental Car Funding LLC
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	1,110	1,133
(AESOP) 2019-3A, A 144A 2.360%, 3/20/26(1)	1,270	1,321
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	1,475	1,533
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	400	410
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,750	1,746
CarMax Auto Owner Trust 2019-1, C 3.740%, 1/15/25	1,175	1,223
Carnow Auto Receivables Trust 2019-1A, D 144A 4.620%, 12/16/24(1)	1,865	1,914
CarNow Auto Receivables Trust
2020-1A, B 144A 2.710%, 7/17/23(1)	1,420	1,429
2020-1A, C 144A 3.840%, 9/16/24(1)	730	742
	Par Value	Value

Automobiles—continued
2021-1A, B 144A 1.380%, 2/17/26(1)	$ 2,750	$ 2,758
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(1)	1,195	1,228
2019-2A, D 144A 3.280%, 1/15/25(1)	470	484
2019-3A, C 144A 2.710%, 10/15/24(1)	1,580	1,604
2019-3A, D 144A 3.040%, 4/15/25(1)	1,445	1,489
2020-N1A, D 144A 3.430%, 1/15/26(1)	1,270	1,317
2020-P1, B 0.920%, 11/9/26	1,340	1,328
2021-N1, C 1.300%, 1/10/28	1,610	1,618
2021-N2, C 1.070%, 3/10/28	1,745	1,747
2021-N3, D 1.580%, 6/12/28	1,490	1,488
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(1)	905	920
2018-D, D 144A 4.340%, 9/16/24(1)	1,450	1,480
2020-A, C 144A 2.540%, 12/15/25(1)	1,225	1,242
2020-C, C 144A 1.710%, 8/17/26(1)	1,265	1,282
2021-A, B 144A 0.610%, 2/18/25(1)	1,435	1,437
Credit Acceptance Auto Loan Trust
2019-1A, A 144A 3.330%, 2/15/28(1)	230	230
2019-3A, B 144A 2.860%, 1/16/29(1)	1,180	1,217
2021-2A, A 144A 0.960%, 2/15/30(1)	1,605	1,609
Credito Real USA Auto Receivables Trust 2021-1A, A 144A 1.350%, 2/16/27(1)	1,574	1,574
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	186	190
2019-3, C 2.900%, 8/15/25	1,255	1,269
2019-4, C 2.510%, 11/17/25	1,120	1,130
DT Auto Owner Trust
2019-1A, C 144A 3.610%, 11/15/24(1)	318	320
2019-2A, C 144A 3.180%, 2/18/25(1)	877	885
2019-4A, C 144A 2.730%, 7/15/25(1)	1,390	1,410
	Par Value	Value

Automobiles—continued
2020-2A, C 144A 3.280%, 3/16/26(1)	$ 1,335	$ 1,384
2021-2A, C 144A 1.100%, 2/16/27(1)	2,015	2,020
Exeter Automobile Receivables Trust
2017-3A, D 144A 5.280%, 10/15/24(1)	1,580	1,616
2019-2A, E 144A 4.680%, 5/15/26(1)	1,605	1,698
2019-3A, C 144A 2.790%, 5/15/24(1)	888	895
2020-1A, D 144A 2.730%, 12/15/25(1)	1,225	1,261
2019-4A, C 144A 2.440%, 9/16/24(1)	1,370	1,382
2018-4A, D 144A 4.350%, 9/16/24(1)	1,365	1,403
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(1)	726	731
First Investors Auto Owner Trust
2017-1A, D 144A 3.600%, 4/17/23(1)	681	682
2018-1A, D 144A 4.110%, 6/17/24(1)	1,175	1,191
2019-1A, C 144A 3.260%, 3/17/25(1)	1,240	1,262
2021-1A, B 144A 0.890%, 3/15/27(1)	2,150	2,151
2021-1A, C 144A 1.170%, 3/15/27(1)	1,895	1,889
2021-2A, C 144A 1.470%, 11/15/27(1)	1,845	1,835
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(1)	1,250	1,284
2020-1, C 144A 2.240%, 1/15/26(1)	1,490	1,519
2020-3, C 144A 1.730%, 9/15/26(1)	1,205	1,226
2021-1, C 144A 0.910%, 3/15/27(1)	1,790	1,781
Foursight Capital Automobile Receivables Trust
2019-1, E 144A 4.300%, 9/15/25(1)	1,290	1,340
2021-2, C 144A 1.570%, 7/15/27(1)	2,200	2,195
GLS Auto Receivables Issuer Trust
2019-1A, B 144A 3.650%, 12/16/24(1)	503	505
2019-2A, B 144A 3.320%, 3/15/24(1)	871	879
2019-3A, B 144A 2.720%, 6/17/24(1)	1,280	1,291
2019-4A, B 144A 2.780%, 9/16/24(1)	1,400	1,421
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2019-4A, C 144A 3.060%, 8/15/25(1)	$ 2,730	$ 2,804
2019-4A, D 144A 4.090%, 8/17/26(1)	2,070	2,148
2020-1A, B 144A 2.430%, 11/15/24(1)	1,810	1,834
2020-2A, B 144A 3.160%, 6/16/25(1)	1,385	1,428
2020-4A, C 144A 1.140%, 11/17/25(1)	1,615	1,623
2021-3A, C 144A 1.110%, 9/15/26(1)	1,495	1,492
GLS Auto Receivables Trust
2018-3A, B 144A 3.780%, 8/15/23(1)	38	38
2018-3A, C 144A 4.180%, 7/15/24(1)	1,790	1,828
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(1)	2,865	2,874
OneMain Direct Auto Receivables Trust
2018-1A, A 144A 3.430%, 12/16/24(1)	148	148
2018-1A, C 144A 3.850%, 10/14/25(1)	1,130	1,138
Oscar US Funding XII LLC 2021-1A, A4 144A 1.000%, 4/10/28(1)	1,140	1,132
Santander Consumer Auto Receivables Trust 2021-AA, C 144A 1.030%, 11/16/26(1)	590	586
Santander Drive Auto Receivables Trust
2020-4, C 1.010%, 1/15/26	2,385	2,400
2021-3, C 0.950%, 9/15/27	2,200	2,204
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	2,030	2,062
Tesla Auto Lease Trust 2020-A, C 144A 1.680%, 2/20/24(1)	1,205	1,220
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	1,530	1,552
U.S. Auto Funding 2021-1A, B 144A 1.490%, 3/17/25(1)	2,210	2,214
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(1)	542	545
2019-1, E 144A 4.290%, 8/12/24(1)	1,500	1,515
	Par Value	Value

Automobiles—continued
2020-1, C 144A 2.150%, 2/10/25(1)	$ 1,410	$ 1,418
2021-1, C 144A 0.840%, 6/10/26(1)	2,005	2,004
2021-1, D 144A 1.140%, 6/10/26(1)	1,840	1,841
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(1)	217	218
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(1)	1,855	1,884
Veros Auto Receivables Trust 2021-1, B 144A 1.490%, 10/15/26(1)	2,345	2,345
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	1,270	1,277
Westlake Automobile Receivables Trust
2018-2A, D 144A 4.000%, 1/16/24(1)	425	428
2018-3A, D 144A 4.000%, 10/16/23(1)	1,248	1,261
2020-2A, C 144A 2.010%, 7/15/25(1)	1,645	1,672
2020-3A, C 144A 1.240%, 11/17/25(1)	1,275	1,285
		144,239

Consumer Loans—1.8%
Affirm Asset Securitization Trust 2021-A, A 144A 0.880%, 8/15/25(1)	2,280	2,285
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(1)	1,369	1,367
Lendingpoint Asset Securitization Trust 2021-B, A 144A 1.110%, 2/15/29(1)	2,340	2,340
LL ABS Trust 2020-1A, A 144A 2.330%, 1/17/28(1)	415	418
Marlette Funding Trust
2019-4A, A 144A 2.390%, 12/17/29(1)	152	152
2021-1A, B 144A 1.000%, 6/16/31(1)	2,065	2,068
Oportun Funding XIV LLC 2021-A, A 144A 1.210%, 3/8/28(1)	1,955	1,960
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	1,815	1,815
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	1,020	1,048
	Par Value	Value

Consumer Loans—continued
Upstart Securitization Trust
2019-3, A 144A 2.684%, 1/21/30(1)	$ 94	$ 94
2020-3, A 144A 1.702%, 11/20/30(1)	634	637
		14,184

Credit Card—1.5%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	1,875	1,871
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	2,435	2,451
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(1)	1,180	1,182
Genesis Sales Finance Master Trust
2020-AA, A 144A 1.650%, 9/22/25(1)	1,325	1,333
2021-AA, A 144A 1.200%, 12/21/26(1)	700	698
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(1)	1,620	1,625
Mission Lane Credit Card Master Trust 2021-A, A 144A 1.590%, 9/15/26(1)	2,310	2,309
		11,469

Equipment—1.5%
BCC Funding Corp. XVI LLC 2019-1A, B 144A 2.640%, 9/20/24(1)	1,370	1,382
BCC Funding XVII LLC 2020-1, B 144A 1.460%, 9/22/25(1)	1,280	1,284
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	1,442	1,450
GreatAmerica Leasing Receivables Funding LLC Series 2021-2, B 144A 1.310%, 9/15/27(1)	2,340	2,341
NMEF Funding LLC
2019-A, A 144A 2.730%, 8/17/26(1)	121	121
2019-A, B 144A 3.060%, 8/17/26(1)	1,205	1,218
2021-A, B 144A 1.850%, 12/15/27(1)	1,400	1,396
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Equipment—continued
Pawnee Equipment Receivables Series LLC
2019-1, B 144A 2.520%, 10/15/24(1)	$ 1,365	$ 1,377
2020-1, A 144A 1.370%, 11/17/25(1)	638	641
		11,210

Other—12.2%
Accelerated LLC 2021-1H, A 144A 1.350%, 10/20/40(1)	1,875	1,874
Amur Equipment Finance Receivables IX LLC 2021-1A, B 144A 1.380%, 2/22/27(1)	2,035	2,037
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(1)	187	188
Amur Equipment Finance Receivables VIII LLC 2020-1A, B 144A 2.500%, 3/20/26(1)	1,633	1,666
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	217	222
2019-A, A 144A 3.140%, 7/16/40(1)	1,108	1,134
2019-A, C 144A 4.010%, 7/16/40(1)	2,165	2,250
2020-AA, B 144A 2.790%, 7/17/46(1)	1,355	1,380
2021-A, A 144A 1.540%, 7/17/46(1)	2,610	2,606
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	1,183	1,227
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	724	734
BHG Securitization Trust
2021-A, A 144A 1.420%, 11/17/33(1)	1,829	1,832
2021-B, B 144A 1.670%, 10/17/34(1)	1,495	1,487
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(1)	241	246
BXG Receivables Note Trust
2013-A, A 144A 3.010%, 12/4/28(1)	223	223
2015-A, A 144A 2.880%, 5/2/30(1)	82	83
2020-A, B 144A 2.490%, 2/28/36(1)	962	964
	Par Value	Value

Other—continued
CCG Receivables Trust
2019-2, B 144A 2.550%, 3/15/27(1)	$ 1,720	$ 1,760
2021-1, C 144A 0.840%, 6/14/27(1)	1,510	1,505
Consumer Loan Underlying Bond CLUB Credit Trust 2020-P1, B 144A 2.920%, 3/15/28(1)	1,175	1,185
Consumer Loan Underlying Bond Credit Trust 2019-P1, B 144A 3.280%, 7/15/26(1)	751	755
Crossroads Asset Trust
2021-A, A2 144A 0.820%, 3/20/24(1)	2,100	2,102
2021-A, B 144A 1.120%, 6/20/25(1)	1,350	1,350
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	1,108	1,113
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(1)	2,320	2,328
2020-1, B 144A 1.920%, 11/15/27(1)	2,385	2,401
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)	451	456
2019-1A, B 144A 3.530%, 2/20/32(1)	988	1,015
2021-1A, A 144A 1.510%, 11/21/33(1)	1,650	1,653
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(1)	713	721
2019-1A, A 144A 3.860%, 11/15/34(1)	1,086	1,118
2021-1A, A 144A 1.270%, 5/15/41(1)	2,519	2,509
FREED ABS Trust 2019-2, B 144A 3.190%, 11/18/26(1)	1,036	1,041
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	1,374	1,381
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	36	37
GoldentTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%, Cap N/A, Floor 1.070%) 144A 1.204%, 1/20/33(1)(3)	1,435	1,431
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,310	1,388
	Par Value	Value

Other—continued
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(1)	$ 203	$ 208
2018-AA, A 144A 3.540%, 2/25/32(1)	485	508
2020-AA, A 144A 2.740%, 2/25/39(1)	680	707
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	1,700	1,756
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	1,465	1,555
Lendingpoint Asset Securitization Trust 2021-A, A 144A 1.000%, 12/15/28(1)	1,630	1,630
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(1)	1,425	1,428
LL ABS Trust 2021-1A, A 144A 1.070%, 5/15/29(1)	1,783	1,781
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(1)	1,045	1,065
2020-AA, A 144A 2.190%, 8/21/34(1)	1,090	1,114
Marlette Funding Trust 2019-2A, A 144A 3.130%, 7/16/29(1)	11	11
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	960	971
2021-1WA, B 144A 1.440%, 1/22/41(1)	1,284	1,282
MVW Owner Trust
2016-1A, A 144A 2.250%, 12/20/33(1)	279	281
2019-1A, A 144A 2.890%, 11/20/36(1)	522	536
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	1,808	1,801
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	1,940	1,954
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(1)	331	332
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(1)	1,337	1,340
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(1)	207	208
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
2019-1A, C 144A 4.740%, 6/20/25(1)	$ 1,715	$ 1,783
2021-1A, A 144A 0.930%, 3/22/27(1)	1,703	1,704
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	907	910
Orange Lake Timeshare Trust
2015-AA, A 144A 2.880%, 9/8/27(1)	53	53
2018-A, A 144A 3.100%, 11/8/30(1)	1,189	1,221
2019-A, B 144A 3.360%, 4/9/38(1)	578	595
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 1.034%, 4/20/29(1)(3)	1,222	1,221
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	1,877	1,929
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(1)	2,015	2,020
Sierra Timeshare Receivables Funding LLC
2017-1A, A 144A 2.910%, 3/20/34(1)	205	207
2018-2A, A 144A 3.500%, 6/20/35(1)	206	212
2019-1A, B 144A 3.420%, 1/20/36(1)	364	375
2019-2A, B 144A 2.820%, 5/20/36(1)	366	374
2020-2A, B 144A 2.320%, 7/20/37(1)	1,310	1,327
Small Business Lending Trust 2020-A, A 144A 2.620%, 12/15/26(1)	162	162
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	1,140	1,183
TRP LLC 2021-1,A 144A 2.070%, 6/19/51(1)	1,952	1,957
Upstart Securitization Trust
2021-1, A 144A 0.870%, 3/20/31(1)	984	986
2021-2, B 144A 1.750%, 6/20/31(1)	1,730	1,734
2021-3, B 144A 1.660%, 7/20/31(1)	2,430	2,427
	Par Value	Value

Other—continued
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(1)	$ 1,728	$ 1,727
2017-A, A 144A 2.330%, 3/20/35(1)	238	243
Westgate Resorts LLC
2018-1A, A 144A 3.380%, 12/20/31(1)	421	425
2020-1A, A 144A 2.713%, 3/20/34(1)	971	990
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	1,750	1,778
		95,413

Student Loan—0.4%
Commonbond Student Loan Trust
2017-AGS, A1 144A 2.550%, 5/25/41(1)	168	171
2019-AGS, A1 144A 2.540%, 1/25/47(1)	620	635
2020-1, A 144A 1.690%, 10/25/51(1)	488	484
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	90	90
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	397	402
Navient Private Education Refi Loan Trust 2021-A, A 144A 0.840%, 5/15/69(1)	1,242	1,240
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(1)	71	72
		3,094

Total Asset-Backed Securities (Identified Cost $277,680)		279,609

Corporate Bonds and Notes—18.1%
Communication Services—1.1%
AT&T, Inc. (3 month LIBOR + 0.890%) 1.015%, 2/15/23(3)	475	479
CommScope, Inc. 144A 4.750%, 9/1/29(1)	105	105
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)(4)	470	310
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(1)	380	397
	Par Value	Value

Communication Services—continued
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	$ 490	$ 504
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(1)	385	411
T-Mobile USA, Inc.
3.500%, 4/15/25	1,005	1,083
1.500%, 2/15/26	475	477
2.050%, 2/15/28	1,100	1,109
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	740	784
Verizon Communications, Inc.
2.100%, 3/22/28	820	832
144A 2.355%, 3/15/32(1)	1,105	1,093
(3 month LIBOR + 1.100%) 1.225%, 5/15/25(3)	1,226	1,259
		8,843

Consumer Discretionary—0.8%
Daimler Finance North America LLC 144A 2.200%, 10/30/21(1)	1,195	1,197
Ford Motor Co. 9.000%, 4/22/25	1,146	1,378
General Motors Financial Co., Inc. 1.250%, 1/8/26	840	829
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	905	948
Hyatt Hotels Corp. 1.800%, 10/1/24	1,885	1,889
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(1)	170	183
		6,424

Consumer Staples—0.7%
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	1,120	1,264
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	1,170	1,352
BAT Capital Corp. 2.259%, 3/25/28	1,565	1,553
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	1,465	1,465
		5,634

Energy—1.5%
Aker BP ASA 144A 2.875%, 1/15/26(1)	755	798
Boardwalk Pipelines LP 4.950%, 12/15/24	955	1,057
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
BP Capital Markets plc 4.875% (5)	$ 1,115	$ 1,226
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	925	967
Energy Transfer LP 4.200%, 4/15/27	690	763
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	905	992
144A 6.500%, 7/1/27(1)	140	157
Kinder Morgan, Inc. 3.150%, 1/15/23	1,005	1,038
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(1)	1,075	1,081
Midwest Connector Capital Co. LLC 144A 3.625%, 4/1/22(1)	700	708
Occidental Petroleum Corp. 5.500%, 12/1/25	25	28
Petroleos Mexicanos
4.625%, 9/21/23	855	889
6.500%, 3/13/27	520	549
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	1,475	1,492
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	181	180
		11,925

Financials—6.0%
Athene Global Funding 144A 2.450%, 8/20/27(1)	1,540	1,589
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(6)	360	373
Banco Santander Chile 144A 2.700%, 1/10/25(1)	950	988
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A 5.375%, 4/17/25(1)	490	548
Bank of America Corp.
1.734%, 7/22/27	4,075	4,092
(3 month LIBOR + 0.770%) 0.891%, 2/5/26(3)(4)	1,755	1,778
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(1)	779	777
Brookfield Finance, Inc. 3.900%, 1/25/28	1,580	1,753
	Par Value	Value

Financials—continued
Capital One Financial Corp. 3.750%, 7/28/26	$ 710	$ 779
Charles Schwab Corp. (The)
Series G 5.375%(5)	275	306
Series H 4.000%(5)	945	975
Citadel LP 144A 4.875%, 1/15/27(1)	1,140	1,231
Citigroup, Inc.
3.200%, 10/21/26	1,885	2,032
(3 month LIBOR + 1.250%) 1.381%, 7/1/26(3)	1,080	1,114
Coinbase Global, Inc. 144A 3.375%, 10/1/28(1)(4)	755	725
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	1,430	1,469
F&G Global Funding 144A 1.750%, 6/30/26(1)	1,465	1,474
Goldman Sachs Group, Inc. (The)
3.850%, 1/26/27	1,000	1,099
(3 month LIBOR + 1.170%) 1.295%, 5/15/26(3)	475	487
(3 month LIBOR + 1.750%) 1.882%, 10/28/27(3)	2,880	3,024
Icahn Enterprises LP 6.250%, 5/15/26	1,060	1,108
JPMorgan Chase & Co. 1.578%, 4/22/27	1,680	1,683
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	990	980
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	1,140	1,171
Lincoln National Corp.
4.200%, 3/15/22	470	478
(3 month LIBOR + 2.040%) 2.174%, 4/20/67(3)	1,715	1,527
Morgan Stanley
4.100%, 5/22/23	730	771
3.875%, 4/29/24	655	707
Navient Corp. 5.875%, 10/25/24	930	993
Prudential Financial, Inc. 5.625%, 6/15/43	1,948	2,073
Santander Holdings USA, Inc. 3.244%, 10/5/26	1,260	1,346
Spirit Realty LP
4.450%, 9/15/26	619	691
2.100%, 3/15/28	534	531
	Par Value	Value

Financials—continued
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	$ 1,020	$ 1,061
Turkiye Is Bankasi AS 144A 5.500%, 4/21/22(1)	800	812
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(1)	400	403
Wells Fargo & Co.
1.654%, 6/2/24	925	943
4.100%, 6/3/26	1,810	2,016
(3 month LIBOR + 1.230%) 1.358%, 10/31/23(3)	1,175	1,190
		47,097

Health Care—1.0%
AbbVie, Inc. 2.850%, 5/14/23	495	512
HCA, Inc. 5.375%, 2/1/25	570	637
Mozart Debt Merger Sub, Inc. 144A 3.875%, 4/1/29(1)	205	205
Royalty Pharma plc
1.200%, 9/2/25	190	189
1.750%, 9/2/27	2,135	2,126
Tenet Healthcare Corp.
4.625%, 7/15/24	226	229
144A 7.500%, 4/1/25(1)	70	74
Universal Health Services, Inc. 144A 1.650%, 9/1/26(1)	1,825	1,814
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	273	301
Viatris, Inc. 144A 2.300%, 6/22/27(1)	1,441	1,472
		7,559

Industrials—1.8%
Alaska Airlines Pass-Through Trust 144A 4.800%, 8/15/27(1)	1,880	2,094
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	1,600	1,677
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	1,058	1,104
Boeing Co. (The)
2.350%, 10/30/21	450	451
4.875%, 5/1/25	335	373
5.040%, 5/1/27	507	583
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	1,530	1,537
CNH Industrial N.V. 4.500%, 8/15/23	899	961
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
Dycom Industries, Inc. 144A 4.500%, 4/15/29(1)	$ 485	$ 487
GFL Environmental, Inc.
144A 3.750%, 8/1/25(1)	1,360	1,399
144A 4.000%, 8/1/28(1)	360	357
Huntington Ingalls Industries, Inc. 144A 2.043%, 8/16/28(1)	1,948	1,922
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(1)	1,260	1,332
		14,277

Information Technology—1.8%
Broadcom, Inc. 144A 3.137%, 11/15/35(1)	1,135	1,131
Citrix Systems, Inc. 1.250%, 3/1/26	1,145	1,126
Dell International LLC 4.900%, 10/1/26	1,040	1,198
Flex Ltd. 3.750%, 2/1/26	1,417	1,542
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	385	436
Leidos, Inc. 3.625%, 5/15/25	832	897
Microchip Technology, Inc. 2.670%, 9/1/23	1,165	1,208
Open Text Corp. 144A 3.875%, 2/15/28(1)	1,205	1,229
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	1,940	1,915
Square, Inc. 144A 2.750%, 6/1/26(1)	765	775
SYNNEX Corp.
144A 1.750%, 8/9/26(1)	1,132	1,120
144A 2.375%, 8/9/28(1)	755	748
Xerox Holdings Corp. 144A 5.000%, 8/15/25(1)	515	541
		13,866

Materials—1.2%
Anglo American Capital plc 144A 2.250%, 3/17/28(1)	1,380	1,372
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	925	960
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	1,875	1,881
International Flavors & Fragrances, Inc.
144A 1.230%, 10/1/25(1)	1,043	1,034
	Par Value	Value

Materials—continued
144A 1.832%, 10/15/27(1)	$ 1,393	$ 1,395
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	1,813	1,784
Suzano Austria GmbH 2.500%, 9/15/28	560	545
		8,971

Real Estate—0.8%
GLP Capital LP 5.250%, 6/1/25	1,615	1,801
Office Properties Income Trust
4.500%, 2/1/25	930	997
2.650%, 6/15/26	373	376
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	1,645	1,772
Service Properties Trust
4.500%, 6/15/23	420	429
4.650%, 3/15/24	430	434
4.350%, 10/1/24	455	461
		6,270

Utilities—1.4%
CenterPoint Energy, Inc. 3.850%, 2/1/24	630	671
Dominion Energy, Inc. Series A 1.450%, 4/15/26	1,620	1,625
DPL, Inc. 4.125%, 7/1/25	122	130
Exelon Corp. 3.497%, 6/1/22	864	879
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(1)	837	874
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	1,161	1,238
Pacific Gas and Electric Co. (3 month LIBOR + 1.375%) 1.500%, 11/15/21(3)	1,377	1,378
Puget Energy, Inc. 144A 2.379%, 6/15/28(1)	1,068	1,068
Southern Co. (The) Series A 3.750%, 9/15/51	1,800	1,834
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	735	755
		10,452

Total Corporate Bonds and Notes (Identified Cost $139,249)		141,318

	Par Value	Value

Leveraged Loans—8.4%
Aerospace—0.8%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(3)	$ 194	$ 195
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(3)	1,295	1,338
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(3)	1,028	1,027
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 0.000%, 10/20/27(3)(7)	1,030	1,095
KKR Apple Bidco LLC (1 month LIBOR + 3.000%) 3.500%, 9/22/28(3)	430	429
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(3)	890	945
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.334%, 5/30/25(3)	225	222
Tranche F (1 month LIBOR + 2.250%) 2.334%, 12/9/25(3)	709	701
United AirLines, Inc. Tranche B (1 month LIBOR + 3.750%) 4.500%, 4/21/28(3)	209	210
		6,162

Chemicals—0.7%
Element Solutions, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.084%, 1/31/26(3)	655	654
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.084%, 4/1/24(3)	1,986	1,972
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(3)	858	858
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 2.832%, 10/1/25(3)	676	671
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.584%, 5/3/28(3)	1,037	1,033
		5,188

See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Consumer Durables—0.2%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28(3)	$ 642	$ 642
Zodiac Pool Solutions LLC Tranche B1 (1 month LIBOR + 2.000%) 2.084%, 7/2/25(3)	955	950
		1,592

Consumer Non-Durables—0.1%
Diamond BC B.V. Tranche B (3 month LIBOR + 3.000%) 0.000%, 9/29/28(3)(7)	1,100	1,101
Energy—0.1%
DT Midstream, Inc. (3 month LIBOR + 2.000%) 2.500%, 6/26/28(3)	379	379
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 10/5/28(3)(7)	220	220
Paragon Offshore Finance Co. (3 month PRIME + 1.750%) 5.000%, 7/16/21(2)(3)(8)	1	—
		599

Financial—0.5%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 3.334%, 7/31/27(3)	474	467
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 2.750%, 12/1/27(3)	1,921	1,920
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.584%, 2/2/28(3)	1,707	1,691
Zebra Buyer LLC (3 month LIBOR + 3.500%) 0.000%, 4/21/28(3)(7)	105	105
		4,183

Food / Tobacco—0.6%
Aramark Services, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 1.834%, 3/11/25(3)	345	337
	Par Value	Value

Food / Tobacco—continued
Tranche B-4 (1 month LIBOR + 1.750%) 1.834%, 1/15/27(3)	$ 201	$ 196
Tranche B-5 (1 month LIBOR + 2.500%) 2.584%, 4/6/28(3)	583	579
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.334%, 1/29/27(3)	711	702
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(3)	1,237	1,232
JBS USA Lux S.A. (1 month LIBOR + 2.000%) 2.084%, 5/1/26(3)	1,280	1,274
		4,320

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (2 month LIBOR + 1.750%) 1.856%, 7/1/26(3)	1,067	1,060
Gaming / Leisure—0.8%
Aristocrat Technologies, Inc.
(3 month LIBOR + 3.750%) 4.750%, 10/19/24(3)	247	248
Tranche B-3 (3 month LIBOR + 1.750%) 1.884%, 10/19/24(3)	965	958
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.834%, 12/23/24(3)	1,125	1,118
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28(3)	185	185
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.833%, 6/22/26(3)	1,413	1,400
Pug LLC Tranche B-2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(3)	210	210
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.834%, 8/14/24(3)	696	693
	Par Value	Value

Gaming / Leisure—continued
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 2.368% - 2.382%, 7/21/26(3)	$ 900	$ 897
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27(3)	350	346
		6,055

Health Care—0.8%
Agiliti Health, Inc. (3 month LIBOR + 2.750%) 0.000%, 1/4/26(3)(7)	429	426
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.834%, 11/27/25(3)	136	135
(1 month LIBOR + 3.000%) 3.084%, 6/2/25(3)	298	298
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 1.836%, 8/1/27(3)	959	947
Horizon Therapeutics USA, Inc Tranche B-2 (1 month LIBOR + 2.000%) 2.500%, 3/15/28(3)	1,343	1,340
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.882%, 6/11/25(3)	484	483
Medline Borrower LP (3 month LIBOR + 3.250%) 0.000%, 10/23/28(3)(7)	455	453
Parexel International Corp. (3 month LIBOR + 3.500%) 0.000%, 8/11/28(3)(7)	165	165
PPD, Inc. (1 month LIBOR + 2.000%) 2.500%, 1/13/28(3)	1,025	1,023
Select Medical Corp. Tranche B (1 month LIBOR + 2.250%) 2.340%, 3/6/25(3)	645	640
		5,910

Housing—0.8%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 2.084%, 1/15/27(3)	1,044	1,036
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Housing—continued
CPG International LLC (3 month LIBOR + 2.500%) 2.000%, 5/6/24(3)	$ 1,035	$ 1,035
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 1/31/27(3)(7)	1,030	1,026
Standard Industries, Inc. Tranche B (3 month LIBOR + 2.500%) 0.000%, 9/22/28(3)(7)	1,775	1,776
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.084%, 11/21/24(3)	1,278	1,276
		6,149

Information Technology—0.6%
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.500%) 3.000%, 9/21/28(3)	70	70
Dell International LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.000%, 9/19/25(3)	1,526	1,525
Go Daddy Operating Co. LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.835%, 2/15/24(3)	1,301	1,293
Tenable, Inc. (3 month LIBOR + 2.750%) 3.250%, 7/7/28(3)	1,110	1,107
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 2.833%, 3/2/27(3)	712	707
		4,702

Manufacturing—0.3%
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(3)	1,177	1,175
NCR Corp. (3 month LIBOR + 2.500%) 2.630%, 8/28/26(3)	790	781
		1,956

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.586%, 9/18/26(3)	903	902
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 1.840%, 2/1/27(3)	$ 806	$ 801
CSC Holdings LLC
2018 (1 month LIBOR + 2.250%) 2.334%, 1/15/26(3)	727	715
2019 (1 month LIBOR + 2.500%) 2.584%, 4/15/27(3)	275	272
Virgin Media Bristol LLC Tranche Q (1 month LIBOR + 3.250%) 3.334%, 1/31/29(3)	925	925
		2,713

Media / Telecom - Diversified Media—0.2%
Meredith Corp. Tranche B-2 (1 month LIBOR + 2.500%) 2.584%, 1/31/25(3)	1,105	1,102
UPC Financing Partnership Tranche AX (1 month LIBOR + 3.000%) 3.084%, 1/31/29(3)	130	130
		1,232

Media / Telecom - Telecommunications—0.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.334%, 3/15/27(3)	830	820
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.834%, 3/1/27(3)	440	435
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.084%, 3/9/27(3)	710	703
		1,958

Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.840%, 4/11/25(3)	1,067	1,056
Service—0.9%
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(3)	1,035	1,032
	Par Value	Value

Service—continued
Asplundh Tree Expert, LLC 2021 (1 month LIBOR + 1.750%) 1.834%, 9/4/27(3)	$ 1,045	$ 1,041
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.336%, 2/6/26(3)	1,079	1,078
Pike Corp. 2028 (1 month LIBOR + 3.000%) 3.090%, 1/21/28(3)	1,127	1,126
PODS LLC (1 month LIBOR + 3.000%) 3.750%, 3/31/28(3)	696	696
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 1.834%, 11/16/26(3)	1,035	1,028
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.334%, 3/31/28(3)	1,313	1,307
		7,308

Utility—0.1%
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 1.834%, 12/31/25(3)	1,130	1,121
Total Leveraged Loans (Identified Cost $65,292)		65,267

	Shares
Preferred Stocks—0.7%
Financials—0.6%
Bank of New York Mellon Corp. (The) Series E, 3.542%(3)	1,380 (9)	1,387
Citigroup, Inc. Series T, 6.250%	1,020 (9)	1,181
JPMorgan Chase & Co. Series Z, 3.926%(3)	1,155 (9)	1,156
JPMorgan Chase & Co. Series HH, 4.600%	1,106 (9)	1,131
		4,855

Industrials—0.1%
General Electric Co. Series D, 3.446%(3)	810 (9)	793
Total Preferred Stocks (Identified Cost $5,468)		5,648

See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

Exchange-Traded Fund—0.1%
VanEck High Yield Muni ETF(4)(10)	13,369	$ 835
Total Exchange-Traded Fund (Identified Cost $837)		835

Total Long-Term Investments—96.5% (Identified Cost $747,290)		752,465

Short-Term Investment—5.9%
Money Market Mutual Fund—5.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(10)	46,190,379	46,190
Total Short-Term Investment (Identified Cost $46,190)		46,190

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(10)(11)	3,160,140	3,160
Total Securities Lending Collateral (Identified Cost $3,160)		3,160

TOTAL INVESTMENTS—102.8% (Identified Cost $796,640)		$801,815
Other assets and liabilities, net—(2.8)%		(21,565)
NET ASSETS—100.0%		$780,250
Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SBA	Small Business Administration
SOFR30A	Secured Overnight Financing Rate 30 Day Average
WaMu	Washington Mutual

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $532,753 or 68.3% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Variable rate security. Rate disclosed is as of September 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	All or a portion of security is on loan.
(5)	No contractual maturity date.
(6)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(7)	This loan will settle after September 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	Value shown as par value.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$279,609	$ —	$279,609	$ —
Corporate Bonds and Notes	141,318	—	141,318	—
Foreign Government Securities	3,634	—	3,634	—
Leveraged Loans	65,267	—	65,267	— (1)
Mortgage-Backed Securities	224,986	—	224,842	144
U.S. Government Securities	31,168	—	31,168	—
Equity Securities:
Preferred Stocks	5,648	—	5,648	—
Securities Lending Collateral	3,160	3,160	—	—
Exchange-Traded Fund	835	835	—	—
Money Market Mutual Fund	46,190	46,190	—	—
Total Investments	$801,815	$50,185	$751,486	$144

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $144 were transferred from Level 2 to Level 3 due to an decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2021.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—1.0%
U.S. Treasury Notes
0.875%, 6/30/26	$ 1,660	$ 1,654
1.625%, 5/15/31	1,645	1,665
Total U.S. Government Securities (Identified Cost $3,335)		3,319

Municipal Bonds—0.1%
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	100	108
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	300	313
Total Municipal Bonds (Identified Cost $398)		421

Foreign Government Securities—8.0%
Abu Dhabi Government International Bond 144A 3.125%, 4/16/30(1)	200	217
Bolivarian Republic of Venezuela
9.375%, 1/13/34(2)	920	99
RegS 7.650%, 4/21/25(2)(3)	1,500	157
Dominican Republic
144A 5.950%, 1/25/27(1)	420	473
144A 4.500%, 1/30/30(1)	385	392
144A 5.875%, 1/30/60(1)	395	387
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	1,175	1,337
Federative Republic of Brazil 3.875%, 6/12/30	200	194
Kingdom of Morocco 144A 5.500%, 12/11/42(1)	410	461
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(1)	755	829
144A 4.500%, 10/26/46(1)	770	888
Mongolia Government International Bond 144A 4.450%, 7/7/31(1)	200	194
	Par Value	Value

Foreign Government Securities—continued
Oman Government International Bond 144A 7.375%, 10/28/32(1)	$ 1,125	$ 1,280
Republic of Angola 144A 8.250%, 5/9/28(1)	665	688
Republic of Colombia
3.125%, 4/15/31	1,325	1,240
4.125%, 5/15/51	225	193
Republic of Ecuador
144A 5.000%, 7/31/30(1)(4)	200	168
144A 1.000%, 7/31/35(1)(4)	465	306
Republic of Egypt
144A 7.600%, 3/1/29(1)	800	829
144A 7.300%, 9/30/33(1)	245	238
144A 8.500%, 1/31/47(1)	345	333
Republic of El Salvador 144A 5.875%, 1/30/25(1)	500	381
Republic of Ghana 144A 8.125%, 3/26/32(1)	635	601
Republic of Guatemala 144A 3.700%, 10/7/33(1)	625	610
Republic of Indonesia
2.850%, 2/14/30	3,145	3,247
144A 4.350%, 1/8/27(1)	570	643
Republic of Ivory Coast 144A 6.375%, 3/3/28(1)	245	269
Republic of Ivory Coast 144A 6.125%, 6/15/33(1)	235	248
Republic of Kenya 144A 8.000%, 5/22/32(1)	210	232
Republic of Nigeria
144A 6.500%, 11/28/27(1)	260	269
144A 7.875%, 2/16/32(1)	225	234
144A 7.375%, 9/28/33(1)	320	323
Republic of Pakistan
144A 8.250%, 9/30/25(1)	385	417
144A 6.875%, 12/5/27(1)	200	201
Republic of Panama 3.160%, 1/23/30	280	288
Republic of Philippines 3.700%, 3/1/41	765	808
Republic of South Africa 4.300%, 10/12/28	520	523
Republic of Turkey
4.875%, 10/9/26	915	876
	Par Value	Value

Foreign Government Securities—continued
5.250%, 3/13/30	$ 420	$ 387
State of Israel 2.750%, 7/3/30	355	377
State of Qatar
144A 3.750%, 4/16/30(1)	620	698
144A 4.400%, 4/16/50(1)	430	524
Ukraine Government
144A 6.876%, 5/21/29(1)	670	679
144A 7.253%, 3/15/33(1)	940	952
United Mexican States 4.500%, 1/31/50	890	910
Total Foreign Government Securities (Identified Cost $27,298)		25,600

Mortgage-Backed Securities—14.2%
Non-Agency—14.2%
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	835	839
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	1,320	1,406
2015-SFR2, C 144A 4.691%, 10/17/52(1)	1,011	1,094
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(1)	660	677
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,000	2,001
2021-SFR3, D 144A 2.177%, 10/17/38(1)	335	333
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)	727	727
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	214	218
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	202	205
Banc of America Funding Trust
2005-1, 1A1 5.500%, 2/25/35	132	138
2006-2, 3A1 6.000%, 3/25/36	69	70
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	625	644
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(4)	1,000	1,034
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(4)	$ 445	$ 462
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(4)	155	157
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	972	1,027
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(4)	225	226
2015-A, A1 144A 3.500%, 6/25/58(1)(4)	20	20
2019-RP1, A1 144A 3.500%, 1/25/66(1)(4)	539	561
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(1)	250	259
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.819%, 4/25/44(1)(4)	75	76
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	757	772
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(1)(4)	1,000	1,004
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	78	79
2021-2, A3 144A 1.291%, 6/25/66(1)(4)	747	748
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	770	775
2020-SFR2, B 144A 1.567%, 10/19/37(1)	1,245	1,244
2021-SFR1, D 144A 2.189%, 8/17/38(1)	1,010	1,006
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(1)(4)	105	106
2020-H1, A1 144A 2.310%, 1/25/60(1)(4)	249	253
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(1)(4)	74	75
2014-5, B2 144A 2.888%, 10/25/29(1)(4)	238	241
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	321	326
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	557	568
	Par Value	Value

Non-Agency—continued
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 9/25/26(1)(4)	$ 450	$ 449
Mello Warehouse Securitization Trust 2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.186%, 4/25/55(1)(4)	235	235
MetLife Securitization Trust 2017-1A, M1 144A 3.480%, 4/25/55(1)(4)	425	443
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)	375	390
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	779	828
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	600	638
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	445	482
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	361	385
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	53	56
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	168	172
2021-NQM3, A2 144A 1.260%, 7/25/61(1)(4)	654	653
Preston Ridge Partners Mortgage LLC
2020-2, A1 144A 3.671%, 8/25/25(1)(4)	886	891
2020-6, A1 144A 2.363%, 11/25/25(1)(4)	1,276	1,284
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)	254	254
Pretium Mortgage Credit Partners I LLC 2020-NPL3, A1 144A 3.105%, 6/27/60(1)(4)	977	977
Progress Residential Trust
2019-SFR2, D 144A 3.794%, 5/17/36(1)	410	415
2019-SFR3, B 144A 2.571%, 9/17/36(1)	1,000	1,014
2021-SFR6, C 144A 1.855%, 7/17/38(1)	505	502
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	274	278
Sequoia Mortgage Trust 2013-8, B1 3.498%, 6/25/43(4)	264	269
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(1)(4)	431	433
	Par Value	Value

Non-Agency—continued
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	$ 313	$ 312
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(4)	380	389
2016-4, B1 144A 3.826%, 7/25/56(1)(4)	485	524
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	570	595
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	1,925	2,030
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	1,198	1,277
2015-2, 1M1 144A 3.250%, 11/25/60(1)(4)	710	724
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	450	477
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	610	628
2020-SFR2, D 144A 2.281%, 11/17/39(1)	840	826
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)	1,405	1,399
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.734%, 5/10/45(1)(4)	1,259	1,195
VCAT LLC
2021-NPL1, A2 144A 4.826%, 12/26/50(1)(4)	415	415
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	657	657
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	969	969
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(4)	244	244
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(4)	844	844
Verus Securitization Trust 2019-4, M1 144A 3.207%, 11/25/59(1)(4)	310	315
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	303	304
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	665	704
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
ZH Trust 2021-1, A 144A 2.253%, 2/18/27(1)	$ 270	$ 270
		45,517

Total Mortgage-Backed Securities (Identified Cost $45,111)		45,517

Asset-Backed Securities—11.4%
Automobiles—4.7%
ACC Trust
2019-1, B 144A 4.470%, 10/20/22(1)	375	377
2021-1, C 144A 2.080%, 12/20/24(1)	825	825
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(1)	930	952
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	825	826
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(1)	1,040	1,065
Exeter Automobile Receivables Trust 2019-1A, D 144A 4.130%, 12/16/24(1)	1,415	1,455
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	750	778
2020-3A, E 144A 4.310%, 7/15/27(1)	940	983
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(1)	1,015	1,036
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(1)	1,315	1,316
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)	660	665
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(1)	710	726
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(1)	670	677
USASF Receivables LLC
2020-1A, B 144A 3.220%, 5/15/24(1)	615	625
	Par Value	Value

Automobiles—continued
2020-1A, C 144A 5.940%, 8/15/24(1)	$ 1,435	$ 1,498
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	1,220	1,227
		15,031

Consumer Loans—0.3%
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	835	857
Credit Card—0.5%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	820	826
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(1)	402	402
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(1)	335	336
		1,564

Equipment—0.0%
NMEF Funding LLC 2019-A, A 144A 2.730%, 8/17/26(1)	99	99
Other—5.9%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	278	285
2019-A, C 144A 4.010%, 7/16/40(1)	915	951
2020-AA, D 144A 7.150%, 7/17/46(1)	815	846
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	931	965
BCC Funding Corp. XVI LLC 2019-1A, D 144A 3.940%, 7/20/27(1)	930	939
BCC Funding XVII LLC 2020-1, D 144A 4.890%, 9/22/25(1)	1,050	1,051
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(1)	277	284
2020-1A, A 144A 2.981%, 11/15/35(1)	680	688
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(1)	459	462
	Par Value	Value

Other—continued
Dext ABS LLC 2020-1, D 144A 7.210%, 2/15/28(1)	$ 840	$ 844
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	830	828
FREED ABS Trust
2019-1, B 144A 3.870%, 6/18/26(1)	60	60
2019-2, B 144A 3.190%, 11/18/26(1)	586	589
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,052	1,115
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	891	920
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	618	656
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	1,010	1,032
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	670	675
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(1)	217	218
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(1)	550	552
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(1)	1,290	1,308
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	989	1,017
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(1)	1,000	1,003
Upstart Pass-Through Trust Series
2021-ST2, A 144A 2.500%, 4/20/27(1)	842	851
2021-ST8, A 144A 1.750%, 10/20/29(1)	840	839
		18,978

Total Asset-Backed Securities (Identified Cost $35,804)		36,529

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Corporate Bonds and Notes—43.1%
Communication Services—3.8%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 705	$ 677
Altice France S.A.
144A 7.375%, 5/1/26(1)	200	208
144A 5.125%, 7/15/29(1)	200	196
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	790	829
Cars.com, Inc. 144A 6.375%, 11/1/28(1)	515	543
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	960	1,004
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(1)	15	16
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(1)	250	259
CommScope, Inc. 144A 4.750%, 9/1/29(1)	70	70
CSC Holdings LLC 144A 5.750%, 1/15/30(1)	970	986
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	320	211
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(1)	125	130
DISH DBS Corp. 7.750%, 7/1/26	450	508
Frontier Communications Holdings LLC 144A 6.750%, 5/1/29(1)	900	948
iHeartCommunications, Inc. 8.375%, 5/1/27	426	455
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	370	383
144A 4.750%, 10/15/27(1)(5)	770	783
Mav Acquisition Corp. 144A 8.000%, 8/1/29(1)	555	530
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	465	479
Northwest Fiber LLC
144A 4.750%, 4/30/27(1)	115	115
144A 6.000%, 2/15/28(1)(5)	80	80
144A 10.750%, 6/1/28(1)	340	382
Radiate Holdco LLC
144A 4.500%, 9/15/26(1)	140	145
144A 6.500%, 9/15/28(1)	485	495
Telesat Canada 144A 6.500%, 10/15/27(1)	590	511
	Par Value	Value

Communication Services—continued
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	$ 485	$ 514
Univision Communications, Inc. 144A 5.125%, 2/15/25(1)	760	771
		12,228

Consumer Discretionary—5.4%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	635	641
Ambience Merger Sub, Inc.
144A 4.875%, 7/15/28(1)	115	115
144A 7.125%, 7/15/29(1)	560	555
Aston Martin Capital Holdings Ltd. 144A 10.500%, 11/30/25(1)	480	535
Brunswick Corp. 2.400%, 8/18/31	612	592
Caesars Entertainment, Inc. 144A 4.625%, 10/15/29(1)	385	390
Carnival Corp. 144A 4.000%, 8/1/28(1)	10	10
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	470	471
Carvana Co.
144A 5.625%, 10/1/25(1)	485	501
144A 5.875%, 10/1/28(1)	295	305
Clarios Global LP 144A 8.500%, 5/15/27(1)	445	473
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(1)	545	600
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(1)	325	325
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	736	769
Ford Motor Credit Co. LLC 4.125%, 8/17/27	485	514
Gap, Inc. (The) 144A 3.875%, 10/1/31(1)	530	530
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	746	757
Golden Nugget, Inc. 144A 8.750%, 10/1/25(1)	590	617
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	415	423
M/I Homes, Inc. 4.950%, 2/1/28	800	837
	Par Value	Value

Consumer Discretionary—continued
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	$ 735	$ 744
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	335	326
Michaels Cos., Inc. (The) 144A 7.875%, 5/1/29(1)	190	197
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)	620	646
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	410	420
NCL Finance Ltd. 144A 6.125%, 3/15/28(1)	225	233
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	730	775
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	300	327
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	705	712
PulteGroup, Inc.
7.875%, 6/15/32	525	755
6.375%, 5/15/33	230	302
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	50	51
Royal Caribbean Cruises Ltd.
144A 4.250%, 7/1/26(1)	25	25
144A 5.500%, 8/31/26(1)	225	231
Scientific Games International, Inc.
144A 8.250%, 3/15/26(1)	570	605
144A 7.000%, 5/15/28(1)	175	189
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	225	230
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	745	762
		17,490

Consumer Staples—0.8%
BAT Capital Corp. 4.906%, 4/2/30	630	721
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	455	455
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	165	168
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	605	631
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	$ 515	$ 515
		2,490

Energy—9.3%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	830	844
Antero Midstream Partners LP
144A 7.875%, 5/15/26(1)	290	317
144A 5.750%, 1/15/28(1)	740	767
Antero Resources Corp.
144A 8.375%, 7/15/26(1)	222	251
144A 7.625%, 2/1/29(1)	215	240
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	575	627
BP Capital Markets plc 4.875% (6)	865	951
Callon Petroleum Co.
6.125%, 10/1/24	290	285
144A 8.000%, 8/1/28(1)	25	25
Cheniere Energy Partners LP 144A 3.250%, 1/31/32(1)	570	572
Cheniere Energy, Inc. 4.625%, 10/15/28	395	416
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	610	637
144A 5.875%, 2/1/29(1)	120	128
CNX Midstream Partners LP 144A 4.750%, 4/15/30(1)	40	41
Colgate Energy Partners III LLC 144A 5.875%, 7/1/29(1)	85	86
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	500	545
CrownRock LP
144A 5.625%, 10/15/25(1)	670	686
144A 5.000%, 5/1/29(1)	160	167
CSI Compressco LP 144A 7.500%, 4/1/25(1)	740	729
Energy Transfer LP Series H 6.500% (6)	650	677
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	190	208
144A 6.500%, 7/1/27(1)	220	247
144A 4.500%, 1/15/29(1)	185	192
144A 4.750%, 1/15/31(1)	185	192
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	480	493
144A 6.000%, 2/1/31(1)	480	493
HollyFrontier Corp. 5.875%, 4/1/26	900	1,033
	Par Value	Value

Energy—continued
KazMunayGas National Co., JSC 144A 6.375%, 10/24/48(1)	$ 470	$ 604
Kinder Morgan, Inc. 7.750%, 1/15/32	640	918
Kosmos Energy Ltd. 144A 7.500%, 3/1/28(1)	800	776
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	650	668
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)	375	11
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	370	360
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	585	609
Occidental Petroleum Corp.
5.500%, 12/1/25	20	22
3.500%, 8/15/29	340	346
6.625%, 9/1/30	205	253
6.125%, 1/1/31	565	678
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(6)(7)	124	1
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	600	628
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	635	652
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	480	625
Petrobras Global Finance B.V. 7.375%, 1/17/27	345	416
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	1,580	91
Petroleos Mexicanos
6.500%, 3/13/27	1,365	1,442
5.950%, 1/28/31	2,010	1,948
7.690%, 1/23/50	735	696
6.375%, 1/23/45	155	132
6.350%, 2/12/48	525	444
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	765	828
Plains All American Pipeline LP 3.800%, 9/15/30	870	929
QuarterNorth Energy Holding, Inc. 0.000%	4	385
Rockcliff Energy II LLC 144A 5.500%, 10/15/29(1)	15	15
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(1)	1,090	1,067
Southwestern Energy Co. 144A 5.375%, 2/1/29(1)	605	647
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	685	843
	Par Value	Value

Energy—continued
Tap Rock Resources LLC 144A 7.000%, 10/1/26(1)	$ 60	$ 61
Transocean, Inc. 144A 11.500%, 1/30/27(1)	31	32
USA Compression Partners LP 6.875%, 4/1/26	400	416
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	50	52
144A 4.125%, 8/15/31(1)	480	500
		29,944

Financials—9.2%
Acrisure LLC 144A 7.000%, 11/15/25(1)	780	794
AerCap Ireland Capital DAC 3.650%, 7/21/27	555	590
Allstate Corp. (The) Series B 5.750%, 8/15/53	845	915
Ally Financial, Inc. Series B 4.700% (6)	1,029	1,071
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	990	1,050
Banco de Bogota S.A. 144A 6.250%, 5/12/26(1)	330	359
Bank of America Corp. 2.482%, 9/21/36	840	823
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	795	873
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	890	928
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(1)	437	436
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	980	969
Brighthouse Financial, Inc. 5.625%, 5/15/30	663	800
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	500	498
Charles Schwab Corp. (The) Series H 4.000% (6)	1,035	1,068
Citadel LP 144A 4.875%, 1/15/27(1)	605	653
Citigroup, Inc. Series W 4.000% (6)	625	648
Cobra AcquisitionCo LLC 144A 6.375%, 11/1/29(1)	460	460
Coinbase Global, Inc. 144A 3.625%, 10/1/31(1)	495	471
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	320	321
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	$ 970	$ 997
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	845	964
HCRX Investments Holdco LP 144A 4.500%, 8/1/29(1)	515	518
Icahn Enterprises LP
6.250%, 5/15/26	765	799
5.250%, 5/15/27	55	57
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(1)	740	722
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(1)	775	751
JPMorgan Chase & Co. 1.953%, 2/4/32	795	767
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	425	421
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	685	704
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.174%, 4/20/67(4)	870	775
MetLife, Inc. Series G 3.850% (6)	875	914
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	695	726
Nippon Life Insurance Co. 144A 2.900%, 9/16/51(1)	480	473
OneMain Finance Corp. 7.125%, 3/15/26	670	776
Prospect Capital Corp. 3.706%, 1/22/26	975	1,004
Prudential Financial, Inc.
5.875%, 9/15/42	485	504
5.625%, 6/15/43	450	479
Santander Holdings USA, Inc. 4.400%, 7/13/27	700	786
Synovus Financial Corp. 5.900%, 2/7/29	437	471
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	985	1,025
Wells Fargo & Co. Series BB 3.900% (6)	1,295	1,335
		29,695

Health Care—3.1%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	655	635
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	315	336
	Par Value	Value

Health Care—continued
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(1)	$ 455	$ 466
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	700	725
Community Health Systems, Inc.
144A 6.625%, 2/15/25(1)	375	392
144A 6.875%, 4/15/29(1)	65	65
144A 6.125%, 4/1/30(1)	65	63
144A 4.750%, 2/15/31(1)	640	644
DaVita, Inc. 144A 4.625%, 6/1/30(1)	550	566
Encompass Health Corp. 4.500%, 2/1/28	475	491
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)	320	320
HealthEquity, Inc. 144A 4.500%, 10/1/29(1)	70	71
Illumina, Inc. 2.550%, 3/23/31	460	464
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	190	175
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	320	336
144A 4.375%, 2/15/27(1)	305	304
Mozart Debt Merger Sub, Inc.
144A 3.875%, 4/1/29(1)	130	130
144A 5.250%, 10/1/29(1)	35	36
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(1)	222	234
144A 7.250%, 2/1/28(1)	66	71
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	335	341
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(1)	75	80
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	670	682
144A 10.000%, 4/15/27(1)	290	313
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	505	488
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(1)	65	69
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	850	814
Universal Health Services, Inc. 144A 2.650%, 1/15/32(1)	555	550
		9,861

	Par Value	Value

Industrials—3.8%
Alaska Airlines Pass-Through Trust 144A 4.800%, 8/15/27(1)	$ 834	$ 929
Allied Universal Holdco LLC 144A 6.000%, 6/1/29(1)	200	198
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)	465	466
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	785	971
144A 5.500%, 4/20/26(1)	95	100
144A 5.750%, 4/20/29(1)	45	49
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	870	912
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	705	743
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	597	644
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(1)(8)	645	640
Boeing Co. (The)
5.150%, 5/1/30	550	646
3.750%, 2/1/50	450	454
5.930%, 5/1/60	220	301
Bombardier, Inc. 144A 6.000%, 2/15/28(1)	225	228
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	695	698
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(1)(5)	655	645
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	780	793
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(1)	785	787
Delta Air Lines, Inc. 3.750%, 10/28/29(5)	631	642
Deluxe Corp. 144A 8.000%, 6/1/29(1)	245	256
Roller Bearing Co. of America, Inc. 144A 4.375%, 10/15/29(1)	20	20
Seaspan Corp. 144A 5.500%, 8/1/29(1)	55	56
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	638	652
TransDigm, Inc. 5.500%, 11/15/27	305	313
United Airlines, Inc.
144A 4.375%, 4/15/26(1)	65	67
144A 4.625%, 4/15/29(1)	65	67
		12,277

Information Technology—1.9%
Broadcom, Inc. 144A 2.450%, 2/15/31(1)	648	627
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	$ 105	$ 108
144A 6.500%, 10/15/28(1)	155	161
Dell International LLC 8.100%, 7/15/36	295	447
MicroStrategy, Inc. 144A 6.125%, 6/15/28(1)(5)	325	328
NCR Corp. 144A 5.125%, 4/15/29(1)	565	583
Plantronics, Inc. 144A 4.750%, 3/1/29(1)(5)	610	571
Rocket Software, Inc. 144A 6.500%, 2/15/29(1)	590	584
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	995	1,028
SYNNEX Corp. 144A 2.375%, 8/9/28(1)	1,035	1,025
Xerox Holdings Corp. 144A 5.500%, 8/15/28(1)	700	725
		6,187

Materials—3.3%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(8)	1,160	1,233
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	595	623
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	740	789
Eldorado Gold Corp. 144A 6.250%, 9/1/29(1)	565	560
Freeport-McMoRan, Inc. 5.450%, 3/15/43	625	770
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(1)	335	336
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	700	740
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(1)	985	991
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	55	55
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	480	477
New Enterprise Stone & Lime Co., Inc.
144A 5.250%, 7/15/28(1)	20	20
144A 9.750%, 7/15/28(1)	195	212
Suzano Austria GmbH 2.500%, 9/15/28	335	326
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	875	887
	Par Value	Value

Materials—continued
Teck Resources Ltd. 6.125%, 10/1/35	$ 510	$ 661
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	730	767
144A 6.625%, 11/1/25(1)	446	453
Unifrax Escrow Issuer Corp.
144A 5.250%, 9/30/28(1)	60	61
144A 7.500%, 9/30/29(1)	60	62
United States Steel Corp. 6.875%, 3/1/29	400	426
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	225	232
		10,681

Real Estate—1.3%
American Assets Trust LP 3.375%, 2/1/31	266	275
GLP Capital LP
5.750%, 6/1/28	229	268
5.300%, 1/15/29	336	393
Office Properties Income Trust 4.500%, 2/1/25	900	965
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	423	418
Retail Properties of America, Inc. 4.750%, 9/15/30	840	924
Service Properties Trust 4.950%, 2/15/27	900	898
		4,141

Utilities—1.2%
CMS Energy Corp. 4.750%, 6/1/50	860	967
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	975	1,014
Ferrellgas LP
144A 5.375%, 4/1/26(1)	150	147
144A 5.875%, 4/1/29(1)	170	165
PG&E Corp. 5.250%, 7/1/30	495	507
Southern Co. (The) Series A 3.750%, 9/15/51	877	893
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/49(1)(7)	375	—
		3,693

Total Corporate Bonds and Notes (Identified Cost $134,888)		138,687

	Par Value	Value

Leveraged Loans—22.0%
Aerospace—1.0%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	$ 118	$ 119
Amentum Government Services Holdings LLC Tranche 2, First Lien (3 month LIBOR + 4.750%) 5.500%, 1/29/27(4)	533	535
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(4)	120	124
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(4)	458	457
KKR Apple Bidco LLC
(1 month LIBOR + 3.000%) 3.500%, 9/22/28(4)	290	290
Second Lien (3 month LIBOR + 5.750%) 0.000%, 9/21/29(4)(9)	35	36
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	695	738
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.334%, 5/30/25(4)	456	450
Tranche F (1 month LIBOR + 2.250%) 2.334%, 12/9/25(4)	223	220
United AirLines, Inc. Tranche B (1 month LIBOR + 3.750%) 4.500%, 4/21/28(4)	259	260
		3,229

Chemicals—1.1%
ARC Falcon I, Inc.
(3 month LIBOR + 3.750%) 0.000%, 9/30/28(4)(9)	380	379
Second Lien (3 month LIBOR + 7.250%) 0.000%, 9/22/29(4)(9)	330	328
Aruba Investments Holdings LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 11/24/27(4)	308	308
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27(4)	497	497
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Herens Holdco S.a.r.l. Tranche B (6 month LIBOR + 4.000%) 4.750%, 7/3/28(4)	$ 593	$ 595
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 0.000%, 4/1/24(4)(9)	712	707
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 3.834%, 2/5/27(4)	394	395
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 2.832%, 10/1/25(4)	275	273
		3,482

Consumer Durables—0.2%
Gloves Buyer, Inc. First Lien (1 month LIBOR + 4.000%) 4.750%, 12/29/27(4)	639	637
Consumer Non-Durables—0.9%
Diamond BC B.V. Tranche B (3 month LIBOR + 3.000%) 0.000%, 9/29/28(4)(9)	800	801
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.084%, 6/30/24(4)	846	844
Rodan & Fields LLC (1 month LIBOR + 4.000%) 4.084%, 6/16/25(4)	692	506
ZEP, Inc. First Lien (12 month LIBOR + 4.00%) 5.000%, 8/12/24(4)	722	702
		2,853

Energy—0.6%
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(4)	320	320
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27(4)	479	480
Medallion Midland Acquisition LP (1 month LIBOR + 3.250%) 4.250%, 10/30/24(4)	497	494
	Par Value	Value

Energy—continued
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 10/5/28(4)(9)	$ 120	$ 120
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24(4)	609	609
		2,023

Financial—0.7%
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.334%, 1/31/28(4)	360	359
Tranche B-4 (1 month LIBOR + 5.250%) 5.331%, 1/20/29(4)	150	149
Tranche B-9 (1 month LIBOR + 3.250%) 3.334%, 7/31/27(4)	678	667
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.584%, 2/2/28(4)	731	724
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27(4)	380	381
Zebra Buyer LLC (3 month LIBOR + 3.500%) 0.000%, 4/21/28(4)(9)	65	65
		2,345

Food / Tobacco—0.6%
Chobani LLC (3 month LIBOR + 3.500%) 4.500%, 10/25/27(4)	337	337
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.772%, 5/23/25(4)	341	340
Shearer’s Foods LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 9/23/27(4)	669	668
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28(4)	499	498
		1,843

	Par Value	Value

Forest Prod / Containers—0.6%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 0.000%, 12/7/23(4)(9)	$ 278	$ 256
BWay Holding Co. (1 month LIBOR + 3.250%) 3.334%, 4/3/24(4)	313	307
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.250%, 2/12/26(4)	662	663
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25(4)	480	469
Technimark Holdings LLC First Lien (3 month LIBOR + 3.750%) 4.250%, 6/30/28(4)	1	—
TricorBraun, Inc.
(1 month LIBOR + 3.250%) 3.750%, 3/3/28(4)	28	28
(1 month LIBOR + 3.250%) 3.750%, 3/3/28(4)	360	357
		2,080

Gaming / Leisure—1.5%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 0.000%, 12/23/24(4)(9)	329	327
Carnival Corp. Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(4)	143	142
CCM Merger, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 11/4/25(4)	325	324
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 8.250%, 5/1/28(4)	100	102
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28(4)	90	90
J&J Ventures Gaming LLC (1 month LIBOR + 4.000%) 4.750%, 4/26/28(4)	465	467
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Jack Ohio Finance LLC (3 month LIBOR + 5.250%) 0.000%, 10/4/28(4)(9)	$ 455	$ 455
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/4/23(4)	45	49
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(4)	1,000	978
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 3.584%, 2/12/27(4)	639	624
Tranche B-2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(4)	96	96
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 11/1/26(4)	130	130
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.834%, 8/14/24(4)	328	326
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	570	569
		4,679

Health Care—4.1%
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 3.586%, 10/31/25(4)	628	623
AHP Health Partners, Inc. (1 month LIBOR + 3.500%) 4.000%, 8/24/28(4)	150	150
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27(4)	352	349
AthenaHealth, Inc. Tranche B-1 (3 month LIBOR + 4.250%) 4.333%-4.377%, 2/11/26(4)	219	219
Azalea TopCo, Inc. 2021 (3 month LIBOR + 3.750%) 3.750%, 7/24/26(4)	673	674
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.500%) 0.000%, 9/29/28(4)(9)	45	45
	Par Value	Value

Health Care—continued
CPI Holdco, LLC Tranche B-1, First Lien (1 month LIBOR + 3.750%) 3.834%, 11/4/26(4)	$ 45	$ 45
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.834%, 10/10/25(4)	282	251
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27(4)	631	632
Heartland Dental LLC 2021 (1 month LIBOR + 4.000%) 4.085%, 4/30/25(4)	309	308
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 4.750%, 8/19/28(4)	420	422
Insulet Corp. Tranche B (1 month LIBOR + 3.250%) 3.750%, 4/28/28(4)	125	125
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.834%, 11/17/25(4)	563	562
Mamba Purchaser, Inc. (3 month LIBOR + 2.750%) 0.000%, 10/16/28(4)(9)	170	170
Medline Borrower LP (3 month LIBOR + 3.250%) 0.000%, 10/23/28(4)(9)	140	139
National Mentor Holdings, Inc.
First Lien (3 month LIBOR + 3.750%) 4.500%, 3/2/28(4)	332	332
Tranche C, First Lien (3 month LIBOR + 3.750%) 4.500%, 3/2/28(4)	10	11
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(4)	858	864
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.500%) 4.250%, 11/30/27(4)	413	413
Parexel International Corp.
(1 month LIBOR + 2.750%) 2.834%, 9/27/24(4)	500	500
(3 month LIBOR + 3.500%) 0.000%, 8/11/28(4)(9)	185	185
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.834%, 2/14/25(4)	594	588
	Par Value	Value

Health Care—continued
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 3.336%, 3/5/26(4)	$ 733	$ 728
Tranche B-3 (1 month LIBOR + 3.500%) 3.585%, 3/5/26(4)	308	306
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.000%) 4.121%, 6/22/26(4)	369	368
Precision Medicine Group LLC (3 month LIBOR + 3.000%) 3.750%, 11/18/27(4)	713	713
Southern Veterinary Partners LLC
(3 month LIBOR + 2.000%) 2.000%-5.000%, 10/5/27(4)	35	35
First Lien (3 month LIBOR + 4.000%) 5.000%, 10/5/27(4)	527	529
Sterigenics-Nordion Holdings LLC (1 month LIBOR + 2.750%) 3.250%, 12/11/26(4)	285	284
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 4.500%, 10/1/26(4)	284	284
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26(4)	318	319
Upstream Newco, Inc. 2021 (1 month LIBOR + 4.250%) 4.334%, 11/20/26(4)	354	354
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.834%, 7/2/25(4)	1,134	1,094
Waystar Technologies, Inc. 2021 (1 month LIBOR + 4.000%) 4.084%, 10/22/26(4)	554	554
		13,175

Housing—0.6%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 3.750%, 11/13/26(4)	333	334
CP Iris Holdco I, Inc. First Lien (3 month LIBOR + 3.750%) 0.000%, 10/2/28(4)(9)	164	163
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Housing—continued
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 1/31/27(4)(9)	$ 605	$ 603
SRS Distribution, Inc. 2021 (6 month LIBOR + 3.750%) 4.250%, 6/2/28(4)	175	175
Standard Industries, Inc. Tranche B (3 month LIBOR + 2.500%) 0.000%, 9/22/28(4)(9)	535	535
		1,810

Information Technology—2.8%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25(4)	366	370
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.332%, 10/9/26(4)	464	460
Boxer Software 2nd
2021 (3 month LIBOR + 3.750%) 3.882%, 10/2/25(4)	596	593
Second Lien (3 month LIBOR + 5.500%) 0.000%, 2/27/26(4)(9)	130	131
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.500%) 3.000%, 9/21/28(4)	35	35
ConnectWise LLC (3 month LIBOR + 3.500%) 0.000%, 9/29/28(4)(9)	80	80
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27(4)	812	811
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750%, 12/1/27(4)	337	339
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.250%, 7/1/24(4)	807	807
Infinite Bidco LLC
First Lien (1 month LIBOR + 3.750%) 4.250%, 3/2/28(4)	594	593
Second Lien (1 month LIBOR + 7.000%) 7.500%, 3/2/29(4)	225	226
	Par Value	Value

Information Technology—continued
Magenta Buyer LLC First Lien (3 month LIBOR + 5.000%) 5.750%, 7/27/28(4)	$ 335	$ 335
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/10/28(4)	532	531
Proofpoint, Inc. (3 month LIBOR + 3.250%) 3.750%, 8/31/28(4)	410	408
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 4/24/28(4)	525	523
Rocket Software, Inc. 2021 (1 month LIBOR + 4.250%) 4.750%, 11/28/25(4)	334	333
Sophia LP (3 month LIBOR + 3.750%) 3.882%, 10/7/27(4)	484	486
Turing Midco LLC (1 month LIBOR + 3.000%) 3.500%, 3/24/28(4)	419	419
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26(4)	857	858
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27(4)	25	25
Veritas U.S., Inc. 2021, Tranche B (3 month LIBOR + 5.000%) 6.000%, 9/1/25(4)	145	145
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 2.833%, 3/2/27(4)	340	338
		8,846

Manufacturing—1.5%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(4)	658	659
Arcline FM Holdings LLC
First Lien (3 month LIBOR + 4.750%) 5.500%, 6/23/28(4)	380	380
Second Lien (3 month LIBOR + 8.250%) 9.000%, 6/15/29(4)	140	140
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.500%, 11/2/27(4)	434	435
	Par Value	Value

Manufacturing—continued
Circor international, Inc. (1 month LIBOR + 3.250%) 4.250%, 12/11/24(4)	$ 625	$ 623
Filtration Group Corp. (1 month LIBOR + 3.000%) 3.084%, 3/31/25(4)	652	649
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(4)	790	788
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27(4)	584	585
Truck Hero, Inc. (1 month LIBOR + 3.250%) 4.000%, 1/29/28(4)	244	243
U.S. Farathane LLC Tranche B-5 (3 month LIBOR + 4.250%) 5.250%, 12/23/24(4)	350	347
		4,849

Media / Telecom - Broadcasting—0.1%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.340%, 8/24/26(4)	274	170
DIRECTV Financing LLC (3 month LIBOR + 5.000%) 5.750%, 8/2/27(4)	260	260
		430

Media / Telecom - Cable/Wireless Video—0.1%
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(10)(11)	318	322
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26(4)	116	116
		438

Media / Telecom - Diversified Media—0.3%
McGraw-Hill Education, Inc. (1 month LIBOR + 4.750%) 5.250%, 7/28/28(4)	424	425
UPC Financing Partnership Tranche AX (1 month LIBOR + 3.000%) 3.084%, 1/31/29(4)	185	184
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.840%, 5/18/25(4)	$ 497	$ 487
		1,096

Media / Telecom - Telecommunications—0.2%
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(4)	268	268
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24(4)	247	235
		503

Retail—1.0%
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 11/8/27(4)	493	493
Great Outdoors Group LLC Tranche B-1 (3 month LIBOR + 4.250%) 5.000%, 3/6/28(4)	496	498
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.250%, 10/19/27(4)	697	696
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.000%, 4/15/28(4)	329	329
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28(4)	418	418
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	440	441
Rising Tide Holdings, Inc. First Lien (1 month LIBOR + 4.750%) 5.500%, 6/1/28(4)	259	260
		3,135

Service—3.1%
AIT Worldwide Logistics, Inc. First Lien (3 month LIBOR + 4.750%) 5.500%, 4/6/28(4)	310	311
	Par Value	Value

Service—continued
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(4)	$ 170	$ 169
Allied Universal Holdco LLC (3 month LIBOR + 3.750%) 4.250%, 5/12/28(4)	90	90
Carlisle Foodservice Products, Inc. First Lien (6 month LIBOR + 3.000%) 4.000%, 3/20/25(4)	483	468
DG Investment Intermediate Holdings 2, Inc.
First Lien (1 month LIBOR + 3.750%) 4.500%, 3/31/28(4)	58	58
First Lien (1 month LIBOR + 3.750%) 4.500%, 3/31/28(4)	301	302
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.336%, 2/6/26(4)	765	765
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/23/27(4)	342	341
Ensemble RCM LLC (3 month LIBOR + 3.750%) 3.879%, 8/3/26(4)	144	144
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(4)	836	843
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.500%) 4.000%, 6/30/28(4)	301	302
Tranche C (3 month LIBOR + 3.500%) 4.000%, 6/30/28(4)	57	57
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 6/30/24(4)	626	623
NAB Holdings LLC 2018 (3 month LIBOR + 2.750%) 3.750%, 7/1/24(4)	643	643
Paysafe Holdings U.S. Corp. Tranche B-1 (3 month LIBOR + 2.750%) 3.250%, 6/28/28(4)	389	384
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(4)	668	668
Pike Corp. 2028 (1 month LIBOR + 3.000%) 3.090%, 1/21/28(4)	801	801
	Par Value	Value

Service—continued
PODS LLC (1 month LIBOR + 3.000%) 3.750%, 3/31/28(4)	$ 662	$ 662
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.834%, 9/3/26(4)	765	762
St. George’s University Scholastic Services LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/29/28(4)(9)	415	414
Sweetwater Borrower LLC (3 month LIBOR + 4.750%) 5.500%, 8/5/28(4)	365	363
TTF Holdings LLC (1 month LIBOR + 4.000%) 4.750%, 3/31/28(4)	182	181
Weld North Education LLC 2021 (3 month LIBOR + 3.750%) 4.250%, 12/21/27(4)	744	744
		10,095

Transportation - Automotive—0.5%
Clarios Global LP First Lien (3 month LIBOR + 3.250%) 3.334%, 4/30/26(4)	292	290
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(4)	862	822
Dexko Global, Inc. (3 month LIBOR + 3.750%) 0.000%, 10/4/28(4)(9)	130	130
Mavis Tire Express Services Topco Corp. First Lien (1 month LIBOR + 4.000%) 4.750%, 5/4/28(4)	249	250
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 10/28/27(4)	164	164
		1,656

Utility—0.5%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(4)	686	681
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Utility—continued
Lightstone HoldCo LLC
2018, Tranche B (3 month LIBOR + 3.750%) 0.000%, 1/30/24(4)(9)	$ 814	$ 670
2018, Tranche C (3 month LIBOR + 3.750%) 0.000%, 1/30/24(4)(9)	46	38
PG&E Corp. Tranche B (3 month LIBOR + 3.000%) 3.500%, 6/23/25(4)	148	145
		1,534

Total Leveraged Loans (Identified Cost $70,489)		70,738

	Shares
Preferred Stocks—1.4%
Financials—1.1%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	525 (12)	541
Discover Financial Services Series D, 6.125%	360 (12)	404
MetLife, Inc. Series D, 5.875%	478 (12)	562
Truist Financial Corp. Series Q, 5.100%	880 (12)	1,012
Zions Bancorp NA, 6.950%	38,525	1,108
		3,627

Industrials—0.3%
General Electric Co. Series D, 3.446%(4)	1,055 (12)	1,033
Total Preferred Stocks (Identified Cost $4,178)		4,660

Common Stocks—0.1%
Consumer Discretionary—0.1%
Mark IV Industries(7)(13)	446	2
MYT Holding LLC Class B(7)(13)	42,729	212
		214

Energy—0.0%
Frontera Energy Corp.(13)	6,656	40
	Shares	Value

Financials—0.0%
NMG Parent LLC(7)(13)	836	$ 108
Total Common Stocks (Identified Cost $427)		362

Exchange-Traded Fund—0.5%
VanEck High Yield Muni ETF(5)(14)	26,872	1,679
Total Exchange-Traded Fund (Identified Cost $1,684)		1,679

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(7)(13)	6,252	8
Total Rights (Identified Cost $5)		8

Total Long-Term Investments—101.8% (Identified Cost $323,617)		327,520

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(14)	833,221	833
Total Short-Term Investment (Identified Cost $833)		833

Securities Lending Collateral—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(14)(15)	3,997,450	3,997
Total Securities Lending Collateral (Identified Cost $3,997)		3,997

TOTAL INVESTMENTS—103.3% (Identified Cost $328,447)		$332,350
Other assets and liabilities, net—(3.3)%		(10,671)
NET ASSETS—100.0%		$321,679
Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $185,784 or 57.8% of net assets.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of September 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of security is on loan.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	100% of the income received was in cash.
(9)	This loan will settle after September 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Security is fixed rate.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings (Unaudited)†
United States	76%
Mexico	3
Canada	3
Netherlands	2
Saudi Arabia	2
Luxembourg	1
Turkey	1
Other	12
Total	100%
† % of total investments as of September 30, 2021.
As of September 30, 2021, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Arc Falcon I, Inc., (3 month LIBOR + 3.750%) 0.000%, 9/22/28(1)	$ 55	$ 55	$ 55	$— (2)
CP Iris Holdco I, Inc., (3 month LIBOR + 3.750%) 0.000%, 9/21/28(1)	33	33	33	— (2)
Dexko Global, Inc., (3 month LIBOR + 3.750%) 0.000%, 9/22/28(1)	25	25	25	— (2)
DG Investment Intermediate Holdings 2, Inc., (1 month LIBOR + 3.750%) 3.750%, 3/31/28	5	5	5	— (2)
National Mentor Holdings, Inc., (3 month LIBOR + 3.500%) 3.500%, 3/02/28	15	15	15	— (2)
Precision Medicine Group LLC, (3 month LIBOR + 3.750%) 3.750%, 11/18/27	77	77	77	— (2)
Southern Veterinary Partners LLC, (3 month LIBOR + 2.000%) 2.000%, 10/05/27	21	21	21	— (2)
TricorBraun, Inc., (1 month LIBOR + 3.250%) 0.500%, 3/03/28	53	53	53	— (2)
Total	$284	$284	$284	$— (2)

(1)	This loan will settle after September 30, 2021, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(2)	Amount is less than $500.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 36,529	$ —	$ 36,529	$ —
Corporate Bonds and Notes	138,687	—	138,686	1 (1)
Foreign Government Securities	25,600	—	25,600	—
Leveraged Loans	70,738	—	70,738	—
Mortgage-Backed Securities	45,517	—	45,517	—
Municipal Bonds	421	—	421	—
U.S. Government Securities	3,319	—	3,319	—
Equity Securities:
Preferred Stocks	4,660	1,108	3,552	—
Common Stocks	362	40	—	322
Rights	8	—	—	8
Securities Lending Collateral	3,997	3,997	—	—
Exchange-Traded Fund	1,679	1,679	—	—
Money Market Mutual Fund	833	833	—	—
Total Investments	$332,350	$7,657	$324,362	$331

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $331 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2021.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—3.3%
U.S. Treasury Notes
0.125%, 5/31/22	$ 19,155	$ 19,160
1.750%, 6/15/22	16,160	16,349
0.125%, 4/30/23	146,485	146,291
0.250%, 5/31/25	17,675	17,377
0.625%, 12/31/27	15,150	14,616
Total U.S. Government Securities (Identified Cost $214,572)		213,793

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	4,345	4,537
Total Municipal Bond (Identified Cost $4,074)		4,537

Foreign Government Securities—4.2%
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(1)(2)	20,999	2,100
RegS 7.750%, 10/13/19(1)(2)	9,851	1,010
Dominican Republic
144A 6.875%, 1/29/26(3)	5,405	6,243
144A 5.950%, 1/25/27(3)	9,005	10,131
Egypt Government International Bond 144A 5.800%, 9/30/27(3)	3,000	2,946
Kingdom of Saudi Arabia
144A 4.000%, 4/17/25(3)	18,270	19,983
144A 3.250%, 10/26/26(3)	12,490	13,459
Mongolia Government International Bond 144A 3.500%, 7/7/27(3)	1,800	1,747
Republic of Angola 144A 9.500%, 11/12/25(3)	7,400	8,140
Republic of Colombia
4.000%, 2/26/24	5,800	6,061
4.500%, 1/28/26	12,300	13,183
Republic of Ecuador 144A 5.000%, 7/31/30(3)(4)	7,755	6,514
Republic of Egypt 144A 7.500%, 1/31/27(3)	11,875	12,544
Republic of Ghana 144A 7.875%, 3/26/27(3)	7,690	7,505
	Par Value	Value

Foreign Government Securities—continued
Republic of Indonesia
144A 3.375%, 4/15/23(3)	$ 2,844	$ 2,956
144A 5.875%, 1/15/24(3)	16,675	18,566
144A 4.125%, 1/15/25(3)	11,290	12,346
144A 4.750%, 1/8/26(3)	16,535	18,762
Republic of Ivory Coast 144A 6.375%, 3/3/28(3)	9,990	10,964
Republic of Kazakhstan 144A 5.125%, 7/21/25(3)	1,830	2,101
Republic of Kenya 144A 7.000%, 5/22/27(3)	8,095	8,739
Republic of Nigeria 144A 6.500%, 11/28/27(3)	6,690	6,933
Republic of Pakistan
144A 8.250%, 9/30/25(3)	3,165	3,430
144A 6.875%, 12/5/27(3)	4,675	4,699
Republic of Panama 3.875%, 3/17/28	10,000	10,856
Republic of Qatar 144A 3.250%, 6/2/26(3)	5,500	5,935
Republic of South Africa 4.850%, 9/27/27	6,155	6,447
Republic of Turkey 7.375%, 2/5/25	4,510	4,787
Sultanate of Oman
144A 4.875%, 2/1/25(3)	3,815	3,962
144A 5.625%, 1/17/28(3)	11,680	12,148
Turkey Government International Bond 6.375%, 10/14/25	6,800	6,979
Ukraine Government 144A 7.750%, 9/1/25(3)	16,940	18,402
United Mexican States 4.150%, 3/28/27	5,200	5,865
Total Foreign Government Securities (Identified Cost $294,982)		276,443

Mortgage-Backed Securities—27.1%
Agency—0.8%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	1,416	1,501
Pool #AO5149 3.000%, 6/1/27	174	183
	Par Value	Value

Agency—continued
Pool #AS5927 3.000%, 10/1/30	$ 5,934	$ 6,264
Pool #AZ4794 3.000%, 10/1/30	11,322	11,973
Pool #890710 3.000%, 2/1/31	4,134	4,368
Pool #254549 6.000%, 12/1/32	13	15
Pool #695237 5.500%, 2/1/33	14	15
Pool #773385 5.500%, 5/1/34	81	94
Pool #725762 6.000%, 8/1/34	71	83
Pool #806318 5.500%, 11/1/34	121	135
Pool #806328 5.500%, 11/1/34	107	120
Pool #800267 5.500%, 12/1/34	22	25
Pool #808018 5.500%, 1/1/35	83	97
Pool #941322 6.000%, 7/1/37	6	7
Pool #889578 6.000%, 4/1/38	45	53
Pool #AC6992 5.000%, 12/1/39	1,138	1,290
Pool #AD3841 4.500%, 4/1/40	1,685	1,882
Pool #AD4224 5.000%, 8/1/40	1,513	1,702
Pool #AE4799 4.000%, 10/1/40	20	22
Pool #AH4009 4.000%, 3/1/41	1,859	2,055
Pool #AI2472 4.500%, 5/1/41	1,104	1,224
Pool #AS6515 4.000%, 1/1/46	2,826	3,084
Pool #CA4978 3.000%, 1/1/50	11,595	12,170
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	9	10
		48,372

Non-Agency—26.3%
ACRES Commercial Realty Corp. 2020-RSO8, A (SOFR30A + 1.264%, Cap N/A, Floor 1.150%) 144A 1.314%, 3/15/35(3)(4)(5)	1,390	1,391
Adjustable Rate Mortgage Trust 2005-1, 3A1 2.620%, 5/25/35(4)	1,165	1,182
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(3)(4)	$ 12,416	$ 12,374
2019-D, A1 144A 2.956%, 9/25/65(3)(4)	5,041	5,074
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(3)	16,110	16,190
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(3)	19,827	21,050
2015-SFR1, A 144A 3.467%, 4/17/52(3)	10,747	11,342
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(3)	8,627	8,706
2020-SFR1, B 144A 2.120%, 4/17/37(3)	6,739	6,800
2020-SFR2, D 144A 3.282%, 7/17/37(3)	1,680	1,723
2020-SFR3, B 144A 1.806%, 9/17/37(3)	4,362	4,364
2021-SFR2, C 144A 1.877%, 8/17/38(3)	4,535	4,516
2021-SFR3, D 144A 2.177%, 10/17/38(3)	6,675	6,628
Angel Oak Mortgage Trust
2021-3, A2 144A 1.305%, 5/25/66(3)(4)	3,406	3,411
2021-5, A1 144A 0.951%, 7/25/66(3)(4)	12,225	12,200
Angel Oak Mortgage Trust I LLC
2018-3, A1 144A 3.649%, 9/25/48(3)(4)	1,066	1,072
2019-2, A1 144A 3.628%, 3/25/49(3)(4)	1,641	1,657
Angel Oak Mortgage Trust LLC
2020-6, A1 144A 1.261%, 5/25/65(3)(4)	3,682	3,691
2020-4, A1 144A 1.469%, 6/25/65(3)(4)	9,753	9,826
2021-2, A1 144A 0.985%, 4/25/66(3)(4)	3,042	3,052
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(3)(4)	19,475	19,489
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	6,391	6,486
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	6,438	6,518
Banc of America Funding Trust
2004-B, 2A1 2.648%, 11/20/34(4)	132	143
2004-D, 5A1 2.818%, 1/25/35(4)	1,310	1,370
	Par Value	Value

Non-Agency—continued
2005-1, 1A1 5.500%, 2/25/35	$ 148	$ 154
2006-2, 3A1 6.000%, 3/25/36	698	709
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(3)(4)	3,503	3,587
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	8,108	8,358
2017-RT1, A1 144A 3.000%, 3/28/57(3)(4)	1,295	1,310
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	5,910	6,108
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	5,822	6,041
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 0.806%, 3/15/37(3)(4)	5,490	5,473
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.334%, 2/15/29(3)(4)	1,975	1,975
BRAVO Residential Funding Trust
2021-A, A1 144A 1.991%, 1/25/24(3)(4)	8,502	8,503
2019-NQM1, A1 144A 2.666%, 7/25/59(3)(4)	4,234	4,251
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(3)(4)	3,418	3,458
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.334%, 10/15/36(3)(4)	6,888	6,893
2020-BXLP, D (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.334%, 12/15/36(3)(4)	8,354	8,352
BX Trust
2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 1.104%, 5/15/35(3)(4)	19,910	19,898
	Par Value	Value

Non-Agency—continued
2019-OC11, B 144A 3.605%, 12/9/41(3)	$ 5,000	$ 5,425
2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	5,615	5,934
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	9,948	10,083
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%, Cap N/A, Floor 1.120%) 144A 1.204%, 6/15/34(3)(4)	17,512	17,512
CHL Mortgage Pass-Through Trust 2004-6, 1A2 2.076%, 5/25/34(4)	327	330
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	8,721	9,040
Citigroup Mortgage Loan Trust 2013-A, A 144A 3.000%, 5/25/42(3)(4)	3,376	3,375
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	4,789	5,097
2014-A, A 144A 4.000%, 1/25/35(3)(4)	2,192	2,258
2015-PS1, A1 144A 3.750%, 9/25/42(3)(4)	1,230	1,261
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)	1,065	1,074
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	124	124
2020-EXP1, A1B 144A 1.804%, 5/25/60(3)(4)	4,878	4,903
2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	7,461	7,647
2019-RP1, A1 144A 3.500%, 1/25/66(3)(4)	9,454	9,837
COLT Funding LLC
2021-3R, A1 144A 1.051%, 12/25/64(3)(4)	6,976	6,980
2021-3R, A2 144A 1.257%, 12/25/64(3)(4)	1,621	1,622
COLT Mortgage Loan Trust 2021-2, A2 144A 1.130%, 8/25/66(3)(4)	6,781	6,773
COLT Mortgage Loan Trust Funding LLC
2020-1, A1 144A 2.488%, 2/25/50(3)(4)	4,343	4,345
2020-1R, A1 144A 1.255%, 9/25/65(3)(4)	2,029	2,034
2020-2R, A1 144A 1.325%, 10/26/65(3)(4)	2,802	2,808
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-2R, A1 144A 0.798%, 7/27/54(3)	$ 4,888	$ 4,887
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(3)(4)	11,795	11,792
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(4)	10,695	10,697
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/26/29(3)(4)	9,555	9,571
Corevest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(3)	20,500	20,822
CoreVest American Finance Trust
2018-2, A 144A 4.026%, 11/15/52(3)	5,031	5,269
2020-4, A 144A 1.174%, 12/15/52(3)	16,041	15,890
2020-3, A 144A 1.358%, 8/15/53(3)	7,098	7,036
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 2.548%, 1/25/34(4)	1,177	1,200
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 1.064%, 5/15/36(3)(4)	27,050	27,127
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.819%, 4/25/44(3)(4)	2,568	2,614
2017-RPL1, A1 144A 2.750%, 7/25/57(3)(4)	5,954	6,145
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	16,508	16,818
2021-RPL3, A1 144A 2.000%, 1/25/60(3)(4)	4,255	4,326
2021-NQM1, A1 144A 0.809%, 5/25/65(3)(4)	12,743	12,721
2020-NQM1, A1 144A 1.208%, 5/25/65(3)(4)	6,373	6,391
2021-NQM2, A1 144A 1.179%, 2/25/66(3)(4)	9,110	9,117
2013-HYB1, A16 144A 2.941%, 4/25/43(3)(4)	134	135
	Par Value	Value

Non-Agency—continued
2021-AFC1, A1 144A 0.830%, 3/25/56(3)(4)	$ 3,791	$ 3,775
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(4)	10,050	10,089
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	3,039	3,078
2020-1, A1 144A 2.006%, 5/25/65(3)(4)	5,007	5,040
2020-2, A1 144A 1.178%, 10/25/65(3)(4)	10,151	10,191
2021-1, A2 144A 1.003%, 2/25/66(3)(4)	2,243	2,237
2021-2, A1 144A 0.931%, 6/25/66(3)(4)	9,192	9,200
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 1.784%, 7/15/38(3)(4)	3,104	3,125
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(3)	7,020	7,061
2020-SFR2, A 144A 1.266%, 10/19/37(3)	6,676	6,655
2020-SFR2, B 144A 1.567%, 10/19/37(3)	21,440	21,424
2021-SFR1, D 144A 2.189%, 8/17/38(3)	18,405	18,329
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	3,025	3,058
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	1,989	2,011
2019-2, A52 144A 3.500%, 6/25/59(3)(4)	11,385	11,530
2019-H1, A1 144A 2.657%, 10/25/59(3)(4)	1,268	1,286
2020-H1, A1 144A 2.310%, 1/25/60(3)(4)	6,819	6,926
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(4)	4,933	4,947
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(4)	4,005	4,036
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.884%, 2/15/38(3)(4)	5,700	5,706
	Par Value	Value

Non-Agency—continued
GS Mortgage Securities Corp. Trust 2012-ALOH, A 144A 3.551%, 4/10/34(3)	$ 12,721	$ 12,809
GS Mortgage Securities Trust
2020-TWN3, A (1 month LIBOR + 2.000%, Cap N/A, Floor 2.000%) 144A 2.084%, 11/15/37(3)(4)	8,285	8,325
2020-GC45, AS 3.173%, 2/13/53(4)	4,075	4,318
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	22,020	22,074
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	6,322	6,233
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(3)(4)	8,429	8,539
2019-3, A1 144A 2.675%, 11/25/59(3)(4)	4,002	4,026
JPMBB Commercial Mortgage Securities Trust 2015-C32, AS 3.984%, 11/15/48	2,495	2,659
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.369%, 6/25/29(3)(4)	1,537	1,555
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	2,562	2,609
2014-5, B1 144A 2.888%, 10/25/29(3)(4)	1,882	1,896
2014-5, B2 144A 2.888%, 10/25/29(3)(4)	886	898
2006-A2, 4A1 2.227%, 8/25/34(4)	345	364
2005-A2, 4A1 2.056%, 4/25/35(4)	288	290
2006-A6, 3A3L 2.554%, 10/25/36(4)	381	316
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	1,178	1,192
2015-1, AM1 144A 2.108%, 12/25/44(3)(4)	2,059	2,088
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	6,739	6,838
2015-5, A2 144A 2.445%, 5/25/45(3)(4)	2,628	2,662
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	8,352	8,519
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	3,147	3,173
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2017-5, A1 144A 3.090%, 10/26/48(3)(4)	$ 10,182	$ 10,419
JPMorgan Chase WaMu Mortgage Pass-Through Certificates Trust
2003-AR6, A1 2.557%, 6/25/33(4)	206	215
2004-CB1, 2A 5.000%, 6/25/34	572	591
KKR Industrial Portfolio Trust
2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 1.084%, 12/15/37(3)(4)	2,235	2,234
2021-KDIP, D (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.334%, 12/15/37(3)(4)	5,000	4,994
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.884%, 5/15/36(3)(4)	5,740	5,745
LHOME Mortgage Trust
2021-RTL2, A1 144A 2.090%, 6/25/26(3)(4)	8,940	8,953
2021-RTL1, A1 144A 2.090%, 9/25/26(3)(4)	10,065	10,045
Mello Warehouse Securitization Trust
2021-1, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.184%, 2/25/55(3)(4)	7,335	7,321
2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.186%, 4/25/55(3)(4)	10,595	10,609
MetLife Securitization Trust
2017-1A, M1 144A 3.480%, 4/25/55(3)(4)	7,930	8,272
2018-1A, A 144A 3.750%, 3/25/57(3)(4)	9,052	9,413
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	10,878	11,204
MFA Trust
2021-NQM1, A1 144A 1.153%, 4/25/65(3)(4)	4,838	4,841
2020-NQM3, A1 144A 1.014%, 1/26/65(3)(4)	4,774	4,781
	Par Value	Value

Non-Agency—continued
2021-INV1, A1 144A 0.852%, 1/25/56(3)(4)	$ 3,202	$ 3,195
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(3)(4)	1,983	2,061
2021-NMR1, A1 144A 1.125%, 11/25/60(3)(4)	7,439	7,465
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	12,131	12,906
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C10, A4 4.216%, 7/15/46(4)	2,075	2,174
2013-C13, AS 4.266%, 11/15/46	1,735	1,837
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 0.784%, 11/15/34(3)(4)	11,154	11,154
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 2.044%, 2/25/34(4)	406	431
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.328%, 6/25/44(3)(4)	3,949	4,068
Motel Trust 2021-MTL6, B 144A 1.300%, 9/15/38(3)(4)	2,600	2,605
MSG III Securitization Trust 2021-1, D (1 month LIBOR + 1.300%, Cap N/A, Floor 1.300%) 144A 1.386%, 6/25/54(3)(4)	3,000	2,992
New Residential Mortgage Loan Trust
2018-4A, B1 144A 1.136%, 1/25/48(3)(4)	5,456	5,466
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	5,132	5,394
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	4,582	4,834
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	2,585	2,763
2016-3A, A1 144A 3.750%, 9/25/56(3)(4)	2,902	3,101
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	3,869	4,142
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	12,688	13,521
2018-2A, A1 144A 4.500%, 2/25/58(3)(4)	9,355	9,932
	Par Value	Value

Non-Agency—continued
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	$ 8,401	$ 8,408
2020-1A, A1B 144A 3.500%, 10/25/59(3)(4)	7,348	7,677
2014-2A, A3 144A 3.750%, 5/25/54(3)(4)	458	483
2014-3A, AFX3 144A 3.750%, 11/25/54(3)(4)	4,192	4,445
2016-2A, A1 144A 3.750%, 11/26/35(3)(4)	5,885	6,289
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	10,635	11,350
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.136%, 5/25/55(3)(4)	10,855	10,864
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	13,424	13,439
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(3)(4)	7,942	7,939
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%, Cap 11.00%, Floor 1.725%) 1.811%, 3/25/35(4)	108	108
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	2,197	2,257
2018-EXP2, 1A1 144A 4.000%, 7/25/58(3)(4)	485	484
2021-NQM2, A1 144A 1.101%, 5/25/61(3)(4)	8,237	8,261
2021-NQM3, A1 144A 1.054%, 7/25/61(3)(4)	9,495	9,494
2021-NQM3, A2 144A 1.260%, 7/25/61(3)(4)	3,273	3,272
2018-1, A2 (1 month LIBOR + 0.650%) 144A 0.736%, 6/25/57(3)(4)	2,178	2,179
2021-NQM1, A1 144A 1.072%, 2/25/66(3)(4)	6,994	6,981
Preston Ridge Partners Mortgage LLC
2020-2, A1 144A 3.671%, 8/25/25(3)(4)	4,423	4,452
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-3, A1 144A 2.857%, 9/25/25(3)(4)	$ 13,532	$ 13,559
2020-3, A2 144A 5.071%, 9/25/25(3)(4)	6,164	6,197
2020-6, A1 144A 2.363%, 11/25/25(3)(4)	7,325	7,367
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	3,584	3,589
2021-3, A1 144A 1.867%, 4/25/26(3)(4)	8,483	8,520
2021-7, A1 144A 1.867%, 8/25/26(3)(4)	9,723	9,717
2021-RPL1, A1 144A 1.319%, 7/25/51(3)(4)	6,369	6,365
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(3)(4)	13,165	13,164
Pretium Mortgage Credit Partners I LLC
2020-NPL3, A1 144A 3.105%, 6/27/60(3)(4)	14,137	14,142
2021-NPL1, A1 144A 2.240%, 9/27/60(3)(4)	8,817	8,818
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(3)	11,130	11,141
2019-SFR2, A 144A 3.147%, 5/17/36(3)	16,380	16,545
2019-SFR3, B 144A 2.571%, 9/17/36(3)	10,340	10,480
2020-SFR2, E 144A 5.115%, 6/17/37(3)	3,250	3,420
2021-SFR2, D 144A 2.197%, 4/19/38(3)	11,495	11,468
2021-SFR6, C 144A 1.855%, 7/17/38(3)	3,770	3,746
2021-SFR5, D 144A 2.109%, 7/17/38(3)	2,500	2,482
2020-SFR3, A 144A 1.294%, 10/17/27(3)	3,651	3,632
2021-SFR1, C 144A 1.555%, 4/17/38(3)	1,430	1,410
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	2,992	3,019
Provident Funding Mortgage Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.236%, 2/25/55(3)(4)	11,350	11,301
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	7,252	7,390
	Par Value	Value

Non-Agency—continued
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(3)(4)	$ 11,780	$ 11,779
Residential Asset Mortgage Products Trust 2004-SL1, A8 6.500%, 11/25/31	896	880
Residential Mortgage Loan Trust
2020-1, A1 144A 2.376%, 2/25/24(3)(4)	4,915	4,950
2019-2, A1 144A 2.913%, 5/25/59(3)(4)	3,480	3,525
SBA Tower Trust 144A 1.631%, 11/15/26(3)	9,540	9,516
Sequoia Mortgage Trust 2013-8, B1 3.498%, 6/25/43(4)	2,391	2,428
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(3)(4)	4,846	4,860
2021-1, A1 144A 1.160%, 7/25/61(3)(4)	10,414	10,398
2021-1, A3 144A 1.560%, 7/25/61(3)(4)	6,044	6,032
Spruce Hill Mortgage Loan Trust 2020-SH1, A1 144A 2.521%, 1/28/50(3)(4)	1,754	1,765
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(3)(4)	11,102	11,120
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(3)(4)	5,810	5,860
2021-3, A2 144A 1.395%, 6/25/56(3)(4)	4,458	4,454
2021-3, A3 144A 1.518%, 6/25/56(3)(4)	3,706	3,695
2020-2, A1 144A 2.718%, 4/25/60(3)(4)	6,457	6,519
2020-3, A1 144A 1.486%, 4/25/65(3)(4)	5,882	5,907
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 2.470%, 10/25/34(4)	2,516	2,609
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2003-34A, 6A 2.376%, 11/25/33(4)	554	553
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(3)(4)	996	991
	Par Value	Value

Non-Agency—continued
Towd Point Mortgage Trust
2015-6, M1 144A 3.750%, 4/25/55(3)(4)	$ 5,255	$ 5,474
2016-4, B1 144A 3.826%, 7/25/56(3)(4)	8,095	8,749
2017-2, A2 144A 3.250%, 4/25/57(3)(4)	3,990	4,137
2018-6, A1A 144A 3.750%, 3/25/58(3)(4)	7,210	7,381
2018-6, A1B 144A 3.750%, 3/25/58(3)(4)	1,705	1,799
2018-SJ1, M2 144A 4.750%, 10/25/58(3)(4)	3,000	3,016
2019-MH1, A1 144A 3.000%, 11/25/58(3)(4)	1,337	1,356
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	925	986
2020-MH1, A2 144A 2.500%, 2/25/60(3)(4)	14,281	14,280
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	8,448	8,617
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	2,770	2,782
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	3,665	3,885
Towd Point Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 0.986%, 4/25/48(3)(4)	6,957	6,962
2021-HE1, M1 144A 1.500%, 2/25/63(3)(4)	3,781	3,795
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(3)	10,238	10,232
2020-SFR2, D 144A 2.281%, 11/17/39(3)	5,243	5,154
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	7,960	8,012
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.734%, 5/10/45(3)(4)	7,206	6,839
VCAT Asset Securitization LLC 2021-NPL6, A1 144A 1.917%, 9/25/51(3)(4)	10,790	10,789
VCAT LLC
2021-NPL1, A1 144A 2.289%, 12/26/50(3)(4)	10,051	10,079
2021-NPL1, A2 144A 4.826%, 12/26/50(3)(4)	1,600	1,600
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(4)	10,862	10,892
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	10,195	10,197
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	$ 25,005	$ 24,999
2021-NPL5, A1 144A 1.868%, 8/25/61(3)(4)	9,437	9,431
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(3)(4)	9,415	9,782
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(3)(4)	5,286	5,289
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	13,293	13,293
Vericrest Opportunity Loan Trust XCIV LLC 2021-NPL3, A1 144A 2.240%, 2/27/51(3)(4)	6,343	6,349
Vericrest Opportunity Loan Trust XCV LLC 2021-NPL4, A1 144A 2.240%, 3/27/51(3)(4)	7,747	7,755
Vericrest Opportunity Loan Trust XCVIII LLC 2021-NPL7, A1 144A 2.116%, 4/25/51(3)(4)	6,824	6,839
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(3)(4)	8,094	8,175
2019-4, M1 144A 3.207%, 11/25/59(3)(4)	6,070	6,164
2021-R3, A1 144A 1.020%, 4/25/64(3)(4)	11,563	11,588
2021-2, A1 144A 1.031%, 2/25/66(3)(4)	13,949	13,971
2021-3, A1 144A 1.046%, 6/25/66(3)(4)	14,991	15,037
2020-1, A1 144A 2.417%, 1/25/60(3)(4)	5,916	5,986
2020-4, A1 144A 1.502%, 5/25/65(3)(4)	15,350	15,420
2021-1, A1 144A 0.815%, 1/25/66(3)(4)	2,703	2,700
2021-R1, A1 144A 0.820%, 10/25/63(3)(4)	10,437	10,425
2021-R2, A1 144A 0.918%, 2/25/64(3)(4)	7,195	7,172
Visio Trust
2019-2, A2 144A 2.924%, 11/25/54(3)(4)	4,162	4,243
2021-1R, A1 144A 1.280%, 5/25/56(3)	13,578	13,636
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	6,689	7,082
	Par Value	Value

Non-Agency—continued
Wells Fargo Mortgage Backed Securities Trust
2004-U, A1 2.795%, 10/25/34(4)	$ 191	$ 191
2020-4, A1 144A 3.000%, 7/25/50(3)(4)	3,863	3,938
ZH Trust 2021-1, A 144A 2.253%, 2/18/27(3)	6,295	6,304
		1,723,587

Total Mortgage-Backed Securities (Identified Cost $1,760,042)		1,771,959

Asset-Backed Securities—25.0%
Automobiles—12.9%
ACC Auto Trust
2021-A, B 144A 1.790%, 4/15/27(3)	7,835	7,844
2021-A, C 144A 3.790%, 4/15/27(3)	6,948	6,959
ACC Trust
2019-1, B 144A 4.470%, 10/20/22(3)	1,965	1,977
2019-2, A 144A 2.820%, 2/21/23(3)	366	367
2019-2, B 144A 3.630%, 8/21/23(3)	8,030	8,110
2020-A, A 144A 6.000%, 3/20/23(3)	4,336	4,413
2021-1, C 144A 2.080%, 12/20/24(3)	3,025	3,024
American Credit Acceptance Receivables Trust
2019-1, C 144A 3.500%, 4/14/25(3)	2,903	2,919
2019-2, C 144A 3.170%, 6/12/25(3)	6,244	6,290
2020-4, D 144A 1.770%, 12/14/26(3)	13,725	13,919
2021-1, C 144A 0.830%, 3/15/27(3)	11,335	11,348
2021-2, C 144A 0.970%, 7/13/27(3)	9,785	9,811
2021-3, C 144A 0.980%, 11/15/27(3)	2,385	2,383
AmeriCredit Automobile Receivables Trust
2018-1, D 3.820%, 3/18/24	8,090	8,333
2019-1, C 3.360%, 2/18/25	8,800	9,041
	Par Value	Value

Automobiles—continued
Arivo Acceptance Auto Loan Receivables Trust 2021-1A, A 144A 1.190%, 1/15/27(3)	$ 12,418	$ 12,431
Avid Automobile Receivables Trust
2019-1, C 144A 3.140%, 7/15/26(3)	3,180	3,257
2019-1, D 144A 4.030%, 7/15/26(3)	1,615	1,655
Avis Budget Rental Car Funding LLC
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(3)	2,260	2,307
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(3)	7,205	7,217
(AESOP) 2019-3A, A 144A 2.360%, 3/20/26(3)	8,205	8,534
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(3)	8,025	8,342
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(3)	9,980	10,228
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(3)	1,870	1,866
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(3)	6,500	6,507
Carnow Auto Receivables Trust 2019-1A, D 144A 4.620%, 12/16/24(3)	8,015	8,224
CarNow Auto Receivables Trust
2020-1A, B 144A 2.710%, 7/17/23(3)	3,320	3,340
2021-1A, C 144A 2.160%, 2/17/26(3)	3,100	3,115
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(3)	6,620	6,802
2019-2A, D 144A 3.280%, 1/15/25(3)	8,750	9,004
2019-3A, C 144A 2.710%, 10/15/24(3)	6,990	7,096
2019-3A, D 144A 3.040%, 4/15/25(3)	4,340	4,471
2020-N1A, D 144A 3.430%, 1/15/26(3)	11,730	12,163
2020-P1, C 1.320%, 11/9/26	2,250	2,241
2021-N1, C 1.300%, 1/10/28	8,500	8,541
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2021-N2, C 1.070%, 3/10/28	$ 6,055	$ 6,062
2021-N3, D 1.580%, 6/12/28	12,685	12,665
2021-P3, B 1.420%, 8/10/27	4,660	4,639
CIG Auto Receivables Trust
2020-1A, D 144A 2.350%, 1/12/26(3)	7,910	8,009
2020-1A, E 144A 4.430%, 2/12/27(3)	2,415	2,472
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(3)	1,440	1,464
2020-A, C 144A 2.540%, 12/15/25(3)	4,200	4,260
2020-C, C 144A 1.710%, 8/17/26(3)	3,995	4,050
2021-A, B 144A 0.610%, 2/18/25(3)	5,110	5,118
2021-A, C 144A 0.830%, 9/15/26(3)	6,500	6,494
Credit Acceptance Auto Loan Trust
2019-1A, A 144A 3.330%, 2/15/28(3)	560	562
2019-3A, B 144A 2.860%, 1/16/29(3)	10,550	10,880
2020-1A, B 144A 2.390%, 4/16/29(3)	4,650	4,758
2020-3A, B 144A 1.770%, 12/17/29(3)	11,195	11,329
2021-2A, A 144A 0.960%, 2/15/30(3)	7,715	7,736
Credito Real USA Auto Receivables Trust 2021-1A, A 144A 1.350%, 2/16/27(3)	4,394	4,395
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	11,388	11,645
2019-3, C 2.900%, 8/15/25	8,240	8,330
2019-4, C 2.510%, 11/17/25	6,410	6,469
DT Auto Owner Trust
2019-1A, C 144A 3.610%, 11/15/24(3)	1,551	1,559
2019-2A, C 144A 3.180%, 2/18/25(3)	2,488	2,511
2019-4A, C 144A 2.730%, 7/15/25(3)	13,370	13,564
2021-1A, D 144A 1.160%, 11/16/26(3)	3,930	3,917
2021-1A, E 144A 2.380%, 1/18/28(3)	2,000	1,992
	Par Value	Value

Automobiles—continued
2021-2A, C 144A 1.100%, 2/16/27(3)	$ 5,985	$ 5,999
2021-2A, D 144A 1.500%, 2/16/27(3)	4,350	4,357
Exeter Automobile Receivables Trust
2017-3A, D 144A 5.280%, 10/15/24(3)	2,430	2,486
2019-2A, E 144A 4.680%, 5/15/26(3)	16,905	17,885
2019-3A, C 144A 2.790%, 5/15/24(3)	3,835	3,867
2020-1A, D 144A 2.730%, 12/15/25(3)	8,775	9,036
2021-1A, C 0.740%, 1/15/26	9,100	9,119
2019-2A, C 144A 3.300%, 3/15/24(3)	3,865	3,895
2019-4A, C 144A 2.440%, 9/16/24(3)	5,020	5,064
2018-4A, D 144A 4.350%, 9/16/24(3)	13,444	13,818
2019-1A, D 144A 4.130%, 12/16/24(3)	14,555	14,966
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(3)	5,739	5,775
First Investors Auto Owner Trust
2017-1A, D 144A 3.600%, 4/17/23(3)	1,593	1,595
2019-1A, C 144A 3.260%, 3/17/25(3)	4,690	4,773
2021-1A, C 144A 1.170%, 3/15/27(3)	3,000	2,991
2021-2A, C 144A 1.470%, 11/15/27(3)	6,395	6,360
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(3)	2,360	2,424
2020-1, C 144A 2.240%, 1/15/26(3)	13,865	14,137
2020-3, C 144A 1.730%, 9/15/26(3)	3,490	3,550
2020-4, C 144A 1.280%, 2/16/27(3)	5,284	5,323
2021-1, C 144A 0.910%, 3/15/27(3)	2,930	2,915
Foursight Capital Automobile Receivables Trust
2018-1, D 144A 4.190%, 11/15/23(3)	1,630	1,643
2018-2, D 144A 4.330%, 7/15/24(3)	4,650	4,768
2021-2, C 144A 1.570%, 7/15/27(3)	2,110	2,105
	Par Value	Value

Automobiles—continued
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(3)	$ 8,522	$ 8,600
2019-3A, B 144A 2.720%, 6/17/24(3)	3,481	3,512
2019-3A, D 144A 3.840%, 5/15/26(3)	3,000	3,094
2019-4A, B 144A 2.780%, 9/16/24(3)	9,835	9,980
2019-4A, C 144A 3.060%, 8/15/25(3)	14,775	15,175
2019-4A, D 144A 4.090%, 8/17/26(3)	3,500	3,631
2020-2A, B 144A 3.160%, 6/16/25(3)	2,560	2,639
2020-3A, D 144A 2.270%, 5/15/26(3)	11,735	12,007
2020-3A, E 144A 4.310%, 7/15/27(3)	18,060	18,887
2020-4A, C 144A 1.140%, 11/17/25(3)	6,955	6,989
2021-3A, C 144A 1.110%, 9/15/26(3)	4,590	4,580
GLS Auto Receivables Trust
2018-1A, B 144A 3.520%, 8/15/23(3)	4,403	4,422
2018-3A, B 144A 3.780%, 8/15/23(3)	400	402
2018-3A, C 144A 4.180%, 7/15/24(3)	4,740	4,840
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(3)	20,130	20,151
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(3)	3,955	3,968
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(3)	11,840	11,921
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(3)(5)	6,000	5,994
Prestige Auto Receivables Trust
2017-1A, C 144A 2.810%, 1/17/23(3)	331	331
2018-1A, D 144A 4.140%, 10/15/24(3)	3,785	3,873
2019-1A, D 144A 3.010%, 8/15/25(3)	7,060	7,219
2020-1A, C 144A 1.310%, 11/16/26(3)	10,295	10,356
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Santander Drive Auto Receivables Trust
2020-4, C 1.010%, 1/15/26	$ 6,845	$ 6,889
2021-3, C 0.950%, 9/15/27	13,700	13,725
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	10,125	10,287
Tesla Auto Lease Trust 2020-A, C 144A 1.680%, 2/20/24(3)	3,045	3,083
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(3)	10,470	10,620
U.S. Auto Funding 2021-1A, B 144A 1.490%, 3/17/25(3)	5,725	5,736
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(3)	8,102	8,144
2019-1, E 144A 4.290%, 8/12/24(3)	4,605	4,652
2020-1, C 144A 2.150%, 2/10/25(3)	3,990	4,014
2021-1, C 144A 0.840%, 6/10/26(3)	6,280	6,276
2021-1, D 144A 1.140%, 6/10/26(3)	10,160	10,165
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(3)	2,469	2,478
USASF Receivables LLC
2020-1A, B 144A 3.220%, 5/15/24(3)	16,200	16,457
2020-1A, C 144A 5.940%, 8/15/24(3)	3,338	3,485
Veros Auto Receivables Trust 2021-1, B 144A 1.490%, 10/15/26(3)	4,235	4,235
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(3)	17,745	17,849
Westlake Automobile Receivables Trust
2018-2A, D 144A 4.000%, 1/16/24(3)	3,311	3,328
2018-3A, D 144A 4.000%, 10/16/23(3)	9,482	9,578
2020-2A, C 144A 2.010%, 7/15/25(3)	10,355	10,526
	Par Value	Value

Automobiles—continued
2020-3A, C 144A 1.240%, 11/17/25(3)	$ 11,365	$ 11,456
		843,364

Consumer Loans—0.6%
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(3)	2,639	2,633
Lendingpoint Asset Securitization Trust 2021-B, A 144A 1.110%, 2/15/29(3)	5,410	5,410
Lendmark Funding Trust 2019-2A, A 144A 2.780%, 4/20/28(3)	8,000	8,172
LL ABS Trust 2020-1A, A 144A 2.330%, 1/17/28(3)	1,530	1,539
Marlette Funding Trust
2019-4A, A 144A 2.390%, 12/17/29(3)	844	846
2021-1A, B 144A 1.000%, 6/16/31(3)	1,460	1,462
Oportun Funding XIV LLC 2021-A, A 144A 1.210%, 3/8/28(3)	9,015	9,039
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(3)	2,610	2,611
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(3)	6,835	7,019
Upstart Securitization Trust
2019-3, A 144A 2.684%, 1/21/30(3)	220	220
2020-3, A 144A 1.702%, 11/20/30(3)	3,785	3,803
		42,754

Credit Card—0.9%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	4,270	4,261
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(3)	25,795	25,968
Genesis Sales Finance Master Trust
2020-AA, A 144A 1.650%, 9/22/25(3)	10,425	10,487
	Par Value	Value

Credit Card—continued
2021-AA, A 144A 1.200%, 12/21/26(3)	$ 9,020	$ 8,995
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(3)	6,985	7,004
		56,715

Equipment—0.7%
Amur Equipment Finance Receivables VIII LLC 2020-1A, C 144A 3.060%, 4/20/26(3)	2,122	2,189
BCC Funding Corp. XVI LLC 2019-1A, B 144A 2.640%, 9/20/24(3)	8,410	8,481
BCC Funding XVII LLC 2020-1, B 144A 1.460%, 9/22/25(3)	4,575	4,589
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(3)	8,949	9,000
GreatAmerica Leasing Receivables Funding LLC Series 2021-2, B 144A 1.310%, 9/15/27(3)	5,747	5,751
NMEF Funding LLC 2019-A, B 144A 3.060%, 8/17/26(3)	5,620	5,680
Pawnee Equipment Receivables Series LLC
2019-1, B 144A 2.520%, 10/15/24(3)	3,635	3,666
2020-1, A 144A 1.370%, 11/17/25(3)	8,899	8,939
		48,295

Other—9.7%
Accelerated LLC 2021-1H, A 144A 1.350%, 10/20/40(3)	3,865	3,862
Amur Equipment Finance Receivables IX LLC
2021-1A, B 144A 1.380%, 2/22/27(3)	1,830	1,831
2021-1A, C 144A 1.750%, 6/21/27(3)	4,945	4,951
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	3,583	3,672
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
2019-A, A 144A 3.140%, 7/16/40(3)	$ 6,826	$ 6,991
2019-A, C 144A 4.010%, 7/16/40(3)	22,210	23,080
2020-AA, D 144A 7.150%, 7/17/46(3)	7,435	7,719
2021-A, A 144A 1.540%, 7/17/46(3)	22,390	22,353
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	14,781	15,328
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	3,054	3,098
BCC Funding Corp. XVI LLC 2019-1A, D 144A 3.940%, 7/20/27(3)	3,900	3,936
BCC Funding XVII LLC 2020-1, D 144A 4.890%, 9/22/25(3)	3,554	3,557
BHG Securitization Trust
2021-A, A 144A 1.420%, 11/17/33(3)	8,558	8,570
2021-B, B 144A 1.670%, 10/17/34(3)	6,195	6,160
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(3)	3,012	3,079
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(3)	7,177	7,360
2020-1A, A 144A 2.981%, 11/15/35(3)	4,239	4,294
2021-1A, A 144A 2.162%, 4/15/36(3)	4,406	4,426
BXG Receivables Note Trust
2013-A, A 144A 3.010%, 12/4/28(3)	887	887
2015-A, A 144A 2.880%, 5/2/30(3)	1,119	1,128
2017-A, A 144A 2.950%, 10/4/32(3)	5,199	5,303
2020-A, B 144A 2.490%, 2/28/36(3)	5,345	5,361
CCG Receivables Trust
2019-2, B 144A 2.550%, 3/15/27(3)	8,620	8,823
2021-1, C 144A 0.840%, 6/14/27(3)	1,415	1,411
	Par Value	Value

Other—continued
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(3)	$ 4,835	$ 4,866
Consumer Loan Underlying Bond CLUB Credit Trust
2019-P2, B 144A 2.830%, 10/15/26(3)	4,029	4,046
2020-P1, B 144A 2.920%, 3/15/28(3)	4,000	4,035
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	2,470	2,481
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(3)	8,369	8,398
2020-1, B 144A 1.920%, 11/15/27(3)	1,525	1,535
2020-1, D 144A 7.210%, 2/15/28(3)	6,258	6,290
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(3)	2,159	2,180
2018-1, B 144A 4.190%, 1/21/31(3)	1,959	2,029
2019-1A, B 144A 3.530%, 2/20/32(3)	3,467	3,560
2021-1A, A 144A 1.510%, 11/21/33(3)	2,989	2,994
2021-1A, B 144A 2.050%, 11/21/33(3)	1,340	1,349
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(3)	11,870	11,844
Foundation Finance Trust
2016-1A, A 144A 3.960%, 6/15/35(3)	21	21
2017-1A, A 144A 3.300%, 7/15/33(3)	1,865	1,887
2019-1A, A 144A 3.860%, 11/15/34(3)	2,808	2,890
2021-1A, A 144A 1.270%, 5/15/41(3)	17,815	17,743
FREED ABS Trust
2018-2, B 144A 4.610%, 10/20/25(3)	684	685
2019-1, B 144A 3.870%, 6/18/26(3)	360	361
2019-2, B 144A 3.190%, 11/18/26(3)	5,533	5,561
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(3)	5,252	5,279
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(3)	13,020	13,174
	Par Value	Value

Other—continued
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(3)	$ 715	$ 723
GoldentTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%, Cap N/A, Floor 1.070%) 144A 1.204%, 1/20/33(3)(4)	18,315	18,262
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(3)	17,334	18,372
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(3)	1,661	1,697
2018-AA, A 144A 3.540%, 2/25/32(3)	3,115	3,266
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(3)	2,851	2,945
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	12,906	13,698
Lendingpoint Asset Securitization Trust 2021-A, A 144A 1.000%, 12/15/28(3)	10,612	10,615
Lendmark Funding Trust
2018-2A, A 144A 4.230%, 4/20/27(3)	8,445	8,462
2019-1A, A 144A 3.000%, 12/20/27(3)	8,835	8,984
2021-1A, A 144A 1.900%, 11/20/31(3)	7,815	7,852
LL ABS Trust 2021-1A, A 144A 1.070%, 5/15/29(3)	5,831	5,826
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(3)	11,936	11,999
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(3)	7,255	7,395
2020-AA, A 144A 2.190%, 8/21/34(3)	1,954	1,997
Marlette Funding Trust 2019-2A, A 144A 3.130%, 7/16/29(3)	76	76
MVW LLC 2021-1WA, B 144A 1.440%, 1/22/41(3)	2,139	2,137
MVW Owner Trust
2016-1A, A 144A 2.250%, 12/20/33(3)	992	1,000
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
2019-1A, A 144A 2.890%, 11/20/36(3)	$ 3,398	$ 3,493
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(3)	5,973	5,951
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	8,290	8,350
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(3)	9,145	9,321
Oasis LLC
2020-1A, A 144A 3.820%, 1/15/32(3)	2,520	2,526
2020-2A, A 144A 4.262%, 5/15/32(3)	1,276	1,285
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(3)	3,411	3,419
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(3)	2,711	2,728
2019-1A, B 144A 3.770%, 7/22/24(3)	5,000	5,113
2019-1A, C 144A 4.740%, 6/20/25(3)	17,822	18,534
2020-1A, A 144A 1.710%, 2/20/25(3)	9,601	9,677
2021-1A, A 144A 0.930%, 3/22/27(3)	9,412	9,416
2021-1A, B 144A 1.530%, 4/20/27(3)	3,700	3,704
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	10,629	10,656
Oportun Funding XIV LLC 2021-A, B 144A 1.760%, 3/8/28(3)	7,620	7,639
Orange Lake Timeshare Trust
2015-AA, A 144A 2.880%, 9/8/27(3)	902	902
2018-A, A 144A 3.100%, 11/8/30(3)	1,773	1,820
2019-A, B 144A 3.360%, 4/9/38(3)	6,385	6,574
	Par Value	Value

Other—continued
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 1.034%, 4/20/29(3)(4)	$ 2,954	$ 2,951
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(3)	13,876	14,260
Purchasing Power Funding LLC
2021-A, A 144A 1.570%, 10/15/25(3)	12,425	12,455
2021-A, B 144A 1.920%, 10/15/25(3)	5,465	5,479
Sierra Timeshare Receivables Funding LLC
2017-1A, A 144A 2.910%, 3/20/34(3)	1,306	1,314
2018-2A, A 144A 3.500%, 6/20/35(3)	1,690	1,744
2019-1A, B 144A 3.420%, 1/20/36(3)	1,598	1,647
2019-2A, B 144A 2.820%, 5/20/36(3)	5,501	5,620
2020-2A, B 144A 2.320%, 7/20/37(3)	4,265	4,320
Small Business Lending Trust 2020-A, A 144A 2.620%, 12/15/26(3)	572	573
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	15,781	16,368
TRP LLC 2021-1,A 144A 2.070%, 6/19/51(3)	9,282	9,305
Upstart Pass-Through Trust Series
2021-ST2, A 144A 2.500%, 4/20/27(3)	5,988	6,050
2021-ST8, A 144A 1.750%, 10/20/29(3)	6,610	6,605
Upstart Securitization Trust
2019-2, B 144A 3.734%, 9/20/29(3)	5,960	6,013
2021-1, A 144A 0.870%, 3/20/31(3)	989	991
2021-2, B 144A 1.750%, 6/20/31(3)	7,140	7,155
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(3)	1,274	1,274
	Par Value	Value

Other—continued
2017-A, A 144A 2.330%, 3/20/35(3)	$ 2,761	$ 2,820
Welk Resorts LLC 2019-AA, B 144A 2.990%, 6/15/38(3)	6,688	6,858
Westgate Resorts LLC
2018-1A, A 144A 3.380%, 12/20/31(3)	1,707	1,722
2020-1A, A 144A 2.713%, 3/20/34(3)	2,830	2,885
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(3)	16,595	16,866
		632,077

Student Loan—0.2%
Commonbond Student Loan Trust
2019-AGS, A1 144A 2.540%, 1/25/47(3)	5,776	5,912
2020-1, A 144A 1.690%, 10/25/51(3)	3,762	3,736
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(3)	629	630
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(3)	1,359	1,377
Navient Private Education Refi Loan Trust 2021-A, A 144A 0.840%, 5/15/69(3)	4,162	4,156
		15,811

Total Asset-Backed Securities (Identified Cost $1,620,601)		1,639,016

Corporate Bonds and Notes—24.8%
Communication Services—2.5%
Altice France S.A.
144A 7.375%, 5/1/26(3)	5,065	5,255
144A 5.125%, 7/15/29(3)	5,660	5,550
144A 5.500%, 10/15/29(3)	4,600	4,553
AT&T, Inc. (3 month LIBOR + 0.890%) 1.015%, 2/15/23(4)	8,918	8,998
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(3)	185	195
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(3)	$ 3,265	$ 3,379
CommScope, Inc. 144A 4.750%, 9/1/29(3)	1,460	1,458
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(3)	7,330	7,962
Diamond Sports Group LLC 144A 5.375%, 8/15/26(3)	4,545	3,000
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(3)	3,570	3,726
DISH DBS Corp.
5.000%, 3/15/23	6,445	6,679
7.750%, 7/1/26	5,230	5,906
iHeartCommunications, Inc. 8.375%, 5/1/27	213	228
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(3)	5,835	6,003
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(3)	3,005	3,110
144A 4.750%, 10/15/27(3)(6)	9,355	9,507
Radiate Holdco LLC
144A 4.500%, 9/15/26(3)	1,425	1,471
144A 6.500%, 9/15/28(3)	4,645	4,736
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	7,184	7,672
Telesat Canada 144A 6.500%, 10/15/27(3)	4,355	3,775
T-Mobile USA, Inc.
1.500%, 2/15/26	6,072	6,092
2.050%, 2/15/28	5,892	5,939
TripAdvisor, Inc. 144A 7.000%, 7/15/25(3)	5,505	5,835
Twitter, Inc. 144A 3.875%, 12/15/27(3)	8,270	8,828
Univision Communications, Inc. 144A 6.625%, 6/1/27(3)	5,330	5,790
Verizon Communications, Inc.
2.100%, 3/22/28	8,062	8,184
	Par Value	Value

Communication Services—continued
144A 2.355%, 3/15/32(3)	$ 10,868	$ 10,748
(3 month LIBOR + 1.100%) 1.225%, 5/15/25(4)	16,061	16,499
VTR Comunicaciones SpA 144A 5.125%, 1/15/28(3)	2,903	3,079
		164,157

Consumer Discretionary—1.9%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(3)	4,755	4,800
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	2,965	3,091
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(3)	3,465	3,648
Carnival Corp.
144A 7.625%, 3/1/26(3)	555	592
144A 4.000%, 8/1/28(3)	188	190
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	2,870	2,873
Ford Motor Co.
8.500%, 4/21/23	11,400	12,539
9.000%, 4/22/25	1,137	1,367
Gap, Inc. (The) 144A 3.625%, 10/1/29(3)	5,035	5,048
Hanesbrands, Inc. 144A 5.375%, 5/15/25(3)	11,440	11,976
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(3)	4,780	4,876
Hyatt Hotels Corp. 1.800%, 10/1/24	13,558	13,587
International Game Technology plc
144A 4.125%, 4/15/26(3)	1,000	1,039
144A 5.250%, 1/15/29(3)	840	898
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(3)	6,195	6,350
M/I Homes, Inc. 4.950%, 2/1/28	5,890	6,162
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	6,230	6,355
	Par Value	Value

Consumer Discretionary—continued
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27	$ 6,370	$ 7,325
144A 4.625%, 6/15/25(3)	1,305	1,406
Michaels Cos., Inc. (The) 144A 5.250%, 5/1/28(3)	745	768
NCL Corp., Ltd. 144A 5.875%, 3/15/26(3)	6,680	6,847
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(3)	470	480
Royal Caribbean Cruises Ltd.
144A 9.125%, 6/15/23(3)	3,385	3,679
144A 4.250%, 7/1/26(3)	340	333
144A 5.500%, 4/1/28(3)	295	302
Scientific Games International, Inc.
144A 5.000%, 10/15/25(3)	7,150	7,356
144A 8.250%, 3/15/26(3)	5,935	6,299
Weekley Homes LLC 144A 4.875%, 9/15/28(3)	2,885	3,000
		123,186

Consumer Staples—0.8%
Albertsons Cos., Inc.
5.750%, 3/15/25	1,026	1,046
144A 3.250%, 3/15/26(3)	15,065	15,291
144A 4.625%, 1/15/27(3)	2,830	2,969
BAT Capital Corp.
4.700%, 4/2/27	11,000	12,426
2.259%, 3/25/28	5,870	5,826
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(3)	2,980	2,980
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(3)	3,120	3,253
Vector Group Ltd. 144A 5.750%, 2/1/29(3)	6,175	6,175
		49,966

Energy—3.8%
Aker BP ASA 144A 2.875%, 1/15/26(3)	9,060	9,575
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Antero Midstream Partners LP 144A 5.750%, 1/15/28(3)	$ 5,910	$ 6,124
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(3)	5,720	6,235
Boardwalk Pipelines LP 4.950%, 12/15/24	12,645	13,991
BP Capital Markets plc 4.875% (7)	8,705	9,569
Callon Petroleum Co. 6.125%, 10/1/24	4,327	4,252
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(3)	9,555	9,985
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(3)	8,530	8,722
CNX Midstream Partners LP 144A 4.750%, 4/15/30(3)	270	274
CrownRock LP
144A 5.625%, 10/15/25(3)	5,855	5,992
144A 5.000%, 5/1/29(3)	260	271
Energy Transfer LP 4.200%, 4/15/27	16,025	17,721
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	5,385	5,903
144A 6.500%, 7/1/27(3)	2,620	2,947
KazMunayGas National Co. JSC 144A 4.750%, 4/24/25(3)	4,285	4,721
KazMunayGas National Co., JSC 144A 4.750%, 4/19/27(3)	3,400	3,800
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	9,880	10,755
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(3)	9,925	9,985
Midwest Connector Capital Co. LLC 144A 3.625%, 4/1/22(3)	6,145	6,218
Occidental Petroleum Corp.
5.875%, 9/1/25	6,480	7,262
5.500%, 12/1/25	3,620	4,009
Pertamina Persero PT 144A 4.300%, 5/20/23(3)	6,940	7,296
Petrobras Global Finance B.V. 7.375%, 1/17/27	6,040	7,288
	Par Value	Value

Energy—continued
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	$ 9,545	$ 549
Petroleos Mexicanos
4.625%, 9/21/23	21,615	22,469
6.500%, 3/13/27	24,105	25,458
Rockcliff Energy II LLC 144A 5.500%, 10/15/29(3)	175	178
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	11,580	11,713
Southwestern Energy Co. 144A 5.375%, 2/1/29(3)	4,740	5,071
Targa Resources Partners LP 5.875%, 4/15/26	5,555	5,801
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	2,650	2,637
Transocean, Inc. 144A 11.500%, 1/30/27(3)	655	675
USA Compression Partners LP 6.875%, 4/1/26	6,910	7,195
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(3)	7,160	7,375
		252,016

Financials—6.5%
Athene Global Funding 144A 2.450%, 8/20/27(3)	14,530	14,991
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	14,195	15,895
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(2)	6,162	6,381
Banco do Brasil S.A. 144A 3.250%, 9/30/26(3)	3,800	3,798
Banco Santander Chile 144A 2.700%, 1/10/25(3)	5,550	5,772
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A 5.375%, 4/17/25(3)	9,510	10,629
Bank of America Corp.
1.734%, 7/22/27	19,345	19,425
	Par Value	Value

Financials—continued
(3 month LIBOR + 0.770%) 0.891%, 2/5/26(4)	$ 11,312	$ 11,464
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(3)	6,787	6,766
Brookfield Finance, Inc. 3.900%, 1/25/28	9,490	10,528
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(3)	755	800
Capital One Financial Corp. 3.750%, 7/28/26	6,325	6,943
Charles Schwab Corp. (The)
Series G 5.375%(7)	4,332	4,814
Series H 4.000%(7)	8,541	8,810
Citadel LP 144A 4.875%, 1/15/27(3)	6,370	6,879
Citigroup, Inc. 3.200%, 10/21/26	24,642	26,568
Coinbase Global, Inc. 144A 3.375%, 10/1/28(3)	7,450	7,158
Corp Financiera de Desarrollo SA 144A 4.750%, 7/15/25(3)(6)	3,697	4,067
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(3)	5,657	5,678
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(3)	3,465	3,456
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	15,930	16,368
F&G Global Funding 144A 1.750%, 6/30/26(3)	13,125	13,205
Goldman Sachs Group, Inc. (The)
4.250%, 10/21/25	24,315	26,927
3.850%, 1/26/27	21,430	23,546
Icahn Enterprises LP
4.750%, 9/15/24	12,395	12,891
6.250%, 5/15/26	10,030	10,481
JPMorgan Chase & Co. 1.578%, 4/22/27	19,090	19,129
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	13,000	12,870
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	$ 9,755	$ 10,024
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.174%, 4/20/67(4)	12,860	11,451
Mizuho Financial Group, Inc. 3.922%, 9/11/24	5,000	5,311
Navient Corp. 5.875%, 10/25/24	8,642	9,225
OneMain Finance Corp.
6.875%, 3/15/25	8,580	9,642
7.125%, 3/15/26	2,695	3,123
Prudential Financial, Inc. 5.625%, 6/15/43	13,774	14,660
Santander Holdings USA, Inc. 3.244%, 10/5/26	13,830	14,774
Spirit Realty LP
4.450%, 9/15/26	6,686	7,466
2.100%, 3/15/28	5,295	5,267
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	6,360	6,615
Wells Fargo & Co. 4.100%, 6/3/26	8,375	9,328
		423,125

Health Care—1.5%
180 Medical, Inc. 144A 3.875%, 10/15/29(3)	200	200
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(3)	6,675	7,110
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(3)	8,250	8,548
Community Health Systems, Inc.
144A 6.625%, 2/15/25(3)	2,910	3,045
144A 6.125%, 4/1/30(3)	1,280	1,244
HealthEquity, Inc. 144A 4.500%, 10/1/29(3)	715	726
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(3)	5,270	5,538
144A 4.375%, 2/15/27(3)	6,170	6,155
Mozart Debt Merger Sub, Inc. 144A 3.875%, 4/1/29(3)	2,595	2,595
	Par Value	Value

Health Care—continued
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(3)	$ 975	$ 1,046
Royalty Pharma plc
1.200%, 9/2/25	2,749	2,731
1.750%, 9/2/27	11,909	11,857
Tenet Healthcare Corp.
4.625%, 7/15/24	1,792	1,819
144A 4.875%, 1/1/26(3)	8,215	8,502
144A 5.125%, 11/1/27(3)	2,750	2,867
144A 7.500%, 4/1/25(3)	915	971
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	800	842
3.150%, 10/1/26	6,295	6,027
Universal Health Services, Inc. 144A 1.650%, 9/1/26(3)	16,145	16,050
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	1,804	1,987
Viatris, Inc. 144A 2.300%, 6/22/27(3)	9,355	9,552
		99,412

Industrials—1.2%
Alaska Airlines Pass-Through Trust 144A 4.800%, 8/15/27(3)	12,079	13,451
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(3)	7,985	8,442
American Airlines, Inc.
144A 5.500%, 4/20/26(3)	1,205	1,267
144A 5.750%, 4/20/29(3)	590	636
Aviation Capital Group LLC 144A 3.875%, 5/1/23(3)	9,447	9,857
Boeing Co. (The)
2.350%, 10/30/21	5,740	5,748
4.875%, 5/1/25	4,191	4,664
GFL Environmental, Inc. 144A 4.000%, 8/1/28(3)	7,235	7,181
Huntington Ingalls Industries, Inc. 144A 2.043%, 8/16/28(3)	16,510	16,287
Roller Bearing Co. of America, Inc. 144A 4.375%, 10/15/29(3)	165	169
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(3)	11,835	12,515
	Par Value	Value

Industrials—continued
United Airlines, Inc.
144A 4.375%, 4/15/26(3)	$ 515	$ 529
144A 4.625%, 4/15/29(3)	515	532
		81,278

Information Technology—1.7%
Broadcom, Inc. 144A 3.137%, 11/15/35(3)	15,630	15,581
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)	1,435	1,474
144A 6.500%, 10/15/28(3)	2,155	2,236
Dell International LLC 4.900%, 10/1/26	6,420	7,396
Flex Ltd. 3.750%, 2/1/26	11,130	12,112
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(3)	1,120	1,142
Leidos, Inc. 3.625%, 5/15/25	10,350	11,159
NCR Corp. 144A 5.125%, 4/15/29(3)	5,400	5,569
Open Text Corp. 144A 3.875%, 2/15/28(3)	10,905	11,123
SK Hynix, Inc. 144A 1.500%, 1/19/26(3)	12,305	12,146
Square, Inc. 144A 2.750%, 6/1/26(3)	8,735	8,854
SYNNEX Corp.
144A 1.750%, 8/9/26(3)	6,514	6,444
144A 2.375%, 8/9/28(3)	6,510	6,446
Xerox Holdings Corp. 144A 5.000%, 8/15/25(3)	7,600	7,986
		109,668

Materials—2.0%
Anglo American Capital plc 144A 2.250%, 3/17/28(3)	12,820	12,743
Ardagh Packaging Finance plc 144A 5.250%, 8/15/27(3)	12,065	12,282
Avient Corp. 144A 5.750%, 5/15/25(3)	11,748	12,380
Celanese US Holdings LLC 3.500%, 5/8/24	9,870	10,519
Chemours Co. (The) 144A 5.750%, 11/15/28(3)	7,105	7,440
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Materials—continued
Cleveland-Cliffs, Inc.
144A 6.750%, 3/15/26(3)	$ 2,585	$ 2,756
144A 4.625%, 3/1/29(3)(6)	3,215	3,283
Glencore Funding LLC 144A 1.625%, 9/1/25(3)	14,745	14,794
International Flavors & Fragrances, Inc.
144A 1.230%, 10/1/25(3)	7,666	7,603
144A 1.832%, 10/15/27(3)	8,106	8,118
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(3)	3,110	3,091
New Enterprise Stone & Lime Co., Inc. 144A 5.250%, 7/15/28(3)	365	369
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(3)	7,820	8,270
OCP S.A. 144A 5.625%, 4/25/24(3)	3,985	4,314
OCP SA RegS 5.625%, 4/25/24(2)	2,800	3,031
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(3)	11,513	11,329
Suzano Austria GmbH 2.500%, 9/15/28	6,420	6,243
		128,565

Real Estate—1.3%
GLP Capital LP
5.250%, 6/1/25	13,175	14,691
5.750%, 6/1/28	1,863	2,186
5.300%, 1/15/29	2,731	3,193
iStar, Inc. 4.250%, 8/1/25	9,325	9,686
Office Properties Income Trust
4.000%, 7/15/22	7,345	7,515
2.650%, 6/15/26	5,087	5,131
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	10,874	11,716
Service Properties Trust
4.500%, 6/15/23	10,780	10,996
4.350%, 10/1/24	9,585	9,712
Uniti Group LP
144A 7.125%, 12/15/24(3)	2,910	2,972
	Par Value	Value

Real Estate—continued
144A 7.875%, 2/15/25(3)	$ 5,455	$ 5,764
		83,562

Utilities—1.6%
Dominion Energy, Inc. Series A 1.450%, 4/15/26	15,850	15,902
DPL, Inc. 4.125%, 7/1/25	1,591	1,702
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	11,970	12,447
Ferrellgas LP 144A 5.375%, 4/1/26(3)	3,050	2,981
NRG Energy, Inc. 144A 3.750%, 6/15/24(3)	14,667	15,645
Pacific Gas and Electric Co. (3 month LIBOR + 1.375%) 1.500%, 11/15/21(4)	15,708	15,714
Puget Energy, Inc. 144A 2.379%, 6/15/28(3)	9,794	9,796
Southern Co. (The) Series A 3.750%, 9/15/51	13,578	13,833
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(3)	18,640	19,153
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/49(3)(5)	5,925	—
		107,173

Total Corporate Bonds and Notes (Identified Cost $1,580,459)		1,622,108

Leveraged Loans—14.3%
Aerospace—1.0%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	1,722	1,727
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(4)	10,340	10,686
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(4)	8,634	8,623
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 0.000%, 10/20/27(4)(8)	12,290	13,063
	Par Value	Value

Aerospace—continued
KKR Apple Bidco LLC (1 month LIBOR + 3.000%) 3.500%, 9/22/28(4)	$ 5,720	$ 5,712
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	8,790	9,334
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.334%, 5/30/25(4)	10,999	10,861
Tranche F (1 month LIBOR + 2.250%) 2.334%, 12/9/25(4)	6,497	6,416
United AirLines, Inc. Tranche B (1 month LIBOR + 3.750%) 4.500%, 4/21/28(4)	1,960	1,972
		68,394

Chemicals—0.7%
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.084%, 4/1/24(4)	13,449	13,356
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(4)	8,035	8,035
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 2.832%, 10/1/25(4)	12,419	12,329
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.584%, 5/3/28(4)	10,284	10,246
WR Grace Holdings LLC (3 month LIBOR + 3.750%) 4.250%, 9/22/28(4)	2,275	2,282
		46,248

Consumer Durables—0.1%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28(4)	5,557	5,557
Consumer Non-Durables—0.4%
Diamond BC B.V. Tranche B (3 month LIBOR + 3.000%) 0.000%, 9/29/28(4)(8)	12,930	12,939
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—continued
HLF Financing SaRL LLC Tranche B (1 month LIBOR + 2.500%) 2.584%, 8/18/25(4)	$ 2,718	$ 2,703
Kronos Acquisition Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 4.250%, 12/22/26(4)	7,910	7,707
		23,349

Energy—0.1%
DT Midstream, Inc. (3 month LIBOR + 2.000%) 2.500%, 6/26/28(4)	3,611	3,608
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 10/5/28(4)(8)	1,850	1,850
Paragon Offshore Finance Co. (3 month PRIME + 1.750%) 5.000%, 7/16/21(1)(4)(5)	66	—
		5,458

Financial—0.8%
Asurion LLC
Tranche B-6 (1 month LIBOR + 3.125%) 3.209%, 11/3/23(4)	3,916	3,891
Tranche B-8 (1 month LIBOR + 3.250%) 3.334%, 12/23/26(4)	5,958	5,867
Tranche B-9 (1 month LIBOR + 3.250%) 3.334%, 7/31/27(4)	3,895	3,836
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 2.750%, 12/1/27(4)	17,235	17,235
	Par Value	Value

Financial—continued
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.084%, 6/16/25(4)	$ 3,937	$ 3,904
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.584%, 2/2/28(4)	16,236	16,080
Zebra Buyer LLC (3 month LIBOR + 3.500%) 0.000%, 4/21/28(4)(8)	1,205	1,208
		52,021

Food / Tobacco—1.0%
Aramark Services, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 1.834%, 3/11/25(4)	1,909	1,865
Tranche B-4 (1 month LIBOR + 1.750%) 1.834%, 1/15/27(4)	3,255	3,174
Tranche B-5 (1 month LIBOR + 2.500%) 2.584%, 4/6/28(4)	4,656	4,621
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27(4)	6,694	6,693
Chobani LLC (3 month LIBOR + 3.500%) 4.500%, 10/25/27(4)	3,277	3,282
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.334%, 1/29/27(4)	12,072	11,921
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(4)	11,254	11,213
JBS USA Lux S.A. (1 month LIBOR + 2.000%) 2.084%, 5/1/26(4)	9,328	9,283
Shearer’s Foods LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 9/23/27(4)	6,423	6,412
	Par Value	Value

Food / Tobacco—continued
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28(4)	$ 9,471	$ 9,453
		67,917

Forest Prod / Containers—0.3%
Berry Global, Inc. Tranche Z (2 month LIBOR + 1.750%) 1.856%, 7/1/26(4)	8,651	8,597
BWay Holding Co. (1 month LIBOR + 3.250%) 3.334%, 4/3/24(4)	8,290	8,113
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25(4)	2,608	2,544
		19,254

Gaming / Leisure—1.3%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24(4)	1,579	1,586
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.834%, 12/23/24(4)	16,961	16,851
Carnival Corp. Tranche B (3 month LIBOR + 3.000%) 0.000%, 6/30/25(4)(8)	1,584	1,574
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28(4)	2,730	2,736
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.833%, 6/22/26(4)	12,796	12,683
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(4)	9,503	9,286
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Playtika Holding Corp. Tranche B-1 (1 month LIBOR + 2.750%) 2.834%, 3/13/28(4)	$ 7,443	$ 7,437
Pug LLC Tranche B-2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(4)	2,793	2,789
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 11/1/26(4)	2,550	2,557
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.834%, 8/14/24(4)	4,167	4,147
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 2.382%, 7/21/26(4)	13,657	13,605
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27(4)	3,142	3,110
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	8,196	8,174
		86,535

Health Care—1.4%
Agiliti Health, Inc.
(1 month LIBOR + 2.750%) 3.500%, 1/5/26(4)	2,045	2,035
(3 month LIBOR + 2.750%) 2.875%, 1/4/26(4)	5,022	4,991
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.834%, 11/27/25(4)	1,396	1,391
(1 month LIBOR + 3.000%) 3.084%, 6/2/25(4)	4,291	4,284
	Par Value	Value

Health Care—continued
Change Healthcare Holdings LLC (1 month LIBOR + 2.500%) 3.500%, 3/1/24(4)	$ 7,835	$ 7,826
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.500%) 0.000%, 9/29/28(4)(8)	690	691
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 1.836%, 8/1/27(4)	8,502	8,393
Horizon Therapeutics USA, Inc Tranche B-2 (1 month LIBOR + 2.000%) 2.500%, 3/15/28(4)	9,423	9,401
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.882%, 6/11/25(4)	7,057	7,040
Medline Borrower LP (3 month LIBOR + 3.250%) 0.000%, 10/23/28(4)(8)	4,820	4,796
Parexel International Corp.
(1 month LIBOR + 2.750%) 2.834%, 9/27/24(4)	9,955	9,947
(3 month LIBOR + 3.500%) 0.000%, 8/11/28(4)(8)	2,150	2,150
Phoenix Guarantor, Inc. Tranche B-3 (1 month LIBOR + 3.500%) 3.585%, 3/5/26(4)	7,206	7,175
PPD, Inc. (1 month LIBOR + 2.000%) 2.500%, 1/13/28(4)	9,318	9,299
Select Medical Corp. Tranche B (1 month LIBOR + 2.250%) 2.340%, 3/6/25(4)	6,265	6,216
Sterigenics-Nordion Holdings LLC (1 month LIBOR + 2.750%) 3.250%, 12/11/26(4)	2,650	2,641
		88,276

	Par Value	Value

Housing—0.9%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 3.750%, 11/13/26(4)	$ 9,431	$ 9,439
CPG International LLC (3 month LIBOR + 2.500%) 3.250%, 5/6/24(4)	9,938	9,936
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 1/31/27(4)(8)	11,885	11,842
SRS Distribution, Inc. 2021 (6 month LIBOR + 3.750%) 4.250%, 6/2/28(4)	3,390	3,389
Standard Industries, Inc. Tranche B (3 month LIBOR + 2.500%) 0.000%, 9/22/28(4)(8)	15,465	15,473
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.084%, 11/21/24(4)	9,515	9,494
		59,573

Information Technology—1.0%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.250%) 3.750%, 9/19/24(4)	14,514	14,509
Boxer Software 2nd 2021 (3 month LIBOR + 3.750%) 3.882%, 10/2/25(4)	6,339	6,301
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.500%) 3.000%, 9/21/28(4)	630	629
Dell International LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.000%, 9/19/25(4)	12,949	12,942
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 4/24/28(4)	8,145	8,117
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26(4)	$ 13,999	$ 14,018
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27(4)	235	239
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 2.833%, 3/2/27(4)	11,097	11,023
		67,778

Manufacturing—0.9%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(4)	9,474	9,482
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.500%, 11/2/27(4)	7,786	7,802
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(4)	12,406	12,380
NCR Corp. (3 month LIBOR + 2.500%) 2.630%, 8/28/26(4)	7,897	7,808
Ozark Holdings LLC 2020 (3 month LIBOR + 3.750%) 4.250%, 12/16/27(4)	6,208	6,205
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.084%, 10/1/25(4)	5,952	5,894
Titan Acquisition Ltd. (6 month LIBOR + 3.000%) 3.167%, 3/28/25(4)	6,282	6,164
		55,735

Media / Telecom - Broadcasting—0.4%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.340%, 8/24/26(4)	3,597	2,232
	Par Value	Value

Media / Telecom - Broadcasting—continued
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.586%, 9/18/26(4)	$ 10,956	$ 10,940
Sinclair Television Group, Inc. Tranche B-3 (1 month LIBOR + 3.000%) 3.090%, 4/1/28(4)	6,717	6,640
Univision Communications, Inc. 2017 (3 month LIBOR + 2.750%) 3.750%, 3/15/24(4)	6,625	6,616
		26,428

Media / Telecom - Cable/Wireless Video—0.5%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 1.840%, 2/1/27(4)	9,284	9,224
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.334%, 7/17/25(4)	4,344	4,279
2018 (1 month LIBOR + 2.250%) 2.334%, 1/15/26(4)	7,147	7,040
2019 (1 month LIBOR + 2.500%) 2.584%, 4/15/27(4)	3,907	3,857
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26(4)	1,084	1,082
Virgin Media Bristol LLC Tranche Q (1 month LIBOR + 3.250%) 3.334%, 1/31/29(4)	9,320	9,317
		34,799

Media / Telecom - Diversified Media—0.2%
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 3.629%, 8/21/26(4)	6,341	6,204
	Par Value	Value

Media / Telecom - Diversified Media—continued
Meredith Corp. Tranche B-2 (1 month LIBOR + 2.500%) 2.584%, 1/31/25(4)	$ 6,395	$ 6,379
UPC Financing Partnership Tranche AX (1 month LIBOR + 3.000%) 3.084%, 1/31/29(4)	3,075	3,064
		15,647

Media / Telecom - Telecommunications—0.5%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.334%, 3/15/27(4)	9,374	9,263
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(4)	3,784	3,786
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.834%, 3/1/27(4)	9,084	8,968
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.084%, 3/9/27(4)	7,982	7,908
		29,925

Retail—0.3%
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.250%, 10/19/27(4)	9,002	8,992
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.000%, 4/15/28(4)	6,763	6,766
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	6,040	6,049
		21,807

See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Service—1.8%
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(4)	$ 8,594	$ 8,568
Allied Universal Holdco LLC (3 month LIBOR + 3.750%) 4.250%, 5/12/28(4)	2,635	2,636
Asplundh Tree Expert, LLC 2021 (1 month LIBOR + 1.750%) 1.834%, 9/4/27(4)	9,751	9,713
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.336%, 2/6/26(4)	11,245	11,231
GFL Environmental, Inc. 2020 (3 month LIBOR + 3.000%) 3.500%, 5/30/25(4)	8,303	8,313
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.500%) 4.000%, 6/30/28(4)	5,328	5,329
Tranche C (3 month LIBOR + 3.500%) 4.000%, 6/30/28(4)	1,007	1,007
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 6/30/24(4)	8,157	8,109
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(4)	8,019	8,020
Pike Corp. 2028 (1 month LIBOR + 3.000%) 3.090%, 1/21/28(4)	12,286	12,278
PODS LLC (1 month LIBOR + 3.000%) 3.750%, 3/31/28(4)	12,915	12,917
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.834%, 9/3/26(4)	12,874	12,834
	Par Value	Value

Service—continued
St. George’s University Scholastic Services LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/29/28(4)(8)	$ 5,327	$ 5,315
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 1.834%, 11/16/26(4)	7,787	7,735
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.334%, 3/31/28(4)	5,010	4,986
		118,991

Transportation - Automotive—0.1%
Clarios Global LP First Lien (3 month LIBOR + 3.250%) 3.334%, 4/30/26(4)	5,874	5,845
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 10/28/27(4)	1,453	1,453
		7,298

Utility—0.6%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 12/10/27(4)	4,115	4,127
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(4)	13,906	13,803
PG&E Corp. Tranche B (3 month LIBOR + 3.000%) 3.500%, 6/23/25(4)	1,916	1,882
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 1.834%, 12/31/25(4)	16,740	16,604
		36,416

Total Leveraged Loans (Identified Cost $937,861)		937,406

	Shares	Value
Preferred Stocks—0.4%
Financials—0.3%
Bank of New York Mellon Corp. (The) Series E, 3.542%(4)	12,070 (9)	$ 12,131
JPMorgan Chase & Co. Series Z, 3.926%(4)	3,985 (9)	3,989
JPMorgan Chase & Co. Series HH, 4.600%	4,159 (9)	4,253
		20,373

Industrials—0.1%
General Electric Co. Series D, 3.446%(4)	6,235 (9)	6,103
Total Preferred Stocks (Identified Cost $26,162)		26,476

Common Stocks—0.0%
Energy—0.0%
Frontera Energy Corp.(10)	148,014	885
Total Common Stocks (Identified Cost $2,594)		885

Exchange-Traded Fund—0.2%
VanEck High Yield Muni ETF(11)	253,547	15,841
Total Exchange-Traded Fund (Identified Cost $15,885)		15,841

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(5)(10)	98,789	131
Total Rights (Identified Cost $84)		131

Total Long-Term Investments—99.4% (Identified Cost $6,457,316)		6,508,595

See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)	186,977,291	$ 186,977
Total Short-Term Investment (Identified Cost $186,977)		186,977

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)(12)	3,184,702	3,185
Total Securities Lending Collateral (Identified Cost $3,185)		3,185

TOTAL INVESTMENTS—102.3% (Identified Cost $6,647,478)		$6,698,757
Other assets and liabilities, net—(2.3)%		(153,075)
NET ASSETS—100.0%		$6,545,682
Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SBA	Small Business Administration
SOFR30A	Secured Overnight Financing Rate 30 Day Average
WaMu	Washington Mutual

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $4,292,038 or 65.6% of net assets.
(4)	Variable rate security. Rate disclosed is as of September 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	All or a portion of security is on loan.
(7)	No contractual maturity date.
(8)	This loan will settle after September 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	91%
Indonesia	2
Mexico	2
Saudi Arabia	1
Cayman Islands	1
United Kingdom	1
Ukraine	1
Other	1
Total	100%
† % of total investments as of September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$1,639,016	$ —	$1,633,022	$5,994
Corporate Bonds and Notes	1,622,108	—	1,622,108	— (1)
Foreign Government Securities	276,443	—	276,443	—
Leveraged Loans	937,406	—	937,406	— (1)
Mortgage-Backed Securities	1,771,959	—	1,770,568	1,391
Municipal Bond	4,537	—	4,537	—
U.S. Government Securities	213,793	—	213,793	—
Equity Securities:
Preferred Stocks	26,476	—	26,476	—
Common Stocks	885	885	—	—
Rights	131	—	—	131
Securities Lending Collateral	3,185	3,185	—	—
Exchange-Traded Fund	15,841	15,841	—	—
Money Market Mutual Fund	186,977	186,977	—	—
Total Investments	$6,698,757	$206,888	$6,484,353	$7,516

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $1,522 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset-Backed Securities	Corporate Bonds And Notes	Leveraged Loans	Mortgage-Backed Securities	Right	Warrant
Investments in Securities
Balance as of September 30, 2020:	$ 166	$ —	$ 2(a)	$ — (a)	$ —	$ —	$ 164
Accrued discount/(premium)	— (b)	— (b)	—	— (b)	—	—	—
Realized gain (loss)	(4,586)	—	(4,672)	—	—	—	86
Change in unrealized appreciation (depreciation)(c)	4,847	(20)	4,670	— (b)	—	—	197
Purchases	6,014	6,014	—	—	—	—	—
Sales (d)	(447)	—	— (b)	—	—	—	(447)
Transfers into Level 3(e)	1,522	—	—	—	1,391	131	—
Balance as of September 30, 2021	$ 7,516	$ 5,994	$ —(a)	$ — (a)	$ 1,391	$ 131	$ —
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500.
(c) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2021, was $178.
(d) Includes paydowns on securities.
(e) “Transfers into and/or from” represent the ending value as of September 30, 2021, for any investment security where a change in the pricing level occurred from the beginning to the end of the period
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
September 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—3.8%
Communication Services—1.0%
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(1)	$ 130	$ 135
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	445	294
iHeartCommunications, Inc.
6.375%, 5/1/26	258	272
8.375%, 5/1/27	467	499
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	55
Mav Acquisition Corp. 144A 5.750% (1)	565	555
Radiate Holdco LLC 144A 4.500%, 9/15/26(1)	280	289
		2,099

Consumer Discretionary—0.3%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	95	100
Carnival Corp. 144A 4.000%, 8/1/28(1)	8	8
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(1)	70	75
Michaels Cos., Inc. (The) 144A 5.250%, 5/1/28(1)	65	67
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	180	185
PetSmart, Inc. 144A 4.750%, 2/15/28(1)	300	308
		743

Consumer Staples—0.0%
Kronos Acquisition Holdings, Inc. 144A 5.000%, 12/31/26(1)	5	5
Energy—0.1%
QuarterNorth Energy Holding, Inc. 0.000%	3	321
Financials—0.5%
Acrisure LLC 144A 4.250%, 2/15/29(1)	240	237
Icahn Enterprises LP 4.750%, 9/15/24	550	572
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	223
		1,032

	Par Value	Value

Health Care—0.5%
Community Health Systems, Inc.
144A 6.625%, 2/15/25(1)	$ 430	$ 450
144A 6.125%, 4/1/30(1)	85	83
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	10	11
144A 4.375%, 2/15/27(1)	260	259
Mozart Debt Merger Sub, Inc. 144A 3.875%, 4/1/29(1)	150	150
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(1)	55	58
		1,011

Industrials—0.5%
American Airlines, Inc.
144A 5.500%, 4/20/26(1)	135	142
144A 5.750%, 4/20/29(1)	50	54
SRS Distribution, Inc. 144A 4.625%, 7/1/28(1)	275	281
TransDigm, Inc. 144A 8.000%, 12/15/25(1)	435	464
United Airlines, Inc.
144A 4.375%, 4/15/26(1)	45	46
144A 4.625%, 4/15/29(1)	45	46
		1,033

Information Technology—0.1%
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	215	219
Materials—0.4%
Ardagh Packaging Finance plc
144A 4.125%, 8/15/26(1)	590	612
144A 5.250%, 8/15/27(1)	200	204
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	95	101
		917

Real Estate—0.4%
iStar, Inc. 4.250%, 8/1/25	875	909
Utilities—0.0%
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/49(1)(2)	9,165	—
Total Corporate Bonds and Notes (Identified Cost $8,285)		8,289

Leveraged Loans—96.3%
Aerospace—4.0%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(3)	268	269
	Par Value	Value

Aerospace—continued
Amentum Government Services Holdings LLC Tranche 2, First Lien (3 month LIBOR + 4.750%) 5.500%, 1/29/27(3)	$ 1,000	$ 1,006
American Airlines, Inc.
(3 month LIBOR + 4.750%) 5.500%, 4/20/28(3)	390	403
2017, Tranche B (1 month LIBOR + 2.000%) 2.084%, 12/15/23(3)	800	782
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(3)	925	924
Kestrel Bidco, Inc. (3 month LIBOR + 3.000%) 4.000%, 12/11/26(3)	829	808
KKR Apple Bidco LLC
(1 month LIBOR + 3.000%) 3.500%, 9/22/28(3)	505	504
Second Lien (3 month LIBOR + 5.750%) 0.000%, 9/21/29(3)(4)	70	71
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(3)	1,075	1,141
TransDigm, Inc. Tranche F (1 month LIBOR + 2.250%) 2.334%, 12/9/25(3)	2,216	2,189
United AirLines, Inc. Tranche B (1 month LIBOR + 3.750%) 4.500%, 4/21/28(3)	826	831
		8,928

Chemicals—4.9%
ARC Falcon I, Inc.
(3 month LIBOR + 3.750%) 0.000%, 9/30/28(3)(4)	820	820
Second Lien (3 month LIBOR + 7.250%) 0.000%, 9/22/29(3)(4)	545	541
Aruba Investments Holdings LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 11/24/27(3)	542	543
Ascend Performance Materials Operations LLC 2021 (3 month LIBOR + 4.750%) 5.500%, 8/27/26(3)	456	461
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Chemicals—continued
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27(3)	$ 781	$ 780
Herens Holdco S.a.r.l. Tranche B (6 month LIBOR + 4.000%) 4.750%, 7/3/28(3)	599	600
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.084%, 4/1/24(3)	2,573	2,555
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(3)	638	638
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 3.834%, 2/5/27(3)	857	858
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 2.832% - 2.838%,, 10/1/25(3)	1,927	1,913
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.584%, 5/3/28(3)	624	621
WR Grace Holdings LLC (3 month LIBOR + 3.750%) 4.250%, 9/22/28(3)	370	371
		10,701

Consumer Durables—1.5%
Gloves Buyer, Inc. First Lien (1 month LIBOR + 4.000%) 4.750%, 12/29/27(3)	872	870
Plantronics, Inc. Tranche B (1 month LIBOR + 2.500%) 2.584%, 7/2/25(3)	918	895
Serta Simmons Bedding LLC First Lien (3 month LIBOR + 3.500%) 4.500%, 11/8/23(3)	1,013	693
Zodiac Pool Solutions LLC Tranche B1 (1 month LIBOR + 2.000%) 2.084%, 7/2/25(3)	832	828
		3,286

Consumer Non-Durables—2.5%
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 0.000%, 9/6/24(3)(4)	—	—
	Par Value	Value

Consumer Non-Durables—continued
Diamond BC B.V. Tranche B (3 month LIBOR + 3.000%) 0.000%, 9/29/28(3)(4)	$ 1,135	$ 1,136
Isagenix International LLC (3 month LIBOR + 5.750%) 6.750%, 6/14/25(3)	524	433
Kronos Acquisition Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 4.250%, 12/22/26(3)	1,146	1,117
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.084%, 6/30/24(3)	1,169	1,167
Rodan & Fields LLC (1 month LIBOR + 4.000%) 4.084%, 6/16/25(3)	815	595
ZEP, Inc. First Lien (12 month LIBOR + 4.00%) 5.000%, 8/12/24(3)	1,176	1,143
		5,591

Energy—1.6%
CITGO Holding, Inc. (3 month LIBOR + 7.000%) 8.000%, 8/1/23(3)	309	305
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(3)	670	669
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27(3)	831	833
Medallion Midland Acquisition LP (1 month LIBOR + 3.250%) 4.250%, 10/30/24(3)	850	844
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 10/5/28(3)(4)	280	280
Paragon Offshore Finance Co. (3 month PRIME + 1.750%) 3.250%, 7/16/21(2)(3)(5)	11	—
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24(3)	590	590
		3,521

	Par Value	Value

Financial—3.7%
Acrisure LLC 2020, Tranche B (3 month LIBOR + 3.500%) 3.632%, 2/15/27(3)	$ 1,249	$ 1,236
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.334%, 1/31/28(3)	425	423
Tranche B-4 (1 month LIBOR + 5.250%) 5.331%, 1/20/29(3)	420	418
Tranche B-8 (1 month LIBOR + 3.250%) 3.334%, 12/23/26(3)	937	922
Tranche B-9 (1 month LIBOR + 3.250%) 3.334%, 7/31/27(3)	1,081	1,065
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.084%, 6/16/25(3)	715	709
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.584%, 2/2/28(3)	1,946	1,928
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27(3)	1,191	1,193
Zebra Buyer LLC (3 month LIBOR + 3.500%) 0.000%, 4/21/28(3)(4)	205	205
		8,099

Food / Tobacco—4.6%
Aramark Services, Inc. Tranche B-5 (1 month LIBOR + 2.500%) 2.584%, 4/6/28(3)	960	953
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27(3)	615	615
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 2.834%, 3/31/25(3)	762	757
Chobani LLC (3 month LIBOR + 3.500%) 4.500%, 10/25/27(3)	1,064	1,066
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.334%, 1/29/27(3)	933	921
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.772%, 5/23/25(3)	$ 1,580	$ 1,574
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(3)	825	822
Shearer’s Foods LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 9/23/27(3)	1,373	1,371
Sigma Bidco B.V. Tranche B-2 (6 month LIBOR + 3.000%) 3.160%, 7/2/25(3)	1,353	1,328
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28(3)	683	682
		10,089

Forest Prod / Containers—4.9%
Anchor Glass Container Corp.
2017 (3 month LIBOR + 2.750%) 3.750%, 12/7/23(3)	960	885
2020 (3 month LIBOR + 5.000%) 6.000%, 12/7/23(3)	386	357
Berlin Packaging LLC Tranche B-5 (1 month LIBOR + 3.750%) 0.000%, 3/13/28(3)(4)	1,050	1,048
BWay Holding Co. (1 month LIBOR + 3.250%) 3.334%, 4/3/24(3)	1,255	1,228
Fort Dearborn Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 5.000%, 10/19/23(3)	1,291	1,290
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.250%, 2/12/26(3)	1,209	1,211
Reynolds Group Holdings, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 3.334%, 2/5/26(3)	1,623	1,611
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25(3)	1,142	1,114
	Par Value	Value

Forest Prod / Containers—continued
Technimark Holdings LLC First Lien (3 month LIBOR + 3.750%) 4.250%, 6/30/28(3)	$ 1	$ —
TricorBraun, Inc.
(1 month LIBOR + 3.250%) 3.750%0, 3/3/28(3)	24	24
(1 month LIBOR + 3.250%) 3.750%, 3/3/28(3)	718	713
Trident TPI Holdings, Inc.
Tranche B-1 (3 month LIBOR + 3.000%) 4.000%, 10/17/24(3)	1,039	1,038
Tranche B-3 (3 month LIBOR + 4.000%) 4.500%, 9/15/28(3)	355	355
		10,874

Gaming / Leisure—7.0%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24(3)	118	119
Caesars Resort Collection LLC
Tranche B (1 month LIBOR + 2.750%) 2.834%, 12/23/24(3)	1,583	1,573
Tranche B-1 (3 month LIBOR + 3.500%) 3.583%-3.585%, 7/21/25(3)	846	847
Carnival Corp. Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(3)	158	157
CCM Merger, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 11/4/25(3)	398	398
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 8.250%, 5/1/28(3)	175	178
Everi Holdings, Inc. Tranche B (1 month LIBOR + 2.500%) 3.000%, 8/3/28(3)	1,043	1,040
Gateway Casinos & Entertainment Ltd. PIK (3 month LIBOR + 6.500%) 7.500%, 3/13/25(3)(6)	551	549
Golden Nugget, Inc. First Lien (2 month LIBOR + 2.500%) 3.250%, 10/4/23(3)	1,302	1,295
	Par Value	Value

Gaming / Leisure—continued
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28(3)	$ 345	$ 346
J&J Ventures Gaming LLC (1 month LIBOR + 4.000%) 4.750%, 4/26/28(3)	890	893
Jack Ohio Finance LLC (3 month LIBOR + 5.250%) 0.000%, 10/4/28(3)(4)	1,415	1,415
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/4/23(3)	30	32
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(3)	2,243	2,191
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 3.584%, 2/12/27(3)	884	864
Tranche B-2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(3)	310	310
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 11/1/26(3)	265	266
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.834%, 8/14/24(3)	1,769	1,760
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(3)	1,095	1,092
		15,325

Health Care—14.5%
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 3.586%, 10/31/25(3)	861	854
Agiliti Health, Inc.
(1 month LIBOR + 2.750%) 3.500%, 1/5/26(3)	361	360
(3 month LIBOR + 2.750%) 0.000%, 1/4/26(3)(4)	165	164
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
AHP Health Partners, Inc. (1 month LIBOR + 3.500%) 4.000%, 8/24/28(3)	$ 685	$ 687
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27(3)	437	432
AthenaHealth, Inc. Tranche B-1 (3 month LIBOR + 4.250%) 4.377%, 2/11/26(3)	283	284
Azalea TopCo, Inc.
2021 (3 month LIBOR + 3.750%) 4.500%, 7/24/26(3)	389	389
First Lien (3 month LIBOR + 3.500%) 3.629%, 7/24/26(3)	603	599
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.834%, 11/27/25(3)	387	386
(1 month LIBOR + 3.000%) 3.084%, 6/2/25(3)	1,104	1,102
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.500%) 0.000%, 9/29/28(3)(4)	150	150
CPI Holdco, LLC Tranche B-1, First Lien (1 month LIBOR + 3.750%) 3.834%, 11/4/26(3)	483	483
Endo Luxembourg Finance Co. S.a.r.l. 2021 (3 month LIBOR + 5.000%) 5.750%, 3/27/28(3)	849	828
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.834%, 10/10/25(3)	1,180	1,047
eResearch Technology, Inc. First Lien (1 month LIBOR + 4.500%) 5.500%, 2/4/27(3)	933	938
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27(3)	1,082	1,084
HAH Group Holding Co. LLC
First Lien (3 month LIBOR + 5.000%) 6.000%, 10/29/27(3)	755	755
First Lien (3 month LIBOR + 5.000%) 6.000%, 10/29/27(3)	94	94
	Par Value	Value

Health Care—continued
Heartland Dental LLC
(1 month LIBOR + 3.500%) 3.584%, 4/30/25(3)	$ 765	$ 758
2021 (1 month LIBOR + 4.000%) 4.085%, 4/30/25(3)	294	293
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 4.750%, 8/19/28(3)	810	813
Insulet Corp. Tranche B (1 month LIBOR + 3.250%) 3.750%, 4/28/28(3)	299	300
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.834%, 11/17/25(3)	1,337	1,335
Mamba Purchaser, Inc. (3 month LIBOR + 2.750%) 0.000%, 10/16/28(3)(4)	385	385
Medline Borrower LP (3 month LIBOR + 3.250%) 0.000%, 10/23/28(3)(4)	835	831
National Mentor Holdings, Inc.
First Lien (3 month LIBOR + 3.750%) 4.500%, 3/2/28(3)	798	798
Tranche C, First Lien (3 month LIBOR + 3.750%) 4.500%, 3/2/28(3)	25	25
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(3)	1,431	1,442
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.500%) 4.250%, 11/30/27(3)	662	662
Parexel International Corp.
(1 month LIBOR + 2.750%) 2.834%, 9/27/24(3)	1,164	1,163
(3 month LIBOR + 3.500%) 0.000%, 8/11/28(3)(4)	480	480
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.834%, 2/14/25(3)	1,527	1,511
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 3.336%, 3/5/26(3)	303	301
Tranche B-3 (1 month LIBOR + 3.500%) 3.585%, 3/5/26(3)	1,014	1,010
	Par Value	Value

Health Care—continued
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.000%) 4.121%, 6/22/26(3)	$ 648	$ 647
Precision Medicine Group LLC (3 month LIBOR + 3.000%) 3.750%, 11/18/27(3)	709	708
Select Medical Corp. Tranche B (1 month LIBOR + 2.250%) 2.340%, 3/6/25(3)	633	628
Southern Veterinary Partners LLC
(3 month LIBOR + 2.000%) 2.000% - 5.000%, 10/5/27(3)	105	105
First Lien (3 month LIBOR + 4.000%) 5.000%, 10/5/27(3)	1,139	1,143
Sterigenics-Nordion Holdings LLC (1 month LIBOR + 2.750%) 3.250%, 12/11/26(3)	580	578
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 4.500%, 10/1/26(3)	532	534
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26(3)	1,478	1,479
Team Health Holdings, Inc. (1 month LIBOR + 2.750%) 3.750%, 2/6/24(3)	451	439
Upstream Newco, Inc. 2021 (1 month LIBOR + 4.250%) 4.334%, 11/20/26(3)	266	265
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.834%, 7/2/25(3)	1,857	1,793
Waystar Technologies, Inc. 2021 (1 month LIBOR + 4.000%) 4.084%, 10/22/26(3)	799	799
		31,861

Housing—2.8%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 3.750%, 11/13/26(3)	184	184
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Housing—continued
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 2.084%, 1/15/27(3)	$ 1,287	$ 1,277
CP Iris Holdco I, Inc. First Lien (3 month LIBOR + 3.750%) 0.000%, 10/2/28(3)(4)	458	458
CPG International LLC (3 month LIBOR + 2.500%) 3.250%, 5/6/24(3)	557	557
LBM Acquisition LLC (3 month LIBOR + 3.750%) 4.500%, 12/17/27(3)	722	714
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 1/31/27(3)(4)	1,655	1,649
SRS Distribution, Inc. 2021 (6 month LIBOR + 3.750%) 4.250%, 6/2/28(3)	555	555
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.084%, 11/21/24(3)	684	683
		6,077

Information Technology—9.5%
Acuris Finance US, Inc. (3 month LIBOR + 4.000%) 4.500%, 2/16/28(3)	169	170
Applied Systems, Inc.
First Lien (3 month LIBOR + 3.250%) 3.750%, 9/19/24(3)	1,167	1,167
Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25(3)	747	756
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.332%, 10/9/26(3)	775	769
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 2/12/25(3)	633	634
Boxer Software 2nd
2021 (3 month LIBOR + 3.750%) 3.882%, 10/2/25(3)	1,829	1,818
Second Lien (3 month LIBOR + 5.500%) 0.000%, 2/27/26(3)(4)	365	369
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.500%) 3.000%, 9/21/28(3)	105	105
ConnectWise LLC (3 month LIBOR + 3.500%) 0.000%, 9/29/28(3)(4)	210	209
	Par Value	Value

Information Technology—continued
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27(3)	$ 980	$ 980
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750%, 12/1/27(3)	706	709
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.250%, 7/1/24(3)	995	996
Infinite Bidco LLC
First Lien (1 month LIBOR + 3.750%) 4.250%, 3/2/28(3)	838	837
Second Lien (1 month LIBOR + 7.000%) 7.500%, 3/2/29(3)	290	291
Ion Trading Finance Ltd. (3 month LIBOR + 4.750%) 4.917%, 4/1/28(3)	215	215
Magenta Buyer LLC First Lien (3 month LIBOR + 5.000%) 0.000%, 7/27/28(3)(4)	525	525
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/10/28(3)	602	601
Proofpoint, Inc. (3 month LIBOR + 3.250%) 3.750%, 8/31/28(3)	875	870
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 4/24/28(3)	1,385	1,380
Rocket Software, Inc. 2021 (1 month LIBOR + 4.250%) 4.750%, 11/28/25(3)	873	869
Sophia LP (3 month LIBOR + 3.750%) 3.882%, 10/7/27(3)	978	981
Tenable, Inc. (3 month LIBOR + 2.750%) 3.250%, 7/7/28(3)	735	733
Turing Midco LLC (1 month LIBOR + 3.000%) 3.500%, 3/24/28(3)	744	743
Uber Technologies, Inc. 2021 (1 month LIBOR + 3.500%) 3.584%, 2/25/27(3)	1,224	1,223
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26(3)	1,648	1,650
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27(3)	40	41
	Par Value	Value

Information Technology—continued
Veritas U.S., Inc. 2021, Tranche B (3 month LIBOR + 5.000%) 6.000%, 9/1/25(3)	$ 259	$ 260
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 2.833%, 3/2/27(3)	1,044	1,037
		20,938

Manufacturing—6.4%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(3)	982	983
Apex Group Treasury LLC (3 month LIBOR + 3.750%) 4.250%, 7/27/28(3)	529	528
Arcline FM Holdings LLC
First Lien (3 month LIBOR + 4.750%) 5.500%, 6/23/28(3)	830	830
Second Lien (3 month LIBOR + 8.250%) 9.000%, 6/15/29(3)	240	240
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.500%, 11/2/27(3)	893	895
Circor international, Inc. (1 month LIBOR + 3.250%) 4.250%, 12/11/24(3)	961	958
Filtration Group Corp. (1 month LIBOR + 3.000%) 3.084%, 3/31/25(3)	1,486	1,478
Gardner Denver, Inc. Tranche B-1 (1 month LIBOR + 1.750%) 1.834%, 3/1/27(3)	819	807
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(3)	1,561	1,558
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.834%, 3/1/27(3)	359	354
NCR Corp. (3 month LIBOR + 2.500%) 2.630%, 8/28/26(3)	934	923
Ozark Holdings LLC 2020 (3 month LIBOR + 3.750%) 4.250%, 12/16/27(3)	223	223
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27(3)	948	950
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.084%, 10/1/25(3)	1,262	1,250
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Titan Acquisition Ltd. (6 month LIBOR + 3.000%) 3.167%, 3/28/25(3)	$ 1,078	$ 1,057
Truck Hero, Inc. (1 month LIBOR + 3.250%) 4.000%, 1/29/28(3)	458	457
U.S. Farathane LLC Tranche B-5 (3 month LIBOR + 4.250%) 5.250%, 12/23/24(3)	568	564
		14,055

Media / Telecom - Broadcasting—2.8%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.340%, 8/24/26(3)	373	232
DIRECTV Financing LLC (3 month LIBOR + 5.000%) 5.750%, 8/2/27(3)	563	563
iHeartCommunications, Inc. (1 month LIBOR + 3.000%) 3.084%, 5/1/26(3)	1,264	1,254
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.586%, 9/18/26(3)	1,119	1,117
Sinclair Television Group, Inc. Tranche B-3 (1 month LIBOR + 3.000%) 3.090%, 4/1/28(3)	1,013	1,001
Univision Communications, Inc. 2017 (3 month LIBOR + 2.750%) 3.750%, 3/15/24(3)	2,110	2,107
		6,274

Media / Telecom - Cable/Wireless Video—2.4%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 1.840%, 2/1/27(3)	1,219	1,211
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.334%, 7/17/25(3)	1,584	1,561
2018 (1 month LIBOR + 2.250%) 2.334%, 1/15/26(3)	995	979
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(7)	691	701
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26(3)	148	148
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 2.584%, 1/31/28(3)	$ 620	$ 615
		5,215

Media / Telecom - Diversified Media—1.7%
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 3.629%, 8/21/26(3)	857	838
McGraw-Hill Education, Inc. (1 month LIBOR + 4.750%) 5.250%, 7/28/28(3)	1,304	1,307
Meredith Corp. Tranche B-2 (1 month LIBOR + 2.500%) 2.584%, 1/31/25(3)	688	687
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.840%, 5/18/25(3)	950	930
		3,762

Media / Telecom - Telecommunications—3.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.334%, 3/15/27(3)	889	878
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(3)	646	646
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.834%, 3/1/27(3)	1,774	1,752
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 2.879%, 7/31/25(3)	973	957
Tranche B-12 (3 month LIBOR + 3.688%) 3.814%, 1/31/26(3)	532	527
Tranche B-13 (3 month LIBOR + 4.000%) 4.125%, 8/14/26(3)	632	629
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24(3)	391	372
	Par Value	Value

Media / Telecom - Telecommunications—continued
West Corp.
Tranche B (3 month LIBOR + 4.000%) 5.000%, 10/10/24(3)	$ 442	$ 435
Tranche B-1 (3 month LIBOR + 3.500%) 4.500%, 10/10/24(3)	402	393
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.084%, 3/9/27(3)	715	708
		7,297

Metals / Minerals—0.2%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 5.000%, 7/31/26(3)	491	490
Retail—3.0%
At Home Group, Inc. Tranche B (3 month LIBOR + 4.250%) 4.750%, 7/24/28(3)	540	541
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 11/8/27(3)	826	827
Great Outdoors Group LLC Tranche B-1 (3 month LIBOR + 4.250%) 5.000%, 3/6/28(3)	1,509	1,513
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.250%, 10/19/27(3)	1,581	1,579
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.000%, 4/15/28(3)	793	793
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28(3)	652	652
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(3)	195	195
Rising Tide Holdings, Inc. First Lien (1 month LIBOR + 4.750%) 5.500%, 6/1/28(3)	578	581
		6,681

Service—10.4%
AIT Worldwide Logistics, Inc. First Lien (3 month LIBOR + 4.750%) 5.500%, 4/6/28(3)	530	531
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Service—continued
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(3)	$ 428	$ 427
Allied Universal Holdco LLC (3 month LIBOR + 3.750%) 4.250%, 5/12/28(3)	570	570
Carlisle Foodservice Products, Inc. First Lien (6 month LIBOR + 3.000%) 4.000%, 3/20/25(3)	608	590
DG Investment Intermediate Holdings 2, Inc.
First Lien (1 month LIBOR + 3.750%) 4.500%, 3/31/28(3)	108	108
First Lien (1 month LIBOR + 3.750%) 4.500%, 3/31/28(3)	557	559
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.336%, 2/6/26(3)	1,416	1,415
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/23/27(3)	337	336
Ensemble RCM LLC (3 month LIBOR + 3.750%) 3.879%, 8/3/26(3)	298	298
Garda World Security Corp. Tranche B-2 (1 month LIBOR + 4.250%) 4.340%, 10/30/26(3)	740	741
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(3)	1,269	1,279
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.500%) 4.000%, 6/30/28(3)	470	470
Tranche C (3 month LIBOR + 3.500%) 4.000%, 6/30/28(3)	89	89
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 6/30/24(3)	1,064	1,058
NAB Holdings LLC 2018 (3 month LIBOR + 2.750%) 3.750%, 7/1/24(3)	1,044	1,044
	Par Value	Value

Service—continued
Patriot Container Corp. First Lien (3 month LIBOR + 3.750%) 4.750%, 3/20/25(3)	$ 933	$ 930
Paysafe Holdings U.S. Corp. Tranche B-1 (3 month LIBOR + 2.750%) 3.250%, 6/28/28(3)	748	739
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(3)	1,254	1,254
Pike Corp. 2028 (1 month LIBOR + 3.000%) 3.090%, 1/21/28(3)	941	940
PODS LLC (1 month LIBOR + 3.000%) 3.750%, 3/31/28(3)	1,399	1,399
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.334%, 12/31/25(3)	2,080	2,063
St. George’s University Scholastic Services LLC
(1 month LIBOR + 3.250%) 3.340%, 7/17/25(3)	975	972
Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/29/28(3)(4)	800	799
Sweetwater Borrower LLC (3 month LIBOR + 4.750%) 5.500%, 8/5/28(3)	770	766
Tempo Acquisition LLC (1 month LIBOR + 3.250%) 3.334%, 11/2/26(3)	872	873
TRC Cos, Inc. (1 month LIBOR + 4.500%) 5.250%, 6/21/24(3)	569	568
TTF Holdings LLC (1 month LIBOR + 4.000%) 4.750%, 3/31/28(3)	317	316
Weld North Education LLC 2021 (3 month LIBOR + 3.750%) 4.250%, 12/21/27(3)	1,035	1,036
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.334%, 3/31/28(3)	801	797
		22,967

	Par Value	Value

Transportation - Automotive—2.6%
Accuride Corp. 2017 (3 month LIBOR + 5.250%) 6.250%, 11/17/23(3)	$ 621	$ 599
American Axle & Manufacturing, Inc. Tranche B (1 month LIBOR + 2.250%) 3.000%, 4/6/24(3)	1,119	1,115
Clarios Global LP First Lien (3 month LIBOR + 3.250%) 3.334%, 4/30/26(3)	812	808
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(3)	950	905
Dexko Global, Inc. (3 month LIBOR + 3.750%) 0.000%, 10/4/28(3)(4)	545	544
DexKo Global, Inc. Tranche B (weekly LIBOR + 3.250%) 4.250%, 7/24/24(3)	602	602
Mavis Tire Express Services Topco Corp. First Lien (1 month LIBOR + 4.000%) 4.750%, 5/4/28(3)	972	975
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 10/28/27(3)	229	229
		5,777

Utility—2.0%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 12/10/27(3)	503	504
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(3)	1,907	1,893
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.000%) 2.084%, 1/15/25(3)	645	637
Calpine Corp. Tranche B-10 (1 month LIBOR + 2.000%) 2.084%, 8/12/26(3)	443	438
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Utility—continued
Lightstone HoldCo LLC
2018, Tranche B (3 month LIBOR + 3.750%) 4.750%, 1/30/24(3)	$ 1,061	$ 873
2018, Tranche C (3 month LIBOR + 3.750%) 4.750%, 1/30/24(3)	60	49
		4,394

Total Leveraged Loans (Identified Cost $212,754)		212,202

	Shares
Common Stocks—0.9%
Communication Services—0.4%
Clear Channel Outdoor Holdings, Inc. Class A(8)	107,177	291
iHeartMedia, Inc. Class A(8)	21,633	541
		832

Consumer Discretionary—0.1%
Libbey Glass Inc.(2)	40,573	152
Financials—0.2%
NMG Parent LLC(2)(8)	3,033	394
Materials—0.2%
Covia Holdings LLC	48,743	530
Total Common Stocks (Identified Cost $1,356)		1,908

Rights—0.1%
Utilities—0.1%
Vistra Energy Corp.(2)(8)	152,810	203
Total Rights (Identified Cost $129)		203

Total Long-Term Investments—101.1% (Identified Cost $222,524)		222,602

	Shares	Value

Short-Term Investment—5.9%
Money Market Mutual Fund—5.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(9)	12,994,928	$ 12,995
Total Short-Term Investment (Identified Cost $12,995)		12,995

TOTAL INVESTMENTS—107.0% (Identified Cost $235,519)		$235,597
Other assets and liabilities, net—(7.0)%		(15,370)
NET ASSETS—100.0%		$220,227

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $5,716 or 2.6% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Variable rate security. Rate disclosed is as of September 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	This loan will settle after September 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	60% of the income received was in cash and 40% was in PIK.
(7)	Security in default, interest payments are being received during the bankruptcy proceedings.
(8)	Non-income producing.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	94%
Canada	2
Netherlands	1
Luxembourg	1
France	1
Singapore	1
Total	100%
† % of total investments as of September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
As of September 30, 2021, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Arc Falcon I, Inc., (3 month LIBOR + 3.750%) 4.250%, 9/22/28	$120	$120	$120	$ —
CP Iris Holdco I, Inc., (3 month LIBOR + 3.750%) 4.250%, 9/21/28	91	91	91	— (1)
Dexko Global, Inc., (3 month LIBOR + 3.750%) 4.250%, 7/24/24	105	105	105	— (1)
DG Investment Intermediate Holdings 2, Inc., (1 month LIBOR + 3.750%) 3.750%, 3/31/28	9	9	9	— (1)
LBM Acquisition LLC, (3 month LIBOR + 3.750%) 4.500%, 12/17/27	362	358	358	— (1)
National Mentor Holdings, Inc., (3 month LIBOR + 3.500%) 3.750%, 3/02/28	37	37	37	— (1)
Precision Medicine Group LLC, (3 month LIBOR + 3.750%) 3.750%, 11/18/27	76	76	76	— (1)
TricorBraun, Inc., (1 month LIBOR + 3.250%) 3.250%, 3/03/28	138	138	137	(1)
Trident TPI Holdings, Inc., (3 month LIBOR + 2.000%) 2.000%, 10/17/24	50	50	50	— (1)
Total	$988	$984	$983	$ (1)

(1)	Amount is less than $500.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 8,289	$ —	$ 8,289	$ —(1)
Leveraged Loans	212,202	—	212,202	—
Equity Securities:
Rights	203	—	—	203
Common Stocks	1,908	832	530	546
Money Market Mutual Fund	12,995	12,995	—	—
Total Investments	$235,597	$13,827	$221,021	$749

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $202 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2021.
See Notes to Financial Statements

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2021
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—96.6%
Alabama—2.4%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, Mandatory Put 12/1/23, 4.000%, 12/1/48(2)	$ 910	$ 973
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue,
4.000%, 12/1/25	500	503
5.000%, 12/1/25	1,000	1,008
		2,484

Arizona—4.9%
Arizona Board of Regents, Arizona State University System Revenue,
5.000%, 7/1/36	1,000	1,187
5.000%, 7/1/37	360	427
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	593
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	646
Northern Arizona University, Stimular Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,203
5.000%, 8/1/25	1,000	1,077
		5,133

Arkansas—0.6%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	605
California—3.3%
California Municipal Finance Authority, Bowles Hall Foundation Revenue,
4.500%, 6/1/23	225	239
4.500%, 6/1/24	150	165
California State Health Facilities Financing Authority, Providence St. Joseph Health, 4.000%, 10/1/36	275	310
	Par Value	Value

California—continued
California State Municipal Finance Authority, Community Medical Centers, 5.000%, 2/1/27	$ 400	$ 459
Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, 5.000%, 6/1/47	800	822
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, (BAM Insured) 5.000%, 5/1/32	545	657
Santa Clarita Community College District, General Obligation, 3.000%, 8/1/44	500	526
Temecula Valley Unified School District Financing Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	175	201
		3,379

Colorado—6.0%
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	475
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	1,395	1,489
6.250%, 11/15/28	2,250	2,827
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,440
		6,231

Connecticut—2.9%
Connecticut Housing Finance Authority, Mortgage Revenue, (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	390	410
Connecticut State Health & Educational Facilities Authority Revenue, 4.000%, 7/1/40	725	835
	Par Value	Value

Connecticut—continued
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Revenue, 3.000%, 11/15/35	$ 200	$ 206
Connecticut, State of,
General Obligation, 5.000%, 9/15/34	750	936
Special Tax Revenue, 3.125%, 5/1/40	610	665
		3,052

District of Columbia—4.9%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) 6.500%, 10/1/41	4,030	5,100
Florida—12.8%
Brevard County School Board, Certificates of Participation, 5.000%, 7/1/32	1,000	1,214
Broward County School Board, Certificates of Participation, 5.000%, 7/1/32	300	355
Central Florida Expressway Authority, Senior Lien Toll Revenue, 4.000%, 7/1/30	230	262
Florida, State of, General Obligation, 5.000%, 7/1/31	4,000	5,095
Miami Beach Redevelopment Agency,
Tax Increment Revenue, 5.000%, 2/1/32	320	353
Tax Increment Revenue, (AGM Insured) 5.000%, 2/1/31	40	44
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	228
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	1,980
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	1,935	2,306
See Notes to Financial Statements

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Florida—continued
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	$ 750	$ 882
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	500	570
		13,289

Georgia—0.6%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	550	633
Idaho—0.3%
Idaho Health Facilities Authority, St. Luke’s Health System Revenue, 5.000%, 3/1/37	235	288
Illinois—12.2%
Chicago, City of,
Sales Tax Revenue, (Pre-Refunded 1/1/22 @ 100) 5.250%, 1/1/38	25	25
Waterworks Revenue, Second Lien, 5.000%, 11/1/22	500	526
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	593
Waterworks Revenue, Second Lien, (AGM Insured) 5.000%, 11/1/31	500	614
Waterworks Revenue, Second Lien, (AGM Insured) 5.250%, 11/1/32	350	434
Cook County School District No. 78 Rosemont, General Obligation, (AGM Insured) 5.000%, 12/1/38	1,000	1,270
Illinois Finance Authority, Rush University Medical Center Revenue, 5.000%, 11/15/21	250	251
	Par Value	Value

Illinois—continued
Illinois Housing Development Authority, (GNMA/FNMA/FHLMC COLL Insured) 2.375%, 10/1/42	$ 500	$ 486
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien, 5.000%, 1/1/32	1,000	1,191
Illinois, State of, General Obligation,
5.000%, 4/1/22	815	834
5.000%, 2/1/26	1,490	1,634
5.000%, 2/1/27	1,250	1,502
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue, (AGM Insured) 0.000%, 6/15/26	1,000	950
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue, 5.000%, 6/1/27	450	535
Sales Tax Securitization Corp., Chicago Sales Tax Revenue, Sales Tax Revenue, 5.000%, 1/1/30	1,500	1,836
		12,681

Indiana—2.8%
Indiana Finance Authority,
Indiana University Health Center Revenue, 5.000%, 12/1/22	800	845
Parkview Health System, 5.000%, 11/1/43	1,700	2,083
		2,928

Maine—2.4%
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	1,000	1,075
5.000%, 7/1/29	580	623
5.000%, 7/1/30	770	826
		2,524

Maryland—2.2%
Maryland Community Development Administration, Revenue,
1.250%, 3/1/30	200	194
	Par Value	Value

Maryland—continued
1.950%, 9/1/41	$ 500	$ 470
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue,
5.000%, 8/15/26	800	919
5.000%, 5/15/42	600	722
		2,305

Massachusetts—1.1%
Massachusetts Housing Finance Agency, 2.300%, 12/1/40	500	499
Massachusetts Port Authority, Transportation Revenue, 5.000%, 7/1/31	500	602
		1,101

Michigan—2.5%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	1,250	1,410
Michigan State Building Authority, Facilities Program Lease Revenue,
5.000%, 4/15/25	500	580
4.000%, 10/15/36	500	563
		2,553

Mississippi—1.1%
Mississippi, State of, General Obligation, 4.000%, 10/1/39	1,000	1,181
New Jersey—4.2%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	950	966
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, (Pre-Refunded 10/1/21 @ 100) 4.375%, 4/1/28	1,630	1,630
New Jersey Turnpike Authority, Toll Revenue, 4.000%, 1/1/35	240	278
See Notes to Financial Statements

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

New Jersey—continued
New Jersey, State of, Sales Tax Revenue 4.000%, 6/1/31	$ 220	$ 270
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue,
5.000%, 6/1/31	250	308
5.000%, 6/1/32	250	307
5.000%, 6/1/33	250	307
5.000%, 6/1/34	250	306
		4,372

New York—3.3%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	550	592
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	213
New York City Housing Development Corp., Sustainable Development Bonds Revenue, (FHA 542(C) Insured) 2.400%, 11/1/46	750	731
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGM Insured) 3.000%, 1/1/36	250	272
(AGM Insured) 3.000%, 1/1/37	100	108
(AGM Insured) 3.000%, 1/1/46	750	786
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	176
Orange Regional Medical Center Revenue, 144A 5.000%, 12/1/23(3)	300	327
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	190	226
		3,431

	Par Value	Value

Ohio—2.3%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Revenue, 4.000%, 6/1/48	$ 500	$ 556
New Albany Community Authority, Community Facilities Revenue, 5.000%, 10/1/24	1,250	1,308
Northeast Ohio Regional Sewer District Revenue, 3.000%, 11/15/40	500	549
		2,413

Oregon—2.6%
Oregon State Housing & Community, Mortgage Revenue, Residential Finance Program Revenue, 4.500%, 1/1/49	340	370
Oregon, State of, General Obligation, 5.000%, 5/1/33	1,095	1,306
Washington & Multnomah Counties, Beaverton School District No. 48J, General Obligation, (SCH BD GTY Insured) 5.000%, 6/15/36	800	966
		2,642

Pennsylvania—3.4%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	284
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	302
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien, Toll Highway Revenue, 6.375%, 12/1/38	2,000	2,606
Philadelphia, City of, Water & Wastewater Revenue, 5.000%, 10/1/42	300	367
		3,559

	Par Value	Value

South Carolina—0.3%
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	$ 290	$ 331
Tennessee—2.3%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,123
Tennessee State School Bond Authority, Higher Education Program Revenue, (ST HGR ED INTERCEPT PROG Insured) 5.000%, 11/1/34	1,000	1,226
		2,349

Texas—13.0%
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,168
Lamar Consolidated Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,201
North Texas Tollway Authority, Special Project System Revenue, (Pre-Refunded 9/1/31 @ 100) 0.000%, 9/1/43	2,835	3,947
Southmost Regional Water Authority, Desalination Plant Project Revenue,
(AGM Insured) 5.000%, 9/1/23	460	479
(AGM Insured) 5.000%, 9/1/25	1,015	1,057
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, Senior Lien, 6.250%, 12/15/26	1,235	1,436
See Notes to Financial Statements

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Texas—continued
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 0.767%, 9/15/27(2)	$ 2,160	$ 2,173
Texas Water Development Board Revenue, 5.000%, 8/1/29	1,020	1,324
Wharton Independent School District, General Obligation, (PSF-GTD Insured) 3.000%, 2/15/32	645	724
		13,509

Vermont—0.3%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	300	354
Virginia—0.2%
Virginia College Building Authority, Marymount University Revenue, 144A 5.000%, 7/1/22(3)	195	200
West Virginia—0.3%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	300	322
Wisconsin—1.4%
Public Finance Authority,
Renown Regional Medical Center Revenue, 5.000%, 6/1/33	1,000	1,180
Waste Management, Inc. Revenue, 2.875%, 5/1/27	250	272
		1,452

Total Municipal Bonds (Identified Cost $92,008)		100,401

	Shares	Value
Exchange-Traded Fund—1.3%
VanEck High Yield Muni ETF(4)	22,000	$ 1,375
Total Exchange-Traded Fund (Identified Cost $1,322)		1,375

Total Long-Term Investments—97.9% (Identified Cost $93,330)		101,776

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	1,022,448	1,022
Total Short-Term Investment (Identified Cost $1,022)		1,022

TOTAL INVESTMENTS—98.9% (Identified Cost $94,352)		$102,798
Other assets and liabilities, net—1.1%		1,103
NET ASSETS—100.0%		$103,901

Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
Footnote Legend:
(1)	At September 30, 2021, 17.2% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $527 or 0.5% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$100,401	$ —	$100,401
Exchange-Traded Fund	1,375	1,375	—
Money Market Mutual Fund	1,022	1,022	—
Total Investments	$102,798	$2,397	$100,401
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2021
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Assets
Investment in securities at value(1)(2)	$ 111,545	$ 61,207	$ 801,815	$ 332,350
Cash	107	88	1,816	190
Receivables
Investment securities sold	284	421	366	2,588
Fund shares sold	51	27	904	229
Dividends and interest	534	824	1,918	2,416
Securities lending income	— (a)	2	1	7
Prepaid Trustees’ retainer	2	1	8	4
Prepaid expenses	22	25	42	47
Other assets	11	6	73	31
Total assets	112,556	62,601	806,943	337,862
Liabilities
Payables
Fund shares repurchased	785	161	587	445
Investment securities purchased	2,037	2,239	22,291	11,167
Collateral on securities loaned	595	1,221	3,160	3,997
Dividend distributions	7	20	96	216
Investment advisory fees	23	20	187	130
Distribution and service fees	9	11	35	34
Administration and accounting fees	9	5	62	27
Transfer agent and sub-transfer agent fees and expenses	31	23	134	76
Professional fees	31	31	29	36
Trustee deferred compensation plan	11	6	73	31
Interest expense and/or commitment fees	— (a)	— (a)	1	— (a)
Other accrued expenses	15	17	38	24
Unrealized depreciation on unfunded loan commitments	—	—	—	— (a)
Total liabilities	3,553	3,754	26,693	16,183
Net Assets	$ 109,003	$ 58,847	$ 780,250	$ 321,679
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 71	$ —
Capital paid in on shares of beneficial interest	104,773	60,912	776,334	329,046
Accumulated earnings (loss)	4,230	(2,065)	3,845	(7,367)
Net Assets	$ 109,003	$ 58,847	$ 780,250	$ 321,679
Net Assets:
Class A	$ 34,538	$ 47,153	$ 101,271	$ 82,697
Class C	$ 2,621	$ 1,460	$ 17,403	$ 20,004
Class I	$ 70,630	$ 8,297	$ 634,354	$ 212,633
Class R6	$ 1,214	$ 1,937	$ 27,222	$ 6,345
Shares Outstanding (unlimited number of shares authorized, no par value):(3)
Class A	2,924,136	11,008,003	9,242,572	7,991,892
Class C	227,194	346,774	1,588,267	1,911,870
Class I	5,883,351	1,934,056	57,904,592	20,587,830
Class R6	101,048	451,921	2,482,682	611,216
Net Asset Value and Redemption Price Per Share:*
Class A	$ 11.81	$ 4.28	$ 10.96	$ 10.35
Class C	$ 11.54	$ 4.21	$ 10.96	$ 10.46
Class I	$ 12.00	$ 4.29	$ 10.96	$ 10.33
Class R6	$ 12.01	$ 4.29	$ 10.96	$ 10.38
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 12.27	$ 4.45	$ 11.21	$ 10.75
Maximum Sales Charge - Class A	3.75%	3.75%	2.25%	3.75%
(1) Investment in securities at cost	$ 108,604	$ 59,543	$ 796,640	$ 328,447
(2) Market value of securities on loan	$ 580	$ 1,174	$ 3,077	$ 3,863
(3) Newfleet Core Plus Bond Fund and Newfleet Low Duration Core Plus Bond Fund have a par value of $1.00, and all other funds on this page have no par value.

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021
(Reported in thousands except shares and per share amounts)
	Virtus Multi- Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund
Assets
Investment in securities at value(1)(2)	$ 6,698,757	$ 235,597	$ 102,798
Cash	10,035	483	100
Receivables
Investment securities sold	6,956	6,662	—
Fund shares sold	17,437	259	7
Dividends and interest	25,649	517	1,231
Securities lending income	9	—	—
Prepaid Trustees’ retainer	73	3	1
Prepaid expenses	53	25	18
Other assets	627	21	10
Total assets	6,759,596	243,567	104,165
Liabilities
Payables
Fund shares repurchased	15,068	275	120
Investment securities purchased	188,513	15,637	—
Borrowings (See Note 10)	—	7,000	—
Collateral on securities loaned	3,185	—	—
Dividend distributions	1,458	147	22
Investment advisory fees	2,526	82	27
Distribution and service fees	367	23	11
Administration and accounting fees	527	18	9
Transfer agent and sub-transfer agent fees and expenses	1,337	44	28
Professional fees	60	35	27
Trustee deferred compensation plan	627	21	10
Interest expense and/or commitment fees	8	41	— (a)
Other accrued expenses	238	16	10
Unrealized depreciation on unfunded loan commitments	—	1	—
Total liabilities	213,914	23,340	264
Net Assets	$ 6,545,682	$ 220,227	$ 103,901
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 9
Capital paid in on shares of beneficial interest	6,646,806	287,895	95,222
Accumulated earnings (loss)	(101,124)	(67,668)	8,670
Net Assets	$ 6,545,682	$ 220,227	$ 103,901
Net Assets:
Class A	$ 956,384	$ 72,274	$ 37,928
Class C	$ 267,919	$ 9,595	$ 3,561
Class C1	$ 70,114	$ —	$ —
Class I	$ 5,221,147	$ 136,742	$ 62,412
Class R6	$ 30,118	$ 1,616	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):(3)
Class A	200,934,329	8,020,799	3,337,709
Class C	55,491,792	1,063,805	313,421
Class C1	14,556,905	—	—
Class I	1,095,191,284	15,196,688	5,492,572
Class R6	6,305,256	179,688	—
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021
(Reported in thousands except shares and per share amounts)
	Virtus Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 4.76	$ 9.01	$ 11.36
Class C	$ 4.83	$ 9.02	$ 11.36
Class C1	$ 4.82	$ —	$ —
Class I	$ 4.77	$ 9.00	$ 11.36
Class R6	$ 4.78	$ 9.00	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)))):
Class A	$ 4.87	$ 9.26	$ 11.68
Maximum Sales Charge - Class A	2.25%	2.75%	2.75%
(1) Investment in securities at cost	$ 6,647,478	$ 235,519	$ 94,352
(2) Market value of securities on loan	$ 3,081	$ —	$ —
(3) Newfleet Tax-Exempt Bond Fund has a par value of $0.001, and all other funds on this page have no par value.

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED September 30, 2021
($ reported in thousands)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Investment Income
Dividends	$ 23	$ —(1)	$ 125	$ 241
Net increase from payment by affiliate (2)	—	—	—	— (1)
Interest	3,199	3,437	13,681	16,461
Securities lending, net of fees	4	18	15	61
Total investment income	3,226	3,455	13,821	16,763
Expenses
Investment advisory fees	499	340	2,581	2,029
Distribution and service fees, Class A	91	119	236	207
Distribution and service fees, Class C	35	19	184	250
Administration and accounting fees	118	68	650	377
Transfer agent fees and expenses	55	40	275	160
Sub-transfer agent fees and expenses, Class A	21	20	42	53
Sub-transfer agent fees and expenses, Class C	3	2	14	17
Sub-transfer agent fees and expenses, Class I	52	11	339	179
Custodian fees	2	1	4	4
Printing fees and expenses	9	7	42	24
Professional fees	32	32	33	38
Interest expense and/or commitment fees	1	— (1)	3	3
Registration fees	47	43	83	74
Trustees’ fees and expenses	7	4	36	24
Miscellaneous expenses	29	35	57	46
Total expenses	1,001	741	4,579	3,485
Less net expenses reimbursed and/or waived by investment adviser(3)	(267)	(155)	(930)	(304)
Less low balance account fees	(1)	(2)	— (1)	— (1)
Net expenses	733	584	3,649	3,181
Net investment income (loss)	2,493	2,871	10,172	13,582
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1,697	1,213	2,312	8,880
Foreign currency transactions	—	—	—	(148)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,115)	2,872	(3,172)	2,431
Foreign currency transactions	—	—	—	— (1)
Net realized and unrealized gain (loss) on investments	(418)	4,085	(860)	11,163
Net increase (decrease) in net assets resulting from operations	$ 2,075	$6,956	$ 9,312	$24,745

(1)	Amount is less than $500.
(2)	See Note 3G in Notes to Financial Statements.
(3)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2021
($ reported in thousands)
	Virtus Multi- Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund
Investment Income
Dividends	$ 2,364	$ 2	$ 34
Interest	185,398	8,883	3,126
Securities lending, net of fees	225	—	—
Total investment income	187,987	8,885	3,160
Expenses
Investment advisory fees	29,835	948	491
Distribution and service fees, Class A	2,305	164	95
Distribution and service fees, Class C	1,729	180	57
Distribution and service fees, Class C1	897	—	—
Administration and accounting fees	6,294	218	117
Transfer agent fees and expenses	2,641	92	49
Sub-transfer agent fees and expenses, Class A	662	38	23
Sub-transfer agent fees and expenses, Class C	240	13	3
Sub-transfer agent fees and expenses, Class C1	58	—	—
Sub-transfer agent fees and expenses, Class I	3,338	80	52
Custodian fees	17	2	— (1)
Printing fees and expenses	337	15	8
Professional fees	107	36	28
Interest expense and/or commitment fees	29	207	— (1)
Registration fees	174	64	40
Trustees’ fees and expenses	378	13	7
Miscellaneous expenses	398	29	17
Total expenses	49,439	2,099	987
Less net expenses reimbursed and/or waived by investment adviser	(32)	(97)	(180)
Less low balance account fees	(1)	— (1)	—
Net expenses	49,406	2,002	807
Net investment income (loss)	138,581	6,883	2,353
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	42,204	(4,612)	390
Foreign currency transactions	(2,236)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	4,214	14,570	(303)
Foreign currency transactions	(1)	—	—
Net realized and unrealized gain (loss) on investments	44,181	9,958	87
Net increase (decrease) in net assets resulting from operations	$182,762	$16,841	$2,440

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Newfleet Core Plus Bond Fund		Newfleet High Yield Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 2,493	$ 2,759	$ 2,871	$ 3,074
Net realized gain (loss)	1,697	1,537	1,213	(532)
Net change in unrealized appreciation (depreciation)	(2,115)	1,003	2,872	(832)
Increase (decrease) in net assets resulting from operations	2,075	5,299	6,956	1,710
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(766)	(936)	(2,257)	(2,421)
Class C	(48)	(79)	(77)	(101)
Class I	(1,647)	(1,709)	(428)	(481)
Class R6	(27)	(28)	(89)	(53)
Total dividends and distributions to shareholders	(2,488)	(2,752)	(2,851)	(3,056)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(2,848)	218	(1,306)	(3,447)
Class C	(2,051)	883	(1,249)	389
Class I	7,692	7,773	(1,652)	1,601
Class R6	96	64	697	324
Increase (decrease) in net assets from capital transactions	2,889	8,938	(3,510)	(1,133)
Net increase (decrease) in net assets	2,476	11,485	595	(2,479)
Net Assets
Beginning of period	106,527	95,042	58,252	60,731
End of Period	$ 109,003	$ 106,527	$ 58,847	$ 58,252
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Low Duration Core Plus Bond Fund		Newfleet Multi-Sector Intermediate Bond Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 10,172	$ 11,484	$ 13,582	$ 13,381
Net realized gain (loss)	2,312	(642)	8,732	177
Net change in unrealized appreciation (depreciation)	(3,172)	2,787	2,431	58
Increase (decrease) in net assets resulting from operations	9,312	13,629	24,745	13,616
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,338)	(1,836)	(2,827)	(3,033)
Class C	(126)	(313)	(652)	(1,082)
Class I	(8,684)	(9,305)	(9,489)	(8,980)
Class R6	(12)	(9)	(229)	(214)
Total dividends and distributions to shareholders	(10,160)	(11,463)	(13,197)	(13,309)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	13,606	5,929	1,991	(5,766)
Class C	(2,716)	(835)	(11,727)	(8,312)
Class I	233,395	47,610	(95,339)	119,448
Class R6	26,847	101	104	1,136
Increase (decrease) in net assets from capital transactions	271,132	52,805	(104,971)	106,506
Net increase (decrease) in net assets	270,284	54,971	(93,423)	106,813
Net Assets
Beginning of period	509,966	454,995	415,102	308,289
End of Period	$ 780,250	$ 509,966	$ 321,679	$ 415,102
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Multi-Sector Short Term Bond Fund		Newfleet Senior Floating Rate Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 138,581	$ 165,470	$ 6,883	$ 11,164
Net realized gain (loss)	39,968	(12,627)	(4,612)	(21,951)
Net change in unrealized appreciation (depreciation)	4,213	6,679	14,570	(1,499)
Increase (decrease) in net assets resulting from operations	182,762	159,522	16,841	(12,286)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(19,363)	(21,578)	(2,075)	(4,504)
Class C	(6,385)	(11,346)	(448)	(1,388)
Class C1	(1,217)	(3,010)	—	—
Class I	(115,367)	(127,738)	(4,277)	(5,837)
Class R6	(649)	(320)	(77)	(89)
Return of Capital:
Class A	—	(2,308)	—	—
Class C	—	(1,356)	—	—
Class C1	—	(455)	—	—
Class I	—	(12,460)	—	—
Class R6	—	(30)	—	—
Total dividends and distributions to shareholders	(142,981)	(180,601)	(6,877)	(11,818)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	93,563	(40,669)	11,564	(98,504)
Class C	(168,856)	(141,408)	(18,861)	(16,903)
Class C1	(45,480)	(80,156)	—	—
Class I	651,747	(136,774)	20,879	(39,041)
Class R6	18,649	4,887	(1,251)	2,917
Increase (decrease) in net assets from capital transactions	549,623	(394,120)	12,331	(151,531)
Net increase (decrease) in net assets	589,404	(415,199)	22,295	(175,635)
Net Assets
Beginning of period	5,956,278	6,371,477	197,932	373,567
End of Period	$ 6,545,682	$ 5,956,278	$ 220,227	$ 197,932
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Tax-Exempt Bond Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 2,353	$ 2,824
Net realized gain (loss)	390	1,031
Net change in unrealized appreciation (depreciation)	(303)	(322)
Increase (decrease) in net assets resulting from operations	2,440	3,533
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,058)	(799)
Class C	(135)	(136)
Class I	(2,016)	(1,835)
Total dividends and distributions to shareholders	(3,209)	(2,770)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	1,126	(1,607)
Class C	(4,550)	(3,084)
Class I	(5,053)	(17,081)
Increase (decrease) in net assets from capital transactions	(8,477)	(21,772)
Net increase (decrease) in net assets	(9,246)	(21,009)
Net Assets
Beginning of period	113,147	134,156
End of Period	$ 103,901	$ 113,147
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Core Plus Bond Fund
Class A
10/1/20 to 9/30/21	$11.85	0.25	(0.04)	0.21	(0.25)	—	—	(0.25)	—	(0.04)	$11.81	1.79%	$ 34,538	0.80%	1.05%	2.12%	59%
10/1/19 to 9/30/20	11.51	0.30	0.34	0.64	(0.30)	—	—	(0.30)	—	0.34	11.85	5.66	37,507	0.81 (6)	1.07	2.61	65
10/1/18 to 9/30/19	10.84	0.35	0.67	1.02	(0.35)	—	—	(0.35)	—	0.67	11.51	9.64	36,248	0.85	1.11	3.21	59
10/1/17 to 9/30/18	11.31	0.36	(0.46)	(0.10)	(0.37)	—	—	(0.37)	—	(0.47)	10.84	(0.92)	33,998	0.84	1.12	3.24	49
10/1/16 to 9/30/17	11.38	0.37	(0.08)	0.29	(0.36)	—	—	(0.36)	—	(0.07)	11.31	2.60 (7)	39,536	0.84 (7)	1.17	3.26 (7)	56
Class C
10/1/20 to 9/30/21	$11.57	0.16	(0.03)	0.13	(0.16)	—	—	(0.16)	—	(0.03)	$11.54	1.11%	$ 2,621	1.55%	1.81%	1.39%	59%
10/1/19 to 9/30/20	11.24	0.21	0.33	0.54	(0.21)	—	—	(0.21)	—	0.33	11.57	4.85	4,676	1.56 (6)	1.82	1.84	65
10/1/18 to 9/30/19	10.59	0.27	0.65	0.92	(0.27)	—	—	(0.27)	—	0.65	11.24	8.78	3,725	1.59	1.85	2.49	59
10/1/17 to 9/30/18	11.04	0.27	(0.44)	(0.17)	(0.28)	—	—	(0.28)	—	(0.45)	10.59	(1.58)	5,165	1.59	1.87	2.49	49
10/1/16 to 9/30/17	11.12	0.27	(0.08)	0.19	(0.27)	—	—	(0.27)	—	(0.08)	11.04	1.79 (7)	6,671	1.59 (7)	1.92	2.51 (7)	56
Class I
10/1/20 to 9/30/21	$12.04	0.28	(0.04)	0.24	(0.28)	—	—	(0.28)	—	(0.04)	$12.00	2.04%	$ 70,630	0.55%	0.79%	2.36%	59%
10/1/19 to 9/30/20	11.70	0.33	0.34	0.67	(0.33)	—	—	(0.33)	—	0.34	12.04	5.87	63,222	0.56 (6)	0.80	2.85	65
10/1/18 to 9/30/19	11.02	0.38	0.69	1.07	(0.39)	—	—	(0.39)	—	0.68	11.70	9.90	54,038	0.60	0.82	3.39	59
10/1/17 to 9/30/18	11.49	0.39	(0.46)	(0.07)	(0.40)	—	—	(0.40)	—	(0.47)	11.02	(0.60)	27,360	0.59	0.84	3.50	49
10/1/16 to 9/30/17	11.56	0.40	(0.08)	0.32	(0.39)	—	—	(0.39)	—	(0.07)	11.49	2.81 (7)	26,597	0.59 (7)	0.92	3.52 (7)	56
Class R6
10/1/20 to 9/30/21	$12.05	0.30	(0.04)	0.26	(0.30)	—	—	(0.30)	—	(0.04)	$12.01	2.17%	$ 1,214	0.43%	0.72%	2.48%	59%
10/1/19 to 9/30/20	11.71	0.35	0.34	0.69	(0.35)	—	—	(0.35)	—	0.34	12.05	6.00	1,122	0.44 (6)	0.74	2.99	65
10/1/18 to 9/30/19	11.02	0.40	0.69	1.09	(0.40)	—	—	(0.40)	—	0.69	11.71	10.13	1,031	0.48	0.77	3.52	59
10/1/17 to 9/30/18	11.50	0.40	(0.47)	(0.07)	(0.41)	—	—	(0.41)	—	(0.48)	11.02	(0.60)	414	0.50 (6)	0.79	3.59	49
11/3/16 (11) to 9/30/17	11.45	0.38	0.03	0.41	(0.36)	—	—	(0.36)	—	0.05	11.50	3.66 (7)	463	0.53 (7)	0.88	3.33 (7)	56 (12)

Newfleet High Yield Fund
Class A
10/1/20 to 9/30/21	$ 4.00	0.20	0.28	0.48	(0.20)	—	—	(0.20)	—	0.28	$ 4.28	12.18%	$ 47,153	1.00%	1.25%	4.77%	74%
10/1/19 to 9/30/20	4.10	0.21	(0.10)	0.11	(0.21)	—	—	(0.21)	—	(0.10)	4.00	2.88	45,234	1.00	1.37	5.31	88
10/1/18 to 9/30/19	4.13	0.23	(0.03)	0.20	(0.23)	—	—	(0.23)	—	(0.03)	4.10	4.99	49,890	0.99	1.36	5.61	59
10/1/17 to 9/30/18	4.25	0.23	(0.12)	0.11	(0.23)	—	—	(0.23)	—	(0.12)	4.13	2.77	51,859	0.99	1.34	5.48	66
10/1/16 to 9/30/17	4.18	0.23	0.06	0.29	(0.22)	—	—	(0.22)	—	0.07	4.25	7.05 (7)	56,694	1.00 (6)(7)	1.41	5.36 (7)	71
Class C
10/1/20 to 9/30/21	$ 3.93	0.17	0.28	0.45	(0.17)	—	—	(0.17)	—	0.28	$ 4.21	11.47%	$ 1,460	1.75%	2.03%	4.05%	74%
10/1/19 to 9/30/20	4.02	0.18	(0.09)	0.09	(0.18)	—	—	(0.18)	—	(0.09)	3.93	2.33	2,542	1.75	2.11	4.55	88
10/1/18 to 9/30/19	4.06	0.19	(0.04)	0.15	(0.19)	—	—	(0.19)	—	(0.04)	4.02	3.94	2,207	1.75	2.11	4.85	59
10/1/17 to 9/30/18	4.17	0.19	(0.10)	0.09	(0.20)	—	—	(0.20)	—	(0.11)	4.06	2.20	3,254	1.74	2.08	4.73	66
10/1/16 to 9/30/17	4.11	0.19	0.06	0.25	(0.19)	—	—	(0.19)	—	0.06	4.17	6.11 (7)	3,593	1.75 (6)(7)	2.17	4.61 (7)	71
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet High Yield Fund (Continued)
Class I
10/1/20 to 9/30/21	$ 4.01	0.21	0.28	0.49	(0.21)	—	—	(0.21)	—	0.28	$ 4.29	12.43%	$ 8,297	0.75%	1.05%	5.01%	74%
10/1/19 to 9/30/20	4.10	0.22	(0.09)	0.13	(0.22)	—	—	(0.22)	—	(0.09)	4.01	3.40	9,319	0.75	1.17	5.54	88
10/1/18 to 9/30/19	4.13	0.24	(0.03)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	4.10	5.25	7,805	0.75	1.15	5.82	59
10/1/17 to 9/30/18	4.25	0.24	(0.12)	0.12	(0.24)	—	—	(0.24)	—	(0.12)	4.13	3.03	8,557	0.74	1.14	5.72	66
10/1/16 to 9/30/17	4.18	0.24	0.06	0.30	(0.23)	—	—	(0.23)	—	0.07	4.25	7.31 (7)	6,577	0.75 (6)(7)	1.17	5.62 (7)	71
Class R6
10/1/20 to 9/30/21	$ 4.00	0.22	0.29	0.51	(0.22)	—	—	(0.22)	—	0.29	$ 4.29	12.87%	$ 1,937	0.60% (6)	0.93%	5.12%	74%
10/1/19 to 9/30/20	4.10	0.22	(0.10)	0.12	(0.22)	—	—	(0.22)	—	(0.10)	4.00	3.20	1,157	0.69	1.05	5.58	88
10/1/18 to 9/30/19	4.13	0.23	(0.02)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	4.10	5.30	829	0.69	1.04	5.77	59
10/1/17 to 9/30/18	4.25	0.24	(0.11)	0.13	(0.25)	—	—	(0.25)	—	(0.12)	4.13	3.09	4,400	0.69	1.00	5.79	66
11/3/16 (11) to 9/30/17	4.14	0.22	0.10	0.32	(0.21)	—	—	(0.21)	—	0.11	4.25	7.93 (7)	5,253	0.69 (6)(7)	1.15	5.66 (7)	71

Newfleet Low Duration Core Plus Bond Fund
Class A
10/1/20 to 9/30/21	$10.96	0.16	— (8)	0.16	(0.16)	—	—	(0.16)	—	— (8)	$10.96	1.44%	$ 101,271	0.75%	0.89%	1.42%	55%
10/1/19 to 9/30/20	10.86	0.24	0.10	0.34	(0.24)	—	—	(0.24)	—	0.10	10.96	3.21	87,690	0.75	0.91	2.24	57
10/1/18 to 9/30/19	10.64	0.29	0.22	0.51	(0.29)	—	—	(0.29)	—	0.22	10.86	4.82	81,384	0.75	0.95	2.67	45
10/1/17 to 9/30/18	10.83	0.25	(0.19)	0.06	(0.25)	—	—	(0.25)	—	(0.19)	10.64	0.55	74,707	0.75	1.09	2.32	54
10/1/16 to 9/30/17	10.90	0.21	(0.07)	0.14	(0.21)	—	—	(0.21)	—	(0.07)	10.83	1.31	81,542	0.75	1.12	1.95	55
Class C
10/1/20 to 9/30/21	$10.96	0.08	(0.01)	0.07	(0.07)	—	—	(0.07)	—	— (8)	$10.96	0.68%	$ 17,403	1.50%	1.66%	0.69%	55%
10/1/19 to 9/30/20	10.86	0.16	0.10	0.26	(0.16)	—	—	(0.16)	—	0.10	10.96	2.44	20,105	1.50	1.67	1.50	57
10/1/18 to 9/30/19	10.64	0.21	0.22	0.43	(0.21)	—	—	(0.21)	—	0.22	10.86	4.04	20,746	1.50	1.70	1.92	45
10/1/17 to 9/30/18	10.83	0.17	(0.19)	(0.02)	(0.17)	—	—	(0.17)	—	(0.19)	10.64	(0.20)	22,809	1.50	1.82	1.55	54
10/1/16 to 9/30/17	10.90	0.13	(0.07)	0.06	(0.13)	—	—	(0.13)	—	(0.07)	10.83	0.56	32,400	1.50	1.87	1.20	55
Class I
10/1/20 to 9/30/21	$10.95	0.18	0.01	0.19	(0.18)	—	—	(0.18)	—	0.01	$10.96	1.78%	$ 634,354	0.50%	0.65%	1.64%	55%
10/1/19 to 9/30/20	10.85	0.27	0.10	0.37	(0.27)	—	—	(0.27)	—	0.10	10.95	3.46	401,784	0.50	0.67	2.49	57
10/1/18 to 9/30/19	10.63	0.31	0.22	0.53	(0.31)	—	—	(0.31)	—	0.22	10.85	5.09	352,583	0.50	0.70	2.91	45
10/1/17 to 9/30/18	10.83	0.28	(0.20)	0.08	(0.28)	—	—	(0.28)	—	(0.20)	10.63	0.71	265,252	0.50	0.83	2.57	54
10/1/16 to 9/30/17	10.90	0.24	(0.07)	0.17	(0.24)	—	—	(0.24)	—	(0.07)	10.83	1.56	250,777	0.50	0.88	2.21	55
Class R6
10/1/20 to 9/30/21	$10.96	0.16	0.03	0.19	(0.19)	—	—	(0.19)	—	— (8)	$10.96	1.76%	$ 27,222	0.43%	0.57%	1.46%	55%
10/1/19 to 9/30/20	10.86	0.28	0.10	0.38	(0.28)	—	—	(0.28)	—	0.10	10.96	3.54	387	0.43	0.61	2.56	57
12/19/18 (11) to 9/30/19	10.58	0.25	0.28	0.53	(0.25)	—	—	(0.25)	—	0.28	10.86	5.08	282	0.43	0.62	3.02	45 (12)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Multi-Sector Intermediate Bond Fund
Class A
10/1/20 to 9/30/21	$10.06	0.37	0.27	0.64	(0.35)	—	—	(0.35)	— (8)	0.29	$10.35	6.45% (9)	$ 82,697	0.99%	1.07%	3.56%	77%
10/1/19 to 9/30/20	10.16	0.39	(0.11)	0.28	(0.38)	—	—	(0.38)	—	(0.10)	10.06	2.86	78,378	0.99	1.09	3.87	95
10/1/18 to 9/30/19	9.97	0.43	0.19	0.62	(0.38)	(0.05)	—	(0.43)	— (8)	0.19	10.16	6.43 (9)	86,034	0.98	1.10	4.34	81
10/1/17 to 9/30/18	10.42	0.45	(0.46)	(0.01)	(0.42)	(0.02)	—	(0.44)	—	(0.45)	9.97	(0.14)	73,217	0.98	1.10	4.43	70
10/1/16 to 9/30/17	10.30	0.47	0.10	0.57	(0.45)	—	—	(0.45)	—	0.12	10.42	5.64 (7)	87,144	1.01 (6)(7)	1.13	4.55 (7)	64
Class C
10/1/20 to 9/30/21	$10.17	0.29	0.27	0.56	(0.27)	—	—	(0.27)	— (8)	0.29	$10.46	5.58% (9)	$ 20,004	1.74%	1.82%	2.81%	77%
10/1/19 to 9/30/20	10.26	0.31	(0.10)	0.21	(0.30)	—	—	(0.30)	—	(0.09)	10.17	2.16	30,872	1.74	1.83	3.12	95
10/1/18 to 9/30/19	10.07	0.36	0.19	0.55	(0.31)	(0.05)	—	(0.36)	— (8)	0.19	10.26	5.57 (9)	39,778	1.73	1.85	3.63	81
10/1/17 to 9/30/18	10.53	0.38	(0.48)	(0.10)	(0.34)	(0.02)	—	(0.36)	—	(0.46)	10.07	(0.96)	53,809	1.73	1.83	3.68	70
10/1/16 to 9/30/17	10.40	0.39	0.11	0.50	(0.37)	—	—	(0.37)	—	0.13	10.53	4.90 (7)	63,919	1.77 (6)(7)	1.88	3.80 (7)	64
Class I
10/1/20 to 9/30/21	$10.05	0.39	0.28	0.67	(0.39)	—	—	(0.39)	— (8)	0.28	$10.33	6.70% (9)	$ 212,633	0.74%	0.82%	3.80%	77%
10/1/19 to 9/30/20	10.15	0.41	(0.10)	0.31	(0.41)	—	—	(0.41)	—	(0.10)	10.05	3.19	299,784	0.74	0.83	4.09	95
10/1/18 to 9/30/19	9.98	0.46	0.18	0.64	(0.42)	(0.05)	—	(0.47)	— (8)	0.17	10.15	6.57 (9)	177,574	0.73	0.85	4.57	81
10/1/17 to 9/30/18	10.43	0.48	(0.47)	0.01	(0.44)	(0.02)	—	(0.46)	—	(0.45)	9.98	0.14	162,322	0.73	0.83	4.66	70
10/1/16 to 9/30/17	10.31	0.50	0.09	0.59	(0.47)	—	—	(0.47)	—	0.12	10.43	5.90 (7)	205,821	0.75 (6)(7)	0.88	4.83 (7)	64
Class R6
10/1/20 to 9/30/21	$10.08	0.41	0.28	0.69	(0.39)	—	—	(0.39)	— (8)	0.30	$10.38	6.87% (9)	$ 6,345	0.60%	0.75%	3.94%	77%
10/1/19 to 9/30/20	10.17	0.42	(0.10)	0.32	(0.41)	—	—	(0.41)	—	(0.09)	10.08	3.28	6,068	0.60	0.76	4.25	95
10/1/18 to 9/30/19	9.98	0.46	0.20	0.66	(0.42)	(0.05)	—	(0.47)	— (8)	0.19	10.17	6.77 (9)	4,903	0.59	0.78	4.65	81
10/1/17 to 9/30/18	10.43	0.49	(0.47)	0.02	(0.45)	(0.02)	—	(0.47)	—	(0.45)	9.98	0.19	15,750	0.62	0.76	4.78	70
10/1/16 to 9/30/17	10.31	0.50	0.10	0.60	(0.48)	—	—	(0.48)	—	0.12	10.43	5.98 (7)	19,410	0.67 (6)(7)	0.82	4.79 (7)	64

Newfleet Multi-Sector Short Term Bond Fund
Class A
10/1/20 to 9/30/21	$ 4.73	0.10	0.03	0.13	(0.10)	—	—	(0.10)	—	0.03	$ 4.76	2.78%	$ 956,384	0.96% (14)	0.96%	2.02%	64%
10/1/19 to 9/30/20	4.72	0.12	0.02	0.14	(0.12)	(0.01)	—	(0.13)	—	0.01	4.73	3.10	857,107	0.98 (14)	0.98	2.58	70
10/1/18 to 9/30/19	4.65	0.14	0.07	0.21	(0.12)	(0.02)	—	(0.14)	—	0.07	4.72	4.62	898,392	0.97 (14)	0.98	3.01	58
10/1/17 to 9/30/18	4.78	0.14	(0.14)	—	(0.12)	(0.01)	—	(0.13)	—	(0.13)	4.65	0.05	711,425	0.97 (14)	0.98	2.88	55
10/1/16 to 9/30/17	4.78	0.14	—	0.14	(0.14)	—	—	(0.14)	—	—	4.78	3.07 (7)	925,677	1.00 (7)(14)	1.01	3.04 (7)	69
Class C
10/1/20 to 9/30/21	$ 4.79	0.09	0.04	0.13	(0.09)	—	—	(0.09)	—	0.04	$ 4.83	2.69%	$ 267,919	1.21% (14)	1.21%	1.82%	64%
10/1/19 to 9/30/20	4.78	0.11	0.02	0.13	(0.11)	(0.01)	—	(0.12)	—	0.01	4.79	2.81	433,279	1.21 (14)	1.21	2.35	70
10/1/18 to 9/30/19	4.71	0.13	0.07	0.20	(0.11)	(0.02)	—	(0.13)	—	0.07	4.78	4.31	575,524	1.21 (14)	1.21	2.78	58
10/1/17 to 9/30/18	4.84	0.13	(0.14)	(0.01)	(0.11)	(0.01)	—	(0.12)	—	(0.13)	4.71	(0.18)	1,039,109	1.20 (14)	1.21	2.66	55
10/1/16 to 9/30/17	4.84	0.13	—	0.13	(0.13)	—	—	(0.13)	—	—	4.84	2.78 (7)	1,266,378	1.25 (7)(14)	1.25	2.80 (7)	69
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Multi-Sector Short Term Bond Fund (Continued)
Class C1
10/1/20 to 9/30/21	$ 4.78	0.06	0.04	0.10	(0.06)	—	—	(0.06)	—	0.04	$ 4.82	2.19%	$ 70,114	1.71% (14)	1.71%	1.32%	64%
10/1/19 to 9/30/20	4.77	0.09	0.02	0.11	(0.09)	(0.01)	—	(0.10)	—	0.01	4.78	2.31	114,699	1.71 (14)	1.71	1.85	70
10/1/18 to 9/30/19	4.70	0.11	0.07	0.18	(0.09)	(0.02)	—	(0.11)	—	0.07	4.77	3.80	195,185	1.71 (14)	1.72	2.28	58
10/1/17 to 9/30/18	4.83	0.10	(0.13)	(0.03)	(0.09)	(0.01)	—	(0.10)	—	(0.13)	4.70	(0.68)	304,444	1.70 (14)	1.71	2.16	55
10/1/16 to 9/30/17	4.83	0.11	—	0.11	(0.11)	—	—	(0.11)	—	—	4.83	2.28 (7)	377,835	1.75 (7)(14)	1.75	2.30 (7)	69
Class I
10/1/20 to 9/30/21	$ 4.73	0.11	0.04	0.15	(0.11)	—	—	(0.11)	—	0.04	$ 4.77	3.25%	$5,221,147	0.71% (14)	0.71%	2.28%	64%
10/1/19 to 9/30/20	4.72	0.13	0.02	0.15	(0.13)	(0.01)	—	(0.14)	—	0.01	4.73	3.36	4,539,835	0.72 (14)	0.72	2.83	70
10/1/18 to 9/30/19	4.66	0.15	0.06	0.21	(0.13)	(0.02)	—	(0.15)	—	0.06	4.72	4.66	4,695,968	0.72 (14)	0.72	3.26	58
10/1/17 to 9/30/18	4.79	0.15	(0.14)	0.01	(0.13)	(0.01)	—	(0.14)	—	(0.13)	4.66	0.32	4,981,559	0.71 (14)	0.71	3.16	55
10/1/16 to 9/30/17	4.78	0.16	0.01	0.17	(0.16)	—	—	(0.16)	—	0.01	4.79	3.54 (7)	4,811,684	0.75 (7)(14)	0.76	3.30 (7)	69
Class R6
10/1/20 to 9/30/21	$ 4.74	0.12	0.04	0.16	(0.12)	—	—	(0.12)	—	0.04	$ 4.78	3.31%	$ 30,118	0.55%	0.67%	2.42%	64%
10/1/19 to 9/30/20	4.72	0.14	0.03	0.17	(0.14)	(0.01)	—	(0.15)	—	0.02	4.74	3.65	11,358	0.55	0.65	2.99	70
10/1/18 to 9/30/19	4.65	0.16	0.07	0.23	(0.14)	(0.02)	—	(0.16)	—	0.07	4.72	4.96	6,408	0.55	0.65	3.42	58
10/1/17 to 9/30/18	4.78	0.15	(0.13)	0.02	(0.14)	(0.01)	—	(0.15)	—	(0.13)	4.65	0.38	3,161	0.59 (6)	0.65	3.29	55
11/3/16 (11) to 9/30/17	4.76	0.15	0.02	0.17	(0.15)	—	—	(0.15)	—	0.02	4.78	3.54 (7)	2,533	0.70 (7)	0.71	3.05 (7)	69 (12)

Newfleet Senior Floating Rate Fund
Class A
10/1/20 to 9/30/21	$ 8.58	0.28	0.43	0.71	(0.28)	—	—	(0.28)	—	0.43	$ 9.01	8.40%	$ 72,274	1.04% (15)	1.08%	3.18%	65%
10/1/19 to 9/30/20	9.11	0.38	(0.54)	(0.16)	(0.37)	—	—	(0.37)	—	(0.53)	8.58	(1.66)	57,743	1.12 (15)	1.13	4.31	40
10/1/18 to 9/30/19	9.41	0.46	(0.30)	0.16	(0.46)	—	—	(0.46)	—	(0.30)	9.11	1.80	167,595	1.10 (15)	1.11	4.96	24
10/1/17 to 9/30/18	9.42	0.41	(0.01)	0.40	(0.41)	—	—	(0.41)	—	(0.01)	9.41	4.33	196,025	1.09	1.12	4.31	37
10/1/16 to 9/30/17	9.42	0.37	0.02	0.39	(0.39)	—	—	(0.39)	—	—	9.42	4.28	223,055	1.10 (6)	1.16	3.95	95
Class C
10/1/20 to 9/30/21	$ 8.59	0.22	0.43	0.65	(0.22)	—	—	(0.22)	—	0.43	$ 9.02	7.59%	$ 9,595	1.78% (15)	1.85%	2.49%	65%
10/1/19 to 9/30/20	9.12	0.30	(0.52)	(0.22)	(0.31)	—	—	(0.31)	—	(0.53)	8.59	(2.36)	27,287	1.86 (15)	1.92	3.47	40
10/1/18 to 9/30/19	9.42	0.39	(0.30)	0.09	(0.39)	—	—	(0.39)	—	(0.30)	9.12	1.05	47,050	1.86 (15)	1.92	4.23	24
10/1/17 to 9/30/18	9.44	0.33	(0.01)	0.32	(0.34)	—	—	(0.34)	—	(0.02)	9.42	3.45	78,558	1.84	1.91	3.55	37
10/1/16 to 9/30/17	9.43	0.30	0.03	0.33	(0.32)	—	—	(0.32)	—	0.01	9.44	3.50	97,800	1.85 (6)	1.92	3.20	95
Class I
10/1/20 to 9/30/21	$ 8.57	0.30	0.44	0.74	(0.31)	—	—	(0.31)	—	0.43	$ 9.00	8.68%	$ 136,742	0.79% (15)	0.83%	3.42%	65%
10/1/19 to 9/30/20	9.10	0.39	(0.52)	(0.13)	(0.40)	—	—	(0.40)	—	(0.53)	8.57	(1.39)	110,156	0.86 (15)	0.91	4.45	40
10/1/18 to 9/30/19	9.40	0.48	(0.30)	0.18	(0.48)	—	—	(0.48)	—	(0.30)	9.10	2.05	158,703	0.86 (15)	0.91	5.20	24
10/1/17 to 9/30/18	9.42	0.43	(0.02)	0.41	(0.43)	—	—	(0.43)	—	(0.02)	9.40	4.48	228,058	0.84	0.90	4.56	37
10/1/16 to 9/30/17	9.41	0.40	0.02	0.42	(0.41)	—	—	(0.41)	—	0.01	9.42	4.54	250,770	0.84 (6)	0.92	4.21	95
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Senior Floating Rate Fund (Continued)
Class R6
10/1/20 to 9/30/21	$ 8.57	0.32	0.43	0.75	(0.32)	—	—	(0.32)	—	0.43	$ 9.00	8.83%	$ 1,616	0.65% (15)	0.77%	3.61%	65%
10/1/19 to 9/30/20	9.11	0.37	(0.50)	(0.13)	(0.41)	—	—	(0.41)	—	(0.54)	8.57	(1.33)	2,746	0.70 (15)	0.82	4.51	40
10/1/18 to 9/30/19	9.40	0.49	(0.28)	0.21	(0.50)	—	—	(0.50)	—	(0.29)	9.11	2.31	219	0.71 (15)	0.84	5.35	24
10/1/17 to 9/30/18	9.42	0.44	(0.02)	0.42	(0.44)	—	—	(0.44)	—	(0.02)	9.40	4.60	105	0.75 (6)	0.86	4.70	37
11/3/16 (11) to 9/30/17	9.43	0.36	0.01	0.37	(0.38)	—	—	(0.38)	—	(0.01)	9.42	4.32	104	0.77 (6)	0.86	3.76	95 (12)

Newfleet Tax-Exempt Bond Fund
Class A
10/1/20 to 9/30/21	$11.45	0.23	— (8)	0.23	(0.23)	—	(0.09)	(0.32)	—	(0.09)	$11.36	2.04%	$ 37,928	0.85%	1.01%	2.05%	6%
10/1/19 to 9/30/20	11.34	0.25	0.11	0.36	(0.25)	—	—	(0.25)	—	0.11	11.45	3.17	37,078	0.85	1.01	2.21	6
10/1/18 to 9/30/19	10.88	0.27	0.53	0.80	(0.27)	—	(0.07)	(0.34)	—	0.46	11.34	7.50	38,374	0.85	0.99	2.47	4
10/1/17 to 9/30/18	11.28	0.31	(0.35)	(0.04)	(0.31)	—	(0.05)	(0.36)	—	(0.40)	10.88	(0.35)	36,238	0.85	0.99	2.78	15
10/1/16 to 9/30/17	11.55	0.31	(0.26)	0.05	(0.30)	—	(0.02)	(0.32)	—	(0.27)	11.28	0.48 (7)	46,657	0.85 (7)	1.03	2.78 (7)	9
Class C
10/1/20 to 9/30/21	$11.45	0.15	— (8)	0.15	(0.15)	—	(0.09)	(0.24)	—	(0.09)	$11.36	1.28%	$ 3,561	1.60%	1.75%	1.31%	6%
10/1/19 to 9/30/20	11.34	0.17	0.10	0.27	(0.16)	—	—	(0.16)	—	0.11	11.45	2.40	8,145	1.60	1.74	1.47	6
10/1/18 to 9/30/19	10.89	0.19	0.52	0.71	(0.19)	—	(0.07)	(0.26)	—	0.45	11.34	6.60	11,194	1.60	1.73	1.73	4
10/1/17 to 9/30/18	11.29	0.22	(0.34)	(0.12)	(0.23)	—	(0.05)	(0.28)	—	(0.40)	10.89	(1.09)	15,238	1.60	1.73	2.03	15
10/1/16 to 9/30/17	11.55	0.23	(0.25)	(0.02)	(0.22)	—	(0.02)	(0.24)	—	(0.26)	11.29	(0.18) (7)	20,832	1.60 (7)	1.78	2.03 (7)	9
Class I
10/1/20 to 9/30/21	$11.45	0.26	— (8)	0.26	(0.26)	—	(0.09)	(0.35)	—	(0.09)	$11.36	2.29%	$ 62,412	0.60%	0.77%	2.30%	6%
10/1/19 to 9/30/20	11.34	0.28	0.10	0.38	(0.27)	—	—	(0.27)	—	0.11	11.45	3.43	67,924	0.60	0.78	2.46	6
10/1/18 to 9/30/19	10.88	0.30	0.53	0.83	(0.30)	—	(0.07)	(0.37)	—	0.46	11.34	7.76	84,588	0.60	0.78	2.72	4
10/1/17 to 9/30/18	11.28	0.33	(0.34)	(0.01)	(0.34)	—	(0.05)	(0.39)	—	(0.40)	10.88	(0.10)	102,516	0.60	0.74	3.03	15
10/1/16 to 9/30/17	11.55	0.34	(0.26)	0.08	(0.33)	—	(0.02)	(0.35)	—	(0.27)	11.28	0.73 (7)	100,062	0.60 (7)	0.79	3.04 (7)	9

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(7)	State Street Bank & Trust, custodian for some of the Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
Newfleet Core Plus Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet High Yield Fund 0.08% (Class A), 0.08% (Class C), 0.08% (Class I), 0.00% (Class R6)
Newfleet Multi-Sector Intermediate Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet Multi-Sector Short Term Bond Fund 0.01% (Class A), 0.01% (Class C), 0.01% (Class C1), 0.01% (Class I), 0.01% (Class R6)
Newfleet Tax-Exempt Bond Fund 0.01% (Class A), 0.01% (Class C), 0.01% (Class I)
Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
   Newfleet Core Plus Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
   Newfleet High Yield Fund 0.08% (Class A), 0.08% (Class C), 0.08% (Class I), 0.00% (Class R6)
   Newfleet Multi-Sector Intermediate Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
   Newfleet Multi-Sector Short Term Bond Fund 0.01% (Class A), 0.01% (Class C), 0.01% (Class C1), 0.01% (Class I), 0.01% (Class R6)
Newfleet Tax-Exempt Bond Fund 0.01% (Class A), 0.01% (Class C), 0.01% (Class I)
(8)	Amount is less than $0.005 per share.
(9)	Payment from affiliate had no impact on total return.
(10)	Net expense ratio includes extraordinary proxy expenses.
(11)	Inception date.
(12)	Portfolio turnover is representative of the Fund for the entire period.
(13)	The Fund changed its fiscal year end to September 30, during the period.
(14)	The share class is currently under its expense limitation.
(15)	Ratios of total expenses excluding interest expense on borrowings for year ended September 30, 2021, 2020 and 2019, were 0.94% (Class A), 1.69% (Class C), 0.69% (Class I) and 0.55% (Class R6).
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2021
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 21 funds of the Trust are offered for sale, of which 7 (each a “Fund” or collectively, the “Funds”) are reported in this annual report. Each Fund’s investment objective is outlined in its respective Fund Summary page. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares and Class I shares. All of the Funds with the exception of the Newfleet Tax-Exempt Bond Fund offer Class R6 shares. The Newfleet Multi-Sector Short Term Bond Fund offers Class C1 shares.
Class A shares of Newfleet Low Duration Core Plus Bond Fund and Newfleet Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of 2.25% with some exceptions. Class A shares of the Newfleet Senior Floating Rate Fund and Newfleet Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, and Newfleet Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC (except the Newfleet Multi-Sector Short Term Bond Fund, which are sold without a sales charge), applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares for all Funds (except the Newfleet Multi-Sector Short Term Bond Fund) and Class C1 shares of the Newfleet Multi-Sector Short Term Bond Fund and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares of Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, Newfleet Multi-Sector Intermediate Bond Fund, Newfleet Senior Floating Rate Fund and Newfleet Tax-Exempt Bond Fund, and purchase greater than $249,999 of Class C shares of Newfleet Low Duration Core Plus Bond Fund, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Effective April 30, 2019, Class C shares of the Newfleet Multi-Sector Short Term Bond Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through reinvestment transactions. Shareholders who own Class C shares of the Newfleet Multi-Sector Short Term Bond Fund may continue to hold such shares until they convert to Class A shares under the existing conversion schedule, as described in the Fund’s prospectus, or may exchange them for Class C shares of another Virtus Mutual Fund as permitted by existing exchange privileges. All other Class C share characteristics of the Newfleet Multi-Sector Short Term Bond Fund, including 12b-1 Plan fees, shareholder service fees, and conversion features are unchanged. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment In-Kind Securities
Certain Funds may invest in payment in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Interest-Only and Principal-Only Securities
Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
K.	Securities Lending
Effective October 1, 2020, the Funds may resume loaning securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At September 30, 2021, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Newfleet Core Plus Bond Fund	$ 580	$ 580	$ —
Newfleet High Yield Fund	1,174	1,174	—
Newfleet Low Duration Core Plus Bond Fund	3,077	3,077	—
Newfleet Multi-Sector Intermediate Bond Fund	3,863	3,863	—
Newfleet Multi-Sector Short Term Bond Fund	3,081	3,081	—
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2021 for the Funds:
Fund	Securities Lending Transactions	Overnight and continuous
Newfleet Core Plus Bond Fund	Money Market Mutual Fund	$ 595
Newfleet High Yield Fund	Money Market Mutual Fund	1,221
Newfleet Low Duration Core Plus Bond Fund	Money Market Mutual Fund	3,160
Newfleet Multi-Sector Intermediate Bond Fund	Money Market Mutual Fund	3,997
Newfleet Multi-Sector Short Term Bond Fund	Money Market Mutual Fund	3,185
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $1 Billion	$1+ Billion
Newfleet Core Plus Bond Fund	0.45%	0.40%
Newfleet Tax-Exempt Bond Fund	0.45	0.40

	First $2 Billion	$2+ Billion
Newfleet Low Duration Core Plus Bond Fund	0.40%	0.375%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Newfleet High Yield Fund*	0.55%	0.50%	0.45%
Newfleet Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion through $10 Billion	Over $10 Billion
Newfleet Multi-Sector Short Term Bond Fund	0.55%	0.50%	0.45%	0.425%

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Newfleet Senior Floating Rate Fund	0.45%	0.40%	0.38%
*	Effective December 1, 2020. Prior to December 1, 2020, the Adviser’s fee on average daily net assets was as follows: 0.65% on the first $1 billion, 0.60% on the next $1 billion and 0.55% in excess of $2 billion.
B.	Subadviser
Newfleet Asset Management, LLC (the “Subadviser”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2022. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
Fund	Class A	Class C	Class C1	Class I	Class R6
Newfleet Core Plus Bond Fund	0.80%	1.55%	N/A %	0.55%	0.43%
Newfleet High Yield Fund	1.00	1.75	N/A	0.75	0.59 (1)
Newfleet Low Duration Core Plus Bond Fund	0.75	1.50	N/A	0.50	0.43
Newfleet Multi-Sector Intermediate Bond Fund	0.99	1.74	N/A	0.74	0.60
Newfleet Multi-Sector Short Term Bond Fund	1.10 (2)	1.35 (2)	1.85 (2)	0.85 (2)	0.55
Newfleet Senior Floating Rate Fund	0.94	1.69	N/A	0.69	0.55
Newfleet Tax-Exempt Bond Fund	0.85	1.60	N/A	0.60	N/A
(1)	Effective December 1, 2020. For the period October 1, 2020 through November 30, 2020, the expense cap for Class R6 shares was 0.69%.
(2)	Share class is currently below its expense cap.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending September 30:

	Expiration
Fund	2022	2023	2024	Total
Newfleet Core Plus Bond Fund
Class A	$ 89	$ 94	$ 90	$ 273
Class C	12	11	9	32
Class I	84	147	165	396
Class R6	2	3	3	8
Newfleet High Yield Fund
Class A	182	169	118	469
Class C	8	8	5	21
Class I	26	36	26	88
Class R6	4	3	6	13
Newfleet Low Duration Core Plus Bond Fund
Class A	158	133	129	420
Class C	46	35	30	111
Class I	612	646	770	2,028
Class R6	— (1)	1	1	2
Newfleet Multi-Sector Intermediate Bond Fund
Class A	85	76	69	230
Class C	50	33	20	103
Class I	168	203	206	577
Class R6	9	8	9	26
Newfleet Multi-Sector Short Term Bond Fund
Class R6	5	11	32	48
Newfleet Senior Floating Rate Fund
Class A	25	18	29	72
Class C	38	21	13	72
Class I	109	68	55	232
Class R6	— (1)	3	3	6
Newfleet Tax-Exempt Bond Fund
Class A	53	57	61	171
Class C	18	14	8	40
Class I	160	138	111	409
(1)	Amount is less than $500.

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
During the period ended September 30, 2021, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class C	Class I	Total
Newfleet Multi-Sector Intermediate Bond Fund	$— (1)	$—	$ — (1)
Newfleet Multi-Sector Short Term Bond Fund	— (1)	—	— (1)
Newfleet Senior Floating Rate Fund	2	2	4
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the fiscal year (the “period”) ended September 30, 2021, it retained net commissions of $45 for Class A shares and CDSC of $42, $10 and $14 for Class A shares, Class C shares and Class C1 shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares (0.50% for Newfleet Multi-Sector Short Term Bond Fund), and 1.00% for Class C1 shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Amount is less than $500.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended September 30, 2021, the Funds incurred administration fees totaling $7,215 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended September 30, 2021, the Funds incurred transfer agent fees totaling $3,223 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Payment from Affiliate
During the period ended September 30, 2021, Newfleet reimbursed Newfleet Multi-Sector Intermediate Bond Fund for losses. These amounts are included in “Net increase from payment by affiliates” in the Statements of Operations. There was no impact on the total return.
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified condition outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended September 30, 2021, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
I.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2021.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2021, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$ 56,930	$ 53,246
Newfleet High Yield Fund	43,372	45,962
Newfleet Low Duration Core Plus Bond Fund	571,058	309,559
Newfleet Multi-Sector Intermediate Bond Fund	271,660	361,906
Newfleet Multi-Sector Short Term Bond Fund	4,206,299	3,720,088
Newfleet Senior Floating Rate Fund	153,984	142,799

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	Purchases	Sales
Newfleet Tax-Exempt Bond Fund	$ 5,975	$ 13,545
Purchases and sales of long-term U.S. Government and agency securities during the period ended September 30, 2021, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$ 9,458	$ 10,445
Newfleet Low Duration Core Plus Bond Fund	46,013	40,732
Newfleet Multi-Sector Intermediate Bond Fund	12,444	17,050
Newfleet Multi-Sector Short Term Bond Fund	270,226	247,336
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Newfleet Core Plus Bond Fund				Newfleet High Yield Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	433	$ 5,138	379	$ 4,391	643	$ 2,719	505	$ 1,995
Reinvestment of distributions	57	679	72	830	468	1,982	533	2,107
Shares repurchased and cross class conversions	(731)	(8,665)	(434)	(5,003)	(1,415)	(6,007)	(1,909)	(7,549)
Net Increase / (Decrease)	(241)	$ (2,848)	17	$ 218	(304)	$ (1,306)	(871)	$ (3,447)
Class C
Shares sold and cross class conversions	83	$ 958	296	$ 3,363	66	$ 275	272	$ 1,038
Reinvestment of distributions	4	47	7	76	19	77	26	100
Shares repurchased and cross class conversions	(264)	(3,056)	(230)	(2,556)	(385)	(1,601)	(200)	(749)
Net Increase / (Decrease)	(177)	$ (2,051)	73	$ 883	(300)	$ (1,249)	98	$ 389
Class I
Shares sold and cross class conversions	2,228	$ 26,885	2,331	$ 27,455	1,016	$ 4,312	1,354	$ 5,388
Reinvestment of distributions	137	1,646	144	1,700	101	429	121	480
Shares repurchased and cross class conversions	(1,732)	(20,839)	(1,843)	(21,382)	(1,509)	(6,393)	(1,052)	(4,267)
Net Increase / (Decrease)	633	$ 7,692	632	$ 7,773	(392)	$ (1,652)	423	$ 1,601
Class R6
Shares sold and cross class conversions	40	$ 487	60	$ 712	308	$ 1,310	164	$ 625
Reinvestment of distributions	2	25	2	25	19	82	12	47
Shares repurchased and cross class conversions	(34)	(416)	(57)	(673)	(164)	(695)	(89)	(348)
Net Increase / (Decrease)	8	$ 96	5	$ 64	163	$ 697	87	$ 324

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	Newfleet Low Duration Core Plus Bond Fund				Newfleet Multi-Sector Intermediate Bond Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	3,365	$ 36,987	3,156	$ 34,300	1,750	$ 18,067	1,689	$ 16,867
Reinvestment of distributions	95	1,048	147	1,585	227	2,349	266	2,642
Shares repurchased and cross class conversions	(2,222)	(24,429)	(2,795)	(29,956)	(1,779)	(18,425)	(2,633)	(25,275)
Net Increase / (Decrease)	1,238	$ 13,606	508	$ 5,929	198	$ 1,991	(678)	$ (5,766)
Class C
Shares sold and cross class conversions	721	$ 7,915	855	$ 9,220	273	$ 2,855	796	$ 8,032
Reinvestment of distributions	11	117	25	267	56	587	88	882
Shares repurchased and cross class conversions	(978)	(10,748)	(956)	(10,322)	(1,454)	(15,169)	(1,724)	(17,226)
Net Increase / (Decrease)	(246)	$ (2,716)	(76)	$ (835)	(1,125)	$ (11,727)	(840)	$ (8,312)
Class I
Shares sold and cross class conversions	34,575	$ 380,072	20,700	$ 223,570	6,787	$ 70,111	20,726	$ 200,606
Reinvestment of distributions	714	7,839	787	8,507	573	5,912	544	5,397
Shares repurchased and cross class conversions	(14,066)	(154,516)	(17,292)	(184,467)	(16,613)	(171,362)	(8,918)	(86,555)
Net Increase / (Decrease)	21,223	$ 233,395	4,195	$ 47,610	(9,253)	$ (95,339)	12,352	$ 119,448
Class R6
Shares sold and cross class conversions	2,468	$ 27,070	9	$ 95	143	$ 1,491	230	$ 2,255
Reinvestment of distributions	1	10	1	7	16	169	17	169
Shares repurchased and cross class conversions	(21)	(233)	(—) (1)	(1)	(150)	(1,556)	(127)	(1,288)
Net Increase / (Decrease)	2,448	$ 26,847	10	$ 101	9	$ 104	120	$ 1,136
(1)	Amount is less than 500 shares.

	Newfleet Multi-Sector Short Term Bond Fund				Newfleet Senior Floating Rate Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	64,678	$ 308,633	45,831	$ 214,777	2,450	$ 21,880	3,363	$ 28,888
Reinvestment of distributions	3,506	16,718	4,513	21,038	201	1,792	477	4,209
Shares repurchased and cross class conversions	(48,581)	(231,788)	(59,515)	(276,484)	(1,360)	(12,108)	(15,504)	(131,601)
Net Increase / (Decrease)	19,603	$ 93,563	(9,171)	$ (40,669)	1,291	$ 11,564	(11,664)	$ (98,504)
Class C
Shares sold and cross class conversions	27	$ 129	3	$ 15	87	$ 779	207	$ 1,818
Reinvestment of distributions	1,313	6,350	2,666	12,596	48	427	136	1,174
Shares repurchased and cross class conversions	(36,232)	(175,335)	(32,673)	(154,019)	(2,249)	(20,067)	(2,322)	(19,895)
Net Increase / (Decrease)	(34,892)	$ (168,856)	(30,004)	$ (141,408)	(2,114)	$ (18,861)	(1,979)	$ (16,903)

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	Newfleet Multi-Sector Short Term Bond Fund				Newfleet Senior Floating Rate Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C1
Shares sold and cross class conversions	4,162	$ 20,098	4,727	$ 22,398	—	$ —	—	$ —
Reinvestment of distributions	215	1,038	487	2,295	—	—	—	—
Shares repurchased and cross class conversions	(13,810)	(66,616)	(22,152)	(104,849)	—	—	—	—
Net Increase / (Decrease)	(9,433)	$ (45,480)	(16,938)	$ (80,156)	—	$ —	—	$ —
Class I
Shares sold and cross class conversions	357,498	$ 1,709,159	328,899	$ 1,539,304	7,595	$ 67,477	5,589	$ 48,418
Reinvestment of distributions	20,996	100,297	26,392	123,234	249	2,216	396	3,427
Shares repurchased and cross class conversions	(242,228)	(1,157,709)	(390,608)	(1,799,312)	(5,504)	(48,814)	(10,563)	(90,886)
Net Increase / (Decrease)	136,266	$ 651,747	(35,317)	$ (136,774)	2,340	$ 20,879	(4,578)	$ (39,041)
Class R6
Shares sold and cross class conversions	5,181	$ 24,747	2,223	$ 10,419	7	$ 61	579	$ 5,154
Reinvestment of distributions	111	533	49	231	8	74	10	84
Shares repurchased and cross class conversions	(1,384)	(6,631)	(1,232)	(5,763)	(156)	(1,386)	(292)	(2,321)
Net Increase / (Decrease)	3,908	$ 18,649	1,040	$ 4,887	(141)	$ (1,251)	297	$ 2,917

	Newfleet Tax-Exempt Bond Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	479	$ 5,477	349	$ 3,963
Reinvestment of distributions	79	912	58	656
Shares repurchased and cross class conversions	(459)	(5,263)	(551)	(6,226)
Net Increase / (Decrease)	99	$ 1,126	(144)	$ (1,607)
Class C
Shares sold and cross class conversions	27	$ 316	143	$ 1,644
Reinvestment of distributions	12	134	11	124
Shares repurchased and cross class conversions	(437)	(5,000)	(429)	(4,852)
Net Increase / (Decrease)	(398)	$ (4,550)	(275)	$ (3,084)
Class I
Shares sold and cross class conversions	782	$ 8,979	827	$ 9,363
Reinvestment of distributions	157	1,799	125	1,425
Shares repurchased and cross class conversions	(1,380)	(15,831)	(2,476)	(27,869)
Net Increase / (Decrease)	(441)	$ (5,053)	(1,524)	$ (17,081)

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
Note 6. 10% Shareholders
As of September 30, 2021, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Newfleet Core Plus Bond Fund	25%	1
Newfleet Low Duration Core Plus Bond Fund	51	3
Newfleet Multi-Sector Intermediate Bond Fund	26	2
Newfleet Multi-Sector Short Term Bond Fund	46	3
Newfleet Senior Floating Rate Fund	35	2
*	The shareholders are not affiliated with Virtus.
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At September 30, 2021, the Funds did not hold any securities that were restricted.

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds (with the exception of the Newfleet Senior Floating Rate Fund) and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 10, 2022. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended September 30, 2021, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Fund had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Newfleet Multi-Sector Intermediate Bond Fund	$1	$6,780	1.29%	5
Note 11. Borrowings
($ reported in thousands)
On May 6, 2020, the Newfleet Senior Floating Rate Fund amended its Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $70,000. Borrowings under the Agreement are collateralized by investments of the Fund. The Agreement results in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund fails to meet or maintain certain covenants as required under the Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at LIBOR plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance, if less than 75% of the Commitment Amount is outstanding as a loan to the Fund. Total commitment fees paid for the period ended September 30, 2021, were $162 and are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Agreement has a term that extends until the 179th day after the date that the lender delivers a “notice of termination” to the Fund. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. For the period ended September 30, 2021, the average daily borrowings under the Agreement and the weighted daily average interest rate were $4,457 and 1.005%, respectively. At September 30, 2021, the Fund had $7,000 outstanding borrowings with an interest rate of 0.984%.
Note 12. Federal Income Tax Information
($ reported in thousands)
At September 30, 2021, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Newfleet Core Plus Bond Fund	$ 108,683	$ 3,625	$ (763)	$ 2,862
Newfleet High Yield Fund	59,519	2,340	(652)	1,688
Newfleet Low Duration Core Plus Bond Fund	796,637	6,617	(1,439)	5,178
Newfleet Multi-Sector Intermediate Bond Fund	328,576	9,201	(5,427)	3,774
Newfleet Multi-Sector Short Term Bond Fund	6,648,890	93,644	(43,777)	49,867
Newfleet Senior Floating Rate Fund	235,621	2,232	(2,256)	(24)
Newfleet Tax-Exempt Bond Fund	94,691	8,256	(149)	8,107
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended September 30, 2021, the Funds’ capital loss carryovers are as follows:
Fund	Short-Term	Long-Term
Newfleet High Yield Fund	$ —	$ 4,098

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
Fund	Short-Term	Long-Term
Newfleet Low Duration Core Plus Bond Fund	$ 1,611	$ —
Newfleet Multi-Sector Intermediate Bond Fund	—	11,366
Newfleet Multi-Sector Short Term Bond Fund	54,921	95,443
Newfleet Senior Floating Rate Fund	7,246	56,560
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Post-October Capital Loss Deferred	Capital Loss Deferred
Newfleet Core Plus Bond Fund	$637	$740	$ —	$ —	$ —
Newfleet High Yield Fund	351	—	—	—	4,098
Newfleet Low Duration Core Plus Bond Fund	351	—	—	—	1,611
Newfleet Multi-Sector Intermediate Bond Fund	256	—	—	—	11,366
Newfleet Multi-Sector Short Term Bond Fund	—	—	—	—	150,364
Newfleet Senior Floating Rate Fund	32	—	—	3,848	63,806
Newfleet Tax-Exempt Bond Fund	—	345	228	—	—
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal periods ended September 30, 2021 and 2020 was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Distributions	Return of Capital	Total
Newfleet Core Plus Bond Fund
9/30/21	$ 2,488	$ —	$ —	$ —	$ 2,488
9/30/20	2,752	—	—	—	2,752
Newfleet High Yield Fund
9/30/21	2,851	—	—	—	2,851
9/30/20	3,056	—	—	—	3,056
Newfleet Low Duration Core Plus Bond Fund
9/30/21	10,160	—	—	—	10,160
9/30/20	11,463	—	—	—	11,463
Newfleet Multi-Sector Intermediate Bond Fund
9/30/21	13,197	—	—	—	13,197
9/30/20	13,309	—	—	—	13,309
Newfleet Multi-Sector Short Term Bond Fund
9/30/21	142,981	—	—	—	142,981
9/30/20	163,992	—	—	16,609	180,601
Newfleet Senior Floating Rate Fund
9/30/21	6,877	—	—	—	6,877
9/30/20	11,818	—	—	—	11,818
Newfleet Tax-Exempt Bond Fund
9/30/21	1	890	2,318	—	3,209
9/30/20	3	—	2,767	—	2,770
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Opportunities Trust and Shareholders of Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund, Virtus Newfleet Senior Floating Rate Fund and Virtus Newfleet Tax-Exempt Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus Newfleet Multi-Sector
Intermediate Bond Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund, Virtus Newfleet Senior Floating Rate Fund and Virtus Newfleet Tax-Exempt Bond Fund (seven of the Funds constituting Virtus Opportunities Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2021, the related statements of operations for the year ended September 30, 2021, the statements of changes in net assets for each of the two years in the period ended September 30, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 26, 2021
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS OPPORTUNITIES TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2021
The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2022, the Funds will notify applicable shareholders of amounts for use in preparing 2021 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended September 30, 2021, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Long-Term Capital Gain Distributions
Newfleet Core Plus Bond Fund	$ 740
Newfleet Tax-Exempt Bond Fund	355
For federal income tax purposes, 100% of the income dividends paid by the Newfleet Tax-Exempt Bond Fund, qualify as exempt-interest dividends.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 17-19, 2021, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2020 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Burke, Donald C. YOB: 1960 Served Since: 2016 99 Portfolios	Retired.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (55 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2014), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Harris, Sidney E. YOB: 1949 Served Since: 2017 96 Portfolios	Private Investor (since 2021); Professor and Dean Emeritus (2015 to 2021), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (55 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Trustee (2013 to 2020) and Honorary Trustee (since 2020), KIPP Metro Atlanta; Director (1999 to 2019), Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Chairman (2012 to 2017), International University of the Grand Bassam Foundation; Trustee (since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 96 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm) Real Property Practice Group; and Member (since 2014), Counselors of Real Estate.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (55 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2019), 1892 Club, Inc. (non-profit); Director (2013 to 2020), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 96 Portfolios	Retired (since 2013). Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Director (since 2019), Global Payments Inc.; Trustee (since 2017), Virtus Mutual Fund Family (55 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2021), North Florida Land Trust; Director (2014 to 2019), Total System Services, Inc.; Member (since 2011) and Chair (2014 to 2016), Georgia State University, Robinson College of Business Board of Advisors; and Trustee (2005 to 2017), RidgeWorth Funds.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
McLoughlin, Philip YOB: 1946 Served Since: 1999 106 Portfolios	Retired.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2021), Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund, Virtus AllianzGI Convertible & Income Fund II, Virtus AllianzGI Diversified Income & Convertible, Virtus AllianzGI Equity & Convertible Income Fund and Virtus Dividend, Interest & Premium Strategy Fund; Advisory Board Member (since 2021), Virtus AllianzGI Convertible & Income 2024 Target Term Fund and Virtus AllianzGI Convertible & Income Fund; Director and Chairman (since 2016), Virtus Total Return Fund Inc.; Director and Chairman (2016 to 2019), the former Virtus Total Return Fund Inc.; Director and Chairman (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director (1991 to 2019) and Chairman (2010 to 2019), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (55 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 99 Portfolios	Retired.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Alternative Solutions Trust (2 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); and Trustee (since 2001), Virtus Mutual Fund Family (55 portfolios).
Walton, R. Keith YOB: 1964 Served Since: 2020 96 Portfolios	Managing Director (2020 to 2021), Lafayette Square Holding Company LLC; Venture and Operating Partner (since 2020), Plexo Capital, LLC; Venture Partner (since 2019) and Senior Adviser (2018 to 2019), Plexo, LLC; Senior Adviser (2018 to 2019), Vatic Labs, LLC; Executive Vice President, Strategy (2017 to 2019), Zero Mass Water, LLC; Vice President, Strategy (2013 to 2017), Arizona State University; Partner (since 2006), Global Infrastructure Partners.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2020) Virtus Alternative Solutions Trust (2 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (55 portfolios); Director (since 2017), certain funds advised by Bessemer Investment Management LLC; Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (2006 to 2019), Systematica Investments Limited Funds; Director (2006 to 2017), BlueCrest Capital Management Funds; Trustee (2014 to 2017), AZ Service; Director (since 2004), Virtus Total Return Fund Inc.; and Director (2004 to 2019), the former Virtus Total Return Fund Inc.
Zino, Brian T. YOB: 1952 Served Since: 2020 103 Portfolios	Retired. Various roles (1982 to 2009), J. & W. Seligman & Co. Incorporated, including President (1994 to 2009).	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus AllianzGI Closed-End Funds (7 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2020), Virtus Alternative Solutions Trust (2 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (55 portfolios); Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (since 2014), Virtus Total Return Fund Inc.; Director (2014 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2011), Bentley University; Director (1986 to 2009) and President (1994 to 2009), J&W Seligman Co. Inc.; Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002), ICI Mutual Insurance Company; Member, Board of Governors of ICI (1998 to 2008).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Length of Time Served and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Served Since: 2006 108 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries, and various senior officer positions with Virtus affiliates (since 2005).	Trustee and President (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee and President (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee, President and Chief Executive Officer (since 2021), Virtus AllianzGI Closed-End Funds (7 portfolios); and Chairman and Trustee (since 2015), Virtus ETF Trust II (5 portfolios); Director, President and Chief Executive Officer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Director (since 2013), Virtus Global Funds, PLC (5 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (55 portfolios); Director, President and Chief Executive Officer (since 2006), Virtus Total Return Fund Inc.; and Director, President and Chief Executive Officer (2006 to 2019), the former Virtus Total Return Fund Inc.
*Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.
Advisory Board Members
Name, Year of Birth, Length of Time Served, and Number of Portfolios in Fund Complex Overseen	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Cogan, Sarah E. YOB: 1956 Served Since: 2021 103 Portfolios	Retired Partner, Simpson Thacher & Bartlett LLP (“STB”) (law firm) (since 2018); Director, Girl Scouts of Greater New York (since 2016); Trustee, Natural Resources Defense Council, Inc. (since 2013); and formerly, Partner, STB (1989 to 2018).	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (55 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2019), Virtus AllianzGI Closed-End Funds (7 portfolios); Trustee (since 2019), PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Energy and Tactical Credit Opportunities Fund, PCM Fund, Inc, PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund; and Trustee (since 2019), PIMCO Managed Accounts Trust (5 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served, and Number of Portfolios in Fund Complex Overseen	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
DeCotis, Deborah A. YOB: 1952 Served Since: 2021 103 Portfolios	Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Member, Circle Financial Group (since 2009); Member, Council on Foreign Relations (since 2013); Trustee, Smith College (since 2017); and Director, Watford Re (since 2017). Formerly, Co-Chair Special Projects Committee, Memorial Sloan Kettering (2005 to 2015); Trustee, Stanford University (2010 to 2015); and Principal, LaLoop LLC, a retail accessories company (1999 to 2014).	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (55 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2020), PIMCO Dynamic Income Opportunities Fund; Trustee (since 2019), PIMCO Energy and Tactical Credit Opportunities Fund and Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2018), PIMCO Flexible Municipal Income Fund Trustee (since 2017), PIMCO Flexible Credit Income Fund and Virtus AllianzGI Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus AllianzGI Diversified Income & Convertible Fund; Trustee (since 2014), Virtus Investment Trust (13 portfolios); Trustee (since 2013), PIMCO Dynamic Credit and Mortgage Income Fund; Trustee (since 2012), PIMCO Dynamic Income Fund; Trustee (since 2011), Virtus Strategy Trust (12 portfolios); Trustee (since 2011), PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund, Inc., PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., PIMCO Managed Accounts Trust (5 portfolios); and Trustee (since 2011), Virtus AllianzGI Convertible & Income Fund, Virtus AllianzGI Convertible & Income Fund II, Virtus AllianzGI Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund.
Drummond, F. Ford YOB: 1962 Served Since: 2021 103 Portfolios	Owner/Operator (since 1998), Drummond Ranch; formerly Board Member (2006 to 2020) and Chairman (2016 to 2018), Oklahoma Water Resources Board;, Director (1998 to 2008), The Cleveland Bank; and General Counsel (1998 to 2008), BMIHealth Plans (benefits administration).	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (55 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2017), Virtus AllianzGI Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus AllianzGI Convertible & Income Fund, Virtus AllianzGI Convertible & Income Fund II, Virtus AllianzGI Diversified Income & Convertible Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus AllianzGI Equity & Convertible Income Fund; Trustee (since 2014), Virtus Strategy Trust (12 portfolios); Director (since 2011), Bancfirst Corporation; and Trustee (since 2006), Virtus Investment Trust (13 portfolios).
Moyer, William R. YOB: 1944 Served Since: 2020 96 Portfolios	Private investor (since 2004); and Financial and Operations Principal (2006 to 2017), Newcastle Distributors LLC (broker dealer).	Advisory Board Member (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Advisory Board Member (since 2020), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (55 portfolios); Advisory Board Member (since 2020) and Director (2016 to 2019), Virtus Total Return Fund Inc.; Director (2016 to 2019), the former Virtus Total Return Fund Inc.; Advisory Board Member (2020 to 2021) and Director (2014 to 2019), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Advisory Board Member (since 2020) and Trustee (2011 to 2019), Virtus Global Multi-Sector Income Fund; Advisory Board Member (since 2020) and Trustee (2013 to 2016), Virtus Alternative Solutions Trust (2 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter J. YOB: 1970	Senior Vice President (since 2017), and Vice President (2008 to 2016).	Senior Vice President, Product Development (since 2017), Vice President, Product Development (2008 to 2016), and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Senior Vice President (since 2021), Virtus Investment Trust and Virtus Strategy Trust; Senior Vice President (since 2021), AllianzGI Closed-End Funds; Senior Vice President (since 2017) and Vice President (2008 to 2016), Virtus Mutual Fund Family; Senior Vice President (since 2017) and Vice President (2010 to 2016), Virtus Variable Insurance Trust; Senior Vice President (since 2017) and Vice President (2013 to 2016), Virtus Alternative Solutions Trust; Senior Vice President (2017 to 2021) and Vice President (2016 to 2017), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017) and Vice President (2016 to 2017), Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; and Senior Vice President (2017 to 2019) and Vice President (2016 to 2017), the former Virtus Total Return Fund Inc.
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), and various officer positions (since 2006), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President, Chief Financial Officer and Treasurer (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Executive Vice President, Chief Financial Officer and Treasurer (since 2021), Virtus Investment Trust and Virtus Strategy Trust; Executive Vice President, Chief Financial Officer and Treasurer (since 2021), Virtus AllianzGI Closed-End Funds; Director (since 2019), Virtus Global Funds ICAV; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Chief Financial Officer and Treasurer (since 2010), Virtus Total Return Fund Inc.; Executive Vice President (2016 to 2019), Senior Vice President (2013 to 2016), Vice President (2012 to 2013), Chief Financial Officer and Treasurer (since 2010), the former Virtus Total Return Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President ( 2016 to 2021), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust; Director (since 2013), Virtus Global Funds, PLC; and Vice President and Assistant Treasurer (since 2011), Duff & Phelps Utility and Infrastructure Fund Inc.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013); Vice President (2005 to 2013); Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), and various officer positions (since 2005), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Interim Chief Legal Officer (since 2021), Senior Vice President and Assistant Secretary (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Interim Chief Legal Officer (since 2021), Senior Vice President and Assistant Secretary (since 2021), Virtus Investment Trust and Virtus Strategy Trust; Assistant Secretary, (since 2021), Virtus AllianzGI Closed-End Funds; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Interim Chief Legal Officer (since 2021), Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc.; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013) and Assistant Secretary (2013 to 2014 and 2017 to 2019), the former Virtus Total Return Fund Inc.; Interim Chief Legal Officer (since 2021), Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Interim Chief Legal Officer (since 2021), Senior Vice President (2013 to 2014), Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (2015 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Interim Chief Legal Officer (since 2021), Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017); Vice President (2011 to 2017); and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), and various officer positions (since 2003), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President and Chief Compliance Officer (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Senior Vice President and Chief Compliance Officer (since 2021), Virtus Investment Trust, Virtus Strategy Trust and Virtus AllianzGI Closed-End Funds; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc.; Senior Vice President (2017 to 2019), Vice President (2012 to 2017) and Chief Compliance Officer (2012 to 2019), the former Virtus Total Return Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (2017 to 2021), Vice President (2014 to 2017) and Chief Compliance Officer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Senior Vice President (since 2021), Virtus Investment Trust, Virtus Strategy Trust and Virtus Closed-End Funds; Senior Vice President (2018 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Senior Vice President (since 2018), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Senior Vice President (2018 to 2019), the former Virtus Total Return Fund Inc.; Senior Vice President (since 2017), Virtus Mutual Fund Family; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Smirl, Richard W. YOB: 1967	Executive Vice President (since 2021).	Executive Vice President, Product Management (since 2021), and Executive Vice President and Chief Operating Officer (since 2021), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Executive Vice President (since 2021), Virtus Mutual Fund Family, Virtus Investment Trust, Virtus Strategy Trust, Virtus Global Multi-Sector Income Fund, and Virtus Total Return Fund Inc.; Executive Vice President (May to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Operating Officer (2018 to 2021), Russell Investments; Executive Director (Jan. to July 2018), State of Wisconsin Investment Board; and Partner and Chief Operating Officer (2004 to 2018), William Blair Investment Management.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Advisory Board Members
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8639	11-21

ANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

September 30, 2021
Virtus Duff & Phelps Global Infrastructure Fund
Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Duff & Phelps International Real Estate Securities Fund
Virtus Duff & Phelps Real Asset Fund
Virtus Duff & Phelps Real Estate Securities Fund
Virtus FORT Trend Fund
Virtus KAR Developing Markets Fund
Virtus KAR Emerging Markets Small-Cap Fund
Virtus KAR International Small-Mid Cap Fund* (f/k/a Virtus KAR International Small-Cap Fund)
Virtus KAR International Small-Mid Cap Fund II* (f/k/a Virtus KAR International Small-Mid Cap Fund)
Virtus Vontobel Emerging Markets Opportunities Fund*
Virtus Vontobel Foreign Opportunities Fund
Virtus Vontobel Global Opportunities Fund
Virtus Vontobel Greater European Opportunities Fund
*Prospectus supplement applicable to this fund appears at the back of this annual report.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Message to Shareholders		1
Disclosure of Fund Expenses		2
Key Investment Terms		6
Fund	Fund Summary	Schedule of Investments
Virtus Duff & Phelps Global Infrastructure Fund (“Duff & Phelps Global Infrastructure Fund”)	10	48
Virtus Duff & Phelps Global Real Estate Securities Fund (“Duff & Phelps Global Real Estate Securities Fund”)	13	49
Virtus Duff & Phelps International Real Estate Securities Fund (“Duff & Phelps International Real Estate Securities Fund”)	16	51
Virtus Duff & Phelps Real Asset Fund (“Duff & Phelps Real Asset Fund”)	19	53
Virtus Duff & Phelps Real Estate Securities Fund (“Duff & Phelps Real Estate Securities Fund”)	22	54
Virtus FORT Trend Fund (“FORT Trend Fund”)	25	55
Virtus KAR Developing Markets Fund (“KAR Developing Markets Fund”)	28	58
Virtus KAR Emerging Markets Small-Cap Fund (“KAR Emerging Markets Small-Cap Fund”)	30	60
Virtus KAR International Small-Mid Cap Fund (“KAR International Small-Mid Cap Fund”) (f/k/a: Virtus KAR International Small-Mid Cap Fund)	32	62
Virtus KAR International Small-Mid Cap Fund II (“KAR International Small-Mid Cap Fund II”) (f/k/a: Virtus KAR International Small-Mid Cap Fund II)	34	64
Virtus Vontobel Emerging Markets Opportunities Fund (“Vontobel Emerging Markets Opportunities Fund”)	36	66
Virtus Vontobel Foreign Opportunities Fund (“Vontobel Foreign Opportunities Fund”)	39	68
Virtus Vontobel Global Opportunities Fund (“Vontobel Global Opportunities Fund”)	42	70
Virtus Vontobel Greater European Opportunities Fund (“Vontobel Greater European Opportunities Fund”)	45	72
Statements of Assets and Liabilities		74
Statements of Operations		82
Statements of Changes in Net Assets		86
Financial Highlights		93
Notes to Financial Statements		103
Report of Independent Registered Public Accounting Firm		123
Tax Information Notice		124
Statement Regarding Liquidity Risk Management Program		125
Fund Management Tables		126
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To Virtus Opportunities Trust Shareholders:
I am pleased to present this annual report, which reviews the performance of your Fund for the 12 months ended September 30, 2021.
During this fiscal year, markets expressed optimism about the economic reopening that was driven by the release of COVID-19 vaccines, monetary support, and fiscal stimulus. Doubts crept in during the period, however, as the Delta variant impacted productivity and cascading supply chain issues led to higher prices. Strong corporate profitability drove equity markets higher for much of the period, although concerns about inflation and interest rates hindered fixed income markets.

Domestic and international equity indexes delivered strong returns for the 12 months ended September 30, 2021. U.S. large-capitalization stocks returned 30.00%, as measured by the S&P 500® Index, but were outpaced by small-cap stocks, which gained 47.68%, as measured by the Russell 2000® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 25.73%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 18.20%.

In fixed income markets, the yield on the 10-year Treasury rose sharply to 1.52% on September 30, 2021, from 0.69% on September 30, 2020, based on fears of rising inflation. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 0.90% for the 12-month period, but non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, were up 11.28%.
On behalf of our investment managers, I thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Opportunities Trust
November 2021
Refer to the Manager’s Discussion section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.
1

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF April 1, 2021 TO September 30, 2021
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended September 30, 2021.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 1,026.90	1.28%	$ 6.50
	Class C	1,000.00	1,023.10	2.03	10.30
	Class I	1,000.00	1,028.50	0.98	4.98
	Class R6	1,000.00	1,028.90	0.85	4.32
Duff & Phelps Global Real Estate Securities Fund
	Class A	1,000.00	1,112.80	1.40	7.42
	Class C	1,000.00	1,108.70	2.15	11.37
	Class I	1,000.00	1,114.20	1.15	6.09
	Class R6	1,000.00	1,115.50	0.89	4.72
Duff & Phelps International Real Estate Securities Fund
	Class A	1,000.00	1,029.20	1.50	7.63
	Class C	1,000.00	1,025.70	2.25	11.43
	Class I	1,000.00	1,029.20	1.25	6.36
Duff & Phelps Real Asset Fund
	Class A	1,000.00	1,085.60	0.82	4.29
	Class C	1,000.00	1,081.30	1.64	8.56
	Class I	1,000.00	1,087.70	0.56	2.93
Duff & Phelps Real Estate Securities Fund
	Class A	1,000.00	1,160.00	1.33	7.20
	Class C	1,000.00	1,156.10	2.04	11.03
	Class I	1,000.00	1,161.70	1.07	5.80
	Class R6	1,000.00	1,163.20	0.79	4.28
FORT Trend Fund
	Class A	1,000.00	995.20	1.44	7.20
	Class C	1,000.00	991.20	2.18	10.88
	Class I	1,000.00	996.60	1.18	5.91
	Class R6	1,000.00	996.70	1.10	5.51
KAR Developing Markets Fund**
	Class A	1,000.00	963.00	1.55	4.17
	Class C	1,000.00	961.00	2.30	6.18
	Class I	1,000.00	964.00	1.30	3.50
	Class R6	1,000.00	964.00	1.22	3.28
2

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2021 TO September 30, 2021
		Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
KAR Emerging Markets Small-Cap Fund
	Class A	$1,000.00	$1,032.20	1.85%	$ 9.42
	Class C	1,000.00	1,028.40	2.60	13.22
	Class I	1,000.00	1,033.80	1.52	7.75
	Class R6	1,000.00	1,034.40	1.41	7.19
KAR International Small-Mid Cap Fund
	Class A	1,000.00	1,056.40	1.53	7.89
	Class C	1,000.00	1,052.60	2.25	11.58
	Class I	1,000.00	1,057.90	1.22	6.29
	Class R6	1,000.00	1,058.20	1.15	5.93
KAR International Small-Mid Cap Fund II
	Class A	1,000.00	1,056.40	1.45	7.47
	Class C	1,000.00	1,052.60	2.20	11.32
	Class I	1,000.00	1,057.90	1.20	6.19
	Class R6	1,000.00	1,058.20	1.10	5.68
Vontobel Emerging Markets Opportunities Fund
	Class A	1,000.00	909.20	1.53	7.32
	Class C	1,000.00	905.90	2.20	10.51
	Class I	1,000.00	910.10	1.21	5.79
	Class R6	1,000.00	911.10	0.98	4.70
Vontobel Foreign Opportunities Fund
	Class A	1,000.00	1,094.20	1.39	7.30
	Class C	1,000.00	1,090.40	2.05	10.74
	Class I	1,000.00	1,095.80	1.07	5.62
	Class R6	1,000.00	1,096.40	0.95	4.99
Vontobel Global Opportunities Fund
	Class A	1,000.00	1,058.80	1.36	7.02
	Class C	1,000.00	1,055.30	2.11	10.87
	Class I	1,000.00	1,060.60	1.09	5.63
	Class R6	1,000.00	1,061.30	0.90	4.65
Vontobel Greater European Opportunities Fund
	Class A	1,000.00	1,098.60	1.40	7.37
	Class C	1,000.00	1,093.90	2.15	11.29
	Class I	1,000.00	1,099.30	1.15	6.05

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	June 23, 2021, is the date the Fund started accruing expenses. Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (100) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
3

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2021 TO September 30, 2021
		Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 1,018.65	1.28%	$ 6.48
	Class C	1,000.00	1,014.89	2.03	10.25
	Class I	1,000.00	1,020.16	0.98	4.96
	Class R6	1,000.00	1,020.81	0.85	4.31
Duff & Phelps Global Real Estate Securities Fund
	Class A	1,000.00	1,018.05	1.40	7.08
	Class C	1,000.00	1,014.29	2.15	10.86
	Class I	1,000.00	1,019.30	1.15	5.82
	Class R6	1,000.00	1,020.61	0.89	4.51
Duff & Phelps International Real Estate Securities Fund
	Class A	1,000.00	1,017.55	1.50	7.59
	Class C	1,000.00	1,013.79	2.25	11.36
	Class I	1,000.00	1,018.80	1.25	6.33
Duff & Phelps Real Asset Fund
	Class A	1,000.00	1,020.96	0.82	4.15
	Class C	1,000.00	1,016.85	1.64	8.29
	Class I	1,000.00	1,022.26	0.56	2.84
Duff & Phelps Real Estate Securities Fund
	Class A	1,000.00	1,018.40	1.33	6.73
	Class C	1,000.00	1,014.84	2.04	10.30
	Class I	1,000.00	1,019.70	1.07	5.42
	Class R6	1,000.00	1,021.11	0.79	4.00
FORT Trend Fund
	Class A	1,000.00	1,017.85	1.44	7.28
	Class C	1,000.00	1,014.14	2.18	11.01
	Class I	1,000.00	1,019.15	1.18	5.97
	Class R6	1,000.00	1,019.55	1.10	5.57
KAR Developing Markets Fund**
	Class A	1,000.00	1,009.45	1.55	4.27
	Class C	1,000.00	1,007.40	2.30	6.32
	Class I	1,000.00	1,010.14	1.30	3.58
	Class R6	1,000.00	1,010.36	1.22	3.36
KAR Emerging Markets Small-Cap Fund
	Class A	1,000.00	1,015.79	1.85	9.35
	Class C	1,000.00	1,012.03	2.60	13.11
	Class I	1,000.00	1,017.45	1.52	7.69
	Class R6	1,000.00	1,018.00	1.41	7.13
KAR International Small-Mid Cap Fund
	Class A	1,000.00	1,017.40	1.53	7.74
	Class C	1,000.00	1,013.79	2.25	11.36
	Class I	1,000.00	1,018.95	1.22	6.17
	Class R6	1,000.00	1,019.30	1.15	5.82
KAR International Small-Mid Cap Fund II
	Class A	1,000.00	1,017.80	1.45	7.33
	Class C	1,000.00	1,014.04	2.20	11.11
	Class I	1,000.00	1,019.05	1.20	6.07
	Class R6	1,000.00	1,019.55	1.10	5.57
Vontobel Emerging Markets Opportunities Fund
	Class A	1,000.00	1,017.40	1.53	7.74
	Class C	1,000.00	1,014.04	2.20	11.11
	Class I	1,000.00	1,019.00	1.21	6.12
	Class R6	1,000.00	1,020.16	0.98	4.96
4

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2021 TO September 30, 2021
		Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Vontobel Foreign Opportunities Fund
	Class A	$1,000.00	$1,018.10	1.39%	$ 7.03
	Class C	1,000.00	1,014.79	2.05	10.35
	Class I	1,000.00	1,019.70	1.07	5.42
	Class R6	1,000.00	1,020.31	0.95	4.81
Vontobel Global Opportunities Fund
	Class A	1,000.00	1,018.25	1.36	6.88
	Class C	1,000.00	1,014.49	2.11	10.66
	Class I	1,000.00	1,019.60	1.09	5.52
	Class R6	1,000.00	1,020.56	0.90	4.56
Vontobel Greater European Opportunities Fund
	Class A	1,000.00	1,018.05	1.40	7.08
	Class C	1,000.00	1,014.29	2.15	10.86
	Class I	1,000.00	1,019.30	1.15	5.82

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	June 23, 2021, is the date the Fund started accruing expenses. Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (100) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
5

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2021
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Global Aggregate Bond Index
The Bloomberg Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-five local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. There are four regional aggregate benchmarks that largely comprise the Global Aggregate Index: the US Aggregate, the Pan-European Aggregate, the Asian-Pacific Aggregate, and the Canadian Aggregate Indices. The Global Aggregate Index also includes Eurodollar, Euro-Yen, and 144A Index-eligible securities, and debt from three local currency markets not tracked by the regional aggregate benchmarks (CLP, MXN, and ILS).
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Consumer Price Index (“CPI”)
The Consumer Price Index is the official measure of inflation of consumer prices of the United Kingdom. It is also called the Harmonised Index of Consumer Prices.
Crest Depository Interest (“CDI”)
A Crest Depository Interest is a UK financial security that represents a stock traded on a stock exchange outside the UK. CDIs are issued by Crest, and one CDI is the equivalent of one share of an eligible foreign stock.
Earnings Before Interest, Taxes, Depreciation, and Amortization (“EBITDA”)
A company’s earnings before interest, taxes, depreciation, and amortization is a measure of a company’s profitability of the operating business only, thus before any effects of interest, taxes and costs required to maintain its asset base. It is derived by subtracting from revenues all costs of the operating business (e.g. wages, costs of raw materials, services.) but not depreciation, amortization, interest, lease expenses, and taxes.
European Central Bank (“ECB”)
The ECB is responsible for conducting monetary policy for the euro area. The ECB was established as the core of the Euro-system and the European System of Central Banks (“ESCB”). The ESCB comprises the ECB and the National Central Banks (“NCBs”) of all 17 EU Member States whether they have adopted the Euro or not.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches, and all national and state banks that are part of the system.
FTSE Developed Core Infrastructure 50/50 Index (net)
The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization-weighted index that gives participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% utilities, 30% transportation including capping of 7.5% for railroads/railways, and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
FTSE EPRA NAREIT Developed ex-U.S. Index (net)
The FTSE EPRA NAREIT Developed ex-US Index (net) is a free-float market capitalization-weighted index measuring publicly traded equity REITs and listed property companies from developed markets excluding the United States, which meet minimum size and liquidity requirements. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
6

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) September 30, 2021
FTSE EPRA NAREIT Developed Index (net)
The FTSE EPRA NAREIT Developed Index (net) is a free-float market capitalization-weighted index measuring publicly traded equity REITs and listed property companies from developed markets, which meet minimum size and liquidity requirements. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
FTSE NAREIT Equity REITs Index
The FTSE NAREIT Equity REITs Index is a free-float market capitalization index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Global Depositary Receipt (“GDR”)
A certificate issued by a bank that represents shares in a foreign stock on two or more global markets.
Global Infrastructure Linked Benchmark
The Global Infrastructure Linked Benchmark consists of the FTSE Developed Core Infrastructure 50/50 Index (net), a free float-adjusted market capitalization-weighted index that gives participants an industry-defined interpretation of developed market infrastructure companies and adjusts the exposure to certain infrastructure subsectors. The constituent weights are 50% utilities, 30% transportation (including capping 7.5% for railroads/railways), and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment. Performance of the Global Infrastructure Linked Benchmark between 9/1/2008 and 9/30/2016 represents a 100% allocation to the MSCI World Infrastructure Sector Capped Index. Prior to 9/1/2008 the allocation consisted of 65% MSCI USA Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI All Country World ex USA Utilities Index.
Gross Domestic Product (“GDP”)
The market value of all officially recognized final goods and services produced within a country in a given period.
Gross Merchandise Volume (“GMV”)
A term used in online retailing to indicate a total sales monetary-value for merchandise sold through a particular marketplace over a certain time frame.
ICE BofA 3-month U.S. Treasury Bill Index
The ICE BofA 3-month U.S. Treasury Bill Index measures performance of the three-month Treasury bill, based on monthly average auction rates. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Joint Stock Company (“JSC”)
A joint-stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI All Country World ex USA Index (net)
The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI All Country World ex USA Small Cap Index
The MSCI All Country World ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the U.S.) and 26 Emerging Markets (EM) countries. With 4,391 constituents, the index covers approximately 14% of the global equity opportunity set outside the US.
7

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) September 30, 2021
MSCI All Country World ex USA SMID Cap Index (net)
The MSCI ACWI ex USA SMID Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI All Country World Index (net)
The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Small Cap Index (net)
The MSCI Emerging Markets Small Cap Index (net) is a free float-adjusted market capitalization-weighted index designed to measure small cap equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Europe Index (net)
The MSCI Europe Index (net) is a free float-adjusted market capitalization weighted index that measures equity market performance of the developed markets in Europe. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI World Index (net)
The MSCI World Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Public Joint Stock Company (“PJSC”)
A public joint stock company is a method to allow thousands or millions of people to jointly own a business. The most important feature is limited liability. The most important function of a public joint stock company is that the investor can only lose their initial investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Reflation
An expansion in the level of output of an economy by government stimulus, using either fiscal or monetary policy.
Russell 1000® Growth Index
The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell 1000® Value Index
The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
8

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) September 30, 2021
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Senior Floating Rate Debt
Floating rate debt, or bank loans, provide a floating rate of income and may provide investors with attractive risk-adjusted return potential, particularly during a rising rate environment.
S&P GSCI Total Return Index
The S&P GSCI serves as a benchmark for investment in the commodity markets and as a measure of commodity performance over time. It is a tradable index that is readily available to market participants of the Chicago Mercantile Exchange.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Standard & Poor’s Depositary Receipt (SPDR®)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
Stoxx Europe 600 Index
A stock index of European stocks designed by STOXX Ltd. This index has a fixed number of 600 components representing large, mid and small capitalization companies among 17 European countries, covering approximately 90% of the free-float market capitalization of the European stock market (not limited to the Eurozone).
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
U.S. Dollar Index (DXY)
The U.S. Dollar Index (USDX, DXY, DX, or, informally, the “Dixie”) is an index (or measure) of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of U.S. trade partners’ currencies. The Index goes up when the U.S. dollar gains “strength” (value) when compared to other currencies.
U.S. Treasury-Inflation Protected Securities (“TIPS”)
A United States Treasury security that is indexed to inflation in order to protect investors from the negative effects of inflation.
West Texas Intermediate (“WTI”)
West Texas Intermediate (WTI) is a crude oil that serves as one of the main global oil benchmarks.
9

Ticker Symbols:
Class A: PGUAX
Class C: PGUCX
Class I: PGIUX
Class R6: VGIRX
Duff & Phelps Global Infrastructure Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is diversified and has investment objectives of both capital appreciation and current income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 13.82%†, Class C shares at NAV returned 12.92%, Class I shares at NAV returned 14.14%†, and Class R6 shares at NAV returned 14.30%. For the same period, the FTSE Developed Core Infrastructure 50/50 Index (net), a broad-based equity index, returned 15.28%, and the Global Infrastructure Linked Benchmark, the Fund’s style-specific benchmark appropriate for comparison, returned 15.28%.
   † See footnote 3 on page 12.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
Global equity markets rallied 28.82%, as measured by the MSCI World Index (net), for the 12-month period. The positive performance was sparked by progress in vaccine deployment, supportive monetary policy, and encouraging signs of economic recovery. At the end of the reporting period, investors were becoming more concerned about the potential impact of rising inflation and supply chain issues on the market.
The Fund’s benchmark, the FTSE Developed Core Infrastructure 50/50 Index (net) posted a gain of 15.28% for the 12-month period, significantly underperforming the broader global equity markets. Midstream energy was the only infrastructure sector to beat the broader market over this period, while transportation, communications, and utilities lagged considerably.
The re-opening of economies fueled the energy infrastructure sector throughout the fiscal year, while a tightening supply/demand situation provided further support. Transportation stocks posted mixed performance across the group. Toward the end of the reporting period, railroads gave back some of their strong gains from earlier in the year, due to supply chain concerns. Airports and toll roads recovered from the depths of the pandemic as the vaccine rollouts offered the potential for improved traffic trends. Despite positive fundamental business conditions for the wireless tower companies, the communications sector experienced a pullback late in the fiscal year on higher interest rates and as investors shifted from growth to value stocks. Utilities provided lackluster performance for most of the year given their defensive characteristics, which fell out of favor as the economy powered forward.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark for the fiscal year ended September 30, 2021, due to unfavorable stock selection in the utilities and transportation sectors, which was partially offset by positive stock selection in the energy infrastructure sector. Stock selection in communications had no material effect. Sector allocation had a positive effect, primarily driven by the Fund’s overweight of energy infrastructure and underweight of utilities. An overweight in communications and a benchmark weight in transportation negatively impacted allocation.
Focusing on the security-level impacts, the two largest positive contributors to relative performance were Cheniere Energy and Xcel Energy. Cheniere Energy, an industry-leading producer of liquified natural gas (LNG), outperformed due to favorable supply/demand conditions, which caused LNG prices to be notably higher in 2021 compared with recent years. Strong demand for LNG cargos across Europe and Asia enabled Cheniere Energy to increase its 2021 earnings guidance and provide increased returns to shareholders by declaring a dividend and a share buyback. Xcel Energy is a U.S.-based utility that is in the benchmark but not owned in the Fund. The stock’s premium valuation as a high-quality utility eroded over the 12-month period, as investors sought growth over defensiveness amid an improving economy. Other top contributors to relative performance were an overweight position in CenterPoint Energy, as well as the Fund’s lack of exposure to APA Group and WEC Energy, both of which were benchmark holdings that underperformed during the reporting period.
The two largest detractors to relative performance for the fiscal year were out-of-benchmark holdings Iberdrola SA and ENEL SPA, European-based utilities with significant renewable energy operations in multiple countries. The market’s rotation out of utilities, particularly those tied to the growth in renewable energy, had a major impact on the stocks’ performance. In addition, the Spanish government recently surprised the companies and markets with a decree implementing a claw-back on what the government perceives to be excess profits from electric power prices, which rose rapidly during the 12 months due to the increase in natural gas prices. Rounding out the other top detractors from relative performance were ONEOK, Fraport AG due to lack of exposure, and The Southern Co.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Income: Income received from the Fund may vary widely over the short and long term and may be less than anticipated.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
10

Duff & Phelps Global Infrastructure Fund (Continued)
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Utilities	43%
Industrials	28
Energy	14
Real Estate	10
Communication Services	4
Short-Term Investment	1
Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
11

Duff & Phelps Global Infrastructure Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	13.82% [3]	6.94%	8.57%	— %	—
Class A shares at POP[4,5]	7.56	5.74	7.96	—	—
Class C shares at NAV[2] and with CDSC[5]	12.92	6.13	7.77	—	—
Class I shares at NAV[2]	14.14 [3]	7.20	8.85	—	—
Class R6 shares at NAV[2]	14.30	—	—	6.67	1/30/18
FTSE Developed Core Infrastructure 50/50 Index (net)	15.28	6.85	9.29	5.97 [6]	—
Global Infrastructure Linked Benchmark	15.28	6.85	7.87	5.97 [6]	—
Fund Expense Ratios[7]: Class A shares: 1.27%; Class C shares: 2.02%; Class I shares: 1.04%; Class R6 shares: Gross 0.94%, Net 0.85%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
12

Ticker Symbols:
Class A: VGSAX
Class C: VGSCX
Class I: VGISX
Class R6: VRGEX
Duff & Phelps Global Real Estate Securities Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is diversified and has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 32.78%, Class C shares at NAV returned 31.79%, Class I shares at NAV returned 33.13%, and Class R6 shares at NAV returned 33.46%. For the same period, the FTSE EPRA NAREIT Developed Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 29.64%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
Over the course of the fiscal year, global real estate outperformed global equities, as demonstrated by the 29.64% return in the FTSE EPRA Nareit Developed Index (net) versus the 28.82% increase in the MSCI World Index (net). Positive vaccine news and rollout, which helped combat COVID-19 and its variants, as well as increased mergers and acquisitions (M&A), were two notable drivers.
Following their underperformance in the prior fiscal year, as well as for calendar year 2020, global real estate equities recovered from what we believed was a discount to the broader equity market, fixed income securities, and the private real estate market. Market conditions were right for increased M&A for global real estate equities, and that is exactly what occurred through each quarter of the Fund’s fiscal year, including in the last month. Over the course of the fiscal year, numerous listed global real estate companies received bids from both private players and larger public peers. Most of the M&A transactions announced among public companies in the fiscal year involved larger peers looking to increase scale and lower their cost of capital. In private transactions, in contrast, buyers sought to profit from the difference in valuations between the private and public real estate markets. The depth and breadth of property sectors across global real estate equities is an added positive attribute versus what is available in the private real estate market, as is the underlying quality of real estate owned.
Relative to the recovery from COVID-19 and its variants, we saw a significant variance in the pace of vaccine rollouts, acceptance, and resulting reopening efforts around the globe, as well as temporary shutdowns to avoid further pandemic spread. Those countries that demonstrated a broader rollout and acceptance of vaccines benefited from a stronger recovery during the 12-month period.
It is important to note that global real estate equities outperformed global equities even in a period of higher interest rates and inflation during the Fund’s fiscal year. As measured by 10-year Treasury bonds, a larger increase in U.S. interest rates on prospects for an improved economy and tapering by the Fed contributed to a modest lift in the value of the U.S. dollar. This move provided additional support to the outperformance of U.S. real estate equities versus their global peers. Global real estate companies took advantage of the decline in interest rates following the global pandemic to refinance upcoming debt maturities at attractive rates, while also extending the duration of their debt. Balance sheets across the overall global real estate investment trust (REIT) industry were in solid shape in most countries at the end of the fiscal year.
Taking a closer look at the performance of the individual countries that are represented within the FTSE EPRA Nareit Developed Index, the five top-performing countries during the fiscal year were Israel, the Netherlands, Norway, Canada, and Austria. From a property sector perspective, lodging and retail delivered the strongest performance following the COVID-19 decline, based upon prospects for recovery as economies reopened around the globe. Those countries with a greater impact from these recovering property sectors as well as M&A were among the leaders for the Fund’s fiscal year.
The five bottom-performing countries during the fiscal year were Finland, Germany, Switzerland, Belgium, and Hong Kong. Several of these countries were among the top-performing countries in the prior fiscal year, outperforming considerably during that period. This change in leadership speaks to the rotation which ensued upon positive vaccine news, rollout, and acceptance around the globe, along with M&A. From a property sector perspective, data centers and industrial/office mixed lagged the most, while still demonstrating positive performance during the fiscal year. Data centers had been one of the two top-performing property sectors in the prior fiscal year.
What factors affected the Fund’s performance during its fiscal year?
Overall, the Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index (net), for the 12 months ended September 30, 2021. Country allocation and security selection contributed positively to relative performance for the period, with a slightly greater contribution from country allocation.
Combining country allocation and security selection, the top positive relative contributors to performance for the fiscal year were the U.S., Germany, Norway, Canada, and Hong Kong. Security selection was the primary driver of relative performance in the U.S., while country allocation was the largest driver for the other countries.
From a country allocation perspective, the Fund’s overweight to Norway, which benefited from M&A, and its underweights to Hong Kong and Singapore, were the largest contributors during the fiscal year.
At the security level, the Fund’s lack of exposure to Digital Realty Trust, a U.S.-based global data center REIT, its overweight positions in Brixmor Property Group within retail in the U.S., Ryman Hospitality Properties within lodging in the U.S., and Aroundtown within diversified in Germany, as well as a lack of exposure to realty income within retail in the U.S., were the five largest contributors. The Fund’s three noted overweight positions benefited from investor expectations about the economic recovery.
Combining country allocation and security selection, the top detractors were Australia, Japan, the Netherlands, Ireland, and India. The drivers were security selection in the case of Australia and Japan, followed by country allocation in the case of the Netherlands, Ireland, and India.
From a country allocation viewpoint, the Fund’s underweight exposure to the Netherlands was the largest detractor from performance during the fiscal year. The next largest country allocation detractors were overweight allocations to India and Ireland.
At the security level, the Fund’s overweight exposure to Equinix, a leading U.S.-based global data center REIT, was the largest negative contributor to security selection for the fiscal year. It offset some of the benefit from the Fund’s lack of exposure to Digital Realty Centers as data centers lagged. An overweight exposure to NextDC, an Australian-based data center company, was the second-largest detractor. Rounding out the top five security selection detractors were the Fund’s overweight exposure to diversified holding Mitsubishi Estate in Japan, a lack of exposure to Essex Property Trust, a residential REIT in the U.S., and an overweight exposure to diversified holding Swire Properties in Hong Kong.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
13

Duff & Phelps Global Real Estate Securities Fund (Continued)
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Real Estate: The Fund may be negatively affected by factors specific to the real estate market, including interest rates, leverage, property, and management.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Residential REITs	21%
Industrial/Office REITs	19
Retail REITs	14
Real Estate Operating Companies	9
Healthcare REITs	6
Equity Real Estate Investment REITs	5
Data Centers REITs	4
Other (includes short-term investment)	22
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
14

Duff & Phelps Global Real Estate Securities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	32.78%	8.82%	11.01%	— %	—
Class A shares at POP[3,4]	25.48	7.59	10.38	—	—
Class C shares at NAV[2] and with CDSC[4]	31.79	8.01	10.17	—	—
Class I shares at NAV[2]	33.13	9.08	11.28	—	—
Class R6 shares at NAV[2]	33.46	—	—	11.43	11/3/16
FTSE EPRA NAREIT Developed Index (net)	29.64	4.53	8.34	6.36 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 2.59%, Net 1.40%; Class C shares: Gross 2.19%, Net 2.15%; Class I shares: Gross 1.20%, Net 1.15%; Class R6 shares: Gross 1.09%, Net 0.89%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
15

Duff & Phelps International Real Estate
Securities Fund Fund Summary (Unaudited)
Ticker Symbols:
Class A: PXRAX
Class C: PXRCX
Class I: PXRIX
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is diversified and has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 19.44%, Class C shares at NAV returned 18.57%, and Class I shares at NAV returned 19.62%. For the same period, the FTSE EPRA NAREIT Developed ex-U.S. Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 20.79%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
Over the course of the fiscal year, international real estate underperformed international equities, as demonstrated by the 20.79% return in the FTSE EPRA Nareit Developed ex-U.S. Index (net) versus the 25.73% increase in the MSCI EAFE Index (net). Positive vaccine news and rollout, which helped combat COVID-19 and its variants, benefited international equities more on the margin.
Following their underperformance in the prior fiscal year, as well as for calendar year 2020, international real estate equities began the year with what we believed was a discount to the broader equity market, fixed income securities, and the private real estate market. Market conditions were right for increased mergers and acquisitions (M&A) for international real estate equities, and that is exactly what occurred through each quarter of the Fund’s fiscal year, including in the last month. Over the course of the fiscal year, numerous listed international real estate companies received bids from both private players and larger public peers. Most of the M&A transactions announced among public companies in the fiscal year involved larger peers looking to increase scale and lower their cost of capital. In private transactions, in contrast, buyers sought to profit from the difference in valuations between the private and public real estate markets.
Relative to the recovery from COVID-19 and its variants, we saw a significant variance in the pace of vaccine rollouts, acceptance, and resulting reopening efforts around the globe, as well as temporary shutdowns to avoid further pandemic spread. Those countries that demonstrated a broader rollout and acceptance of vaccines benefited from a stronger recovery during the 12-month period.
Over the course of the Fund’s fiscal year, we witnessed a modest increase in long duration interest rates and a pickup in inflation. International real estate companies took advantage of the decline in interest rates following the global pandemic to refinance upcoming debt maturities at attractive rates, while also extending the duration of their debt. Balance sheets across the overall global real estate investment trust (REIT) industry were in solid shape in most countries at the end of the fiscal year.
Taking a closer look at the performance of the individual countries that are represented within the FTSE EPRA Nareit Developed ex-U.S. Index, the five top-performing countries during the fiscal year were Israel, the Netherlands, Norway, Canada, and Austria. From a property sector perspective, self storage, retail, and lodging delivered the strongest performance following the COVID-19 decline, based upon prospects for recovery as economies reopened around the globe. Those countries with a greater impact from these recovering property sectors as well as M&A were among the leaders for the Fund’s fiscal year.
The five bottom-performing countries during the fiscal year were Finland, Germany, Switzerland, Belgium, and Hong Kong. Several of these countries were among the top-performing countries in the prior fiscal year, outperforming considerably during that period. This change in leadership speaks to the rotation which ensued upon positive vaccine news, rollout, and acceptance around the globe, along with M&A. From a property sector perspective, data centers, specialty, and residential lagged the most.
Data centers and residential had been among the top-performing property sectors in the prior fiscal year.
What factors affected the Fund’s performance during its fiscal year?
Overall, the Fund underperformed its benchmark, the FTSE EPRA Nareit Developed ex-U.S. Index, for the 12 months ended September 30, 2021.
Combining country allocation and security selection, the top positive relative contributors to performance for the fiscal year were Germany, the U.K., and Canada. Security selection and country allocation both contributed to the positive relative performance.
From a country allocation perspective, the Fund’s overweight to Norway, which benefited from M&A, an overweight to Canada, and an underweight to Germany were the largest contributors during the fiscal year.
At the security level, the Fund’s overweight exposures to Aroundtown, a Germany-based diversified real estate company, and Boardwalk REIT, a Canadian residential REIT, were the largest relative positive contributors. Aroundtown’s shares nicely outperformed the benchmark during the period and benefited from investor expectations about the global economic recovery. Boardwalk REIT, which is one of the largest owner/operators of apartments in Canada, demonstrated a solid improvement in its operating performance during the period, which drove a significant recovery in its shares. Rounding out the top five positive security selection contributors were the Fund’s overweight exposure to Invesco Office J-REIT, a Japanese office REIT; Klepierre, a France-based pan-European retail REIT; and Kungsleden, a Swedish industrial/office company REIT. Both Invesco Office and Kungsleden benefited from M&A activity during the period.
Combining country allocation and security selection, the top detractors were China, Japan, and the Netherlands. The drivers were country allocation in the case of China and the Netherlands, and security selection in Japan.
From a country allocation viewpoint, the Fund’s out-of-benchmark exposure to China was the largest detractor from performance during the fiscal year as its lone position, GDS Holdings, a data center-focused real estate company, suffered from
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
16

Duff & Phelps International Real Estate Securities Fund (Continued)
the uncertain policy environment that emanated from China during 2021. The next largest country allocation detractors were the Fund’s lack of exposure to the Netherlands and Israel.
At the security level, the Fund’s overweight exposure to NextDC, an Australian-based data center company, was the largest negative contributor to security selection for the fiscal year. An overweight exposure to Mitsubishi Estate, a Japanese diversified real estate company, was the second largest detractor. NextDC, along with its global data center peers, was a top performer for the fiscal year, but its shares lagged in the recovery. Mitsubishi Estate underperformed as concerns surrounding the outlook for a recovery in the Japanese office market continued to weigh on the shares. Rounding out the top five security selection detractors were the Fund’s overweight exposure to diversified holding Swire Properties in Hong Kong, its overweight exposure to diversified holding Mapletree Industrial Trust in Singapore, and a lack of exposure to Mitsui Fudosan, a diversified real estate company in Japan.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Real Estate: The Fund may be negatively affected by factors specific to the real estate market, including interest rates, leverage, property, and management.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Real Estate Operating Companies	22%
Industrial/Office REITs	17
Office REITs	14
Retail REITs	12
Residential REITs	11
Real Estate Management & Development REITs	7
Diversified REITs	6
Other (includes short-term investment)	11
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
17

Duff & Phelps International Real Estate Securities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	19.44%	6.53%	8.75%
Class A shares at POP[3,4]	12.87	5.33	8.14
Class C shares at NAV[2] and with CDSC[4]	18.57	5.75	7.96
Class I shares at NAV[2]	19.62	6.79	9.04
FTSE EPRA NAREIT Developed ex-U.S. Index (net)	20.79	4.30	7.08
Fund Expense Ratios[5]: Class A shares: Gross 1.74%, Net 1.50%; Class C shares: Gross 2.50%, Net 2.25%; Class I shares: Gross 1.49%, Net 1.25%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
18

Ticker Symbols:
Class A: PDPAX
Class C: PDPCX
Class I: VADIX
Duff & Phelps Real Asset Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is non-diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 25.10%, Class C shares at NAV returned 24.04%, and Class I shares at NAV returned 25.47%. For the same period, the MSCI All Country World Index (net) which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 27.44%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
Markets rebounded sharply during the Fund’s fiscal year as the world economy recovered from the COVID-19 pandemic. While markets had already bounced sharply off their March 2020 lows by the start of the Fund’s fiscal year in October 2020, the recovery accelerated in November with the announcements of the Pfizer and Moderna vaccines. Over the course of the rest of the fiscal year, the combination of rising vaccination rates and extremely supportive monetary and fiscal policy pushed stocks significantly higher. For the fiscal year, the MSCI All Country World Index (net) climbed 27.44%.
Real assets were a little slower to rebound than the broader market, but their returns accelerated as the fiscal year progressed. Real asset performance tends to be correlated with inflation, and the concerns around inflation kept growing throughout the fiscal year. As the economic bottom reached its anniversary in the spring of 2021, U.S. Federal Reserve (Fed) Chairman Jerome Powell called the increases in inflation “transitory” and pledged that the Fed would hold its course on ultra-accommodative monetary policy.
Nevertheless, as the year went on, inflation expectations remained elevated, driven by low interest rates, global supply chain issues, record job openings, and spiking commodity prices. Many real asset categories responded, with commodity funds and energy and natural resource stocks leading the way. Global real estate also enjoyed a strong year, as the sector’s ability to push through rental/rate increases caused it to be viewed as an attractive sector during periods of rising inflation.
What factors affected the Fund’s performance during its fiscal year?
The Fund slightly underperformed its benchmark, the MSCI All Country World Index (net) for the fiscal year ended September 30, 2021. All of the underperformance came during the first fiscal quarter, with the Fund outperforming in the final nine months of the fiscal year. Oil prices, as measured by West Texas Intermediate (WTI), rose 86.5% during the year, closing at $75.03. As such, real asset sectors tied to energy and other commodities were the best-performing assets. Midstream energy stocks, as measured by the Virtus Duff & Phelps Select MLP and Energy Fund, led the way with an increase of 81.1%, followed by the broader commodities sector, which was up 54.5%, as measured by the Invesco DB Commodity Index Fund. Natural resources stocks, as measured by the SPDR S&P Global Natural Resources Exchange-Traded Fund (ETF), finished up 40.8%.
The largest contributors to Fund performance were global real estate and midstream energy. Global Real Estate (GRE), which was the Fund’s largest holding, contributed 8.0% as GRE finished up 33.5% for the fiscal year, driven by improving trends across the sector and a handful of supportive transactions and mergers in which companies were purchased at premiums to their stock prices, pushing the sector as a whole higher. Midstream energy contributed 7.0% as the sector benefitted from higher commodity prices and sustained capital discipline by midstream companies, which led to rising free cash flows. The next two biggest contributors were commodities and global listed infrastructure.
The biggest detractors from Fund performance were gold and Treasury Inflation Protected Securities
(TIPS). Gold, as measured by the Invesco DB Gold Fund, finished the fiscal year down 0.9%. Given its safe-haven status, gold traded well during the pandemic, and thus it pulled back as the world recovered. TIPS were up a respectable 5.2% for the fiscal year, but their lower relative volatility caused them to underperform when the market headed higher. The next two biggest detractors were agriculture, which was not added to the Fund until March of 2021, and senior floating rate debt.
[Please note: The commentary only lists the top and bottom four holdings, because the fund only has nine positions. If we had to list five contributors and detractors, Global Listed Infrastructure would be both the fifth best and fifth worst.]
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Real Estate: The Fund may be negatively affected by factors specific to the real estate market, including interest rates, leverage, property, and management.
Infrastructure: A fund that focuses its investments in infrastructure-related companies will be more sensitive to conditions affecting their business or operations such as local economic and political conditions, regulatory changes, and environmental issues.
Natural Resources: Investment in natural resources industries may be significantly affected by events relating to International political and economic developments, energy conservation, the success of exploration projects commodity prices, taxes and other governmental regulations.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
19

Duff & Phelps Real Asset Fund (Continued)
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Allocation: The Fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans are subject to credit and call risk, may be difficult to value, and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Inflation-Linked Investments: Inflation-linked investments may react differently than other fixed income securities to changes in interest rates. Generally, the value of an inflation-linked security will fall when real interest rates rise and will rise when real interest rates fall.
Master Limited Partnerships: Investments in MLPs may be adversely impacted by interest rates, tax law changes, regulation, or factors affecting underlying assets.
Exchange-Traded Funds (ETF): The value of an ETF may be more volatile than the underlying portfolio of securities it is designed to track. The costs to the Fund of owning shares of an ETF may exceed the cost of investing directly in the underlying securities.
Fund of Funds: Because the Fund can invest in other funds, it bears its proportionate share of the operating expenses and management fees of, and may be adversely affected by, the underlying fund(s).
Affiliated Funds: The Fund’s adviser may select and substitute affiliated and/or unaffiliated funds, which may create a conflict of interest.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Affiliated Mutual Funds	65%
Exchange-Traded Funds	35
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
20

Duff & Phelps Real Asset Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	25.10%	4.72%	4.18%
Class A shares at POP[3,4]	18.22	3.54	3.60
Class C shares at NAV[2] and with CDSC[4]	24.04	3.91	3.38
Class I shares at NAV[2]	25.47	4.99	4.45
MSCI All Country World Index (net)	27.44	13.20	11.90
Fund Expense Ratios[5]: Class A shares: 1.40%; Class C shares: 2.17%; Class I shares: 1.13%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
21

Ticker Symbols:
Class A: PHRAX
Class C: PHRCX
Class I: PHRIX
Class R6: VRREX
Duff & Phelps Real Estate Securities Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is diversified and has investment objectives of capital appreciation and income with approximately equal emphasis. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 40.33%, Class C shares at NAV returned 39.32%, Class I shares at NAV returned 40.73%, and Class R6 shares at NAV returned 41.15%. For the same period, the FTSE NAREIT Equity REITs Index, the Fund’s style-specific index appropriate for comparison, returned 37.39%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
Over the course of the fiscal year, real estate equities outperformed the broader equity market, as demonstrated by the 37.39% increase in the FTSE Nareit Equity REITs Index versus the 30.00% increase in the S&P 500® Index. Positive vaccine news and rollout, which helped combat COVID-19 and its variants, as well as increased mergers and acquisitions (M& A), were two notable drivers.
Following their underperformance in the prior fiscal year, as well as for calendar year 2020, real estate equities recovered from what we believed was a discount to the broader equity market, fixed income securities, and the private real estate market. Market conditions were right for increased M&A for real estate equities, and that is exactly what occurred through each quarter of the Fund’s fiscal year, including in the last month. Over the course of the fiscal year, numerous listed real estate companies received bids from both private players and larger public peers. Most of the M&A transactions announced among public companies in the fiscal year involved larger peers looking to increase scale and lower their cost of capital. In private transactions, in contrast, buyers sought to profit from the difference in valuations between the private and public real estate markets. The depth and breadth of property sectors across real estate equities is an added positive attribute versus what is available in the private real estate market, as is the underlying quality of real estate owned.
It is important to note that U.S. real estate equities outperformed U.S. equities even in a period of higher interest rates and inflation during the Fund’s fiscal year. U.S. real estate companies took advantage of the decline in interest rates following the global pandemic to refinance upcoming debt maturities at attractive rates, while also extending the duration of their debt. Balance sheets across the overall U.S. real estate investment trust (REIT) industry were in solid shape at the end of the fiscal year.
Taking a closer look at the performance of the individual property sectors that are represented within the FTSE Nareit Equity REITs Index, the five top-performing property sectors during the fiscal year were regional malls, shopping centers, lodging/resorts, apartments, and self storage. The strongest performance following the COVID-19 decline was based upon prospects for recovery as economies reopened, as well as areas that were likely to benefit the most from positive vaccine news, rollout, and acceptance.
The five bottom-performing property sectors during the fiscal year were data centers, free standing, industrial, health care, and office. Data centers and industrial were the two top-performing sectors in the prior fiscal year.
What factors affected the Fund’s performance during its fiscal year?
Overall, the Fund outperformed its benchmark, the FTSE Nareit Equity REITs Index, for the 12 months ended September 30, 2021. Security selection and property sector allocation contributed positively to relative performance for the period, with security selection the larger driver of the two.
Combining property sector allocation and security selection, the strongest relative contributors to performance for the fiscal year were free standing, health care, shopping centers, data centers, and self storage. Security selection was the largest driver for free standing, health care, and self storage, while property sector allocation helped for all three, as well. Property sector allocation was the largest driver for shopping centers and data centers, while security selection also contributed.
From a property sector allocation perspective, the largest positive contributor was the Fund’s overweight in shopping centers. The second largest sector allocation contributor was an underweight exposure to data centers.
From a security perspective, an overweight position in Spirit Realty in free standing was the largest positive contributor. The company’s shares materially outperformed the benchmark as the recovery ensued. A lack of exposure to Americold Realty and to Public Storage were the next largest contributors, followed by overweight exposures to Ryman Hospitality and Welltower.
Combining property sector allocation and security selection, the only relative negative detractors to performance were specialty, single family homes, and regional malls. Specialty was impacted by security selection and the Fund’s underweight allocation, while regional malls was impacted by an underweight allocation that more than offset the Fund’s strong security selection. Single family homes benefited from the Fund’s property sector allocation, but that was offset by security selection. Positions in manufactured homes and office lagged the overall benchmark, but made positive contributions to performance.
The Fund’s largest property sector allocation detractors were underweight exposures to specialty and regional malls.
At the security level, an overweight exposure to Healthcare Trust of America was the Fund’s largest negative contributor, followed by a modest position in Crown Castle, a cell tower REIT, and a position in Apartment Income REIT. The Fund’s lack of a position in Digital Bridge and Ventas were the next largest detractors.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
22

Duff & Phelps Real Estate Securities Fund (Continued)
of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Real Estate: The Fund may be negatively affected by factors specific to the real estate market, including interest rates, leverage, property, and management.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Residential	25%
Industrial/Office	23
Retail	15
Data Centers	11
Healthcare	10
Self Storage	8
Lodging/Resorts	5
Other (includes short-term investment)	3
Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
23

Duff & Phelps Real Estate Securities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	40.33%	8.44%	11.57%	— %	—
Class A shares at POP[3,4]	32.61	7.22	10.94	—	—
Class C shares at NAV[2] and with CDSC[4]	39.32	7.66	10.75	—	—
Class I shares at NAV[2]	40.73	8.74	11.87	—	—
Class R6 shares at NAV[2]	41.15	8.99	—	9.02	11/12/14
FTSE NAREIT Equity REITs Index	37.39	6.83	11.27	7.76 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.35%; Class C shares: 2.11%; Class I shares: 1.10%; Class R6 shares: Gross 0.96%, Net 0.79%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
24

Ticker Symbols:
Class A: VAPAX
Class C: VAPCX
Class I: VAPIX
Class R6: VRPAX
FORT Trend Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
FORT Investment Management LP
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned -0.34%, Class C shares at NAV returned -1.17%, Class I shares at NAV returned -0.14%, and Class R6 shares at NAV returned -0.07%. For the same period, the ICE BofA 3-month U.S. Treasury Bill Index, which serves as both the broad-based equity index and the style-specific index, returned 0.07%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
During the 12-month period, the theme of reflation (government intervention designed to bring the economy back to its long-term trend), dominated investor sentiment amid a massive U.S. stimulus and the rollout of the COVID-19 vaccine across the globe. Global equity markets, as measured by the MSCI World Index (net), rallied strongly, delivering positive returns of nearly 30% for the year. U.S. equity markets, as measured by the S&P 500® Index, performed strongly as well, rising 30%.
Bond markets, on the other hand, experienced a bumpier ride from quarter to quarter. After a strong year of performance in 2020, the Bloomberg Global Aggregate Bond Index fell nearly 5% in the first quarter of 2021. The U.S. Treasury market, in particular, experienced its worst quarter since 1980, as yields on the U.S. 10-year and 30-year bonds rose 0.81% and 0.76%, respectively. While the bond market recovered slightly in the second quarter of 2021 with a decline in yields, the third quarter was marked by another large reversal in September as the U.S. Federal Reserve (the Fed) indicated that it would potentially reduce its bond buying program as early as November 2021 and also indicated that it was considering raising interest rates in 2022, earlier than had been previously expected.
In commodities, several markets benefited from the global economic rebound as countries began to reopen. The S&P GSCI Total Return Index delivered 58% in the fiscal year, driven by large rallies in energy markets. Lastly, performance of the U.S. dollar varied from quarter to quarter. After falling 4% in the fourth quarter of 2020, the U.S. Dollar Index (DXY) recovered nearly all of its losses in the first quarter of 2021, and then stayed roughly flat through September 2021, appreciating 2% in the third quarter amid higher U.S. rates and market uncertainty.
What factors affected the Fund’s performance during its fiscal year?
For the fiscal year ended September 30, 2021, equities were the largest positive contributor to performance, adding a return of 6.3% on a gross basis, with gains coming from long positioning across regions and led by U.S. markets.
The Fund, which takes an adaptive approach that seeks to identify persistence in economic regimes, continued to shift risk toward equities over the past year. Equities represented the largest risk allocation by asset class at the end of September, at 36%.
Commodities also contributed slightly to performance, adding returns of 0.6% on a gross basis. Gains came primarily from energies and, to a lesser extent, metals. Long positioning in oil and oil products led gains. In contrast to its peers, however, the Fund took a more dynamic approach in commodities, trading with a relatively shorter-term holding period (roughly two weeks), and flipping between long and short positions over the course of the year. As a result, the Fund did not benefit to the same extent as other pure trend followers from the significant rallies in commodities that began in the fourth quarter of 2020. Nevertheless, the Fund continued to identify commodities as a profitable opportunity set and significantly increased its risk allocation to commodities, which represented the second largest risk allocation in the Fund at the end of the reporting period, at 31%.
Finally, currencies added small gains, which were concentrated in the first quarter of 2021 due to a long position in the U.S. dollar versus foreign currencies. A long U.S. dollar versus Japanese yen position was the largest contributor within currencies. The Fund reduced its risk allocation to currencies to 6%, with the asset class representing the second lowest risk allocation at the end of September.
On the detractor side, losses to the Fund came from both bonds and interest rates, which detracted 4.1% and 1.5% on a gross basis, respectively. Losses came from long positioning across regions, with most losses coming from U.S. bonds and, to a lesser extent, European bonds. The first quarter of 2021 saw a significant increase in yields. While some of the Fund’s trend-following peers turned short during this period, the Fund remained long. As a result of its adaptive approach, the Fund took a patient approach to bonds in an effort to participate in the persistent trend of declining yields. This approach benefited the Fund in the second quarter of 2021, when yields declined once more.
However, September was marked by another large reversal in yields due to Fed announcements, which led to losses for the Fund. While the Fund held a long position in bonds at the end of the fiscal year, it significantly reduced its exposure to the asset class, even turning short in select markets. The Fund’s risk allocation to bonds held steady at 26%, while the Fund decreased its risk in interest rates to 2%, its lowest risk allocation at the end of the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Quantitative Model: Investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Fund to achieve positive returns or outperform the market.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
25

FORT Trend Fund (Continued)
volatility or cause a loss greater than the principal investment.
Commodity and Commodity-Linked Instruments: Commodity and commodity-linked instruments may experience a return different than the commodity they attempt to track and may also be exposed to counterparty risk.
Interest Rate: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Leverage: When a fund leverages its portfolio by certain types of transactions or instruments, including derivatives, the Fund may liquidate positions at an unfavorable time, and its value more volatile.
Short Sales: The Fund may engage in short sales, and may incur a loss if the price of a borrowed security increases before the date on which the fund replaces the security.
Portfolio Turnover: The Fund’s principal investment strategies may result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Short-Term Investments		100%
Money Market Mutual Fund	4%
U.S. Government Securities	96
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
26

FORT Trend Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-0.34%	3.46%	4.94%	— %	—
Class A shares at POP[3,4]	-5.82	2.30	4.35	—	—
Class C shares at NAV[2] and with CDSC[4]	-1.17	2.70	4.17	—	—
Class I shares at NAV[2]	-0.14	3.71	5.19	—	—
Class R6 shares at NAV[2]	-0.07	3.83	—	1.14	11/12/14
ICE BofA 3-month U.S. Treasury Bill Index	0.07	1.16	0.63	0.94 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.60%; Class C shares: 2.34%; Class I shares: 1.34%; Class R6 shares: 1.25%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
27

Ticker Symbols:
Class A: VDMAX
Class C: VDMCX
Class I: VIDMX
Class R6: VDMRX
KAR Developing Markets Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is non-diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal period June 22, 2021 (inception date) through September 30, 2021, the Fund’s Class A shares at NAV returned -3.70%*, Class C shares at NAV returned -3.90%*, Class I shares at NAV returned -3.60%*, and Class R6 shares at NAV returned -3.60%*. For the same period, the MSCI Emerging Markets Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned -6.07%*.
* Returns less 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
For the 12-month period, markets delivered positive performance across the board, slowing only at the end of September 2021 over mounting worries concerning the debt ceiling, infrastructure investments, increased taxes, supply-chain bottlenecks, and the reappointment of the Federal Reserve (the Fed) chairman. The S&P 500® Index notched gains and new highs throughout the period, primarily driven by strong earnings fueled by the economic reopening and boosted by federal stimulus, accommodative monetary policy, and COVID-19 vaccines. In fact, improving corporate profitability was the key catalyst behind significant equity returns since the recession that was triggered by COVID-19.
Small-company stocks, as measured by the Russell 2000® Index, significantly outperformed large-company stocks. Value stocks, for the first time in many years, outpaced growth stocks, as measured by the Russell 1000® Value and Russell 1000® Growth indexes. In an environment of rapidly accelerating economic growth, low-quality stocks tend to outperform high-quality businesses as investors seek out companies with more operating and financial leverage. Low-quality stocks also tend to outperform at the bottom of a recession, when economic activity is about to rapidly accelerate as the economy begins to recover. International and emerging markets notched positive performance but lagged the returns of U.S. stocks, and were hit particularly hard in the third quarter of 2021 as China imposed additional regulatory actions on many successful Chinese public companies.
For the fiscal year ended September 30, 2021, the S&P 500® Index returned 30.00%, while small-capitalization stocks, as represented by the Russell 2000® Index, soared to 47.68%. International developed markets, as measured by the MSCI EAFE Index (net), returned 25.73%, while the MSCI Emerging Markets Index (net) was up 18.20% in the period. Value stocks outperformed growth stocks over the fiscal year, with the Russell 1000® Value Index up 35.01% and the Russell 1000® Growth Index delivering a gain of 27.32%.
What factors affected the Fund’s performance from its inception on June 22, 2021 through September 30, 2021?
The Fund outperformed the MSCI Emerging Markets Index (net) from its inception on June 22, 2021, through September 30, 2021. Strong stock selection in health care, as well as strong stock selection and an overweight in industrials, contributed positively to performance. An underweight in energy and poor stock selection in consumer discretionary detracted from performance. From a country perspective, strong stock selection and an overweight in Indonesia, as well as strong stock selection and an overweight in Russia, contributed positively to performance. Poor stock selection and an overweight in Brazil, and poor stock selection and an underweight in India, detracted from performance.
The biggest contributors to performance during the period were PT Prodia Widyahusada, Voltronic Power Technology, HeadHunter, Kaspi, and Yandex.
The biggest detractors from performance during the period were Vasta Platform, Tegma Gestao Logistica, Alibaba, Tencent, and Autohome.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Non-Diversified: The Fund is non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent that each security represents a larger portion of the Fund’s assets.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Industrials	25%
Communication Services	17
Consumer Staples	16
Consumer Discretionary	12
Financials	12
Information Technology	6
Health Care	2
Other (includes short-term investment)	10
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
28

KAR Developing Markets Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	Since inception	Inception date
Class A shares at NAV[2]	-3.70%	6/22/21
Class A shares at POP[3,4]	-9.00	6/22/21
Class C shares at NAV[2]	-3.90	6/22/21
Class C shares with CDSC[4]	-4.86	6/22/21
Class I shares at NAV[2]	-3.60	6/22/21
Class R6 shares at NAV[2]	-3.60	6/22/21
MSCI Emerging Markets Index (net)	-6.07 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 3.60%, Net 1.55%; Class C shares: Gross 4.35%, Net 2.30%; Class I shares: Gross 3.35%, Net 1.30%; Class R6 shares: Gross 3.34%, Net 1.22%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on June 22, 2021 (inception date of the Fund), for Class A shares, Class C shares, Class I shares, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective June 21, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
29

Ticker Symbols:
Class A: VAESX
Class C: VCESX
Class I: VIESX
Class R6: VRESX
KAR Emerging Markets Small-Cap Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is non-diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 19.15%, Class C shares at NAV returned 18.33%, Class I shares at NAV returned 19.49%, and Class R6 shares at NAV returned 19.71%. For the same period, the MSCI Emerging Markets Small Cap Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 43.24%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
For the 12-month period, markets delivered positive performance across the board, slowing only at the end of September 2021 over mounting worries concerning the debt ceiling, infrastructure investments, increased taxes, supply-chain bottlenecks, and the reappointment of the Federal Reserve (the Fed) chairman. The S&P 500® Index notched gains and new highs throughout the period, primarily driven by strong earnings fueled by the economic reopening and boosted by federal stimulus, accommodative monetary policy, and COVID-19 vaccines. In fact, improving corporate profitability was the key catalyst behind significant equity returns since the recession that was triggered by COVID-19.
Small-company stocks, as measured by the Russell 2000® Index, significantly outperformed large-company stocks. Value stocks, for the first time in many years, outpaced growth stocks, as measured by the Russell 1000® Value and Russell 1000® Growth indexes. In an environment of rapidly accelerating economic growth, low-quality stocks tend to outperform high-quality businesses as investors seek out companies with more operating and financial leverage. Low-quality stocks also tend to outperform at the bottom of a recession, when economic activity is about to rapidly accelerate as the economy begins to recover. International and emerging markets notched positive performance but lagged the returns of U.S. stocks, and were hit particularly hard in the third quarter of 2021 as China imposed additional regulatory actions on many successful Chinese public companies.
For the fiscal year ended September 30, 2021, the S&P 500® Index returned 30.00%, while small-capitalization stocks, as represented by the Russell 2000® Index, soared to 47.68%. International developed markets, as measured by the MSCI EAFE Index (net), returned 25.73%, while the MSCI Emerging Markets Index (net) was up 18.20% in the period. Value stocks outperformed growth stocks over the fiscal year, with the Russell 1000® Value Index up 35.01% and the Russell 1000® Growth Index delivering a gain of 27.32%.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed the MSCI Emerging Markets Small Cap Index (net) for the fiscal year ended September 30, 2021. Poor stock selection in consumer discretionary and industrials detracted from performance. Strong stock selection and an underweight in health care, as well as strong stock selection in financials, contributed positively to performance. From a country perspective, poor stock selection and an overweight in Brazil, as well as poor stock selection in China, detracted from performance. An overweight in Kazakhstan and strong stock selection in Russia contributed positively to performance.
The biggest contributors to performance during the period were HeadHunter, Kaspi, VNV Global, IndiaMART, and Saramin HR.
The biggest detractors from performance during the period were Vasta Platform, Autohome, Union Auction Public, Tegma Gestao Logistica, and Tongdao Liepin.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Non-Diversified: The Fund is non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent that each security represents a larger portion of the Fund’s assets.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Industrials	33%
Communication Services	16
Information Technology	15
Consumer Staples	11
Financials	10
Consumer Discretionary	6
Health Care	2
Other (includes short-term investment)	7
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
30

KAR Emerging Markets Small-Cap Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	Since inception	Inception date
Class A shares at NAV[2]	19.15%	14.94%	9.11%	12/17/13
Class A shares at POP[3,4]	12.60	13.64	8.32	12/17/13
Class C shares at NAV[2] and with CDSC[4]	18.33	14.09	8.31	12/17/13
Class I shares at NAV[2]	19.49	15.22	9.38	12/17/13
Class R6 shares at NAV[2]	19.71	—	20.03	8/1/19
MSCI Emerging Markets Small Cap Index (net)	43.24	9.75	— [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.91%, Net 1.86%; Class C shares: Gross 2.62%, Net 2.61%; Class I shares: Gross 1.63%, Net 1.61%; Class R6 shares: Gross 1.52%, Net 1.51%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on December 17, 2013 (inception date of the Fund), for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returned 20.53% from the inception date of Class R6 shares and 6.75% from the inception date of Class A shares, Class C shares, and Class I shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
31

Ticker Symbols:
Class A: VISAX
Class C: VCISX
Class I: VIISX
Class R6: VRISX
KAR International Small-Mid Cap Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is non-diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 30.29%, Class C shares at NAV returned 29.43%, Class I shares at NAV returned 30.69%, and Class R6 shares at NAV returned 30.82%. For the same period, the MSCI All Country World ex USA SMID Cap Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 28.94%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
For the 12-month period, markets delivered positive performance across the board, slowing only at the end of September 2021 over mounting worries concerning the debt ceiling, infrastructure investments, increased taxes, supply-chain bottlenecks, and the reappointment of the Federal Reserve (the Fed) chairman. The S&P 500® Index notched gains and new highs throughout the period, primarily driven by strong earnings fueled by the economic reopening and boosted by federal stimulus, accommodative monetary policy, and COVID-19 vaccines. In fact, improving corporate profitability was the key catalyst behind significant equity returns since the recession that was triggered by COVID-19.
Small-company stocks, as measured by the Russell 2000® Index, significantly outperformed large-company stocks. Value stocks, for the first time in many years, outpaced growth stocks, as measured by the Russell 1000® Value and Russell 1000® Growth indexes. In an environment of rapidly accelerating economic growth, low-quality stocks tend to outperform high-quality businesses as investors seek out companies with more operating and financial leverage. Low-quality stocks also tend to outperform at the bottom of a recession, when economic activity is about to rapidly accelerate as the economy begins to recover. International and emerging markets notched positive performance but lagged the returns of U.S. stocks, and were hit particularly hard in the third quarter of 2021 as China imposed additional regulatory actions on many successful Chinese public companies.
For the fiscal year ended September 30, 2021, the S&P 500® Index returned 30.00%, while small-capitalization stocks, as represented by the Russell 2000® Index, soared to 47.68%. International developed markets, as measured by the MSCI EAFE Index (net), returned 25.73%, while the MSCI Emerging Markets Index (net) was up 18.20% in the period. Value stocks outperformed growth stocks over the fiscal year, with the Russell 1000® Value Index up 35.01% and the Russell 1000® Growth Index delivering a gain of 27.32%.
What factors affected the Fund’s performance during its fiscal year?
The Fund delivered positive performance and outperformed the MSCI All Country World ex USA Small Mid Cap Index (net) for the fiscal year ended September 30, 2021. Strong stock selection in industrials and financials contributed positively to performance. Poor stock selection in consumer discretionary, as well as poor stock selection and an overweight in communication services, detracted from performance. From a country perspective, strong stock selection in Russia and an underweight in Japan contributed positively to performance. Poor stock selection in the U.K. and Germany detracted from performance.
The biggest contributors to performance during the period were HeadHunter, CAE, VNV Global, Gruppo MutuiOnline, and Mortgage Advice Bureau.
The biggest detractors from performance during the period were Redbubble, Victorian Plumbing Group, New Work, BIM Birlesik Magazalar, and Allegro.eu Societe Anonyme.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Non-Diversified: The Fund is non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent that each security represents a larger portion of the Fund’s assets.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Industrials	29%
Communication Services	21
Financials	16
Consumer Discretionary	11
Information Technology	9
Consumer Staples	5
Health Care	4
Other (includes short-term investment)	5
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
32

KAR International Small-Mid Cap Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	Since inception	Inception date
Class A shares at NAV[2]	30.29%	15.41%	13.54%	9/5/12
Class A shares at POP[3,4]	23.13	14.11	12.84	9/5/12
Class C shares at NAV[2] and with CDSC[4]	29.43	14.57	12.72	9/5/12
Class I shares at NAV[2]	30.69	15.71	13.84	9/5/12
Class R6 shares at NAV[2]	30.82	15.82	13.11	11/12/14
MSCI All Country World ex USA Small Cap Index (net)[5]	33.06	10.28	— [6]	—
MSCI All Country World ex USA SMID Cap Index (net)[5]	28.94	9.40	— [7]	—
Fund Expense Ratios[8]: Class A shares: Gross 1.47%, Net 1.46%; Class C shares: 2.19%; Class I shares: 1.20%; Class R6 shares: 1.09%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 5, 2012 (inception date of the Fund), for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The Fund changed its primary benchmark during the year to the MSCI All Country World ex U.S. SMID Cap Index (net) replacing the Fund’s previous primary benchmark, MSCI All Country World ex U.S. Small Cap Index (net). This change is being made to more closely match the Fund’s primary benchmark to its new principal investment strategy.
[6]	The since inception index returned 8.77% from the inception date of Class R6 shares and 9.57% from the inception date of Class A shares, Class C shares, and Class I shares.
[7]	The since inception index returned 7.74% from the inception date of Class R6 shares and 8.70% for the inception date of Class A shares, Class C shares, and Class I shares.
[8]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective September 24, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
33

Ticker Symbols:
Class A: VKIAX
Class C: VKICX
Class I: VKIIX
Class R6: VKIRX
KAR International Small-Mid Cap Fund II Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is non-diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 26.76%, Class C shares at NAV returned 25.81%, Class I shares at NAV returned 27.07%, and Class R6 shares at NAV returned 27.28%. For the same period, the MSCI All Country ex USA SMID Cap Index (net), the Fund’s broad-based and style-specific index appropriate for comparison, returned 28.94%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
For the 12-month period, markets delivered positive performance across the board, slowing only at the end of September 2021 over mounting worries concerning the debt ceiling, infrastructure investments, increased taxes, supply-chain bottlenecks, and the reappointment of the Federal Reserve (the Fed) chairman. The S&P 500® Index notched gains and new highs throughout the period, primarily driven by strong earnings fueled by the economic reopening and boosted by federal stimulus, accommodative monetary policy, and COVID-19 vaccines. In fact, improving corporate profitability was the key catalyst behind significant equity returns since the recession that was triggered by COVID-19.
Small-company stocks, as measured by the Russell 2000® Index, significantly outperformed large-company stocks. Value stocks, for the first time in many years, outpaced growth stocks, as measured by the Russell 1000® Value and Russell 1000® Growth indexes. In an environment of rapidly accelerating economic growth, low-quality stocks tend to outperform high-quality businesses as investors seek out companies with more operating and financial leverage. Low-quality stocks also tend to outperform at the bottom of a recession, when economic activity is about to rapidly accelerate as the economy begins to recover. International and emerging markets notched positive performance but lagged the returns of U.S. stocks, and were hit particularly hard in the third quarter of 2021 as China imposed additional regulatory actions on many successful Chinese public companies.
For the fiscal year ended September 30, 2021, the S&P 500® Index returned 30.00%, while small-capitalization stocks, as represented by the Russell 2000® Index, soared to 47.68%. International developed markets, as measured by the MSCI EAFE Index (net), returned 25.73%, while the MSCI Emerging Markets Index (net) was up 18.20% in the period. Value stocks outperformed growth stocks over the fiscal year, with the Russell 1000® Value Index up 35.01% and the Russell 1000® Growth Index delivering a gain of 27.32%.
What factors affected the Fund’s performance during its fiscal year?
The Fund delivered positive performance but underperformed the MSCI All Country World ex USA Small Mid Cap Index (net) for the fiscal year ended September 30, 2021. Poor stock selection in consumer discretionary, as well as poor stock selection and an overweight in communication services, detracted from performance. Strong stock selection and overweight positions in both financials and industrials contributed positively to performance. From a country perspective, poor stock selection in the U.K., as well as poor stock selection and an underweight in Australia, detracted from performance. Strong stock selection and an underweight in Japan, and strong stock selection in Russia, contributed positively to performance.
The biggest contributors to performance during the period were HeadHunter, Gruppo MutuiOnline, CAE, BTS Group, and Fintel.
The biggest detractors to performance during the period were Vasta Platform, Union Auction, Autohome, Tegma Gestao Logistica, and Kanzhun.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Non-Diversified: The Fund is non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent that each security represents a larger portion of the Fund’s assets.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Industrials	26%
Communication Services	22
Financials	12
Consumer Discretionary	11
Information Technology	9
Health Care	3
Energy	2
Other (includes short-term investment)	15
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
34

KAR International Small-Mid Cap Fund II (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	Since inception	Inception date
Class A shares at NAV[2]	26.76%	28.02%	10/1/19
Class A shares at POP[3,4]	19.79	24.45	10/1/19
Class C shares at NAV[2] and with CDSC[4]	25.81	27.05	10/1/19
Class I shares at NAV[2]	27.07	28.33	10/1/19
Class R6 shares at NAV[2]	27.28	28.49	10/1/19
MSCI All Country World ex USA SMID Cap Index (net)	28.94	16.42 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 2.42%, Net 1.47%; Class C shares: Gross 3.17%, Net 2.22%; Class I shares: Gross 2.26%, Net 1.22%; Class R6 shares: Gross 2.13%, Net 1.12%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on October 1, 2019 (inception date of the Fund), for Class A shares, Class C shares, Class I shares, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
35

Ticker Symbols:
Class A: HEMZX
Class C: PICEX
Class I: HIEMX
Class R6: VREMX
Vontobel Emerging Markets Opportunities Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Vontobel Asset Management, Inc.
■	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 8.58%, Class C shares at NAV returned 7.91%, Class I shares at NAV returned 8.93% and Class R6 shares at NAV returned 9.21%. For the same period, the MSCI Emerging Markets Index (net), which serves as both the broad-based and style-specific index appropriate for comparison, returned 18.20%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
The MSCI Emerging Markets Index (net) was negative in the first three fiscal quarters, and positive in the fourth fiscal quarter.
The MSCI Emerging Markets Index (net) returned 19.70% for the fourth quarter of 2020. News in November 2020 of successful vaccine trials helped fuel investor sentiment in the emerging markets. In addition, the success of many countries, particularly China and others across the Asia-Pacific region, in containing the virus as cases spiked elsewhere underpinned confidence about economic growth for 2021. Emerging market outflows at the start of the pandemic reversed later in the year. China’s economic recovery continued, as it reported in the fourth quarter of 2020 that its gross domestic product (GDP) grew 4.9% in the third quarter of 2020, albeit slightly below expectations. Joe Biden’s win in the U.S. presidential election helped push Chinese shares higher as investors bet on a less confrontational stance between the two countries. The recovery story extended to other major emerging markets as India reported that its economy had performed better than expected in the prior quarter. In Latin America, Brazil’s “coronavoucher” payments to almost a third of the population fueled GDP growth, but led to criticism from the country’s central bank and raised expectations of a rise in interest rates. Mexico’s economy grew, helped by an increase in demand for Mexican exports and funds sent back by Mexican workers in the U.S.
Emerging market equities produced moderate gains in the volatile first quarter of 2021. The promise of continued vaccine distribution and a path to economic recovery buoyed markets. More economically sensitive businesses and value companies outpaced higher quality names. Additionally, some of the momentum-driven names of 2020 sold off due to continued strong stimulus support in developed markets, as well as rising yields. China’s recovery strengthened after it announced in the first quarter of 2021 better-than-expected fourth quarter 2020 growth that led to full-year 2020 GDP growth of 2.3%. Optimism helped fire Chinese shares to new highs in February 2021 before stocks succumbed to warnings from policymakers about the risks of bubbles, as well as worries about rising U.S. bond yields. Tech stocks joined the pullback on concerns about de-listings from U.S. exchanges and the threat of increased regulation at home. India’s recovery continued as exports improved and consumer indicators picked up. However, surging COVID-19 cases put pressure on states to implement new restrictions, threatening economic activity. In Latin America, Brazil’s fight to contain the escalating COVID-19 crisis weighed heavily on its performance.
Emerging market equities produced solid returns in the second quarter of 2021, supported by further opening of economies enabled by the loosening of COVID-19 restrictions. Although markets were buoyant, there were also concerns about the rising threat of inflation due to a recovering global economy, tighter supply chains, and higher commodity prices. China was one of the first countries to begin monetary tightening. The central bank lifted the reserve requirement ratio for financial institutions’ foreign exchange deposits to control the yuan.
The end of the second quarter of 2021 marked the Chinese Communist Party’s 100th anniversary, and there were signs of a more conciliatory tone by
President Xi Jinping. India reported during the second quarter of 2021 that its economy had registered accelerating GDP growth in the first quarter of calendar 2021. A surge in COVID-19 cases led to localized restrictions which later eased as infections fell. India, one of the world’s largest vaccine manufacturers, saw its initially slow inoculation drive pickup in June 2021 after it unveiled a free vaccine program. Stocks rebounded in Latin American markets as Brazil returned 22.91% and Mexico returned 9.14% for the quarter, according to MSCI.
Emerging market equities declined in the third quarter of 2021. China’s deepening regulatory crackdown continued to make headlines as the government unveiled measures to promote common prosperity. Some steps targeted individual companies, while others addressed broader sectors, such as rules to limit gaming by children under age 18 to three hours a week, and to shake up the private education system. The threat of default at one of China’s largest real estate groups, Evergrande, caused further investor uncertainty in September 2021. China was one of the worst performers of the quarter, down 18.17%, according to MSCI. Elsewhere across Asia, the theme of increased regulatory intervention also played out. South Korea expanded regulation on cryptocurrencies to foreign companies over concerns about potential money laundering and terrorism financing. India continued to bounce back as GDP growth rebounded and as the country began to contain COVID-19, with stocks surging to record levels in September 2021. Latin America continued to suffer from headwinds as a resurgence in COVID-19 led to another downturn in Brazil, while the economy faced further pressure from a spike in inflation. The country’s central bank raised interest rates for the fifth time in a row in September 2021. The move was echoed across Latin America, with Mexico also raising rates to combat rising prices.
What factors affected the Fund’s performance during its fiscal year?
The following discussion highlights specific stocks—those that provided the largest contribution to absolute performance and those that were the largest detractors for the fiscal year ended September 30, 2021. As bottom-up stock pickers, we hope that you find this useful and gain a greater understanding of how we invest your capital.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
36

Vontobel Emerging Markets Opportunities
Fund (Continued)
Stocks that helped absolute performance
•	Continued chip shortages during the fiscal year allowed Taiwan Semiconductor to run at full capacity and avoid normal periodic downward price adjustments. The company has more than a dozen facilities in which it can produce the equivalent of over 10 million 12-inch wafers. The company has consistently captured 100% of industry profits, mainly due to its superior execution of a highly complex manufacturing process. Taiwan Semiconductor patented its manufacturing processes, limiting the ability of competitors to copy its success. As a result of the rising capital intensity of the business, as well as the increasing execution risks associated with manufacturing at the nanoscale level, barriers to entry continued to increase.
•	HCL Technologies benefited from the continued strong demand for information technology (IT) services as businesses seek to restructure their IT systems to incorporate emerging technologies. HCL Technologies is a global information technology company that offers solutions across various industries including financial services, manufacturing, consumer services, public services and health care. The company has a niche in providing infrastructure management for enterprises that wish to reduce dependency on internal departments to manage their investments in tech infrastructure.
•	Tencent Music Entertainment Group, TATA Consultancy, and Kotak Mahindra Bank also contributed to the Fund’s absolute performance during the period.
Stocks that hurt absolute performance
•	The primary contributor to Alibaba’s underperformance was ongoing concerns on the regulatory front, with loss of some merchant exclusivity. In addition, investors were concerned that the consumer data privacy law would reduce the company’s ability to target advertising. We think the impact is manageable though it will mean some loss of gross merchandise volume (GMV), and that valuations more than account for these risks. Alibaba is the leading e-commerce platform operator in China with a dominant market share in terms of overall GMV. It is multiples larger in GMV than the second biggest player in China, JD.com. Alibaba’s key advantage versus competitors is that it has the largest number of vendors, which in turn can attract a massive pool of buyers. Further, by segmenting the market to lower-priced merchants (Taobao) and more established/ trustworthy merchants in Tmall, Alibaba seeks to cater to a wider base of consumers.
•	The Fund sold out of Autohome as the shortage of auto supplies continued to weigh on the volume of automobile sales, which negatively affected the company’s earnings growth. We sold the shares and allocated capital to other opportunities.
•	Toly Bread, Shanghai MG Stationery, and Budweiser Brewing also detracted from the Fund’s absolute performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political, and other events negatively affecting that location.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Information Technology	27%
Consumer Staples	20
Consumer Discretionary	19
Industrials	10
Financials	10
Communication Services	8
Utilities	3
Other (includes short-term investment and securities lending collateral)	3
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
37

Vontobel Emerging Markets Opportunities
Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	8.58%	5.10%	5.27%	— %	—
Class A shares at POP[3,4]	2.61	3.91	4.68	—	—
Class C shares at NAV[2] and with CDSC[4]	7.91	4.37	4.52	—	—
Class I shares at NAV[2]	8.93	5.42	5.57	—	—
Class R6 shares at NAV[2]	9.21	5.61	—	4.03	11/12/14
MSCI Emerging Markets Index (net)	18.20	9.23	6.09	5.83 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.57%; Class C shares: 2.25%; Class I shares: 1.26%; Class R6: Gross 1.15%, Net 0.98%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
38

Ticker Symbols:
Class A: JVIAX
Class C: JVICX
Class I: JVXIX
Class R6: VFOPX
Vontobel Foreign Opportunities Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Vontobel Asset Management, Inc.
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 17.95%, Class C shares at NAV returned 17.16%, Class I shares at NAV returned 18.32%, and Class R6 shares at NAV returned 18.44%. For the same period, the MSCI All Country World ex USA Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 23.92%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
The MSCI EAFE Index (net) was positive in the first three fiscal quarters, and negative in the fourth fiscal quarter.
International equities gained strongly in the fourth quarter of 2020 as positive news on vaccine development pushed most markets to new highs. The MSCI All Country World ex USA Index (net) returned 17.01% for the quarter. After a rocky month in October 2020 when rising COVID-19 infection rates prompted renewed restrictions across many countries, successful trials of Pfizer/BioNTech and Moderna vaccines in early November 2020 fueled strong returns. Subsequent positive news on vaccines under development in the U.K. and China underpinned confidence for an end to the pandemic in 2021. European markets advanced over the quarter, in part due to the vaccine rollout and forecasts for a strong corporate earnings recovery. However, as the quarter wore on, heightened concerns about a no-deal Brexit weighed on sentiment and the rise in COVID-19 cases across Europe forced many countries to clamp down on business activity.
Japan announced in the fourth quarter of 2020 that its economy had rebounded in the third quarter of 2020, with real gross domestic product (GDP) growth revised upward to 5.3%. Emerging market equities also advanced during the quarter. Joe Biden’s win in the U.S. presidential election helped push Chinese shares higher as investors bet on a less confrontational stance between the two countries, while the economy benefited from the containment of the virus. China reported in the fourth quarter of 2020 that its GDP growth had hit 4.9% in the third quarter of 2020, albeit slightly below expectations. The recovery story extended to other major emerging markets as India’s economy performed better than expected.
International equities posted moderately positive performance in the first quarter of 2021. Markets were buoyed by vaccine distribution and optimism about an end to COVID-19 restrictions, as well as stimulus packages, particularly a large infrastructure bill in the U.S. Economically sensitive sectors and stocks that had been hit hardest by the pandemic, including energy and financials, performed well. However, markets were concerned about the rising threat of inflation, particularly in the U.S., where the yield on the 10-year Treasury rose 0.83% during the first quarter of 2021. Europe wrestled with rising COVID-19 cases, resulting in new restrictions across many countries. While the U.K.’s vaccination program accelerated, the European Union (EU) was mired in supply issues as well as safety concerns that depressed public confidence in vaccines. China’s recovery strengthened after it announced in the first quarter of 2021 better-than-expected fourth quarter 2020 growth that led to full-year 2020 gross domestic product (GDP) growth of 2.3%. India’s recovery continued as exports improved and consumer indicators picked up. However, surging COVID-19 cases put pressure on states to implement new restrictions, threatening economic activity. In Latin America, Brazil’s fight to contain the escalating COVID-19 crisis weighed heavily on its performance.
International equities produced solid returns in the second quarter of 2021, supported by further opening of economies enabled by the loosening of COVID-19 restrictions. Although markets were buoyant, there were also concerns about the rising threat of inflation due to a recovering global economy, tighter supply chains, and higher commodity prices. European equities enjoyed strong performance despite the threat of inflation concerns. The European Central Bank (ECB) indicated it would maintain monetary stimulus while forecasting that inflation would dip back below target levels. China was one of the first countries to begin monetary tightening. The central bank lifted the reserve requirement ratio for financial institutions’ foreign exchange deposits to control the yuan.
The end of the second quarter of 2021 marked the Chinese Communist Party’s 100th anniversary, and there were signs of a more conciliatory tone by President Xi Jinping. India reported during the second quarter of 2021 that its economy had registered accelerating GDP growth in the first quarter of calendar 2021. A surge in COVID-19 cases led to localized restrictions which later eased as infections fell. India, one of the world’s largest vaccine manufacturers, saw its initially slow inoculation drive pick up in June 2021 after it unveiled a free vaccine program. Stocks rebounded in Latin American markets as Brazil returned 22.91% and Mexico returned 9.14% for the quarter, according to MSCI.
International equities traded off in September 2021, resulting in negative returns for the third quarter of 2021. The MSCI All Country World ex USA Index (net) was impacted by tighter regulations in China, while concerns about rising inflation, global supply shortages, and a resurgence of COVID-19 also weighed on investor sentiment. As rising vaccination rates in Europe brought COVID-19 under control, consumption indicators improved. Markets marched on to new highs in August 2021 before succumbing to volatility in the second part of the quarter as concerns around shortages, inflation, and energy supply intensified. China’s deepening regulatory crackdown continued to make headlines as the government unveiled measures to promote common prosperity. The threat of default at one of China’s largest real estate groups, Evergrande, caused further investor uncertainty in September 2021. China was one of the worst performers of the quarter, down 18.17%, according to MSCI. Elsewhere, emerging markets diverged. India continued to bounce back as GDP growth rebounded and as the country began to contain COVID-19, with stocks surging to record levels in September 2021. In
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
39

Vontobel Foreign Opportunities Fund (Continued)
contrast, Brazil faced strong headwinds from a resurgence in COVID-19 and a spike in inflation, prompting the central bank to raise interest rates for the fifth consecutive time in September 2021.
What factors affected the Fund’s performance during its fiscal year?
The following discussion highlights specific stocks—those that provided the largest contribution to absolute performance and those that were the largest detractors for the fiscal year ended September 30, 2021. As bottom-up stock pickers, we hope that you find this useful and gain a greater understanding of how we invest your capital.
Stocks that helped absolute performance
•	Ashtead Group is a leading U.K.-based provider of industrial equipment rentals, with the majority of its business in the U.S. While its construction segment is a cyclical business, its specialty business is growing and operates on a different cycle and to a different degree, which we saw play out in the past year. The company reported full-year earnings results in June for the April fiscal year that showed an ongoing recovery in its equipment rental business. Ashtead continued to perform well and was supported by positive industry trends during the reporting period.
•	Eurofins Scientifi demonstrated its ability to deliver consistent organic growth in its various segments, along with demonstrating the need for its testing services. Eurofins is a testing company with a focus on food, pharmaceutical, environmental, and clinical diagnostic testing. Food testing, the jewel of the company, showed consistent growth year over year. Eurofins has demonstrated its ability to fulfill critical testing needs, most recently around COVID-19. The company reported results that were ahead of expectations, with a strong recovery in its core business, as well as continued testing around COVID-19, with high organic growth and strong profit margins.
•	Constellation Software, LVMH, and Tata Consultancy also contributed to the Fund’s absolute performance during the period.
Stocks that hurt absolute performance
•	We believe Budweiser Brewing’s stock was pressured by the resurgence of COVID-19 in China and Korea. Bud APAC is the leading premium and super premium brewer in China, a country that represents 75% of the company’s earnings before interest, taxes, depreciation, and amortization (EBITDA). While overall beer volumes in China did not grow during the reporting period, premium and super premium did take market share. South Korea grew more slowly, but it only represents one-quarter of the business. The company was net cash and cash generative during the period. We believe the stock is undervalued due to the effects of COVID-19 on restaurants and bars.
•	The Fund sold its position in SAP SE because we believed the company’s increased business investment could impinge on the company’s near-term profit margins. We exited our position to take advantage of other opportunities.
•	Alimentation Couche-Tard, Naver Corporation, and Alibaba also detracted from the Fund’s absolute performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Past performance is not indicative of future results. Any performance results portrayed reflect the reinvestment of dividends and other earnings. Any companies described in this commentary may or may not currently represent a position in the subadviser’s client portfolios. Also, any sector and industry weights described in the commentary may or may not have changed since the writing of this commentary. The information and methodology described in this commentary should not be construed as a recommendation to purchase or sell securities.
Any projections, forecasts or estimates contained in this commentary are based on a variety of estimates and assumptions. There can be no assurance that the estimates or assumptions made will prove accurate, and actual results may differ materially.
In the event a company described in this commentary is a position in the subadviser’s client portfolios, the securities identified and described do not represent all of the securities purchased, sold or recommended. The reader should not assume that an investment in any securities identified was or will be profitable or that investment recommendations or investment decisions we make in the future will be profitable.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Industrials	25%
Information Technology	24
Health Care	16
Consumer Staples	14
Consumer Discretionary	11
Materials	3
Communication Services	3
Other (includes short-term investment)	4
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
40

Vontobel Foreign Opportunities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	17.95%	10.78%	9.59%	— %	—
Class A shares at POP[3,4]	11.46	9.53	8.97	—	—
Class C shares at NAV[2] and with CDSC[4]	17.16	10.02	8.81	—	—
Class I shares at NAV[2]	18.32	11.11	9.89	—	—
Class R6 shares at NAV[2]	18.44	11.23	—	8.94	11/12/14
MSCI All Country World ex USA Index (net)	23.92	8.94	7.48	6.03 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.43%, Net 1.39%; Class C shares: Gross 2.12%, Net 2.05%; Class I shares: Gross 1.13%, Net 1.07%; Class R6 shares: Gross 1.04%, Net 0.95%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
41

Ticker Symbols:
Class A: NWWOX
Class C: WWOCX
Class I: WWOIX
Class R6: VRGOX
Vontobel Global Opportunities Fund Fund Summary (Unaudited)
Portfolio Manager Commentary by
Vontobel Asset Management, Inc.
■	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 17.47%, Class C shares at NAV returned 16.64%, Class I shares at NAV returned 17.76%, and Class R6 shares at NAV returned 17.98%. For the same period, the MSCI All Country World Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 27.44%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
The MSCI All Country World Index (net) (the Index) was negative in the first and second fiscal quarters, positive in the third fiscal quarter, and negative in the fourth fiscal quarter.
Global equities gained strongly in the fourth quarter of 2020 as positive news on vaccine development pushed most markets to new highs. The Index returned 14.68% for the quarter. Concerns about a contested U.S. election led to increased volatility early in the fourth quarter. President Trump signed a COVID-19 relief bill and federal funding package at the end of December 2020, boosting U.S. equities. European markets advanced over the quarter, in part due to the vaccine rollout and forecasts for a strong corporate earnings recovery. However, as the fourth quarter of 2020 wore on, heightened concerns about a no-deal Brexit weighed on sentiment. Emerging market equities also advanced during the quarter. Joe Biden’s win in the U.S. presidential election helped push Chinese shares higher as investors bet on a less confrontational stance between the two countries, while the economy benefited from the containment of the virus. The recovery story extended to other major emerging markets as India reported in the fourth quarter that its economy had performed better than expected in the prior quarter.
Global equity markets rose in the first quarter of 2021 on additional stimulus and as countries rolled out vaccines. The infusion of sizeable stimulus in the U.S. fueled investor concerns about inflation, resulting in an increase in interest rates that spurred a rotation into more economically sensitive sectors, including energy and financials. The U.S. Federal Reserve (the Fed) sought to quell fears about inflation by indicating a continuation of low policy rates. The bulk of companies in the S&P 500® Index issued positive earnings guidance for the first quarter of 2021. Europe wrestled with rising COVID-19 cases, resulting in new restrictions across many countries. While the U.K.’s vaccination program accelerated, the European Union (EU) was mired in supply issues as well as safety concerns that depressed public confidence in vaccines. China’s recovery strengthened after it announced in the first quarter of 2021 better-than-expected fourth quarter 2020 growth that led to full-year 2020 gross domestic product (GDP) growth of 2.3%. India’s recovery continued as exports improved and consumer indicators picked up. However, surging COVID-19 cases put pressure on states to implement new restrictions, threatening economic activity. In Latin America, Brazil’s fight to contain the escalating COVID-19 crisis weighed heavily on its performance.
Global equities produced solid returns in the second quarter of 2021, supported by further opening of economies enabled by the loosening of COVID-19 restrictions. Although markets were buoyant, there were also concerns about the rising threat of inflation due to a recovering global economy, tighter supply chains, and higher commodity prices. The S&P 500® Index progressed to new highs as the U.S. recovery strengthened, with the announcement in the second quarter of 2021 that first quarter 2021 GDP growth had hit 6.4%, and many companies issued positive earnings per share guidance for the second quarter. In June 2021, markets reacted to Fed officials signaling that they expected to raise interest rates sooner than previously forecasted, but markets then stabilized on comments by Fed chair Jerome Powell that the Fed would take a measured approach to tightening. European equities also enjoyed strong performance despite the threat of similar inflation concerns. The European Central Bank (ECB) indicated it would maintain monetary stimulus while forecasting that inflation would dip back below target levels. China was one of the first countries to begin monetary tightening. The central bank lifted the reserve requirement ratio for financial institutions’ foreign exchange deposits to control the yuan.
The end of the second quarter of 2021 marked the Chinese Communist Party’s 100th anniversary, and there were signs of a more conciliatory tone by President Xi Jinping. India announced in the second quarter of 2021 that its economy had registered accelerating GDP growth in the first quarter of calendar 2021. A surge in COVID-19 cases led to localized restrictions which later eased as infections fell. Stocks rebounded in Latin American markets as Brazil returned 22.91% and Mexico returned 9.14% for the quarter, according to MSCI.
Global equities traded off in September 2021, resulting in moderately negative returns for the third quarter of 2021. The Index was impacted by tighter regulations in China, while concerns about rising inflation, global supply shortages, and a resurgence of COVID-19 also weighed on investor sentiment. The S&P 500® Index outperformed other major regional benchmarks, thanks to positive earnings statements and dovish comments from Fed chair Powell. U.S. equity market sentiment turned in September 2021 on concerns about persistently high COVID-19 case numbers, decelerating growth, and rising inflation, with the Consumer Price Index (CPI) hitting 5.3% for August 2021 as supply constraints squeezed the economy. As rising vaccination rates in Europe brought COVID-19 under control, consumption indicators improved. Markets marched on to new highs in August of 2021 before succumbing to volatility in the second part of the quarter as concerns around shortages, inflation, and energy supply intensified. China’s deepening regulatory crackdown continued to make headlines as the government unveiled measures to promote common prosperity. The threat of default at one of China’s largest real estate groups, Evergrande, caused further investor uncertainty in September. China was one of the worst performers of the quarter, down 18.17%, according to MSCI. Elsewhere, emerging markets diverged. India continued to bounce back as GDP growth rebounded and as the country began to contain COVID-19. In contrast,
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
42

Vontobel Global Opportunities Fund (Continued)
Brazil faced strong headwinds from a resurgence in COVID-19 and a spike in inflation, prompting the central bank to raise interest rates for the fifth consecutive time in September 2021.
What factors affected the Fund’s performance during its fiscal year?
The following discussion highlights specific stocks—those that provided the largest contribution to absolute performance and those that were the largest detractors for the fiscal year ended September 30, 2021. As bottom-up stock pickers, we hope that you find this useful and gain a greater understanding of how we invest your capital.
Stocks that helped absolute performance
•	Alphabet rallied due to a stronger-than-expected recovery in both search and YouTube. Profitability also increased, and management highlighted upcoming improvements to financial disclosures. Concerns over anti-trust pressures also waned as a long-awaited lawsuit from the Department of Justice was viewed as fairly modest in scope. Alphabet is a conglomerate created as the parent company of Google and earlier-stage technology ventures.
•	Microsoft benefitted from strong earnings that demonstrated continued broad-based strength across its core franchises, including Azure public cloud. The company was one of the main beneficiaries from enterprises shifting to cloud computing, given its core positions in public cloud, server products, and business applications. The company’s Azure is leading public cloud provider, with natural strengths in hybrid cloud and ability to sell to enterprises.
•	LVMH, Housing Development Finance Corporation, and Hoya Corp. helped contribute to the Fund’s absolute performance during the period.
Stocks that hurt absolute performance
•	The primary contributor to Alibaba’s underperformance was ongoing concerns on the regulatory front, with loss of some merchant exclusivity. In addition, investors were concerned that the consumer data privacy law would reduce the company’s ability to target advertising. We think the impact is manageable though it will mean some loss of gross merchandise volume (GMV), and that valuations more than account for these risks. Alibaba is the leading e-commerce platform operator in China with a dominant market share in terms of overall GMV. It is multiples larger in GMV than the second biggest player in China, JD.com. Alibaba’s key advantage versus competitors is that it has the largest number of vendors, which in turn can attract a massive pool of buyers. Further, by segmenting the market to lower-priced merchants (Taobao) and more established/ trustworthy merchants in Tmall, Alibaba seeks to cater to a wider base of consumers.
•	The Fund sold its position in SAP SE because we believed the company’s increased business investment could impinge on the company’s near-term profit margins. We exited our position to take advantage of other opportunities.
•	Alimentation Couche-Tard Class, Samsung Electronics, and Kobe Bussan also detracted from the Fund’s absolute performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Information Technology	29%
Consumer Discretionary	17
Health Care	13
Consumer Staples	12
Financials	9
Industrials	9
Communication Services	5
Other (includes short-term investment)	6
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
43

Vontobel Global Opportunities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	17.47%	14.21%	13.13%	— %	—
Class A shares at POP[3,4]	11.01	12.92	12.49	—	—
Class C shares at NAV[2] and with CDSC[4]	16.64	13.36	12.30	—	—
Class I shares at NAV[2]	17.76	14.53	—	12.55	8/8/12
Class R6 shares at NAV[2]	17.98	—	—	11.11	1/30/18
MSCI All Country World Index (net)	27.44	13.20	11.90	— [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.41%, Net 1.36%; Class C shares: Gross 2.12%, Net 2.11%; Class I shares: Gross 1.17%, Net 1.09%; Class R6 shares: Gross 1.08%, Net 0.90%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returned 9.67% from the inception date of Class R6 shares and 11.13% from the inception date of Class I shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
44

Vontobel Greater European Opportunities Fund Fund Summary (Unaudited)
Ticker Symbols:
Class A: VGEAX
Class C: VGECX
Class I: VGEIX
Portfolio Manager Commentary by
Vontobel Asset Management, Inc.
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2021, the Fund’s Class A shares at NAV returned 21.44%, Class C shares at NAV returned 20.52%, and Class I shares at NAV returned 21.74%. For the same period, the MSCI Europe Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 27.25%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2021?
The MSCI Europe Index (net) was positive in the first three fiscal quarters, and negative in the fourth fiscal quarter.
European equities gained strongly in the fourth quarter of 2020. After a rocky month in October 2020, when rising COVID-19 infection rates prompted renewed restrictions on people and businesses, news in early November that vaccines from Pfizer/BioNTech and Moderna had proved highly effective fueled hopes of a return to normalcy in 2021. As the quarter wore on, however, heightened concerns about a no-deal Brexit weighed on sentiment. Negotiations went down to the wire, with the European Union (EU) and the U.K. finally shaking hands on a trade deal on Christmas Eve. Just days later, the EU concluded an investment deal with China to ensure better reciprocal access for business, but risked inflaming tensions with the incoming Biden administration in the U.S., which had signaled its desire for an aligned approach to dealing with Beijing. Rising COVID-19 cases across Europe resulted in many countries clamping down on business activity. In early December 2020, the U.K. became the first country to roll out the Pfizer vaccine. However, a few weeks later, the discovery of a more transmissible strain of the virus prompted tighter restrictions on individuals and businesses, and resulted in many countries shutting their borders with the U.K.
European equity markets continued to make gains in the first quarter of 2021, fueled by additional stimulus measures and economic improvement, although the region lagged notably in its drive to vaccinate against COVID-19. The continent benefited from themes driving global markets as hopes for a return to normal gave a boost to economically sensitive sectors and stocks that had been hit hardest by the pandemic. At the same time, the infusion of sizeable U.S. fiscal stimulus combined with ongoing financial support in Europe drove inflation expectations that pushed market interest rates higher. The European Central Bank (ECB) stepped up its bond-buying program to control the rise in borrowing costs, while the Bank of England stuck with its loose monetary approach. Europe wrestled with rising COVID-19 cases throughout the quarter, resulting in new restrictions across many countries.
European equities notched another quarter of solid returns in the second quarter of 2021, supported by further opening of economies enabled by the loosening of COVID-19 restrictions. Although markets were buoyant, there were also concerns about the rising threat of inflation due to a recovering global economy, tighter supply chains, and rising commodity prices. The ECB indicated it would maintain monetary stimulus while forecasting that inflation would dip back below target levels. Economic progress wobbled with the eurozone reporting during the second quarter of 2021 that it had fallen back into recession in the first quarter. However, projections for the rebound improved as the EU’s vaccination program accelerated, boosting reopening ahead of the summer months, despite the spread of the Delta variant.
European equity markets moved sideways in the third quarter of 2021. As rising vaccination rates in Europe brought COVID-19 under control and allowed economies to reopen, some consumption indicators picked up. The growing recovery prompted a sharp uptick in company performance, with businesses in the Stoxx Europe 600 Index reporting a 248%
increase in second quarter earnings, well ahead of estimates.
Markets marched on to new records in August 2021 before succumbing to volatility in the second part of the quarter, as concerns around shortages, inflation, and energy supply intensified. Natural gas prices surged due to reduced inventories and slow flows from Russia, which created the potential for higher prices and even shortages in the event of a cold winter. Several smaller energy suppliers in the U.K. failed as a result, while supply chain issues led to lines for gas across the country and sent the currency sharply lower. ECB President Christine Lagarde indicated that the central bank would not overreact to supply shocks pushing inflation higher. On the political front, elections in Germany delivered a narrow win for the Social Democratic party, as the country prepared for a new leader to succeed Angela Merkel.
What factors affected the Fund’s performance during its fiscal year?
The following discussion highlights specific stocks—those that provided the largest contribution to absolute performance and those that were the largest detractors for the fiscal year ended September 30, 2021. As bottom-up stock pickers, we hope that you find this useful and gain a greater understanding of how we invest your capital.
Stocks that helped absolute performance
•	Ashtead Group is a leading U.K.-based provider of industrial equipment rentals, with the majority of its business in the U.S. While its construction segment is a cyclical business, its specialty business is growing and operates on a different cycle and to a different degree, which we saw play out in the past year. The company reported full-year earnings results in June for the April fiscal year that showed an ongoing recovery in its equipment rental business. Ashtead continued to perform well and was supported by positive industry trends during the reporting period.
•	Accenture saw strong demand for information technology (IT) infrastructure during the fiscal year due to an acceleration in the adoption of Software-as-a-Service (SaaS) and cloud delivery. Accenture is a global leader in management consulting and business process outsourcing.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
45

Vontobel Greater European Opportunities Fund (Continued)
•	Eurofins Scientific, Alcon, and Wolters Kluwer also contributed to the Fund’s absolute performance during the period.
Stocks that hurt absolute performance
•	The Fund sold its position in SAP SE because we believed the company’s increased business investment could impinge on the company’s near-term profit margins. We exited our position to take advantage of other opportunities.
•	London Stock Exchange Group is a market infrastructure and data company. It owns a number of attractive assets, from the FTSE/Russell indices to over the counter (OTC) derivatives clearing. Those businesses benefit from substantial barriers to entry and low capital intensity. During the fiscal year, the company began the process of integrating its purchase of Refinitiv, a data company.
•	Allegro, Unilever, and Netcompany Group also detracted from the Fund’s absolute performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political, and other events negatively affecting of that location.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the portfolio manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2021.
Industrials	22%
Consumer Staples	15
Consumer Discretionary	15
Information Technology	14
Health Care	13
Financials	6
Materials	5
Other (includes short-term investment)	10
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
46

Vontobel Greater European Opportunities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/21

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	21.44%	8.89%	9.01%
Class A shares at POP[3,4]	14.76	7.67	8.39
Class C shares at NAV[2] and with CDSC[4]	20.52	8.08	8.19
Class I shares at NAV[2]	21.74	9.16	9.27
MSCI Europe Index (net)	27.25	8.85	8.15
Fund Expense Ratios[5]: Class A shares: Gross 3.58%, Net 1.40%; Class C shares: Gross 4.31%, Net 2.15%; Class I shares: Gross 3.31%, Net 1.15%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2011, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective February 1, 2021, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.
47

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Communication Services—3.5%
Cellnex Telecom S.A. (Spain)	50,517	$ 3,116
Energy—14.4%
Cheniere Energy, Inc. (United States)(1)	28,372	2,771
Enbridge, Inc. (Canada)	69,040	2,748
ONEOK, Inc. (United States)	32,360	1,876
Pembina Pipeline Corp. (Canada)	49,347	1,564
Targa Resources Corp. (United States)	40,420	1,989
TC Energy Corp. (Canada)	33,911	1,631
		12,579

Industrials—27.9%
Aena SME S.A. (Spain)(1)	22,571	3,894
Aeroports de Paris (France)(1)	14,645	1,865
Atlantia SpA (Italy)(1)	79,788	1,506
Auckland International Airport Ltd. (New Zealand)(1)	208,457	1,120
Canadian Pacific Railway Ltd. (Canada)	13,585	884
CSX Corp. (United States)	56,690	1,686
Flughafen Zurich AG (Switzerland)(1)	11,875	2,116
Norfolk Southern Corp. (United States)	10,511	2,515
Sydney Airport (Australia)(1)	280,402	1,647
Transurban Group (Australia)	384,737	3,877
Transurban Group (Australia)	43,231	436
Union Pacific Corp. (United States)	4,754	932
Vinci S.A. (France)	18,253	1,898
		24,376

Real Estate—10.5%
American Tower Corp. (United States)	19,942	5,293
Crown Castle International Corp. (United States)	22,330	3,870
		9,163

	Shares	Value

Utilities—42.7%
Ameren Corp. (United States)	16,438	$ 1,331
American Water Works Co., Inc. (United States)	7,519	1,271
Atmos Energy Corp. (United States)	18,980	1,674
CenterPoint Energy, Inc. (United States)	92,370	2,272
CMS Energy Corp. (United States)	26,256	1,568
Dominion Energy, Inc. (United States)	50,784	3,708
Edison International (United States)	24,531	1,361
Enel SpA (Italy)	186,150	1,429
Energias de Portugal S.A. (Portugal)	271,332	1,426
Evergy, Inc. (United States)	17,290	1,075
Eversource Energy (United States)	25,990	2,125
Iberdrola S.A. (Spain)	140,348	1,412
National Grid plc (United Kingdom)	206,509	2,461
NextEra Energy, Inc. (United States)	76,149	5,979
Orsted A/S (Denmark)	14,746	1,944
Public Service Enterprise Group, Inc. (United States)	38,845	2,366
Sempra Energy (United States)	24,534	3,104
Southern Co. (The) (United States)	13,765	853
		37,359

Total Common Stocks (Identified Cost $72,655)		86,593

Total Long-Term Investments—99.0% (Identified Cost $72,655)		86,593

	Shares	Value

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	688,716	$ 689
Total Short-Term Investment (Identified Cost $689)		689

TOTAL INVESTMENTS—99.8% (Identified Cost $73,344)		$87,282
Other assets and liabilities, net—0.2%		163
NET ASSETS—100.0%		$87,445

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	58%
Spain	10
Canada	8
Australia	7
France	4
Italy	3
United Kingdom	3
Other	7
Total	100%
† % of total investments as of September 30, 2021.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$86,593	$56,446	$30,147
Money Market Mutual Fund	689	689	—
Total Investments	$87,282	$57,135	$30,147
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Financial Statements
48

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.6%
Australia—3.8%
GPT Group (The) - In Specie(1)(2)	13,566	$ —
National Storage REIT	3,365,933	5,524
NEXTDC Ltd.(2)	461,476	3,931
Scentre Group	3,853,300	8,201
		17,656

Belgium—1.1%
Warehouses De Pauw CVA	131,737	5,338
Canada—4.5%
Allied Properties Real Estate Investment Trust	144,450	4,587
Boardwalk Real Estate Investment Trust	185,900	6,941
Granite Real Estate Investment Trust	116,779	8,305
Summit Industrial Income REIT	75,786	1,247
		21,080

France—2.5%
Gecina S.A.	34,600	4,655
Klepierre S.A.(2)	308,780	6,905
		11,560

Germany—4.0%
Aroundtown S.A.	1,039,180	7,159
Vonovia SE	193,594	11,618
		18,777

Hong Kong—2.7%
Link REIT	653,504	5,596
Swire Properties Ltd.	2,763,000	6,903
		12,499

India—1.0%
Ascendas India Trust	4,431,700	4,648
Ireland—0.7%
Irish Residential Properties REIT plc	1,986,900	3,316
Japan—8.4%
Kenedix Office Investment Corp. Class A	691	4,750
Kenedix Residential Next Investment Corp.	2,375	4,629
Mitsubishi Estate Co., Ltd.	877,200	13,967
Mitsui Fudosan Logistics Park, Inc.	1,693	8,965
Nippon Prologis REIT, Inc.	2,014	6,731
		39,042

Singapore—0.6%
Mapletree Industrial Trust	1,485,140	3,035
	Shares	Value

Spain—2.2%
Inmobiliaria Colonial Socimi S.A.	360,500	$ 3,496
Merlin Properties Socimi S.A.	658,100	6,750
		10,246

Sweden—3.0%
Catena AB	131,191	7,090
Kungsleden AB	525,900	6,930
		14,020

United Kingdom—5.6%
Derwent London plc	100,510	4,657
Safestore Holdings plc	331,757	4,695
Segro plc	204,528	3,285
UNITE Group plc (The)	558,900	8,174
Workspace Group plc	502,500	5,578
		26,389

United States—58.5%
Alexandria Real Estate Equities, Inc.	39,229	7,496
American Homes 4 Rent Class A	215,350	8,209
Apartment Income REIT Corp.	145,478	7,101
AvalonBay Communities, Inc.	58,465	12,958
Boston Properties, Inc.	41,085	4,452
Brixmor Property Group, Inc.	415,333	9,183
Cousins Properties, Inc.	218,700	8,155
CubeSmart	216,175	10,474
CyrusOne, Inc.	63,685	4,930
Douglas Emmett, Inc.	179,905	5,687
Duke Realty Corp.	245,466	11,750
Equinix, Inc.	17,825	14,084
Equity Residential	103,165	8,348
Extra Space Storage, Inc.	62,265	10,460
Healthcare Trust of America, Inc. Class A	275,930	8,184
Healthpeak Properties, Inc.	225,000	7,533
Host Hotels & Resorts, Inc.(2)	381,546	6,231
Invitation Homes, Inc.	213,910	8,199
Kimco Realty Corp.	220,745	4,580
Mid-America Apartment Communities, Inc.	70,100	13,091
Prologis, Inc.	197,734	24,802
Regency Centers Corp.	104,050	7,006
Rexford Industrial Realty, Inc.	61,500	3,490
RLJ Lodging Trust	234,907	3,491
Ryman Hospitality Properties, Inc.(2)	60,435	5,058
SBA Communications, Corp. Class A	13,350	4,413
	Shares	Value

United States—continued
Simon Property Group, Inc.	113,446	$ 14,745
Spirit Realty Capital, Inc.	190,816	8,785
Sun Communities, Inc.	81,906	15,161
VICI Properties, Inc.	135,250	3,842
Welltower, Inc.	141,600	11,668
		273,566

Total Common Stocks (Identified Cost $382,670)		461,172

Total Long-Term Investments—98.6% (Identified Cost $382,670)		461,172

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	7,377,064	7,377
Total Short-Term Investment (Identified Cost $7,377)		7,377

TOTAL INVESTMENTS—100.2% (Identified Cost $390,047)		$468,549
Other assets and liabilities, net—(0.2)%		(1,047)
NET ASSETS—100.0%		$467,502

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	60%
Japan	8
United Kingdom	6
Canada	4
Germany	4
Australia	4
Sweden	3
Other	11
Total	100%
† % of total investments as of September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
49

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$461,172	$294,645	$166,527	$— (1)
Money Market Mutual Fund	7,377	7,377	—	—
Total Investments	$468,549	$302,022	$166,527	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2021.
See Notes to Financial Statements
50

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—97.2%
Australia—10.5%
Dexus	107,218	$ 825
GPT Group (The) - In Specie(1)(2)	588,920	—
National Storage REIT	506,304	831
NEXTDC Ltd.(2)	57,799	492
Scentre Group	689,100	1,467
		3,615

Belgium—2.0%
Warehouses De Pauw CVA	16,566	671
Canada—9.1%
Allied Properties Real Estate Investment Trust	23,800	756
Boardwalk Real Estate Investment Trust	29,100	1,086
Granite Real Estate Investment Trust	13,126	934
Summit Industrial Income REIT	21,700	357
		3,133

China—2.6%
GDS Holdings Ltd. ADR(2)	16,100	911
France—3.0%
Klepierre S.A.(2)	46,431	1,038
Germany—9.2%
Aroundtown S.A.	159,590	1,099
Vonovia SE	34,749	2,086
		3,185

Hong Kong—10.3%
Hysan Development Co., Ltd.	168,000	546
Link REIT	188,441	1,614
Swire Properties Ltd.	559,000	1,397
		3,557

India—1.8%
Ascendas India Trust	600,100	630
Ireland—2.4%
Irish Residential Properties REIT plc	499,133	833
	Shares	Value

Japan—21.1%
Ichigo Office REIT Investment Corp.	642	$ 518
Kenedix Office Investment Corp. Class A	144	990
Kenedix Residential Next Investment Corp.	482	939
Mitsubishi Estate Co., Ltd.	154,000	2,452
Mitsui Fudosan Logistics Park, Inc.	213	1,128
Nippon Prologis REIT, Inc.	377	1,260
		7,287

Singapore—2.6%
Mapletree Industrial Trust	431,600	882
Spain—5.2%
Inmobiliaria Colonial Socimi S.A.	67,000	650
Merlin Properties Socimi S.A.	110,800	1,136
		1,786

Sweden—5.0%
Catena AB	11,597	627
Kungsleden AB	82,300	1,084
		1,711

United Kingdom—12.4%
Derwent London plc	16,031	743
Safestore Holdings plc	65,826	931
Segro plc	37,168	597
UNITE Group plc (The)	66,300	970
Workspace Group plc	93,900	1,042
		4,283

Total Common Stocks (Identified Cost $26,956)		33,522

Total Long-Term Investments—97.2% (Identified Cost $26,956)		33,522

	Shares	Value

Short-Term Investment—2.3%
Money Market Mutual Fund—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	797,601	$ 798
Total Short-Term Investment (Identified Cost $798)		798

TOTAL INVESTMENTS—99.5% (Identified Cost $27,754)		$34,320
Other assets and liabilities, net—0.5%		186
NET ASSETS—100.0%		$34,506

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
Japan	21%
United Kingdom	13
Australia	11
Hong Kong	10
Germany	9
Canada	9
Spain	5
Other	22
Total	100%
† % of total investments as of September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
51

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$33,522	$4,044	$29,478	$— (1)
Money Market Mutual Fund	798	798	—	—
Total Investments	$34,320	$4,842	$29,478	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2021.
See Notes to Financial Statements
52

Duff & Phelps Real Asset Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds(1)—65.0%
Equity Funds—58.9%
Virtus Duff & Phelps Global Infrastructure Fund Class R6(2)	317,340	$ 5,141
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6(2)	133,505	5,108
Virtus Duff & Phelps Select MLP and Energy Fund Class I(2)	355,792	3,134
		13,383

Fixed Income Fund—6.1%
Virtus Newfleet Senior Floating Rate Fund Class R6(2)	154,229	1,388
Total Affiliated Mutual Funds (Identified Cost $9,602)		14,771

Exchange-Traded Funds(1)—35.0%
Invesco DB Agriculture Fund(3)	38,300	732
Invesco DB Commodity Index Tracking Fund(3)	133,224	2,689
Invesco DB Gold Fund(3)	19,600	987
Schwab U.S. TIPS ETF	11,300	707
	Shares	Value

SPDR S&P Global Natural Resources ETF	55,350	$ 2,842
Total Exchange-Traded Funds (Identified Cost $6,621)		7,957

Total Long-Term Investments—100.0% (Identified Cost $16,223)		22,728

Short-Term Investment—0.4%
Money Market Mutual Fund(1)—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)	79,762	80
Total Short-Term Investment (Identified Cost $80)		80

TOTAL INVESTMENTS—100.4% (Identified Cost $16,303)		$22,808
Other assets and liabilities, net—(0.4)%		(89)
NET ASSETS—100.0%		$22,719
Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	S&P Depositary Receipt
TIPS	Treasury-Inflation Protected Securities

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(3)	Non-income producing.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Affiliated Mutual Funds	$14,771	$14,771
Exchange-Traded Funds	7,957	7,957
Money Market Mutual Fund	80	80
Total Investments	$22,808	$22,808
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
53

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Real Estate Investment Trusts—99.3%
Data Centers—10.8%
CyrusOne, Inc.	204,078	$ 15,797
Equinix, Inc.	53,381	42,178
		57,975

Healthcare—10.3%
Healthcare Trust of America, Inc. Class A	568,800	16,871
Healthpeak Properties, Inc.	455,600	15,253
Welltower, Inc.	277,580	22,873
		54,997

Industrial/Office—23.4%
Industrial—14.8%
Duke Realty Corp.	518,193	24,806
Prologis, Inc.	368,744	46,251
Rexford Industrial Realty, Inc.	145,125	8,236
		79,293

Office—8.6%
Alexandria Real Estate Equities, Inc.	76,434	14,604
Boston Properties, Inc.	70,900	7,682
Cousins Properties, Inc.	404,603	15,088
Douglas Emmett, Inc.	274,668	8,682
		46,056

Total Industrial/Office		125,349

Lodging/Resorts—4.6%
Host Hotels & Resorts, Inc.(1)	716,769	11,705
RLJ Lodging Trust	396,605	5,894
Ryman Hospitality Properties, Inc.(1)	83,660	7,002
		24,601

	Shares	Value

Residential—25.4%
Apartments—15.1%
Apartment Income REIT Corp.	354,295	$ 17,293
AvalonBay Communities, Inc.	111,715	24,761
Equity Residential	183,254	14,829
Mid-America Apartment Communities, Inc.	129,280	24,143
		81,026

Manufactured Homes—4.8%
Sun Communities, Inc.	139,865	25,889
Single Family Homes—5.5%
American Homes 4 Rent Class A	501,200	19,106
Invitation Homes, Inc.	268,760	10,301
		29,407

Total Residential		136,322

Retail—14.9%
Free Standing—3.4%
Spirit Realty Capital, Inc.	312,893	14,405
STORE Capital Corp.	115,350	3,695
		18,100

Regional Malls—4.9%
Simon Property Group, Inc.	202,596	26,332
Shopping Centers—6.6%
Brixmor Property Group, Inc.	636,056	14,063
Kimco Realty Corp.	420,920	8,734
Regency Centers Corp.	187,000	12,591
		35,388

Total Retail		79,820

Self Storage—7.9%
CubeSmart	469,450	22,745
	Shares	Value

Self Storage—continued
Extra Space Storage, Inc.	117,429	$ 19,727
		42,472

Specialty—2.0%
SBA Communications, Corp. Class A	15,600	5,157
VICI Properties, Inc.	196,800	5,591
		10,748

Total Common Stocks (Identified Cost $297,638)		532,284

Total Long-Term Investments—99.3% (Identified Cost $297,638)		532,284

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	2,869,243	2,869
Total Short-Term Investment (Identified Cost $2,869)		2,869

TOTAL INVESTMENTS—99.9% (Identified Cost $300,507)		$535,153
Other assets and liabilities, net—0.1%		755
NET ASSETS—100.0%		$535,908

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$532,284	$532,284
Money Market Mutual Fund	2,869	2,869
Total Investments	$535,153	$535,153
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
54

FORT Trend Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Short-Term Investments—94.1%
Money Market Mutual Fund—4.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(1)	6,575,922	$ 6,576
Total Money Market Mutual Fund (Identified Cost $6,576)		6,576

Par Value
U.S. Government Securities—89.9%
U.S. Treasury Bills
0.000%, 10/21/21	$ 18,400	18,399
	Par Value	Value
0.000%, 11/18/21	$ 21,500	$ 21,499
0.000%, 12/23/21	20,000	19,998
0.000%, 1/6/22	27,000	26,998
0.000%, 1/20/22	30,300	30,297
0.000%, 2/24/22	23,300	23,295
Total U.S. Government Securities (Identified Cost $140,483)		140,486

Total Short-Term Investments (Identified Cost $147,059)		147,062

TOTAL INVESTMENTS—94.1% (Identified Cost $147,059)		$147,062
Other assets and liabilities, net—5.9%		9,220
NET ASSETS—100.0%		$156,282
Abbreviations:
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
KC HRW	Kansas City Hard Red Winter
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
RBOB	Reformulated Blendstock for Oxygenate Blending
TOPIX	Tokyo Stock Price Index
ULSD	Ultra Low Sulfur Diesel

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Exchange-Traded Futures contracts as of September 30, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Long Contracts:
CAC 40 Index Future	October 2021	2	$ 151	$ —	$ (2)
FTSE Taiwan Index Future	October 2021	18	1,065	—	(25)
Gasoline RBOB Future	November 2021	10	921	31	—
Low Sulphur Gas Oil Future	November 2021	72	4,864	171	—
Natural Gas Future	November 2021	12	704	35	—
NY Harbor ULSD Future	November 2021	36	3,536	166	—
2 Year U.S. Treasury Note Future	December 2021	12	2,641	—	(3)
5 Year U.S. Treasury Note Future	December 2021	66	8,101	—	(50)
10 Year Australian Bond Future	December 2021	117	94,928	—	(197)
10 Year Canadian Bond Future	December 2021	6	678	—	(15)
10 Year Japanese Bond Future	December 2021	3	4,080	—	(9)
10 Year U.K. Gilt Future	December 2021	28	4,722	—	(96)
10 Year U.S. Treasury Note Future	December 2021	101	13,292	—	(157)
10 Year Ultra Bond Future	December 2021	6	871	1	—
30 Year Euro Bond Future	December 2021	19	4,475	—	(90)
30 Year U.S. Treasury Bond Future	December 2021	73	11,623	—	(266)
Brent Crude Future	December 2021	122	9,554	281	—
Cotton No. 2 Future	December 2021	11	582	66	—
Dollar Index Future	December 2021	12	1,131	18	—
Dow Jones Index E-Mini Future	December 2021	4	674	—	(13)
Euro BTP Future	December 2021	11	1,936	—	(20)
Euro Stoxx 50 Future	December 2021	28	1,313	—	(16)
Euro-OAT Future	December 2021	12	2,307	—	(37)
FTSE 100 Index Future	December 2021	2	191	2	—
Lean Hogs Future	December 2021	4	137	3	—
Nasdaq 100 E-Mini Future	December 2021	78	22,905	—	(871)
Nikkei 225 Stock Average Future	December 2021	7	1,853	—	(21)
Red Wheat Future	December 2021	1	46	—	— (1)
Russell 2000 E-Mini Future	December 2021	23	2,531	—	(41)
S&P 500 E-Mini Future	December 2021	151	32,448	—	(1,125)
S&P Mid 400 E-Mini Future	December 2021	1	263	—	(5)
SPI 200 Future	December 2021	2	264	4	—
TOPIX Index Future	December 2021	2	365	—	(4)
U.S. Ultra Bond Future	December 2021	70	13,374	—	(363)
3-Month EURIBOR Future	March 2022	19	5,530	—	(1)
90-Day Eurodollar Future	March 2022	28	6,990	1	—
90-Day Sterling Future	March 2022	11	1,844	—	(3)
See Notes to Financial Statements
55

FORT Trend Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
Exchange-Traded Futures contracts as of September 30, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
3-Month EURIBOR Future	June 2022	10	$ 2,910	$ —	$ (1)
90-Day Eurodollar Future	June 2022	35	8,732	—	(1)
90-Day Sterling Future	June 2022	4	669	—	(1)
3-Month EURIBOR Future	September 2022	9	2,618	—	(2)
90-Day Eurodollar Future	September 2022	33	8,224	—	(2)
90-Day Sterling Future	September 2022	2	334	—	(1)
3-Month EURIBOR Future	December 2022	10	2,908	—	(2)
90-Day Eurodollar Future	December 2022	6	1,493	—	(1)
90-Day Sterling Future	December 2022	4	668	—	(2)
3-Month EURIBOR Future	March 2023	8	2,325	—	(2)
90-Day Sterling Future	March 2023	6	1,002	—	(3)
3-Month EURIBOR Future	June 2023	11	3,196	—	(3)
90-Day Sterling Future	June 2023	7	1,168	—	(4)
3-Month EURIBOR Future	September 2023	12	3,486	—	(3)
90-Day Sterling Future	September 2023	7	1,168	—	(4)
3-Month EURIBOR Future	December 2023	9	2,613	—	(4)
90-Day Sterling Future	December 2023	8	1,334	—	(4)
3-Month EURIBOR Future	March 2024	8	2,322	—	(4)
90-Day Sterling Future	March 2024	2	333	—	(1)
3-Month EURIBOR Future	June 2024	9	2,611	—	(4)
90-Day Sterling Future	June 2024	2	333	—	(1)
3-Month EURIBOR Future	September 2024	11	3,190	—	(5)
90-Day Euro Dollar Future	September 2024	10	2,462	—	(7)
90-Day Sterling Future	September 2024	4	666	—	(2)
3-Month EURIBOR Future	December 2024	14	4,057	—	(5)
90-Day Euro Dollar Future	December 2024	18	4,428	—	(10)
90-Day Sterling Future	December 2024	11	1,832	—	(4)
				$ 779	$ (3,513)
Short Contracts:
Hang Seng Index Future	October 2021	(2)	(315)	—	(1)
HSCEI Index Future	October 2021	(4)	(224)	—	(2)
Cattle Feeder Future	November 2021	(1)	(76)	2	—
Crude Oil Future	November 2021	(28)	(2,101)	12	—
Soybean Future	November 2021	(32)	(2,010)	90	—
10 Year Euro-Bund Future	December 2021	(14)	(2,754)	— (1)	—
Australian Dollar Future	December 2021	(39)	(2,821)	14	—
British Pound Future	December 2021	(27)	(2,274)	17	—
Canadian Dollar Future	December 2021	(18)	(1,422)	—	(12)
Cocoa Future	December 2021	(2)	(53)	—	(1)
Coffee C Future	December 2021	(1)	(73)	—	(3)
Copper Future	December 2021	(5)	(511)	19	—
Corn Future	December 2021	(9)	(242)	—	(6)
Euro Currency Future	December 2021	(84)	(12,180)	162	—
Euro-Bobl Future	December 2021	(14)	(2,188)	—	— (1)
Gold Future	December 2021	(14)	(2,460)	—	(3)
Japanese Yen Future	December 2021	(9)	(1,010)	—	(3)
KC HRW Wheat Future	December 2021	(2)	(73)	—	(3)
Live Cattle Future	December 2021	(10)	(503)	10	—
Mexican Peso Future	December 2021	(14)	(336)	4	—
MSCI Emerging Market Index Future	December 2021	(12)	(747)	4	—
New Zealand Dollar Future	December 2021	(6)	(414)	1	—
Silver Future	December 2021	(6)	(661)	3	—
Soybean Meal Future	December 2021	(12)	(394)	22	—
Soybean Oil Future	December 2021	(30)	(1,056)	—	(3)
Wheat Future	December 2021	(11)	(399)	— (1)	—
Sugar #11 World Future	March 2022	(6)	(137)	—	(3)
90-Day Euro Dollar Future	March 2023	(14)	(3,478)	—	— (1)
90-Day Euro Dollar Future	June 2023	(8)	(1,984)	—	(1)
See Notes to Financial Statements
56

FORT Trend Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
Exchange-Traded Futures contracts as of September 30, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
90-Day Euro Dollar Future	September 2023	(16)	$ (3,960)	$ 2	$ —
90-Day Euro Dollar Future	December 2023	(23)	(5,684)	—	— (1)
90-Day Euro Dollar Future	March 2024	(19)	(4,689)	—	(2)
90-Day Euro Dollar Future	June 2024	(3)	(740)	—	— (1)
				362	(43)
Total				$1,141	$ (3,556)
Footnote Legend:
(1)Amount is less than $500.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$140,486	$ —	$140,486
Money Market Mutual Fund	6,576	6,576	—
Other Financial Instruments:
Futures Contracts	1,141	1,141	—
Total Assets	148,203	7,717	140,486
Liabilities:
Other Financial Instruments:
Futures Contracts	(3,556)	(3,556)	—
Total Liabilities	(3,556)	(3,556)	—
Total Investments	$144,647	$ 4,161	$140,486
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Financial Statements
57

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—90.0%
Communication Services—16.7%
Addcn Technology Co., Ltd. (Taiwan)	4,000	$ 34
Autohome, Inc. ADR (China)	957	45
Baltic Classifieds Group plc (United Kingdom)(1)	33,484	87
NAVER Corp. (South Korea)	118	38
Sarana Menara Nusantara Tbk PT (Indonesia)	718,000	66
Tencent Holdings Ltd. (China)	1,000	60
Tongdao Liepin Group (China)(1)	13,000	19
Wirtualna Polska Holding S.A. (Poland)	1,864	63
Yandex N.V. Class A (Russia)(1)	879	70
		482

Consumer Discretionary—11.9%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	571	85
Allegro.eu S.A. (Poland)(1)	2,418	35
JD.com, Inc. ADR (China)(1)	1,233	89
Prosus N.V. (Netherlands)(1)	614	49
Union Auction PCL (Thailand)	140,000	38
Vasta Platform Ltd. Class A (Brazil)(1)	10,441	48
		344

Consumer Staples—15.8%
Anhui Gujing Distillery Co., Ltd. Class B (China)	4,000	52
BIM Birlesik Magazalar AS (Turkey)	6,369	46
Carlsberg Brewery Malaysia Bhd (Malaysia)	8,000	43
Fraser and Neave Ltd. (Singapore)	55,000	57
Heineken Malaysia Bhd (Malaysia)	8,000	44
Pernod Ricard S.A. (France)	279	62
Taisun International Holding Corp. (Taiwan)	8,000	30
Thai Beverage PCL (Thailand)	118,000	57
Wal-Mart de Mexico SAB de C.V. (Mexico)	19,617	66
		457

Financials—11.6%
Bank Central Asia Tbk PT (Indonesia)	28,000	68
	Shares	Value

Financials—continued
HDFC Bank Ltd. ADR (India)	801	$ 58
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(2)	950	101
Sberbank of Russia PJSC Sponsored ADR (Russia)	2,660	50
United Overseas Bank Ltd. (Singapore)	3,000	57
		334

Health Care—2.1%
Prodia Widyahusada Tbk PT (Indonesia)	126,000	62
Industrials—24.5%
Boa Vista Servicos S.A. (Brazil)	40,700	95
Credit Bureau Asia Ltd. (Singapore)	47,000	42
GFC Ltd. (Taiwan)	15,000	37
HeadHunter Group plc ADR (Russia)	2,334	114
NICE Information Service Co., Ltd. (South Korea)	2,936	50
S-1 Corp. (South Korea)	1,272	90
SaraminHR Co., Ltd. (South Korea)	1,387	56
Tegma Gestao Logistica S.A. (Brazil)	33,444	101
Voltronic Power Technology Corp. (Taiwan)	2,000	122
		707

Information Technology—6.4%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	1,327	148
Webcash Corp. (South Korea)	1,458	38
		186

Real Estate—1.0%
American Tower Corp. (United States)	112	30
Total Common Stocks (Identified Cost $2,711)		2,602

Total Long-Term Investments—90.0% (Identified Cost $2,711)		2,602

	Shares	Value

Short-Term Investment—9.1%
Money Market Mutual Fund—9.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	265,085	$ 265
Total Short-Term Investment (Identified Cost $265)		265

TOTAL INVESTMENTS—99.1% (Identified Cost $2,976)		$2,867
Other assets and liabilities, net—0.9%		25
NET ASSETS—100.0%		$2,892

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $101 or 3.5% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
Taiwan	13%
China	12
United States	10
South Korea	10
Brazil	9
Russia	8
Indonesia	7
Other	31
Total	100%
† % of total investments as of September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
58

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$2,602	$1,088	$1,514
Money Market Mutual Fund	265	265	—
Total Investments	$2,867	$1,353	$1,514
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Financial Statements
59

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—94.3%
Communication Services—16.4%
Addcn Technology Co., Ltd. (Taiwan)	934,000	$ 7,959
Autohome, Inc. ADR (China)	153,462	7,202
Baltic Classifieds Group plc (United Kingdom)(1)	5,322,297	13,826
Sarana Menara Nusantara Tbk PT (Indonesia)	117,568,800	10,836
Tongdao Liepin Group (China)(1)	3,003,800	4,257
Wirtualna Polska Holding S.A. (Poland)	456,438	15,482
Yandex N.V. Class A (Russia)(1)	123,454	9,838
		69,400

Consumer Discretionary—6.0%
Union Auction PCL (Thailand)(2)	38,012,000	10,393
Vasta Platform Ltd. Class A (Brazil)(1)(2)	1,262,176	5,755
Vivo Energy plc (United Kingdom)	6,357,232	9,091
		25,239

Consumer Staples—11.3%
Anhui Gujing Distillery Co., Ltd. Class B (China)	801,563	10,402
BIM Birlesik Magazalar AS (Turkey)	1,098,098	7,897
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,651,700	8,821
Clicks Group Ltd. (South Africa)	337,423	6,222
Heineken Malaysia Bhd (Malaysia)	1,742,500	9,614
Taisun International Holding Corp. (Taiwan)	1,230,074	4,665
		47,621

Financials—9.8%
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(3)	196,496	20,950
Multi Commodity Exchange of India Ltd. (India)	405,141	9,016
VNV Global AB (Sweden)(1)	940,930	11,243
		41,209

Health Care—2.0%
Haw Par Corp., Ltd. (Singapore)	979,174	8,301
	Shares	Value

Industrials—32.8%
Boa Vista Servicos S.A. (Brazil)	5,919,588	$ 13,838
HeadHunter Group plc ADR (Russia)	430,800	21,023
IndiaMart InterMesh Ltd. (India)	74,500	8,366
Kerry TJ Logistics Co., Ltd. (Taiwan)	2,864,000	4,753
Marel HF (Iceland)	1,505,536	10,281
NICE Information Service Co., Ltd. (South Korea)	633,897	10,862
S-1 Corp. (South Korea)	191,325	13,513
SaraminHR Co., Ltd. (South Korea)	349,485	14,096
Sporton International, Inc. (Taiwan)	1,187,256	9,304
Taiwan Secom Co., Ltd. (Taiwan)	1,137,874	3,980
Tegma Gestao Logistica S.A. (Brazil)(2)	4,839,708	14,637
Voltronic Power Technology Corp. (Taiwan)	226,178	13,792
		138,445

Information Technology—14.6%
Computer Age Management Services Ltd. (India)	324,819	13,219
Douzone Bizon Co., Ltd. (South Korea)	36,709	2,949
Humanica PCL Foreign Shares (Thailand)	29,377,200	9,280
Oracle Financial Services Software Ltd. (India)	271,577	16,628
TOTVS S.A. (Brazil)	1,052,052	6,962
Webcash Corp. (South Korea)	362,778	9,326
Younglimwon Soft Lab Co., Ltd. (South Korea)(2)	407,309	3,483
		61,847

Materials—1.4%
Corp. Moctezuma SAB de C.V. (Mexico)	1,735,583	5,875
Total Common Stocks (Identified Cost $330,849)		397,937

Total Long-Term Investments—94.3% (Identified Cost $330,849)		397,937

	Shares	Value

Short-Term Investment—6.1%
Money Market Mutual Fund—6.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	25,697,558	$ 25,698
Total Short-Term Investment (Identified Cost $25,698)		25,698

TOTAL INVESTMENTS—100.4% (Identified Cost $356,547)		$423,635
Other assets and liabilities, net—(0.4)%		(1,695)
NET ASSETS—100.0%		$421,940

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $20,950 or 5.0% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
South Korea	13%
India	11
Taiwan	11
Brazil	10
Russia	7
United States	6
United Kingdom	5
Other	37
Total	100%
† % of total investments as of September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
60

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$397,937	$125,753	$272,184
Money Market Mutual Fund	25,698	25,698	—
Total Investments	$423,635	$151,451	$272,184
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Financial Statements
61

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—21.6%
Adevinta ASA Class B (Norway)(1)	2,957,275	$ 50,677
Ascential plc (United Kingdom)(1)	14,358,562	79,199
Auto Trader Group plc (United Kingdom)	13,252,251	104,510
Baltic Classifieds Group plc (United Kingdom)(1)(2)	33,809,131	87,824
CTS Eventim AG & Co. KGaA (Germany)(1)	422,124	31,761
Infrastrutture Wireless Italiane SpA (Italy)	8,426,361	93,853
Karnov Group AB Class B (Sweden)	4,461,510	27,101
MarkLines Co., Ltd. (Japan)(2)	1,094,400	30,398
New Work SE (Germany)	238,135	58,309
Rightmove plc (United Kingdom)	11,657,449	107,100
		670,732

Consumer Discretionary—11.1%
Allegro.eu S.A. (Poland)(1)	6,364,125	92,411
Goldlion Holdings Ltd. (Hong Kong)	21,115,882	4,501
Max Stock Ltd. (Israel)(2)	8,660,458	30,894
Mercari, Inc. (Japan)(1)	1,291,800	71,382
Moneysupermarket.com Group plc (United Kingdom)	13,367,102	38,155
Redbubble Ltd. (Australia)(1)(2)	23,077,365	72,019
Victorian Plumbing Group plc (United Kingdom)(1)	10,881,777	36,624
		345,986

Consumer Staples—5.2%
Anhui Gujing Distillery Co., Ltd. Class B (China)	3,615,401	46,918
BIM Birlesik Magazalar AS (Turkey)	8,185,434	58,864
Heineken Malaysia Bhd (Malaysia)	9,795,500	54,046
		159,828

Energy—2.6%
Computer Modelling Group Ltd. (Canada)(2)	5,619,390	21,030
	Shares	Value

Energy—continued
Pason Systems, Inc. (Canada)(2)	8,973,518	$ 61,070
		82,100

Financials—15.9%
Cerved Group SpA (Italy)(1)	4,573,500	53,984
Euroz Ltd. (Australia)	5,196,941	5,704
Gruppo Mutuionline SpA (Italy)	1,178,596	58,174
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(3)	750,501	80,015
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)(2)	5,218,095	80,310
Nordnet AB publ (Sweden)	3,921,406	70,247
Numis Corp. plc (United Kingdom)	5,237,820	25,278
Sabre Insurance Group plc (United Kingdom)(2)	19,452,454	57,188
VNV Global AB (Sweden)(1)	5,324,806	63,626
		494,526

Health Care—4.1%
Haw Par Corp., Ltd. (Singapore)	10,247,612	86,877
Nakanishi, Inc. (Japan)	1,728,200	39,354
		126,231

Industrials—28.7%
Boa Vista Servicos S.A. (Brazil)	18,130,203	42,381
BTS Group AB Class B (Sweden)	585,692	24,212
CAE, Inc. (Canada)(1)	2,855,934	85,322
Enento Group Oyj (Finland)(1)	1,178,154	48,139
Haitian International Holdings Ltd. (Hong Kong)	17,295,000	53,660
HeadHunter Group plc ADR (Russia)(2)	3,251,204	158,659
Howden Joinery Group plc (United Kingdom)	2,603,691	31,345
Kerry TJ Logistics Co., Ltd. (Taiwan)	11,088,000	18,403
Knorr-Bremse AG (Germany)	840,571	89,934
Lumax International Corp., Ltd. (Taiwan)(2)	7,818,259	19,331
Marel HF (Iceland)	12,525,556	85,538
Meitec Corp. (Japan)	510,500	28,117
Rotork plc (United Kingdom)	7,235,272	33,817
S-1 Corp. (South Korea)	1,009,828	71,320
	Shares	Value

Industrials—continued
Voltronic Power Technology Corp. (Taiwan)	1,660,413	$ 101,252
		891,430

Information Technology—9.0%
Alten S.A. (France)	557,686	81,605
Bouvet ASA (Norway)(2)	8,376,981	56,573
Brockhaus Capital Management AG (Germany)(1)(2)	761,996	19,504
FDM Group Holdings plc (United Kingdom)	2,599,590	44,393
Fineos Corp., Ltd. CDI (Australia)(1)(2)	16,352,455	50,851
SimCorp A/S (Denmark)	220,886	26,099
		279,025

Materials—1.2%
Corp. Moctezuma SAB de C.V. (Mexico)	11,417,218	38,647
Total Common Stocks (Identified Cost $2,454,972)		3,088,505

Warrant—0.1%
Financials—0.1%
VNV Global AB (Sweden)(1)	1,738,308	2,383
Total Warrant (Identified Cost $0)		2,383

Total Long-Term Investments—99.5% (Identified Cost $2,454,972)		3,090,888

Short-Term Investment—1.1%
Money Market Mutual Fund—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	32,267,973	32,268
Total Short-Term Investment (Identified Cost $32,268)		32,268

TOTAL INVESTMENTS—100.6% (Identified Cost $2,487,240)		$3,123,156
Other assets and liabilities, net—(0.6)%		(17,140)
NET ASSETS—100.0%		$3,106,016
See Notes to Financial Statements
62

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depositary Interest
GDR	Global Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $80,015 or 2.6% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings (Unaudited)†
United Kingdom	22%
Italy	7
Germany	7
Canada	6
Sweden	6
Taiwan	5
Japan	5
Other	42
Total	100%
† % of total investments as of September 30, 2021.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$3,088,505	$487,124	$2,601,381
Warrant	2,383	2,383	—
Money Market Mutual Fund	32,268	32,268	—
Total Investments	$3,123,156	$521,775	$2,601,381
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
63

KAR International Small-Mid Cap Fund II
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—88.5%
Communication Services—21.6%
Adevinta ASA Class B (Norway)(1)	42,744	$ 732
Ascential plc (United Kingdom)(1)	184,783	1,019
Auto Trader Group plc (United Kingdom)	176,895	1,395
Autohome, Inc. ADR (China)	7,000	329
CTS Eventim AG & Co. KGaA (Germany)(1)	5,991	451
Infrastrutture Wireless Italiane SpA (Italy)	119,814	1,335
Karnov Group AB Class B (Sweden)	63,430	385
MarkLines Co., Ltd. (Japan)	14,100	392
New Work SE (Germany)	3,430	840
Rightmove plc (United Kingdom)	180,035	1,654
Yandex N.V. Class A (Russia)(1)	9,665	770
		9,302

Consumer Discretionary—11.3%
Allegro.eu S.A. (Poland)(1)	90,491	1,314
Max Stock Ltd. (Israel)	139,226	497
Mercari, Inc. (Japan)(1)	16,900	934
Redbubble Ltd. (Australia)(1)	303,283	946
Sonans Holding AS (Norway)(1)	164,610	956
Vasta Platform Ltd. Class A (Brazil)(1)	50,591	231
		4,878

Consumer Staples—2.0%
BIM Birlesik Magazalar AS (Turkey)	116,467	838
Energy—2.0%
Pason Systems, Inc. (Canada)	127,785	870
Financials—12.5%
Cerved Group SpA (Italy)(1)	32,164	380
Gruppo Mutuionline SpA (Italy)	18,358	906
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(2)	11,022	1,175
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	48,115	740
Nordnet AB publ (Sweden)	51,196	917
Sabre Insurance Group plc (United Kingdom)	149,420	439
VNV Global AB (Sweden)(1)	67,427	806
		5,363

Health Care—3.0%
Haw Par Corp., Ltd. (Singapore)	99,200	841
	Shares	Value

Health Care—continued
Nakanishi, Inc. (Japan)	19,500	$ 444
		1,285

Industrials—26.4%
Boa Vista Servicos S.A. (Brazil)	58,400	137
BTS Group AB Class B (Sweden)	19,309	798
CAE, Inc. (Canada)(1)	39,841	1,190
Enento Group Oyj (Finland)(1)	16,718	683
Haitian International Holdings Ltd. (Hong Kong)	246,000	763
HeadHunter Group plc ADR (Russia)	45,991	2,244
Knorr-Bremse AG (Germany)	11,952	1,279
Marel HF (Iceland)	186,299	1,272
Meitec Corp. (Japan)	11,300	622
MTU Aero Engines AG (Germany)	4,717	1,061
Rotork plc (United Kingdom)	80,470	376
Wolters Kluwer N.V. (Netherlands)	8,819	935
		11,360

Information Technology—8.5%
Admicom Oyj (Finland)	3,124	333
Alten S.A. (France)	6,918	1,012
Bouvet ASA (Norway)	103,730	701
Brockhaus Capital Management AG (Germany)(1)	12,500	320
FDM Group Holdings plc (United Kingdom)	35,776	611
Fineos Corp., Ltd. CDI (Australia)(1)	48,425	151
Mintra Holding AS (Norway)(1)	79,580	54
SimCorp A/S (Denmark)	3,271	386
Webcash Corp. (South Korea)	4,000	103
		3,671

Materials—1.2%
Corp. Moctezuma SAB de C.V. (Mexico)	153,726	520
Total Common Stocks (Identified Cost $30,230)		38,087

Warrant—0.0%
Financials—0.0%
VNV Global AB (Sweden)(1)	10,587	14
Total Warrant (Identified Cost $0)		14

Total Long-Term Investments—88.5% (Identified Cost $30,230)		38,101

	Shares	Value

Short-Term Investment—11.8%
Money Market Mutual Fund—11.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	5,106,069	$ 5,106
Total Short-Term Investment (Identified Cost $5,106)		5,106

TOTAL INVESTMENTS—100.3% (Identified Cost $35,336)		$43,207
Other assets and liabilities, net—(0.3)%		(146)
NET ASSETS—100.0%		$43,061

Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depositary Interest
GDR	Global Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $1,175 or 2.7% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United Kingdom	14%
United States	12
Germany	9
Russia	7
Sweden	7
Italy	6
Norway	6
Other	39
Total	100%
† % of total investments as of September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
64

KAR International Small-Mid Cap Fund II
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$38,087	$ 7,466	$30,621
Warrant	14	14	—
Money Market Mutual Fund	5,106	5,106	—
Total Investments	$43,207	$12,586	$30,621
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Financial Statements
65

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.8%
Communication Services—8.4%
NAVER Corp. (South Korea)	566,471	$ 183,801
NetEase, Inc. (China)	727,834	12,315
NetEase, Inc. ADR (China)	386,486	33,006
Telekom Indonesia Persero Tbk PT (Indonesia)	386,875,169	99,066
Tencent Holdings Ltd. (China)	1,250,393	74,647
		402,835

Consumer Discretionary—18.7%
Alibaba Group Holding Ltd. (China)(1)	1,939,901	35,915
Baozun, Inc. Sponsored ADR (China)(1)	786,037	13,779
China Tourism Group Duty Free Corp. Ltd. Class A (China)	1,949,686	78,114
Eicher Motors Ltd. (India)	2,486,923	93,028
JD.com, Inc. ADR (China)(1)	769,946	55,621
JD.com, Inc. Class A (China)(1)	5,726,287	206,446
Meituan Class B (China)(1)	1,555,559	49,656
Midea Group Co., Ltd. Class A (China)	4,633,966	49,827
Shenzhou International Group Holdings Ltd. (China)	4,472,201	94,916
Yum China Holdings, Inc. (China)	1,687,670	98,071
Yum China Holdings, Inc. (China)	1,944,059	114,542
		889,915

Consumer Staples—20.3%
Budweiser Brewing Co. APAC Ltd. (Hong Kong)	29,843,191	75,803
Chacha Food Co., Ltd. Class A (China)	8,753,951	62,666
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	933,091	80,918
Foshan Haitian Flavouring & Food Co., Ltd. Class A (China)	4,021,365	68,189
Hindustan Unilever Ltd. (India)	3,256,303	118,406
	Shares	Value

Consumer Staples—continued
LG Household & Health Care Ltd. (South Korea)	61,705	$ 69,568
President Chain Store Corp. (Taiwan)	6,100,421	61,218
Toly Bread Co., Ltd. Class A (China)	14,853,164	66,990
Unilever plc (United Kingdom)	2,202,636	118,978
Vitasoy International Holdings Ltd. (Hong Kong)(2)	8,207,856	20,801
Wal-Mart de Mexico SAB de C.V. (Mexico)	48,335,691	163,800
Wuliangye Yibin Co., Ltd. Class A (China)	1,777,197	60,150
		967,487

Financials—9.8%
Bank Central Asia Tbk PT (Indonesia)	29,284,029	71,328
Bank Rakyat Persero Tbk PT (Indonesia)	309,221,051	82,422
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	702,854	43,191
Housing Development Finance Corp., Ltd. (India)	2,835,243	104,784
Kotak Mahindra Bank Ltd. (India)	4,190,529	112,777
United Overseas Bank Ltd. (Singapore)	2,787,021	52,724
		467,226

Health Care—1.4%
Notre Dame Intermedica Participacoes S.A. (Brazil)	4,834,921	66,037
Industrials—10.4%
Airports of Thailand PCL (Thailand)	29,008,053	51,985
BOC Aviation Ltd. (Singapore)	2,232,435	18,627
MTR Corp., Ltd. (Hong Kong)	9,058,145	48,750
Shanghai International Airport Co., Ltd. Class A (China)(1)	7,230,592	49,197
Shanghai M&G Stationery, Inc. Class A (China)	9,076,999	95,393
	Shares	Value

Industrials—continued
Shenzhen Inovance Technology Co. Ltd. Class A (China)	6,188,746	$ 60,148
Techtronic Industries Co., Ltd. (Hong Kong)	3,485,748	68,884
Voltas Ltd. (India)	2,944,328	48,079
WEG S.A. (Brazil)	7,343,231	53,263
		494,326

Information Technology—27.4%
Accton Technology Corp. (Taiwan)	6,060,385	57,116
HCL Technologies Ltd. (India)	12,792,600	219,412
Realtek Semiconductor Corp. (Taiwan)	2,939,144	51,782
Samsung Electronics Co., Ltd. (South Korea)	2,242,994	139,053
SK Hynix, Inc. (South Korea)	2,169,255	185,702
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	19,582,595	405,009
Tata Consultancy Services Ltd. (India)	2,724,535	138,075
TOTVS S.A. (Brazil)	6,569,057	43,474
Win Semiconductors Corp. (Taiwan)	6,271,722	68,962
		1,308,585

Utilities—3.4%
ENN Energy Holdings Ltd. (China)	5,918,203	97,612
Power Grid Corp. of India Ltd. (India)	24,716,049	63,020
		160,632

Total Common Stocks (Identified Cost $4,155,915)		4,757,043

Total Long-Term Investments—99.8% (Identified Cost $4,155,915)		4,757,043

See Notes to Financial Statements
66

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

Short-Term Investment—1.3%
Money Market Mutual Fund—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	62,854,335	$ 62,854
Total Short-Term Investment (Identified Cost $62,854)		62,854

	Shares	Value

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)(4)	2,839,737	$ 2,840
Total Securities Lending Collateral (Identified Cost $2,840)		2,840

TOTAL INVESTMENTS—101.2% (Identified Cost $4,221,609)		$4,822,737
Other assets and liabilities, net—(1.2)%		(58,777)
NET ASSETS—100.0%		$4,763,960

Abbreviation:
ADR	American Depositary Receipt
Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
China	31%
India	19
Taiwan	13
South Korea	12
Hong Kong	5
Indonesia	5
Mexico	5
Other	10
Total	100%
† % of total investments as of September 30, 2021.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$4,757,043	$659,954	$4,097,089
Securities Lending Collateral	2,840	2,840	—
Money Market Mutual Fund	62,854	62,854	—
Total Investments	$4,822,737	$725,648	$4,097,089
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
67

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—97.3%
Communication Services—2.6%
NAVER Corp. (South Korea)	88,115	$ 28,590
Consumer Discretionary—11.4%
adidas AG (Germany)	40,011	12,574
Allegro.eu S.A. (Poland)(1)	740,276	10,749
Ferrari NV (Italy)	107,858	22,510
Flutter Entertainment plc (Ireland)(1)	142,835	28,329
LVMH Moet Hennessy Louis Vuitton SE (France)	31,409	22,497
Yum China Holdings, Inc. (China)	463,851	27,329
		123,988

Consumer Staples—14.3%
Diageo plc (United Kingdom)	670,155	32,446
Kobe Bussan Co., Ltd. (Japan)	855,078	27,939
Mondelez International, Inc. Class A (United States)	438,044	25,485
Nestle S.A. Registered Shares (Switzerland)	349,922	42,162
Wal-Mart de Mexico SAB de C.V. (Mexico)	8,452,752	28,645
		156,677

Financials—1.2%
London Stock Exchange Group plc (United Kingdom)	129,092	12,936
Health Care—16.1%
Alcon, Inc. (Switzerland)	559,415	45,296
Eurofins Scientific SE (Luxembourg)	374,981	48,045
Hoya Corp. (Japan)	216,575	33,790
Lonza Group AG Registered Shares (Switzerland)	30,290	22,721
Sartorius Stedim Biotech (France)	46,372	25,913
		175,765

	Shares	Value

Industrials—24.9%
Ashtead Group plc (United Kingdom)	453,137	$ 34,254
Boyd Group Services, Inc. (Canada)	132,162	24,516
CAE, Inc. (Canada)(1)	1,167,452	34,878
Experian plc (Ireland)	651,825	27,305
IMCD NV (Netherlands)	128,015	24,499
Rentokil Initial plc (United Kingdom)	5,547,794	43,566
Techtronic Industries Co., Ltd. (Hong Kong)	1,239,327	24,491
Teleperformance (France)	65,679	25,834
Wolters Kluwer N.V. (Netherlands)	302,567	32,071
		271,414

Information Technology—23.9%
Adyen N.V. (Netherlands)(1)	5,392	15,073
Constellation Software, Inc. (Canada)	36,990	60,599
Halma plc (United Kingdom)	852,051	32,500
Keyence Corp. (Japan)	56,144	33,511
Mastercard, Inc. Class A (United States)	62,986	21,899
Obic Co. Ltd. (Japan)	162,579	30,916
Samsung Electronics Co., Ltd. (South Korea)	337,648	20,932
Tata Consultancy Services Ltd. (India)	898,497	45,534
		260,964

Materials—2.9%
Air Liquide S.A. (France)	94,773	15,179
Asian Paints Ltd. (India)	387,563	16,894
		32,073

Total Common Stocks (Identified Cost $744,271)		1,062,407

Total Long-Term Investments—97.3% (Identified Cost $744,271)		1,062,407

	Shares	Value

Short-Term Investment—3.0%
Money Market Mutual Fund—3.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	32,943,133	$ 32,943
Total Short-Term Investment (Identified Cost $32,943)		32,943

TOTAL INVESTMENTS—100.3% (Identified Cost $777,214)		$1,095,350
Other assets and liabilities, net—(0.3)%		(2,762)
NET ASSETS—100.0%		$1,092,588

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United Kingdom	14%
Japan	12
Canada	11
Switzerland	10
France	8
United States	7
Netherlands	7
Other	31
Total	100%
† % of total investments as of September 30, 2021.
See Notes to Financial Statements
68

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$1,062,407	$196,022	$866,385
Money Market Mutual Fund	32,943	32,943	—
Total Investments	$1,095,350	$228,965	$866,385
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Financial Statements
69

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Communication Services—5.4%
Alphabet, Inc. Class C (United States)(1)	6,370	$ 16,978
Walt Disney Co. (The) (United States)(1)	31,805	5,380
		22,358

Consumer Discretionary—17.6%
Alibaba Group Holding Ltd. (China)(1)	251,749	4,661
Amazon.com, Inc. (United States)(1)	5,936	19,500
Booking Holdings, Inc. (Netherlands)(1)	4,543	10,785
EssilorLuxottica S.A. (France)	35,243	6,735
Flutter Entertainment plc (Ireland)(1)	61,116	12,121
LVMH Moet Hennessy Louis Vuitton SE (France)	8,564	6,134
NIKE, Inc. Class B (United States)	62,571	9,087
Ross Stores, Inc. (United States)	40,270	4,383
		73,406

Consumer Staples—11.5%
Coca-Cola Co. (The) (United States)	248,810	13,055
Heineken NV (Netherlands)	98,753	10,308
Kobe Bussan Co., Ltd. (Japan)	175,834	5,745
Nestle S.A. Registered Shares (Switzerland)	158,928	19,149
		48,257

Financials—9.1%
CME Group, Inc. Class A (United States)	74,692	14,444
Housing Development Finance Corp., Ltd. (India)	416,419	15,390
London Stock Exchange Group plc (United Kingdom)	83,662	8,383
		38,217

Health Care—13.1%
Abbott Laboratories (United States)	77,356	9,138
Becton Dickinson and Co. (United States)	29,762	7,316
	Shares	Value

Health Care—continued
Boston Scientific Corp. (United States)(1)	221,137	$ 9,595
Hoya Corp. (Japan)	71,459	11,149
Intuitive Surgical, Inc. (United States)(1)	4,279	4,254
UnitedHealth Group, Inc. (United States)	34,427	13,452
		54,904

Industrials—8.7%
Ashtead Group plc (United Kingdom)	85,227	6,443
Otis Worldwide Corp. (United States)	51,533	4,240
Rentokil Initial plc (United Kingdom)	1,043,792	8,197
Techtronic Industries Co., Ltd. (Hong Kong)	220,586	4,359
Teleperformance (France)	14,702	5,783
Wolters Kluwer N.V. (Netherlands)	67,242	7,127
		36,149

Information Technology—29.2%
Adobe, Inc. (United States)(1)	14,484	8,339
Constellation Software, Inc. (Canada)	1,519	2,489
Keysight Technologies, Inc. (United States)(1)	56,866	9,342
Mastercard, Inc. Class A (United States)	58,102	20,201
Microsoft Corp. (United States)	90,602	25,542
PayPal Holdings, Inc. (United States)(1)	53,075	13,811
Samsung Electronics Co., Ltd. (South Korea)	111,968	6,941
ServiceNow, Inc. (United States)(1)	13,343	8,303
Synopsys, Inc. (United States)(1)	13,581	4,066
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	85,671	9,565
Tata Consultancy Services Ltd. (India)	97,488	4,941
Visa, Inc. Class A (United States)	38,583	8,594
		122,134

Materials—3.8%
Air Liquide S.A. (France)	35,877	5,746
	Shares	Value

Materials—continued
Sherwin-Williams Co. (The) (United States)	14,767	$ 4,131
Vulcan Materials Co. (United States)	35,267	5,966
		15,843

Total Common Stocks (Identified Cost $263,694)		411,268

Total Long-Term Investments—98.4% (Identified Cost $263,694)		411,268

Short-Term Investment—2.1%
Money Market Mutual Fund—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	8,694,559	8,695
Total Short-Term Investment (Identified Cost $8,695)		8,695

TOTAL INVESTMENTS—100.5% (Identified Cost $272,389)		$419,963
Other assets and liabilities, net—(0.5)%		(2,092)
NET ASSETS—100.0%		$417,871

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	59%
Netherlands	7
France	6
United Kingdom	5
India	5
Switzerland	4
Japan	4
Other	10
Total	100%
† % of total investments as of September 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
70

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$411,268	$261,956	$149,312
Money Market Mutual Fund	8,695	8,695	—
Total Investments	$419,963	$270,651	$149,312
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Financial Statements
71

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—96.9%
Communication Services—4.1%
Cellnex Telecom S.A. (Spain)	1,463	$ 90
CTS Eventim AG & Co. KGaA (Germany)(1)	1,593	120
Infrastrutture Wireless Italiane SpA (Italy)	17,444	194
		404

Consumer Discretionary—14.9%
adidas AG (Germany)	627	197
Allegro.eu S.A. (Poland)(1)	9,372	136
Booking Holdings, Inc. (United States)(1)	95	226
EssilorLuxottica S.A. (France)	1,297	248
Ferrari NV (Italy)	776	162
Flutter Entertainment plc (Ireland)(1)	1,461	290
La Francaise des Jeux SAEM (France)	1,910	98
LVMH Moet Hennessy Louis Vuitton SE (France)	141	101
		1,458

Consumer Staples—15.6%
Diageo plc (United Kingdom)	6,049	293
Heineken NV (Netherlands)	2,146	224
L’Oreal S.A. (France)	248	103
Nestle S.A. Registered Shares (Switzerland)	3,540	426
Pernod Ricard S.A. (France)	667	147
Royal Unibrew A/S (Denmark)	814	98
Unilever plc (United Kingdom)	4,336	234
		1,525

Financials—6.1%
Groupe Bruxelles Lambert S.A. (Belgium)	1,661	183
KBC Group NV (Belgium)	1,279	115
London Stock Exchange Group plc (United Kingdom)	2,405	241
UBS Group AG Registered Shares (Switzerland)	3,500	56
		595

Health Care—13.4%
Alcon, Inc. (Switzerland)	4,476	362
Eurofins Scientific SE (Luxembourg)	2,573	330
Lonza Group AG Registered Shares (Switzerland)	378	284
	Shares	Value

Health Care—continued
Medtronic plc (United States)	1,575	$ 197
Sartorius Stedim Biotech (France)	251	140
		1,313

Industrials—21.8%
Ashtead Group plc (United Kingdom)	4,696	355
DCC plc (Ireland)	1,287	107
Experian plc (Ireland)	3,143	132
IMCD NV (Netherlands)	1,094	209
RELX plc (United Kingdom)	5,080	147
Rentokil Initial plc (United Kingdom)	34,976	275
Teleperformance (France)	839	330
Vinci S.A. (France)	2,347	244
Wolters Kluwer N.V. (Netherlands)	3,171	336
		2,135

Information Technology—14.4%
Accenture plc Class A (United States)	1,171	375
Adyen N.V. (Netherlands)(1)	66	185
ASML Holding N.V. (Netherlands)	426	318
Halma plc (United Kingdom)	5,589	213
Netcompany Group A/S (Denmark)	1,355	156
Sinch AB (Sweden)(1)	8,635	167
		1,414

Materials—5.1%
Air Liquide S.A. (France)	1,501	241
Sika AG Registered Shares (Switzerland)	820	259
		500

Utilities—1.5%
Energias de Portugal S.A. (Portugal)	28,149	148
Total Common Stocks (Identified Cost $6,801)		9,492

Total Long-Term Investments—96.9% (Identified Cost $6,801)		9,492

	Shares	Value

Short-Term Investment—3.6%
Money Market Mutual Fund—3.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	358,059	$ 358
Total Short-Term Investment (Identified Cost $358)		358

TOTAL INVESTMENTS—100.5% (Identified Cost $7,159)		$9,850
Other assets and liabilities, net—(0.5)%		(50)
NET ASSETS—100.0%		$9,800

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United Kingdom	18%
France	17
Switzerland	14
Netherlands	13
United States	12
Ireland	5
Italy	4
Other	17
Total	100%
† % of total investments as of September 30, 2021.
See Notes to Financial Statements
72

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$9,492	$ 798	$8,694
Money Market Mutual Fund	358	358	—
Total Investments	$9,850	$1,156	$8,694
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Financial Statements
73

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES September 30, 2021
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund	Duff & Phelps Real Asset Fund
Assets
Investment in securities at value(1)	$ 87,282	$ 468,549	$ 34,320	$ 8,037
Investment in affiliates at value(2)	—	—	—	14,771
Foreign currency at value(3)	—	122	—	—
Cash	100	100	100	—
Receivables
Fund shares sold	69	1,616	4	—
Dividends	132	1,128	90	4
Tax reclaims	53	169	44	—
Prepaid Trustees’ retainer	1	5	— (a)	— (a)
Prepaid expenses	17	22	20	19
Other assets	9	45	4	2
Total assets	87,663	471,756	34,582	22,833
Liabilities
Due to custodian	— (a)	—	— (a)	—
Payables
Fund shares repurchased	80	124	—	70
Investment securities purchased	—	3,494	—	3
Investment advisory fees	48	341	21	—
Distribution and service fees	12	11	1	3
Administration and accounting fees	8	39	4	3
Transfer agent and sub-transfer agent fees and expenses	27	157	10	8
Professional fees	25	26	25	16
Trustee deferred compensation plan	9	45	4	2
Interest expense and/or commitment fees	— (a)	— (a)	— (a)	— (a)
Other accrued expenses	9	17	11	9
Total liabilities	218	4,254	76	114
Net Assets	$ 87,445	$ 467,502	$ 34,506	$ 22,719
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 70,363	$ 380,362	$ 33,459	$ 42,007
Accumulated earnings (loss)	17,082	87,140	1,047	(19,288)
Net Assets	$ 87,445	$ 467,502	$ 34,506	$ 22,719
Net Assets:
Class A	$ 31,857	$ 27,127	$ 3,612	$ 12,674
Class C	$ 5,525	$ 5,531	$ 273	$ 435
Class I	$ 39,955	$ 344,063	$ 30,621	$ 9,610
Class R6	$ 10,108	$ 90,781	$ —	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,970,049	692,511	445,346	1,009,957
Class C	342,368	150,258	34,277	34,397
Class I	2,470,468	9,044,091	3,774,076	767,704
Class R6	624,076	2,372,609	—	—
Net Asset Value and Redemption Price Per Share:*
Class A	$ 16.17	$ 39.17	$ 8.11	$ 12.55
Class C	$ 16.14	$ 36.81	$ 7.98	$ 12.64
Class I	$ 16.17	$ 38.04	$ 8.11	$ 12.52
Class R6	$ 16.20	$ 38.26	$ —	$ —
See Notes to Financial Statements
74

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund	Duff & Phelps Real Asset Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 17.11	$ 41.45	$ 8.58	$ 13.28
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 73,344	$ 390,047	$ 27,754	$ 6,701
(2) Investment in affiliates at cost	$ —	$ —	$ —	$ 9,602
(3) Foreign currency at cost	$ —(a)	$ 120	$ —(a)	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
75

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Estate Securities Fund	FORT Trend Fund‡	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund
Assets
Investment in securities at value(1)	$ 535,153	$ 147,062	$ 2,867	$ 389,367
Investment in affiliated funds at value(2)	—	—	—	34,268
Cash	100	1,000	50	100
Cash pledged as collateral for futures	—	7,971	—	—
Due from broker	—	1,556	—	—
Receivables
Fund shares sold	455	19	—	1,516
Receivable from adviser	—	—	31	—
Dividends and interest	1,189	— (a)	4	598
Tax reclaims	—	—	—	10
Prepaid Trustees’ retainer	6	2	— (a)	5
Prepaid expenses	39	20	—	77
Other assets	54	15	— (a)	42
Total assets	536,996	157,645	2,952	425,983
Liabilities
Due to custodian	—	—	—	— (a)
Foreign currency due to broker[3]	—	215	—	—
Variation margin payable on futures contracts	—	473	—	—
Payables
Fund shares repurchased	364	387	—	356
Investment securities purchased	—	—	23	340
Foreign capital gains tax	—	—	—	2,624
Investment advisory fees	336	122	—	433
Distribution and service fees	36	38	— (a)	15
Administration and accounting fees	46	14	1	36
Transfer agent and sub-transfer agent fees and expenses	184	56	— (a)	143
Professional fees	28	26	27	30
Trustee deferred compensation plan	54	15	— (a)	42
Interest expense and/or commitment fees	1	— (a)	— (a)	— (a)
Other accrued expenses	39	17	9	24
Total liabilities	1,088	1,363	60	4,043
Net Assets	$ 535,908	$ 156,282	$ 2,892	$ 421,940
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 290,571	$ 563,011	$ 3,000	$ 335,390
Accumulated earnings (loss)	245,337	(406,729)	(108)	86,550
Net Assets	$ 535,908	$ 156,282	$ 2,892	$ 421,940
Net Assets:
Class A	$ 143,841	$ 108,701	$ 96	$ 57,403
Class C	$ 6,244	$ 17,109	$ 96	$ 2,540
Class I	$ 234,084	$ 29,793	$ 97	$ 360,774
Class R6	$ 151,739	$ 679	$ 2,603	$ 1,223
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	5,768,461	7,498,617	10,000	3,259,459
Class C	250,815	1,260,657	10,000	145,915
Class I	9,420,913	2,017,379	10,000	20,357,310
Class R6	6,078,522	45,614	270,000	68,940
See Notes to Financial Statements
76

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Estate Securities Fund	FORT Trend Fund‡	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 24.94	$ 14.50	$ 9.63	$ 17.61
Class C	$ 24.90	$ 13.57	$ 9.61	$ 17.41
Class I	$ 24.85	$ 14.77	$ 9.64	$ 17.72
Class R6	$ 24.96	$ 14.89	$ 9.64	$ 17.74
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 26.39	$ 15.34	$ 10.19	$ 18.63
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 300,507	$ 147,059	$ 2,976	$ 304,344
(2) Investment in affiliates at cost	$ —	$ —	$ —	$ 52,203
(3) Foreign currency at cost	$ —	$ —	$ —	$ —(a)

‡	Consolidated Statement of Assets and Liabilities
(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
77

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021
(Reported in thousands except shares and per share amounts)
	KAR International Small-Mid Cap Fund	KAR International Small-Mid Cap Fund II	Vontobel Emerging Markets Opportunities Fund	Vontobel Foreign Opportunities Fund
Assets
Investment in securities at value(1)(2)	$ 2,377,505	$ 43,207	$ 4,822,737	$ 1,095,350
Investment in affiliates at value(3)	745,651	—	—	—
Foreign currency at value(4)	30,494	69	983	—
Cash	1,000	50	2,589	1,000
Receivables
Investment securities sold	1,041	17	13,625	2,410
Fund shares sold	5,127	14	3,599	542
Dividends	2,454	40	5,701	842
Tax reclaims	949	18	2,736	2,227
Securities lending income	—	—	1	—
Prepaid Trustees’ retainer	36	1	59	13
Prepaid expenses	66	21	47	38
Other assets	313	4	484	113
Total assets	3,164,636	43,441	4,852,561	1,102,535
Liabilities
Due to custodian	—	—	—	3
Payables
Fund shares repurchased	1,490	—	24,767	2,907
Investment securities purchased	52,937	301	10,634	2,669
Foreign capital gains tax	—	—	43,231	2,834
Collateral on securities loaned	—	—	2,840	—
Investment advisory fees	2,544	11	3,954	801
Distribution and service fees	59	— (a)	141	61
Administration and accounting fees	263	5	403	95
Transfer agent and sub-transfer agent fees and expenses	740	15	1,699	318
Professional fees	132	38	71	36
Trustee deferred compensation plan	313	4	484	113
Interest expense and/or commitment fees	3	— (a)	8	1
Other accrued expenses	139	6	369	109
Total liabilities	58,620	380	88,601	9,947
Net Assets	$ 3,106,016	$ 43,061	$ 4,763,960	$ 1,092,588
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 387	$ 31
Capital paid in on shares of beneficial interest	2,319,709	31,664	3,661,198	596,003
Accumulated earnings (loss)	786,307	11,397	1,102,375	496,554
Net Assets	$ 3,106,016	$ 43,061	$ 4,763,960	$ 1,092,588
Net Assets:
Class A	$ 100,353	$ 591	$ 362,477	$ 204,395
Class C	$ 42,388	$ 341	$ 72,832	$ 18,014
Class I	$ 2,685,996	$ 37,452	$ 4,124,645	$ 803,474
Class R6	$ 277,279	$ 4,677	$ 204,006	$ 66,705
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	4,060,206	37,112	30,439,060	5,845,470
Class C	1,749,710	21,639	6,355,987	539,165
Class I	108,045,948	2,344,564	333,888,373	22,955,263
Class R6	11,140,211	292,393	16,446,490	1,904,031
See Notes to Financial Statements
78

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021
(Reported in thousands except shares and per share amounts)
	KAR International Small-Mid Cap Fund	KAR International Small-Mid Cap Fund II	Vontobel Emerging Markets Opportunities Fund	Vontobel Foreign Opportunities Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 24.72	$ 15.92	$ 11.91	$ 34.97
Class C	$ 24.23	$ 15.76	$ 11.46	$ 33.41
Class I	$ 24.86	$ 15.97	$ 12.35	$ 35.00
Class R6	$ 24.89	$ 16.00	$ 12.40	$ 35.03
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 26.16	$ 16.85	$ 12.60	$ 37.01
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 1,898,622	$ 35,336	$ 4,221,609	$ 777,214
(2) Market value of securities on loan	$ —	$ —	$ 2,667	$ —
(3) Investment in affiliates at cost	$ 588,618	$ —	$ —	$ —
(4) Foreign currency at cost	$ 30,519	$ 69	$ 985	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
79

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021
(Reported in thousands except shares and per share amounts)
	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Assets
Investment in securities at value(1)	$ 419,963	$ 9,850
Foreign currency at value(2)	16	— (a)
Cash	1,000	50
Receivables
Investment securities sold	878	21
Fund shares sold	60	— (a)
Receivable from adviser	—	3
Dividends	182	5
Tax reclaims	229	24
Prepaid Trustees’ retainer	5	— (a)
Prepaid expenses	37	12
Other assets	43	1
Total assets	422,413	9,966
Liabilities
Payables
Fund shares repurchased	143	1
Investment securities purchased	3,078	126
Foreign capital gains tax	699	—
Investment advisory fees	304	—
Distribution and service fees	46	1
Administration and accounting fees	36	1
Transfer agent and sub-transfer agent fees and expenses	99	3
Professional fees	26	25
Trustee deferred compensation plan	43	1
Interest expense and/or commitment fees	1	— (a)
Other accrued expenses	67	8
Total liabilities	4,542	166
Net Assets	$ 417,871	$ 9,800
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 215,339	$ 6,834
Accumulated earnings (loss)	202,532	2,966
Net Assets	$ 417,871	$ 9,800
Net Assets:
Class A	$ 130,814	$ 2,853
Class C	$ 19,745	$ 386
Class I	$ 178,017	$ 6,561
Class R6	$ 89,295	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	6,103,509	218,859
Class C	1,136,821	30,923
Class I	8,268,245	502,271
Class R6	4,128,250	—
Net Asset Value and Redemption Price Per Share:*
Class A	$ 21.43	$ 13.04
Class C	$ 17.37	$ 12.47
Class I	$ 21.53	$ 13.06
Class R6	$ 21.63	$ —
See Notes to Financial Statements
80

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2021
(Reported in thousands except shares and per share amounts)
	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 22.68	$ 13.80
Maximum Sales Charge - Class A	5.50%	5.50%
(1) Investment in securities at cost	$ 272,389	$ 7,159
(2) Foreign currency at cost	$ 15	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
81

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS YEAR ENDED September 30, 2021
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Investment Income
Dividends	$ 2,023	$ 9,047	$1,087	$ 102	$ 10,356
Dividends from affiliates	—	—	—	136	—
Foreign taxes withheld	(134)	(484)	(99)	—	—
Total investment income	1,889	8,563	988	238	10,356
Expenses
Investment advisory fees	572	2,926	314	—	3,837
Distribution and service fees, Class A	82	59	7	32	368
Distribution and service fees, Class C	78	60	4	5	67
Administration and accounting fees	96	350	39	30	518
Transfer agent fees and expenses	39	146	14	11	224
Sub-transfer agent fees and expenses, Class A	37	320	2	13	249
Sub-transfer agent fees and expenses, Class C	7	7	— (1)	1	9
Sub-transfer agent fees and expenses, Class I	34	256	27	10	334
Custodian fees	1	3	— (1)	—	1
Printing fees and expenses	8	24	3	4	59
Professional fees	25	25	24	21	30
Interest expense and/or commitment fees	— (1)	1	1	— (1)	2
Registration fees	47	58	34	31	65
Trustees’ fees and expenses	5	18	2	1	31
Miscellaneous expenses	15	24	14	13	43
Total expenses	1,046	4,277	485	172	5,837
Less net expenses reimbursed and/or waived by investment adviser(2)	(6)	(372)	(80)	—	(193)
Less low balance account fees	— (1)	— (1)	—	— (1)	— (1)
Net expenses	1,040	3,905	405	172	5,644
Net investment income (loss)	849	4,658	583	66	4,712
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	4,495	12,919	955	140	23,945
Investment in affiliates	—	—	—	847	—
Foreign currency transactions	(12)	(42)	(17)	—	—
Capital gain received from investments in underlying funds	—	—	—	62	—
Net change in unrealized appreciation (depreciation) on:
Investments	5,785	66,952	3,483	1,076	142,614
Investment in affiliates	—	—	—	2,785	—
Foreign currency transactions	(2)	(3)	(2)	—	—
Net realized and unrealized gain (loss) on investments	10,266	79,826	4,419	4,910	166,559
Net increase (decrease) in net assets resulting from operations	$11,115	$84,484	$5,002	$4,976	$171,271

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements
82

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2021
($ reported in thousands)
	FORT Trend Fund(1)	KAR Developing Markets Fund(2)	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund	KAR International Small-Mid Cap Fund II
Investment Income
Dividends	$ 1	$ 14	$ 6,372	$ 35,683	$ 607
Dividends from affiliates	—	—	902	15,857	—
Interest	124	—	—	—	—
Foreign taxes withheld	—	(1)	(900)	(4,609)	(66)
Total investment income	125	13	6,374	46,931	541
Expenses
Investment advisory fees	2,055 (3)	8	4,242	26,239	338
Distribution and service fees, Class A	274	— (4)	136	243	1
Distribution and service fees, Class C	360	— (4)	21	410	3
Administration and accounting fees	191	3	359	2,710	45
Transfer agent fees and expenses	84	— (4)	152	1,136	16
Sub-transfer agent fees and expenses, Class A	104	— (4)	76	113	— (4)
Sub-transfer agent fees and expenses, Class C	40	— (4)	3	39	— (4)
Sub-transfer agent fees and expenses, Class I	35	— (4)	322	2,105	47
Custodian fees	2	— (4)	15	53	4
Printing fees and expenses	44	28	29	179	3
Professional fees	102	46	47	326	69
Interest expense and/or commitment fees	1	— (4)	2	13	— (4)
Registration fees	47	12	76	140	33
Trustees’ fees and expenses	11	— (4)	18	146	2
Miscellaneous expenses	30	2	35	203	11
Total expenses	3,380	99	5,533	34,055	572
Less net expenses reimbursed and/or waived by investment adviser(5)	(309)	(89)	—	— (4)	(122)
Less low balance account fees	— (4)	—	—	—	—
Plus net expenses recaptured(5)	—	—	144	—	—
Net expenses	3,071	10	5,677	34,055	450
Net investment income (loss)	(2,946)	3	697	12,876	91
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	16	2	25,747	129,757	3,670
Investment in affiliates	—	—	—	25,187	—
Foreign currency transactions	1	(4)	93	(581)	(12)
Foreign capital gains tax	—	—	(656)	—	—
Futures	4,420	—	—	—	—
Net increase from payment by affiliate	—	—	—	81 (6)	—
Net change in unrealized appreciation (depreciation) on:
Investments	1	(109)	44,743	337,176	3,647
Investment in affiliates	—	—	(21,949)	116,414	—
Foreign currency transactions	—	— (4)	(4)	274	— (4)
Foreign capital gains tax	—	—	(2,013)	—	—
Futures	(2,092)	—	—	—	—
Net realized and unrealized gain (loss) on investments	2,346	(111)	45,961	608,308	7,305
See Notes to Financial Statements
83

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2021
($ reported in thousands)
	FORT Trend Fund(1)	KAR Developing Markets Fund(2)	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund	KAR International Small-Mid Cap Fund II
Net increase (decrease) in net assets resulting from operations	$ (600)	$(108)	$ 46,658	$621,184	$7,396

(1)	Consolidated Statement of Operations.
(2)	Inception date June 22, 2021.
(3)	See Note 4A in Notes to Financial Statements.
(4)	Amount is less than $500.
(5)	See Note 4D in Notes to Financial Statements.
(6)	See Note 4G in the Notes to Financial Statements.
See Notes to Financial Statements
84

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2021
($ reported in thousands)
	Vontobel Emerging Markets Opportunities Fund	Vontobel Foreign Opportunities Fund	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Investment Income
Dividends	$ 85,732	$ 11,661	$ 4,186	$ 116
Securities lending, net of fees	57	12	6	— (1)
Foreign taxes withheld	(11,546)	(1,125)	(284)	(11)
Total investment income	74,243	10,548	3,908	105
Expenses
Investment advisory fees	59,257	9,468	3,590	70
Distribution and service fees, Class A	1,016	490	319	5
Distribution and service fees, Class C	947	242	234	5
Administration and accounting fees	6,184	1,120	429	16
Transfer agent fees and expenses	2,611	488	192	4
Sub-transfer agent fees and expenses, Class A	663	211	99	3
Sub-transfer agent fees and expenses, Class C	86	22	19	— (1)
Sub-transfer agent fees and expenses, Class I	5,327	698	159	6
Custodian fees	279	20	6	4
Printing fees and expenses	351	62	26	2
Professional fees	146	44	29	24
Interest expense and/or commitment fees	31	5	2	— (1)
Registration fees	147	75	74	32
Trustees’ fees and expenses	393	68	25	— (1)
Miscellaneous expenses	489	116	59	9
Total expenses	77,927	13,129	5,262	180
Less net expenses reimbursed and/or waived by investment adviser(2)	(343)	(434)	(250)	(75)
Less low balance account fees	— (1)	(1)	(1)	—
Net expenses	77,584	12,694	5,011	105
Net investment income (loss)	(3,341)	(2,146)	(1,103)	—
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	953,905	213,104	60,201	324
Foreign currency transactions	(5,547)	(413)	(94)	(1)
Foreign capital gains tax	(7,101)	(1,425)	(394)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(324,584)	(20,785)	9,300	1,170
Foreign currency transactions	(36)	(32)	(8)	(1)
Foreign capital gains tax	(23,030)	(2,466)	(636)	—
Net realized and unrealized gain (loss) on investments	593,607	187,983	68,369	1,492
Net increase (decrease) in net assets resulting from operations	$ 590,266	$185,837	$67,266	$1,492

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements
85

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund		Duff & Phelps Global Real Estate Securities Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 849	$ 1,327	$ 4,658	$ 3,813
Net realized gain (loss)	4,483	702	12,877	(1,907)
Net change in unrealized appreciation (depreciation)	5,783	(13,005)	66,949	(33,434)
Increase (decrease) in net assets resulting from operations	11,115	(10,976)	84,484	(31,528)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(717)	(1,696)	—	(1,296)
Class C	(133)	(554)	—	(598)
Class I	(908)	(2,070)	(974)	(15,782)
Class R6	(255)	(498)	(407)	(223)
Total dividends and distributions to shareholders	(2,013)	(4,818)	(1,381)	(17,899)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,915)	(3,035)	2,118	875
Class C	(5,287)	(3,660)	(2,430)	(1,490)
Class I	3,057	(8,104)	117,646	3,586
Class R6	543	434	18,626	54,268
Increase (decrease) in net assets from capital transactions	(3,602)	(14,365)	135,960	57,239
Net increase (decrease) in net assets	5,500	(30,159)	219,063	7,812
Net Assets
Beginning of period	81,945	112,104	248,439	240,627
End of Period	$ 87,445	$ 81,945	$ 467,502	$ 248,439
See Notes to Financial Statements
86

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Duff & Phelps International Real Estate Securities Fund		Duff & Phelps Real Asset Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 583	$ 659	$ 66	$ 1,140
Net realized gain (loss)	938	(2,677)	1,049	532
Net change in unrealized appreciation (depreciation)	3,481	(4,127)	3,861	(5,449)
Increase (decrease) in net assets resulting from operations	5,002	(6,145)	4,976	(3,777)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(194)	(84)	(481)
Class C	—	(58)	—	(16)
Class I	—	(4,068)	(81)	(823)
Total dividends and distributions to shareholders	—	(4,320)	(165)	(1,320)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	1,489	71	(2,018)	(2,123)
Class C	(341)	(74)	(286)	(1,345)
Class I	457	(15,747)	(1,115)	(9,149)
Increase (decrease) in net assets from capital transactions	1,605	(15,750)	(3,419)	(12,617)
Net increase (decrease) in net assets	6,607	(26,215)	1,392	(17,714)
Net Assets
Beginning of period	27,899	54,114	21,327	39,041
End of Period	$ 34,506	$ 27,899	$ 22,719	$ 21,327
See Notes to Financial Statements
87

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Duff & Phelps Real Estate Securities Fund		FORT Trend Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021(1)	Year Ended September 30, 2020(1)
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 4,712	$ 7,234	$ (2,946)	$ (1,130)
Net realized gain (loss)	23,945	25,755	4,437	23,870
Net change in unrealized appreciation (depreciation)	142,614	(102,595)	(2,091)	(38,436)
Increase (decrease) in net assets resulting from operations	171,271	(69,606)	(600)	(15,696)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(7,694)	(29,177)	—	—
Class C	(351)	(1,965)	—	—
Class I	(12,799)	(63,465)	—	—
Class R6	(7,731)	(7,100)	—	—
Total dividends and distributions to shareholders	(28,575)	(101,707)	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(108,143)	83,661	5,088	(1,537)
Class C	(2,944)	(1,501)	(44,433)	(58,300)
Class I	(99,443)	4,696	(10,302)	(29,428)
Class R6	71,200	16,846	(40)	148
Increase (decrease) in net assets from capital transactions	(139,330)	103,702	(49,687)	(89,117)
Net increase (decrease) in net assets	3,366	(67,611)	(50,287)	(104,813)
Net Assets
Beginning of period	532,542	600,153	206,569	311,382
End of Period	$ 535,908	$ 532,542	$ 156,282	$ 206,569

(1)	Consolidated Statement of Changes in Net Assets.
See Notes to Financial Statements
88

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund
	From Inception June 22, 2021 to September 30, 2021	Year Ended September 30, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 3	$ 697	$ 70
Net realized gain (loss)	(2)	25,184	4,258
Net change in unrealized appreciation (depreciation)	(109)	20,777	35,362
Increase (decrease) in net assets resulting from operations	(108)	46,658	39,690
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(503)	(540)
Class C	—	(10)	(12)
Class I	—	(2,695)	(2,019)
Class R6	—	(2)	(2)
Total dividends and distributions to shareholders	—	(3,210)	(2,573)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	100	9,717	6,476
Class C	100	1,089	287
Class I	100	144,668	64,066
Class R6	2,700	1,057	3
Increase (decrease) in net assets from capital transactions	3,000	156,531	70,832
Net increase (decrease) in net assets	2,892	199,979	107,949
Net Assets
Beginning of period	—	221,961	114,012
End of Period	$ 2,892	$ 421,940	$ 221,961
See Notes to Financial Statements
89

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR International Small-Mid Cap Fund		KAR International Small-Mid Cap Fund II
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	From Inception date October 1, 2019 to September 30, 2020(1)
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 12,876	$ 5,775	$ 91	$ 19
Net realized gain (loss)	154,363	62,355	3,658	786
Net increase from payment by affiliate(2)	81	—	—	—
Net change in unrealized appreciation (depreciation)	453,864	132,967	3,647	4,224
Increase (decrease) in net assets resulting from operations	621,184	201,097	7,396	5,029
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(842)	(1,433)	(6)	—
Class C	(123)	(432)	(6)	—
Class I	(24,779)	(33,317)	(851)	—
Class R6	(2,466)	(943)	(127)	—
Total dividends and distributions to shareholders	(28,210)	(36,125)	(990)	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(422)	(4,023)	392	136
Class C	(805)	(7,229)	129	135
Class I	460,825	194,887	12,262	15,532
Class R6	161,171	22,080	334	2,706
Increase (decrease) in net assets from capital transactions	620,769	205,715	13,117	18,509
Net increase (decrease) in net assets	1,213,743	370,687	19,523	23,538
Net Assets
Beginning of period	1,892,273	1,521,586	23,538	—
End of Period	$ 3,106,016	$ 1,892,273	$ 43,061	$ 23,538

(1)	Inception date October 1, 2019.
(2)	See Note 4G in the Notes to Financial Statements.
See Notes to Financial Statements
90

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Vontobel Emerging Markets Opportunities Fund		Vontobel Foreign Opportunities Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (3,341)	$ 21,845	$ (2,146)	$ (1,006)
Net realized gain (loss)	941,257	(151,418)	211,266	70,926
Net change in unrealized appreciation (depreciation)	(347,650)	342,789	(23,283)	46,475
Increase (decrease) in net assets resulting from operations	590,266	213,216	185,837	116,395
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,489)	(8,478)	(12,411)	(13,501)
Class C	—	(1,441)	(2,092)	(2,849)
Class I	(35,907)	(133,209)	(55,581)	(57,692)
Class R6	(1,604)	(2,708)	(5,866)	(5,387)
Total dividends and distributions to shareholders	(39,000)	(145,836)	(75,950)	(79,429)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(36,686)	(111,966)	9,257	(14,236)
Class C	(37,190)	(37,528)	(14,341)	(11,527)
Class I	(1,547,829)	(1,106,740)	(62,500)	(5,779)
Class R6	(12,971)	73,144	(25,630)	11,640
Increase (decrease) in net assets from capital transactions	(1,634,676)	(1,183,090)	(93,214)	(19,902)
Net increase (decrease) in net assets	(1,083,410)	(1,115,710)	16,673	17,064
Net Assets
Beginning of period	5,847,370	6,963,080	1,075,915	1,058,851
End of Period	$ 4,763,960	$ 5,847,370	$ 1,092,588	$ 1,075,915
See Notes to Financial Statements
91

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Vontobel Global Opportunities Fund		Vontobel Greater European Opportunities Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (1,103)	$ (459)	$ —	$ (4)
Net realized gain (loss)	59,713	9,094	323	331
Net change in unrealized appreciation (depreciation)	8,656	42,213	1,169	(17)
Increase (decrease) in net assets resulting from operations	67,266	50,848	1,492	310
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,494)	(2,055)	(67)	(172)
Class C	(678)	(674)	(25)	(68)
Class I	(3,522)	(3,014)	(229)	(268)
Class R6	(1,766)	(1,610)	—	—
Total dividends and distributions to shareholders	(8,460)	(7,353)	(321)	(508)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	2,357	(1,928)	1,060	198
Class C	(9,061)	(5,447)	(109)	(126)
Class I	(718)	13,655	3,200	367
Class R6	(14,285)	12,855	—	—
Increase (decrease) in net assets from capital transactions	(21,707)	19,135	4,151	439
Net increase (decrease) in net assets	37,099	62,630	5,322	241
Net Assets
Beginning of period	380,772	318,142	4,478	4,237
End of Period	$ 417,871	$ 380,772	$ 9,800	$ 4,478
See Notes to Financial Statements
92

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Duff & Phelps Global Infrastructure Fund
Class A
10/1/20 to 9/30/21	$14.54	0.14	—	1.84	1.98	(0.17)	(0.18)	(0.35)	—	1.63	$16.17	13.75%	$ 31,857	1.28%	1.28%	0.86%	28%
10/1/19 to 9/30/20	16.26	0.20	—	(1.17)	(0.97)	(0.23)	(0.52)	(0.75)	—	(1.72)	14.54	(6.11)	30,172	1.27	1.27	1.35	31
10/1/18 to 9/30/19	14.45	0.25	—	2.38	2.63	(0.27)	(0.55)	(0.82)	—	1.81	16.26	19.13	37,533	1.26	1.26	1.69	30
10/1/17 to 9/30/18	15.00	0.28	—	(0.39)	(0.11)	(0.29)	(0.15)	(0.44)	—	(0.55)	14.45	(0.75)	32,466	1.25	1.25	1.91	36
10/1/16 to 9/30/17	14.22	0.29	—	1.15	1.44	(0.28)	(0.38)	(0.66)	—	0.78	15.00	10.70 (6)	37,401	1.29 (6)	1.30	2.04 (6)	56
Class C
10/1/20 to 9/30/21	$14.50	0.02	—	1.84	1.86	(0.04)	(0.18)	(0.22)	—	1.64	$16.14	12.92%	$ 5,525	2.02%	2.02%	0.11%	28%
10/1/19 to 9/30/20	16.20	0.09	—	(1.16)	(1.07)	(0.11)	(0.52)	(0.63)	—	(1.70)	14.50	(6.83)	9,833	2.03	2.03	0.59	31
10/1/18 to 9/30/19	14.39	0.14	—	2.37	2.51	(0.15)	(0.55)	(0.70)	—	1.81	16.20	18.32	15,046	2.01	2.01	0.97	30
10/1/17 to 9/30/18	14.94	0.17	—	(0.39)	(0.22)	(0.18)	(0.15)	(0.33)	—	(0.55)	14.39	(1.54)	17,972	2.00	2.00	1.16	36
10/1/16 to 9/30/17	14.17	0.18	—	1.14	1.32	(0.17)	(0.38)	(0.55)	—	0.77	14.94	9.84 (6)	25,144	2.04 (6)	2.05	1.30 (6)	56
Class I
10/1/20 to 9/30/21	$14.54	0.18	—	1.85	2.03	(0.22)	(0.18)	(0.40)	—	1.63	$16.17	14.07%	$ 39,955	1.01%	1.01%	1.15%	28%
10/1/19 to 9/30/20	16.27	0.24	—	(1.19)	(0.95)	(0.26)	(0.52)	(0.78)	—	(1.73)	14.54	(5.94)	33,326	1.04	1.04	1.61	31
10/1/18 to 9/30/19	14.45	0.29	—	2.39	2.68	(0.31)	(0.55)	(0.86)	—	1.82	16.27	19.50	50,089	1.02	1.02	1.94	30
10/1/17 to 9/30/18	15.00	0.31	—	(0.38)	(0.07)	(0.33)	(0.15)	(0.48)	—	(0.55)	14.45	(0.52)	30,488	1.01	1.01	2.12	36
10/1/16 to 9/30/17	14.23	0.33	—	1.14	1.47	(0.32)	(0.38)	(0.70)	—	0.77	15.00	10.92 (6)	56,361	1.04 (6)	1.04	2.29 (6)	56
Class R6
10/1/20 to 9/30/21	$14.55	0.21	—	1.85	2.06	(0.23)	(0.18)	(0.41)	—	1.65	$16.20	14.30%	$ 10,108	0.85%	0.92%	1.31%	28%
10/1/19 to 9/30/20	16.27	0.26	—	(1.18)	(0.92)	(0.28)	(0.52)	(0.80)	—	(1.72)	14.55	(5.75)	8,614	0.85	0.94	1.74	31
10/1/18 to 9/30/19	14.45	0.30	—	2.39	2.69	(0.32)	(0.55)	(0.87)	—	1.82	16.27	19.60	9,436	0.91 (7)	0.93	2.02	30
1/30/18 (8) to 9/30/18	15.06	0.23	—	(0.60)	(0.37)	(0.24)	—	(0.24)	—	(0.61)	14.45	(2.44)	11,561	0.93	0.93	2.41	36 (9)

Duff & Phelps Global Real Estate Securities Fund
Class A
10/1/20 to 9/30/21	$29.50	0.41	—	9.26	9.67	—	—	—	—	9.67	$39.17	32.78%	$ 27,127	1.40%	2.65%	1.14%	17%
10/1/19 to 9/30/20	34.82	0.41	—	(3.66)	(3.25)	(1.29)	(0.78)	(2.07)	—	(5.32)	29.50	(10.01)	18,740	1.40	2.59	1.34	32
10/1/18 to 9/30/19	30.30	0.51	—	4.46	4.97	(0.44)	(0.01)	(0.45)	—	4.52	34.82	16.72	21,612	1.40	2.61	1.63	31
10/1/17 to 9/30/18	28.64	0.74	—	1.38	2.12	(0.40)	(0.06)	(0.46)	—	1.66	30.30	7.48	19,470	1.40	2.51	2.53	41
10/1/16 to 9/30/17	28.97	0.39	—	0.07	0.46	(0.72)	(0.07)	(0.79)	—	(0.33)	28.64	1.82	23,626	1.40	1.68	1.41	36
Class C
10/1/20 to 9/30/21	$27.93	0.23	—	8.65	8.88	—	—	—	—	8.88	$36.81	31.79%	$ 5,531	2.15%	2.16%	0.70%	17%
10/1/19 to 9/30/20	33.42	0.16	—	(3.47)	(3.31)	(1.40)	(0.78)	(2.18)	—	(5.49)	27.93	(10.67)	6,297	2.15	2.19	0.53	32
10/1/18 to 9/30/19	29.50	0.25	—	4.29	4.54	(0.61)	(0.01)	(0.62)	—	3.92	33.42	15.84	9,399	2.15	2.20	0.84	31
10/1/17 to 9/30/18	28.12	0.50	—	1.36	1.86	(0.42)	(0.06)	(0.48)	—	1.38	29.50	6.68	9,580	2.15	2.21	1.73	41
10/1/16 to 9/30/17	28.41	0.23	—	0.02	0.25	(0.47)	(0.07)	(0.54)	—	(0.29)	28.12	1.06	10,771	2.15	2.31	0.86	36
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
93

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Duff & Phelps Global Real Estate Securities Fund (Continued)
Class I
10/1/20 to 9/30/21	$28.73	0.46	—	9.02	9.48	(0.17)	—	(0.17)	—	9.31	$38.04	33.13%	$ 344,063	1.15% (10)(11)	1.14%	1.29%	17%
10/1/19 to 9/30/20	34.33	0.47	—	(3.54)	(3.07)	(1.75)	(0.78)	(2.53)	—	(5.60)	28.73	(9.79)	168,410	1.15	1.20	1.55	32
10/1/18 to 9/30/19	30.33	0.59	—	4.35	4.94	(0.93)	(0.01)	(0.94)	—	4.00	34.33	17.01	206,723	1.15	1.19	1.90	31
10/1/17 to 9/30/18	28.77	0.80	—	1.39	2.19	(0.57)	(0.06)	(0.63)	—	1.56	30.33	7.70	145,648	1.15	1.19	2.72	41
10/1/16 to 9/30/17	29.19	0.54	—	(0.02)	0.52	(0.87)	(0.07)	(0.94)	—	(0.42)	28.77	2.02	154,704	1.15	1.31	1.93	36
Class R6
10/1/20 to 9/30/21	$28.86	0.61	—	9.00	9.61	(0.21)	—	(0.21)	—	9.40	$38.26	33.46%	$ 90,781	0.89%	1.04%	1.73%	17%
10/1/19 to 9/30/20	34.41	0.65	—	(3.64)	(2.99)	(1.78)	(0.78)	(2.56)	—	(5.55)	28.86	(9.52)	54,992	0.89	1.09	2.29	32
10/1/18 to 9/30/19	30.37	0.54	—	4.47	5.01	(0.96)	(0.01)	(0.97)	—	4.04	34.41	17.23	2,893	0.94 (7)	1.08	1.75	31
10/1/17 to 9/30/18	28.79	0.86	—	1.38	2.24	(0.60)	(0.06)	(0.66)	—	1.58	30.37	7.90	6,611	1.00 (7)	1.09	2.92	41
11/3/16 (8) to 9/30/17	26.78	0.50	—	2.47	2.97	(0.89)	(0.07)	(0.96)	—	2.01	28.79	11.39	7,791	1.04	1.12	1.92	36 (9)

Duff & Phelps International Real Estate Securities Fund
Class A
10/1/20 to 9/30/21	$ 6.79	0.14	—	1.18	1.32	—	—	—	—	1.32	$ 8.11	19.44%	$ 3,612	1.50%	1.75%	1.69%	71%
10/1/19 to 9/30/20	7.96	0.09	—	(0.63)	(0.54)	(0.63)	—	(0.63)	—	(1.17)	6.79	(7.72)	1,843	1.50	1.75	1.32	34
10/1/18 to 9/30/19	7.41	0.14	—	0.68	0.82	(0.27)	—	(0.27)	—	0.55	7.96	11.65	2,318	1.50	1.71	1.87	34
10/1/17 to 9/30/18	6.93	0.30	—	0.30	0.60	(0.12)	—	(0.12)	—	0.48	7.41	8.72	2,145	1.50	1.85	4.07	38
10/1/16 to 9/30/17	7.25	0.13	—	(0.01)	0.12	(0.44)	—	(0.44)	—	(0.32)	6.93	2.53	2,506	1.50	1.99	1.94	24
Class C
10/1/20 to 9/30/21	$ 6.73	0.06	—	1.19	1.25	—	—	—	—	1.25	$ 7.98	18.57%	$ 273	2.25%	2.57%	0.74%	71%
10/1/19 to 9/30/20	7.92	0.04	—	(0.63)	(0.59)	(0.60)	—	(0.60)	—	(1.19)	6.73	(8.37)	526	2.25	2.50	0.61	34
10/1/18 to 9/30/19	7.38	0.08	—	0.68	0.76	(0.22)	—	(0.22)	—	0.54	7.92	10.84	736	2.25	2.44	1.06	34
10/1/17 to 9/30/18	6.89	0.25	—	0.30	0.55	(0.06)	—	(0.06)	—	0.49	7.38	7.97	945	2.25	2.59	3.35	38
10/1/16 to 9/30/17	7.21	0.09	—	(0.02)	0.07	(0.39)	—	(0.39)	—	(0.32)	6.89	1.72	957	2.25	2.73	1.32	24
Class I
10/1/20 to 9/30/21	$ 6.78	0.15	—	1.18	1.33	—	—	—	—	1.33	$ 8.11	19.62%	$ 30,621	1.25%	1.51%	1.89%	71%
10/1/19 to 9/30/20	7.93	0.11	—	(0.62)	(0.51)	(0.64)	—	(0.64)	—	(1.15)	6.78	(7.37)	25,530	1.25	1.49	1.50	34
10/1/18 to 9/30/19	7.40	0.16	—	0.67	0.83	(0.30)	—	(0.30)	—	0.53	7.93	11.84	51,060	1.25	1.44	2.10	34
10/1/17 to 9/30/18	6.94	0.28	—	0.34	0.62	(0.16)	—	(0.16)	—	0.46	7.40	9.03	39,992	1.25	1.53	3.74	38
10/1/16 to 9/30/17	7.26	0.16	—	(0.03)	0.13	(0.45)	—	(0.45)	—	(0.32)	6.94	2.79	21,573	1.25	1.72	2.45	24
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
94

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Duff & Phelps Real Asset Fund
Class A
10/1/20 to 9/30/21	$10.10	0.02	0.03	2.47	2.52	(0.07)	—	(0.07)	—	2.45	$12.55	25.10%	$ 12,674	0.85% (12)	0.85%	0.19%	14%
10/1/19 to 9/30/20	11.38	0.27	0.26	(1.46)	(0.93)	(0.35)	—	(0.35)	—	(1.28)	10.10	(8.50)	11,964	1.05 (12)	1.05	2.57	75
10/1/18 to 9/30/19	11.63	0.14	0.16	(0.31)	(0.01)	(0.24)	—	(0.24)	—	(0.25)	11.38	0.18	15,897	0.76	0.76	1.25	13
10/1/17 to 9/30/18	11.05	0.12	0.13	0.44	0.69	(0.11)	—	(0.11)	—	0.58	11.63	6.25	10,348	0.71	0.71	1.06	17
10/1/16 to 9/30/17	10.89	0.18	0.22	(0.04)	0.36	(0.20)	—	(0.20)	—	0.16	11.05	3.34	11,118	0.74	0.74	1.65	4
Class C
10/1/20 to 9/30/21	$10.19	(0.04)	0.03	2.46	2.45	—	—	—	—	2.45	$12.64	24.04%	$ 435	1.68% (12)	1.68%	(0.33) %	14%
10/1/19 to 9/30/20	11.32	0.31	0.26	(1.60)	(1.03)	(0.10)	—	(0.10)	—	(1.13)	10.19	(9.17)	604	1.74 (12)	1.74	2.85	75
10/1/18 to 9/30/19	11.50	0.27	0.16	(0.52)	(0.09)	(0.09)	—	(0.09)	—	(0.18)	11.32	(0.65)	2,126	1.50	1.50	2.44	13
10/1/17 to 9/30/18	10.97	0.04	0.14	0.41	0.59	(0.06)	—	(0.06)	—	0.53	11.50	5.40	9,948	1.46	1.46	0.39	17
10/1/16 to 9/30/17	10.73	0.09	0.19	—	0.28	(0.04)	—	(0.04)	—	0.24	10.97	2.65	13,354	1.50	1.50	0.80	4
Class I
10/1/20 to 9/30/21	$10.07	0.05	0.03	2.47	2.55	(0.10)	—	(0.10)	—	2.45	$12.52	25.47%	$ 9,610	0.60% (12)	0.60%	0.46%	14%
10/1/19 to 9/30/20	11.35	0.48	0.26	(1.64)	(0.90)	(0.38)	—	(0.38)	—	(1.28)	10.07	(8.32)	8,759	0.72 (12)	0.72	4.52	75
10/1/18 to 9/30/19	11.62	0.25	0.16	(0.39)	0.02	(0.29)	—	(0.29)	—	(0.27)	11.35	0.44	21,018	0.51	0.51	2.26	13
10/1/17 to 9/30/18	11.03	0.16	0.13	0.42	0.71	(0.12)	—	(0.12)	—	0.59	11.62	6.49	20,225	0.45	0.45	1.43	17
10/1/16 to 9/30/17	10.89	0.19	0.16	0.04	0.39	(0.25)	—	(0.25)	—	0.14	11.03	3.69	19,910	0.49	0.49	1.73	4

Duff & Phelps Real Estate Securities Fund
Class A
10/1/20 to 9/30/21	$18.82	0.22	—	7.10	7.32	(0.46)	(0.74)	(1.20)	—	6.12	$24.94	40.33%	$ 143,841	1.36%	1.36%	0.98%	14%
10/1/19 to 9/30/20	26.33	0.26	—	(3.23)	(2.97)	(0.33)	(4.21)	(4.54)	—	(7.51)	18.82	(12.99)	209,309	1.35	1.35	1.25	40
10/1/18 to 9/30/19	26.76	0.37	—	3.34	3.71	(0.42)	(3.72)	(4.14)	—	(0.43)	26.33	17.33	175,112	1.38	1.38	1.50	30
10/1/17 to 9/30/18	30.43	0.31	—	0.75	1.06	(0.30)	(4.43)	(4.73)	—	(3.67)	26.76	4.03	216,062	1.38	1.38	1.16	12
10/1/16 to 9/30/17	36.87	0.38	—	(0.48)	(0.10)	(0.40)	(5.94)	(6.34)	—	(6.44)	30.43	0.63 (6)	331,957	1.39 (6)	1.39	1.21 (6)	20
Class C
10/1/20 to 9/30/21	$18.79	0.10	—	7.04	7.14	(0.29)	(0.74)	(1.03)	—	6.11	$24.90	39.32%	$ 6,244	2.08%	2.08%	0.43%	14%
10/1/19 to 9/30/20	26.26	0.08	—	(3.18)	(3.10)	(0.16)	(4.21)	(4.37)	—	(7.47)	18.79	(13.65)	7,280	2.11	2.11	0.38	40
10/1/18 to 9/30/19	26.69	0.19	—	3.32	3.51	(0.22)	(3.72)	(3.94)	—	(0.43)	26.26	16.49	12,325	2.09	2.09	0.78	30
10/1/17 to 9/30/18	30.35	0.12	—	0.76	0.88	(0.11)	(4.43)	(4.54)	—	(3.66)	26.69	3.28	26,643	2.07	2.07	0.45	12
10/1/16 to 9/30/17	36.77	0.15	—	(0.47)	(0.32)	(0.16)	(5.94)	(6.10)	—	(6.42)	30.35	(0.09) (6)	43,219	2.13 (6)	2.13	0.48 (6)	20
Class I
10/1/20 to 9/30/21	$18.76	0.20	—	7.16	7.36	(0.53)	(0.74)	(1.27)	—	6.09	$24.85	40.73%	$ 234,084	1.09%	1.09%	0.92%	14%
10/1/19 to 9/30/20	26.28	0.30	—	(3.23)	(2.93)	(0.38)	(4.21)	(4.59)	—	(7.52)	18.76	(12.80)	272,248	1.10	1.10	1.43	40
10/1/18 to 9/30/19	26.71	0.44	—	3.34	3.78	(0.49)	(3.72)	(4.21)	—	(0.43)	26.28	17.73	373,801	1.09	1.09	1.81	30
10/1/17 to 9/30/18	30.39	0.40	—	0.73	1.13	(0.38)	(4.43)	(4.81)	—	(3.68)	26.71	4.31	437,179	1.08	1.08	1.49	12
10/1/16 to 9/30/17	36.83	0.46	—	(0.48)	(0.02)	(0.48)	(5.94)	(6.42)	—	(6.44)	30.39	0.90 (6)	539,098	1.13 (6)	1.13	1.49 (6)	20
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
95

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Duff & Phelps Real Estate Securities Fund (Continued)
Class R6
10/1/20 to 9/30/21	$18.81	0.20	—	7.26	7.46	(0.57)	(0.74)	(1.31)	—	6.15	$24.96	41.15%	$ 151,739	0.79%	0.94%	0.89%	14%
10/1/19 to 9/30/20	26.30	0.37	—	(3.24)	(2.87)	(0.41)	(4.21)	(4.62)	—	(7.49)	18.81	(12.52)	43,705	0.79	0.96	1.80	40
10/1/18 to 9/30/19	26.72	0.51	—	3.32	3.83	(0.53)	(3.72)	(4.25)	—	(0.42)	26.30	17.94	38,915	0.87 (7)	0.95	2.11	30
10/1/17 to 9/30/18	30.39	0.47	—	0.71	1.18	(0.42)	(4.43)	(4.85)	—	(3.67)	26.72	4.50	26,210	0.93 (7)	0.95	1.75	12
10/1/16 to 9/30/17	36.84	0.50	—	(0.48)	0.02	(0.53)	(5.94)	(6.47)	—	(6.45)	30.39	1.06 (6)	19,880	0.98 (6)	0.98	1.62 (6)	20

FORT Trend Fund
Class A
10/1/20 to 9/30/21(13)	$14.55	(0.22)	—	0.17	(0.05)	—	—	—	—	(0.05)	$14.50	(0.34) %	$ 108,701	1.60%	1.77%	(1.53) %	0%
10/1/19 to 9/30/20(13)	15.16	(0.04)	—	(0.57)	(0.61)	—	—	—	—	(0.61)	14.55	(4.02)	104,017	1.59 (10)	1.59	(0.25)	198
10/1/18 to 9/30/19	15.79	0.03	—	(0.66)	(0.63)	—	—	—	—	(0.63)	15.16	(3.99)	108,998	1.56 (10)	1.56	0.19	228
10/1/17 to 9/30/18	13.60	0.01	—	2.18	2.19	—	—	—	—	2.19	15.79	16.10	109,943	1.56 (10)	1.56	0.08	57
10/1/16 to 9/30/17	12.23	0.03	—	1.34	1.37	—	—	—	—	1.37	13.60	11.20	134,267	1.51 (7)	1.60	0.23	92
Class C
10/1/20 to 9/30/21(13)	$13.73	(0.31)	—	0.15	(0.16)	—	—	—	—	(0.16)	$13.57	(1.17) %	$ 17,109	2.35%	2.53%	(2.27) %	0%
10/1/19 to 9/30/20(13)	14.41	(0.13)	—	(0.55)	(0.68)	—	—	—	—	(0.68)	13.73	(4.72)	61,735	2.34 (10)	2.34	(0.96)	198
10/1/18 to 9/30/19	15.12	(0.08)	—	(0.63)	(0.71)	—	—	—	—	(0.71)	14.41	(4.70)	128,143	2.30 (10)	2.30	(0.57)	228
10/1/17 to 9/30/18	13.11	(0.09)	—	2.10	2.01	—	—	—	—	2.01	15.12	15.33	218,543	2.29 (10)	2.29	(0.65)	57
10/1/16 to 9/30/17	11.88	(0.06)	—	1.29	1.23	—	—	—	—	1.23	13.11	10.35	257,078	2.21 (7)	2.35	(0.47)	92
Class I
10/1/20 to 9/30/21(13)	$14.79	(0.19)	—	0.17	(0.02)	—	—	—	—	(0.02)	$14.77	(0.14) %	$ 29,793	1.35%	1.52%	(1.28) %	0%
10/1/19 to 9/30/20(13)	15.37	0.01	—	(0.59)	(0.58)	—	—	—	—	(0.58)	14.79	(3.77)	40,098	1.33 (10)	1.33	0.05	198
10/1/18 to 9/30/19	15.97	0.06	—	(0.66)	(0.60)	—	—	—	—	(0.60)	15.37	(3.76)	73,639	1.31 (10)	1.31	0.42	228
10/1/17 to 9/30/18	13.71	0.05	—	2.21	2.26	—	—	—	—	2.26	15.97	16.48	110,950	1.30 (10)	1.30	0.34	57
10/1/16 to 9/30/17	12.31	0.06	—	1.34	1.40	—	—	—	—	1.40	13.71	11.37	148,047	1.29 (7)	1.35	0.45	92
Class R6
10/1/20 to 9/30/21(13)	$14.90	(0.18)	—	0.17	(0.01)	—	—	—	—	(0.01)	$14.89	(0.07) %	$ 679	1.26%	1.43%	(1.19) %	0%
10/1/19 to 9/30/20(13)	15.47	0.01	—	(0.58)	(0.57)	—	—	—	—	(0.57)	14.90	(3.68)	719	1.24 (10)	1.24	0.09	198
10/1/18 to 9/30/19	16.05	0.08	—	(0.66)	(0.58)	—	—	—	—	(0.58)	15.47	(3.61)	602	1.21 (10)	1.21	0.53	228
10/1/17 to 9/30/18	13.77	0.08	—	2.20	2.28	—	—	—	—	2.28	16.05	16.56	625	1.20 (10)	1.20	0.50	57
10/1/16 to 9/30/17	12.34	0.08	—	1.35	1.43	—	—	—	—	1.43	13.77	11.59	203	1.16 (7)	1.23	0.58	92

KAR Developing Markets Fund
Class A
6/22/21 (8) to 9/30/21	$10.00	— (14)	—	(0.37)	(0.37)	—	—	—	—	(0.37)	$ 9.63	(3.70) %	$ 96	1.55%	12.33%	0.01%	5% (9)
Class C
6/22/21 (8) to 9/30/21	$10.00	(0.02)	—	(0.37)	(0.39)	—	—	—	—	(0.39)	$ 9.61	(3.90) %	$ 96	2.30%	13.08%	(0.74) %	5% (9)
Class I
6/22/21 (8) to 9/30/21	$10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	(0.36)	$ 9.64	(3.60) %	$ 97	1.30%	12.08%	0.26%	5% (9)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
96

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Developing Markets Fund (Continued)
Class R6
6/22/21 (8) to 9/30/21	$10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	(0.36)	$ 9.64	(3.60) %	$ 2,603	1.22%	12.06%	0.34%	5% (9)

KAR Emerging Markets Small-Cap Fund
Class A
10/1/20 to 9/30/21	$14.93	(0.02)	—	2.87	2.85	(0.17)	—	(0.17)	—	2.68	$17.61	19.15%	$ 57,403	1.85% (10)(11)	1.81%	(0.11) %	19%
10/1/19 to 9/30/20	12.10	(0.02)	—	3.08	3.06	(0.23)	—	(0.23)	—	2.83	14.93	25.70	39,799	1.85	1.90	(0.17)	47
10/1/18 to 9/30/19	11.66	0.32	—	0.15	0.47	(0.03)	—	(0.03)	—	0.44	12.10	4.10	27,479	1.86	1.90	2.70	44
10/1/17 to 9/30/18	10.95	0.10	—	0.68	0.78	(0.07)	—	(0.07)	—	0.71	11.66	7.10	4,658	1.85	2.23	0.83	24
10/1/16 to 9/30/17	9.29	0.15	—	1.68	1.83	(0.17)	—	(0.17)	—	1.66	10.95	20.12	1,647	1.84	2.97	1.47	28
Class C
10/1/20 to 9/30/21	$14.80	(0.14)	—	2.85	2.71	(0.10)	—	(0.10)	—	2.61	$17.41	18.33%	$ 2,540	2.60% (10)(11)	2.54%	(0.79) %	19%
10/1/19 to 9/30/20	12.03	(0.11)	—	3.05	2.94	(0.17)	—	(0.17)	—	2.77	14.80	24.75	1,208	2.60	2.61	(0.87)	47
10/1/18 to 9/30/19	11.65	0.17	—	0.21	0.38	—	—	—	—	0.38	12.03	3.26	736	2.61	2.62	1.47	44
10/1/17 to 9/30/18	10.96	0.01	—	0.68	0.69	—	—	—	—	0.69	11.65	6.30	358	2.60	2.90	0.08	24
10/1/16 to 9/30/17	9.31	0.08	—	1.69	1.77	(0.12)	—	(0.12)	—	1.65	10.96	19.31	317	2.59	3.73	0.78	28
Class I
10/1/20 to 9/30/21	$15.01	0.05	—	2.86	2.91	(0.20)	—	(0.20)	—	2.71	$17.72	19.49%	$ 360,774	1.55% (10)(11)	1.51%	0.26%	19%
10/1/19 to 9/30/20	12.16	0.01	—	3.10	3.11	(0.26)	—	(0.26)	—	2.85	15.01	26.01	180,829	1.60	1.62	0.11	47
10/1/18 to 9/30/19	11.70	0.34	—	0.16	0.50	(0.04)	—	(0.04)	—	0.46	12.16	4.33	85,699	1.61	1.67	2.85	44
10/1/17 to 9/30/18	10.99	0.14	—	0.67	0.81	(0.10)	—	(0.10)	—	0.71	11.70	7.36	28,630	1.60	1.93	1.16	24
10/1/16 to 9/30/17	9.31	0.16	—	1.70	1.86	(0.18)	—	(0.18)	—	1.68	10.99	20.42	8,673	1.59	2.75	1.60	28
Class R6
10/1/20 to 9/30/21	$15.01	0.13	—	2.82	2.95	(0.22)	—	(0.22)	—	2.73	$17.74	19.71%	$ 1,223	1.41% (10)(11)	1.41%	0.72%	19%
10/1/19 to 9/30/20	12.16	0.02	—	3.10	3.12	(0.27)	—	(0.27)	—	2.85	15.01	26.13	125	1.50	1.51	0.17	47
8/1/19 (8) to 9/30/19	12.36	0.03	—	(0.23)	(0.20)	—	—	—	—	(0.20)	12.16	(1.62)	98	1.51 (12)	1.62	1.44	44 (9)

KAR International Small-Mid Cap Fund
Class A
10/1/20 to 9/30/21	$19.15	0.04	—	5.74	5.78	(0.16)	(0.05)	(0.21)	— (14)	5.57	$24.72	30.29% (15)	$ 100,353	1.53% (7)(10)	1.53%	0.18%	23%
10/1/19 to 9/30/20	16.95	0.02	—	2.51	2.53	(0.33)	—	(0.33)	—	2.20	19.15	14.98	78,101	1.56 (10)	1.56	0.13	48
10/1/18 to 9/30/19	17.15	0.44	—	(0.47)	(0.03)	(0.06)	(0.11)	(0.17)	— (14)	(0.20)	16.95	(0.05) (15)	70,958	1.55 (10)	1.55	2.66	30
10/1/17 to 9/30/18	16.22	0.16	—	1.01	1.17	(0.08)	(0.16)	(0.24)	—	0.93	17.15	7.31	47,909	1.60	1.56	0.92	21
10/1/16 to 9/30/17	13.01	0.16	—	3.34	3.50	(0.29)	—	(0.29)	—	3.21	16.22	27.42	18,479	1.60	1.66	1.07	27
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
97

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR International Small-Mid Cap Fund (Continued)
Class C
10/1/20 to 9/30/21	$18.78	(0.13)	—	5.65	5.52	(0.02)	(0.05)	(0.07)	— (14)	5.45	$24.23	29.43% (15)	$ 42,388	2.25% (7)	2.25%	(0.55) %	23%
10/1/19 to 9/30/20	16.64	(0.11)	—	2.45	2.34	(0.20)	—	(0.20)	—	2.14	18.78	14.07	33,524	2.27 (10)	2.27	(0.65)	48
10/1/18 to 9/30/19	16.89	0.32	—	(0.46)	(0.14)	—	(0.11)	(0.11)	— (14)	(0.25)	16.64	(0.78) (15)	37,210	2.29 (10)	2.29	1.93	30
10/1/17 to 9/30/18	16.04	0.03	—	1.02	1.05	(0.04)	(0.16)	(0.20)	—	0.85	16.89	6.60	35,966	2.31 (10)	2.27	0.18	21
10/1/16 to 9/30/17	12.92	0.06	—	3.29	3.35	(0.23)	—	(0.23)	—	3.12	16.04	26.41	13,442	2.35	2.41	0.38	27
Class I
10/1/20 to 9/30/21	$19.25	0.12	—	5.76	5.88	(0.22)	(0.05)	(0.27)	— (14)	5.61	$24.86	30.69% (15)	$2,685,996	1.24% (7)(10)	1.24%	0.49%	23%
10/1/19 to 9/30/20	17.03	0.06	—	2.53	2.59	(0.37)	—	(0.37)	—	2.22	19.25	15.28	1,705,562	1.28 (10)	1.28	0.35	48
10/1/18 to 9/30/19	17.24	0.50	—	(0.49)	0.01	(0.11)	(0.11)	(0.22)	— (14)	(0.21)	17.03	0.18 (15)	1,372,552	1.30 (10)	1.30	2.96	30
10/1/17 to 9/30/18	16.28	0.21	—	1.01	1.22	(0.10)	(0.16)	(0.26)	—	0.96	17.24	7.58	773,571	1.35	1.29	1.20	21
10/1/16 to 9/30/17	13.04	0.20	—	3.35	3.55	(0.31)	—	(0.31)	—	3.24	16.28	27.73	176,216	1.35	1.42	1.33	27
Class R6
10/1/20 to 9/30/21	$19.27	0.16	—	5.75	5.91	(0.24)	(0.05)	(0.29)	— (14)	5.62	$24.89	30.82% (15)	$ 277,279	1.15% (7)(10)	1.15%	0.65%	23%
10/1/19 to 9/30/20	17.05	0.11	—	2.50	2.61	(0.39)	—	(0.39)	—	2.22	19.27	15.35	75,086	1.18 (10)	1.18	0.65	48
10/1/18 to 9/30/19	17.26	0.43	—	(0.41)	0.02	(0.12)	(0.11)	(0.23)	— (14)	(0.21)	17.05	0.24 (15)	40,866	1.19 (10)	1.19	2.60	30
10/1/17 to 9/30/18	16.28	0.18	—	1.07	1.25	(0.11)	(0.16)	(0.27)	—	0.98	17.26	7.74	72,151	1.21 (10)	1.20	1.06	21
10/1/16 to 9/30/17	13.03	0.26	—	3.30	3.56	(0.31)	—	(0.31)	—	3.25	16.28	27.82	36,941	1.24	1.28	1.66	27

KAR International Small-Mid Cap Fund II
Class A
10/1/20 to 9/30/21	$12.93	(0.01)	—	3.44	3.43	(0.09)	(0.35)	(0.44)	—	2.99	$15.92	26.76%	$ 591	1.45%	1.69%	(0.03) %	44%
10/1/19 (8) to 9/30/20	10.00	(0.02)	—	2.95	2.93	—	—	—	—	2.93	12.93	29.30	161	1.45	2.40	(0.22)	58 (9)
Class C
10/1/20 to 9/30/21	$12.83	(0.11)	—	3.40	3.29	(0.01)	(0.35)	(0.36)	—	2.93	$15.76	25.81%	$ 341	2.20%	2.43%	(0.73) %	44%
10/1/19 (8) to 9/30/20	10.00	(0.11)	—	2.94	2.83	—	—	—	—	2.83	12.83	28.30	168	2.20	3.15	(0.96)	58 (9)
Class I
10/1/20 to 9/30/21	$12.96	0.04	—	3.43	3.47	(0.11)	(0.35)	(0.46)	—	3.01	$15.97	27.07%	$ 37,452	1.20%	1.53%	0.24%	44%
10/1/19 (8) to 9/30/20	10.00	0.02	—	2.94	2.96	—	—	—	—	2.96	12.96	29.60	19,699	1.20	2.24	0.22	58 (9)
Class R6
10/1/20 to 9/30/21	$12.97	0.05	—	3.45	3.50	(0.12)	(0.35)	(0.47)	—	3.03	$16.00	27.28%	$ 4,677	1.10%	1.39%	0.32%	44%
10/1/19 (8) to 9/30/20	10.00	0.02	—	2.95	2.97	—	—	—	—	2.97	12.97	29.70	3,510	1.10	2.11	0.14	58 (9)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
98

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Vontobel Emerging Markets Opportunities Fund
Class A
10/1/20 to 9/30/21	$11.01	(0.04)	—	0.99	0.95	(0.05)	—	(0.05)	—	0.90	$11.91	8.58%	$ 362,477	1.54%	1.54%	(0.33) %	67%
10/1/19 to 9/30/20	10.65	0.01	—	0.55	0.56	(0.16)	(0.04)	(0.20)	—	0.36	11.01	5.22	369,053	1.57	1.57	0.07	55
10/1/18 to 9/30/19	10.44	0.12	—	0.42	0.54	(0.06)	(0.27)	(0.33)	—	0.21	10.65	5.64	479,456	1.57	1.57	1.20	30
10/1/17 to 9/30/18	11.11	0.06	—	(0.71)	(0.65)	(0.02)	—	(0.02)	—	(0.67)	10.44	(5.83)	550,117	1.58	1.58	0.54	38
10/1/16 to 9/30/17	9.90	0.05	—	1.21	1.26	(0.05)	—	(0.05)	—	1.21	11.11	12.81	706,974	1.60	1.61	0.46	27
Class C
10/1/20 to 9/30/21	$10.62	(0.13)	—	0.97	0.84	—	—	—	—	0.84	$11.46	7.91%	$ 72,832	2.22%	2.22%	(1.06) %	67%
10/1/19 to 9/30/20	10.27	(0.06)	—	0.52	0.46	(0.07)	(0.04)	(0.11)	—	0.35	10.62	4.49	99,139	2.25	2.25	(0.61)	55
10/1/18 to 9/30/19	10.08	0.04	—	0.42	0.46	—	(0.27)	(0.27)	—	0.19	10.27	4.93	135,668	2.25	2.25	0.41	30
10/1/17 to 9/30/18	10.77	(0.01)	—	(0.68)	(0.69)	—	—	—	—	(0.69)	10.08	(6.41)	182,813	2.25	2.25	(0.12)	38
10/1/16 to 9/30/17	9.63	(0.03)	—	1.17	1.14	—	—	—	—	1.14	10.77	11.84	214,738	2.34	2.35	(0.30)	27
Class I
10/1/20 to 9/30/21	$11.41	— (14)	—	1.02	1.02	(0.08)	—	(0.08)	—	0.94	$12.35	8.93%	$4,124,645	1.23%	1.23%	(0.03) %	67%
10/1/19 to 9/30/20	11.03	0.04	—	0.58	0.62	(0.20)	(0.04)	(0.24)	—	0.38	11.41	5.57	5,178,655	1.26	1.26	0.38	55
10/1/18 to 9/30/19	10.82	0.17	—	0.42	0.59	(0.11)	(0.27)	(0.38)	—	0.21	11.03	5.91	6,228,010	1.25	1.25	1.56	30
10/1/17 to 9/30/18	11.49	0.11	—	(0.73)	(0.62)	(0.05)	—	(0.05)	—	(0.67)	10.82	(5.46)	6,434,732	1.23	1.23	0.91	38
10/1/16 to 9/30/17	10.24	0.07	—	1.26	1.33	(0.08)	—	(0.08)	—	1.25	11.49	13.10	7,198,678	1.33	1.34	0.72	27
Class R6
10/1/20 to 9/30/21	$11.44	0.03	—	1.03	1.06	(0.10)	—	(0.10)	—	0.96	$12.40	9.21%	$ 204,006	0.98%	1.13%	0.23%	67%
10/1/19 to 9/30/20	11.04	0.06	—	0.59	0.65	(0.21)	(0.04)	(0.25)	—	0.40	11.44	5.86	200,523	0.98	1.15	0.59	55
10/1/18 to 9/30/19	10.82	0.19	—	0.42	0.61	(0.12)	(0.27)	(0.39)	—	0.22	11.04	6.11	119,946	1.03 (7)	1.13	1.80	30
10/1/17 to 9/30/18	11.48	0.12	—	(0.73)	(0.61)	(0.05)	—	(0.05)	—	(0.66)	10.82	(5.34)	125,809	1.15	1.15	1.01	38
10/1/16 to 9/30/17	10.25	0.10	—	1.23	1.33	(0.10)	—	(0.10)	—	1.23	11.48	13.15	126,422	1.20	1.21	0.92	27

Vontobel Foreign Opportunities Fund
Class A
10/1/20 to 9/30/21	$31.75	(0.15)	—	5.63	5.48	—	(2.26)	(2.26)	—	3.22	$34.97	17.95%	$ 204,395	1.39%	1.40%	(0.43) %	81%
10/1/19 to 9/30/20	30.44	(0.10)	—	3.64	3.54	(0.09)	(2.14)	(2.23)	—	1.31	31.75	12.02	176,146	1.39	1.43	(0.35)	63
10/1/18 to 9/30/19	34.62	0.11	—	1.25	1.36	(0.15)	(5.39)	(5.54)	—	(4.18)	30.44	7.08	186,206	1.40 (7)	1.44	0.38	64
10/1/17 to 9/30/18	33.95	0.10	—	0.64	0.74	(0.07)	—	(0.07)	—	0.67	34.62	2.17	211,755	1.43	1.43	0.27	39
10/1/16 to 9/30/17	29.62	0.09	—	4.42	4.51	(0.18)	—	(0.18)	—	4.33	33.95	15.41 (6)	278,667	1.45 (6)	1.46	0.28 (6)	31
Class C
10/1/20 to 9/30/21	$30.62	(0.37)	—	5.42	5.05	—	(2.26)	(2.26)	—	2.79	$33.41	17.16%	$ 18,014	2.05%	2.12%	(1.17) %	81%
10/1/19 to 9/30/20	29.54	(0.29)	—	3.51	3.22	—	(2.14)	(2.14)	—	1.08	30.62	11.26	30,294	2.05	2.12	(1.01)	63
10/1/18 to 9/30/19	33.83	(0.10)	—	1.23	1.13	(0.03)	(5.39)	(5.42)	—	(4.29)	29.54	6.40	41,638	2.07 (7)	2.13	(0.34)	64
10/1/17 to 9/30/18	33.34	(0.14)	—	0.63	0.49	—	—	—	—	0.49	33.83	1.47	75,379	2.10	2.10	(0.41)	39
10/1/16 to 9/30/17	29.23	(0.11)	—	4.33	4.22	(0.11)	—	(0.11)	—	4.11	33.34	14.55 (6)	93,166	2.19 (6)	2.20	(0.39) (6)	31
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
99

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Vontobel Foreign Opportunities Fund (Continued)
Class I
10/1/20 to 9/30/21	$31.74	(0.04)	—	5.62	5.58	(0.06)	(2.26)	(2.32)	—	3.26	$35.00	18.32%	$ 803,474	1.07%	1.11%	(0.12) %	81%
10/1/19 to 9/30/20	30.43	— (14)	—	3.63	3.63	(0.18)	(2.14)	(2.32)	—	1.31	31.74	12.37	784,711	1.07	1.13	(0.02)	63
10/1/18 to 9/30/19	34.70	0.20	—	1.24	1.44	(0.32)	(5.39)	(5.71)	—	(4.27)	30.43	7.43	761,809	1.08 (7)	1.13	0.68	64
10/1/17 to 9/30/18	34.03	0.20	—	0.65	0.85	(0.18)	—	(0.18)	—	0.67	34.70	2.48	984,802	1.12	1.12	0.57	39
10/1/16 to 9/30/17	29.63	0.20	—	4.40	4.60	(0.20)	—	(0.20)	—	4.40	34.03	15.69 (6)	1,062,609	1.19 (6)	1.20	0.64 (6)	31
Class R6
10/1/20 to 9/30/21	$31.76	(0.01)	—	5.63	5.62	(0.09)	(2.26)	(2.35)	—	3.27	$35.03	18.44%	$ 66,705	0.95%	1.03%	(0.03) %	81%
10/1/19 to 9/30/20	30.44	0.03	—	3.64	3.67	(0.21)	(2.14)	(2.35)	—	1.32	31.76	12.49	84,764	0.95	1.04	0.11	63
10/1/18 to 9/30/19	34.72	0.29	—	1.18	1.47	(0.36)	(5.39)	(5.75)	—	(4.28)	30.44	7.57	69,198	0.96 (7)	1.04	0.97	64
10/1/17 to 9/30/18	34.06	0.23	—	0.64	0.87	(0.21)	—	(0.21)	—	0.66	34.72	2.55	33,573	1.03	1.03	0.66	39
10/1/16 to 9/30/17	29.63	0.24	—	4.39	4.63	(0.20)	—	(0.20)	—	4.43	34.06	15.82 (6)	19,370	1.08 (6)	1.09	0.75 (6)	31

Vontobel Global Opportunities Fund
Class A
10/1/20 to 9/30/21	$18.63	(0.09)	—	3.31	3.22	—	(0.42)	(0.42)	—	2.80	$21.43	17.47%	$ 130,814	1.36%	1.39%	(0.43) %	49%
10/1/19 to 9/30/20	16.37	(0.05)	—	2.65	2.60	—	(0.34)	(0.34)	—	2.26	18.63	16.03	111,264	1.36	1.41	(0.28)	48
10/1/18 to 9/30/19	17.02	0.02	—	0.97	0.99	— (14)	(1.64)	(1.64)	—	(0.65)	16.37	7.62	99,951	1.37 (7)	1.40	0.11	35
10/1/17 to 9/30/18	16.22	0.02	—	1.68	1.70	— (14)	(0.90)	(0.90)	—	0.80	17.02	10.80	104,081	1.40 (10)	1.40	0.12	38
10/1/16 to 9/30/17	13.69	0.02	—	2.64	2.66	(0.05)	(0.08)	(0.13)	—	2.53	16.22	19.54 (6)	113,151	1.45 (6)	1.46	0.05 (6)	37
Class C
10/1/20 to 9/30/21	$15.28	(0.20)	—	2.71	2.51	—	(0.42)	(0.42)	—	2.09	$17.37	16.64%	$ 19,745	2.11%	2.13%	(1.21) %	49%
10/1/19 to 9/30/20	13.58	(0.14)	—	2.18	2.04	—	(0.34)	(0.34)	—	1.70	15.28	15.19	25,626	2.11	2.13	(1.03)	48
10/1/18 to 9/30/19	14.51	(0.08)	—	0.79	0.71	—	(1.64)	(1.64)	—	(0.93)	13.58	6.89	28,147	2.12 (7)	2.16	(0.64)	35
10/1/17 to 9/30/18	14.06	(0.09)	—	1.44	1.35	—	(0.90)	(0.90)	—	0.45	14.51	9.92	32,003	2.16 (10)	2.16	(0.61)	38
10/1/16 to 9/30/17	11.93	(0.08)	—	2.29	2.21	—	(0.08)	(0.08)	—	2.13	14.06	18.61 (6)	30,065	2.21 (6)	2.22	(0.68) (6)	37
Class I
10/1/20 to 9/30/21	$18.67	(0.03)	—	3.31	3.28	—	(0.42)	(0.42)	—	2.86	$21.53	17.76%	$ 178,017	1.09%	1.13%	(0.16) %	49%
10/1/19 to 9/30/20	16.39	— (14)	—	2.66	2.66	(0.04)	(0.34)	(0.38)	—	2.28	18.67	16.41	153,902	1.09	1.17	(0.02)	48
10/1/18 to 9/30/19	17.02	0.06	—	0.99	1.05	(0.04)	(1.64)	(1.68)	—	(0.63)	16.39	7.98	124,340	1.10 (7)	1.17	0.41	35
10/1/17 to 9/30/18	16.23	0.07	—	1.67	1.74	(0.05)	(0.90)	(0.95)	—	0.79	17.02	11.07	81,090	1.16 (10)	1.16	0.43	38
10/1/16 to 9/30/17	13.69	0.06	—	2.63	2.69	(0.07)	(0.08)	(0.15)	—	2.54	16.23	19.83 (6)	76,222	1.20 (6)	1.21	0.38 (6)	37
Class R6
10/1/20 to 9/30/21	$18.72	— (14)	—	3.33	3.33	—	(0.42)	(0.42)	—	2.91	$21.63	17.98%	$ 89,295	0.90%	1.05%	0.02%	49%
10/1/19 to 9/30/20	16.42	0.03	—	2.66	2.69	(0.05)	(0.34)	(0.39)	—	2.30	18.72	16.59	89,980	0.90	1.08	0.18	48
10/1/18 to 9/30/19	17.03	0.13	—	0.94	1.07	(0.04)	(1.64)	(1.68)	—	(0.61)	16.42	8.19	65,704	0.90 (7)	1.08	0.80	35
1/30/18 (8) to 9/30/18	17.27	0.06	—	(0.30)	(0.24)	—	—	—	—	(0.24)	17.03	1.39	425	1.11 (10)	1.11	0.56	38 (9)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
100

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Vontobel Greater European Opportunities Fund
Class A
10/1/20 to 9/30/21	$11.24	(0.01)	—	2.36	2.35	—	(0.55)	(0.55)	—	1.80	$13.04	21.44%	$ 2,853	1.41% (7)	2.34%	(0.11) %	33%
10/1/19 to 9/30/20	11.55	(0.02)	—	1.09	1.07	(0.06)	(1.32)	(1.38)	—	(0.31)	11.24	9.82	1,486	1.45	3.58	(0.19)	51
10/1/18 to 9/30/19	15.62	0.07	—	(0.38)	(0.31)	(0.14)	(3.62)	(3.76)	—	(4.07)	11.55	2.14	1,378	1.45	2.99	0.62	16
10/1/17 to 9/30/18	17.62	0.13	—	(0.16)	(0.03)	(0.24)	(1.73)	(1.97)	—	(2.00)	15.62	(0.49)	3,283	1.45	2.20	0.77	22
10/1/16 to 9/30/17	15.86	0.04	—	1.96	2.00	(0.24)	—	(0.24)	—	1.76	17.62	12.89	4,224	1.44	1.90	0.26	42
Class C
10/1/20 to 9/30/21	$10.85	(0.11)	—	2.28	2.17	—	(0.55)	(0.55)	—	1.62	$12.47	20.52%	$ 386	2.16% (7)	3.06%	(0.95) %	33%
10/1/19 to 9/30/20	11.21	(0.09)	—	1.05	0.96	—	(1.32)	(1.32)	—	(0.36)	10.85	9.01	430	2.20	4.31	(0.91)	51
10/1/18 to 9/30/19	15.22	(0.04)	—	(0.35)	(0.39)	—	(3.62)	(3.62)	—	(4.01)	11.21	1.34	579	2.20	3.73	(0.32)	16
10/1/17 to 9/30/18	17.22	0.01	—	(0.15)	(0.14)	(0.13)	(1.73)	(1.86)	—	(2.00)	15.22	(1.17)	1,827	2.20	2.92	0.07	22
10/1/16 to 9/30/17	15.58	(0.02)	—	1.86	1.84	(0.20)	—	(0.20)	—	1.64	17.22	12.06	2,208	2.19	2.66	(0.10)	42
Class I
10/1/20 to 9/30/21	$11.23	0.01	—	2.37	2.38	—	(0.55)	(0.55)	—	1.83	$13.06	21.74%	$ 6,561	1.16% (7)	2.05%	0.12%	33%
10/1/19 to 9/30/20	11.55	0.01	—	1.09	1.10	(0.10)	(1.32)	(1.42)	—	(0.32)	11.23	10.06	2,562	1.20	3.31	0.12	51
10/1/18 to 9/30/19	15.65	0.12	—	(0.41)	(0.29)	(0.19)	(3.62)	(3.81)	—	(4.10)	11.55	2.36	2,280	1.20	2.72	1.00	16
10/1/17 to 9/30/18	17.65	0.12	—	(0.10)	0.02	(0.29)	(1.73)	(2.02)	—	(2.00)	15.65	(0.19)	2,626	1.20	1.89	0.75	22
10/1/16 to 9/30/17	15.91	0.17	—	1.87	2.04	(0.30)	—	(0.30)	—	1.74	17.65	13.21	9,822	1.19	1.67	1.02	42

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
Duff & Phelps Global Infrastructure Fund No Impact (Class A), No Impact (Class C), No Impact (Class I)
Duff & Phelps Real Estate Securities Fund Less than 1% (Class A, Class C, Class I, Class R6)
Vontobel Foreign Opportunities Fund Less than 1% (Class A, Class C, Class I, Class R6)
Vontobel Global Opportunities Fund 0.06% (Class A), 0.05% (Class C), 0.05% (Class I)

Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
Duff & Phelps Global Infrastructure Fund No Impact (Class A), No Impact (Class C), No Impact (Class I)
Duff & Phelps Real Estate Securities Fund Less than 1% (Class A, Class C, Class I, Class R6)
Vontobel Foreign Opportunities Fund Less than 1% (Class A, Class C, Class I, Class R6)
Vontobel Global Opportunities Fund 0.06% (Class A), 0.05% (Class C), 0.05% (Class I)
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	Inception date.
See Notes to Financial Statements
101

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(9)	Portfolio turnover is representative of the Fund for the entire period.
(10)	The share class is currently under its expense limitation.
(11)	See 4D in the Notes to Financial statements for information on recapture of expenses previously reimbursed and/or waived.
(12)	Net expense ratio includes extraordinary proxy expenses.
(13)	Consolidated Financial Highlights.
(14)	Amount is less than $0.005 per share.
(15)	Payment from affiliates had no impact on total return.
See Notes to Financial Statements
102

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS September 30, 2021
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 21 funds of the Trust are offered for sale, of which 14 (each a “Fund” or collectively, the “Funds”) are reported in this annual report. Each Fund’s investment objective is outlined in its respective Fund Summary page. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, and Class I shares. The Duff & Phelps Global Infrastructure Fund, Duff & Phelps Global Real Estate Securities Fund, Duff & Phelps Real Estate Securities Fund, FORT Trend Fund, KAR Developing Markets Fund, KAR Emerging Markets Small-Cap Fund, KAR International Small-Mid Cap Fund, KAR International Small-Mid Cap Fund II, Vontobel Emerging Markets Opportunities Fund, Vontobel Foreign Opportunities Fund and Vontobel Global Opportunities Fund also offer Class R6 shares.
Effective February 1, 2021, Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Prior to February 1, 2021, Class A shares were sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
103

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
A.	Basis of Consolidation
The accompanying consolidated financial statements of FORT Trend Fund include the account of VATS Offshore Fund, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of FORT Trend Fund and is organized as a company under the laws of the Cayman Islands and primarily invests in commodity-related instruments. The Subsidiary is not registered under the 1940 Act. The Subsidiary enables FORT Trend Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. FORT Trend Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at September 30, 2021 were $24,862 and 16% of FORT Trend Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to FORT Trend Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.
B.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
104

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
D.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made. The Subsidiary is classified as a controlled foreign corporation under Subchapter M of the Internal Revenue Code. Therefore, the FORT Trend Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the FORT Trend Fund in the current period nor carried forward to offset taxable income in future periods.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
E.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
F.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
G.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.	Securities Lending
Effective October 1, 2020, the Funds may resume loaning securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At September 30, 2021, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Vontobel Emerging Markets Opportunities Fund	$ 2,667	$ 2,667	$ —
105

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2021 for the Funds:
Fund	Securities Lending Transactions	Overnight and continuous
Vontobel Emerging Markets Opportunities Fund	Money Market Mutual Fund	$2,840
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the fiscal period, FORT Trend Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end are listed after the Fund’s Consolidated Schedule of Investments.
The effect of derivatives on the Statements of Assets and Liabilities at September 30, 2021:

Primary Risk		FORT Trend Fund
Asset Derivatives
Commodity contracts	Futures (1)	$ 911
Equity contracts	Futures (1)	10
Foreign currency exchange contracts	Futures (1)	216
Interest rate contracts	Futures (1)	4
Total		$ 1,141
Liability Derivatives
Commodity contracts	Futures (1)	$ (22)
Equity contracts	Futures (1)	(2,126)
Foreign currency exchange contracts	Futures (1)	(15)
Interest rate contracts	Futures (1)	(1,393)
Total		$(3,556)

(1)	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
106

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
The Effect of Derivative Financial Instruments in the Statements of Operations for the Period Ended September 30, 2021:
Primary Risk		FORT Trend Fund
Net Realized Gain (Loss) From
Commodity contracts	Futures (1)	$ 28
Equity contracts	Futures (1)	13,633
Foreign currency contracts	Futures (1)	(117)
Interest rate contracts	Futures (1)	(9,124)
Total		$ 4,420
Net Change in Unrealized Appreciation/Depreciation on
Commodity contracts	Futures (2)	$ 1,091
Equity contracts	Futures (2)	(2,237)
Foreign currency contracts	Futures (2)	240
Interest rate contracts	Futures (2)	(1,186)
Total		$ (2,092)
(1)Included in net realized gain (loss) from futures within the Consolidated Statement of Operations.
(2)Included in net change in unrealized appreciation (depreciation) from futures within the Consolidated Statement of Operations.
The quarterly average values (unless otherwise specified) of the derivatives held by the Funds in the tables shown below indicate the volume of derivative activity for each applicable Fund for the period ended September 30, 2021.
FORT Trend Fund
Futures Contracts - Long Positions(1)	$(327)
Futures Contracts - Short Positions(1)	185
(1) Average unrealized for the period.
B.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange traded futures, generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
C.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
107

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
The following tables present the FORT Trend Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of September 30, 2021:

At September 30, 2021, the Fund’s derivative assets and liabilities (by type) are as follows:
FORT Trend Fund
	Assets	Liabilities
Futures contracts	$—	$ 473
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$ 473
Derivatives not subject to a MNA or similar agreement	—	(473)
Total assets and liabilities subject to a MNA	$—	$ —
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. is the investment adviser to the Funds, with the exception of the FORT Trend Fund, which is advised by Virtus Alternative Investment Advisers, Inc. (each an “Adviser” and collectively, the “Advisers”). Each Adviser is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”). Each Adviser manages the applicable Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the applicable Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets (except as otherwise noted) of each Fund:

	First $1 Billion	$1+ Billion
FORT Trend Fund	1.00%	0.95%
KAR Developing Markets Fund	1.00	0.95
KAR Emerging Markets Small-Cap Fund	1.20	1.15
KAR International Small-Mid Cap Fund II	0.90	0.85
Vontobel Emerging Markets Opportunities Fund	1.00	0.95
Vontobel Greater European Opportunities Fund	0.85	0.80

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Duff & Phelps Global Infrastructure Fund	0.65%	0.60%	0.55%
Duff & Phelps Global Real Estate Securities Fund	0.85	0.80	0.75
Duff & Phelps International Real Estate Securities Fund	1.00	0.95	0.90
Duff & Phelps Real Estate Securities Fund	0.75	0.70	0.65
Vontobel Global Opportunities Fund	0.85	0.80	0.75

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Vontobel Foreign Opportunities Fund	0.85%	0.80%	0.75%

108

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	First $3 billion	$3+ Billion
KAR International Small-Mid Cap Fund(1)	0.90%	0.85%

(1)	Effective September 24, 2021. Prior to September 24, 2021, the Adviser’s fee on average daily net assets was as follows: 1.00% on the first $1 billion, 0.95% in excess of $1 billion.
Duff & Phelps Real Asset Fund – the Adviser does not charge an advisory fee.
For FORT Trend Fund, the assets of the Subsidiary are excluded from the assets on which the above-described management fee is calculated. However, under the terms of a separate investment advisory agreement, the Subsidiary pays the applicable Adviser an investment management fee calculated on the value of the Subsidiary’s average daily managed assets at the same annual rates.
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the applicable Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser
Duff & Phelps Global Infrastructure Fund	DPIM(1)
Duff & Phelps Global Real Estate Securities Fund	DPIM(1)
Duff & Phelps International Real Estate Securities Fund	DPIM(1)
Duff & Phelps Real Asset Fund	DPIM(1)
Duff & Phelps Real Estate Securities Fund	DPIM(1)
FORT Trend Fund	FORT(2)
KAR Developing Markets Fund	KAR(3)
KAR Emerging Markets Small-Cap Fund	KAR(3)
KAR International Small-Mid Cap Fund	KAR(3)
KAR International Small-Mid Cap Fund II	KAR(3)
Vontobel Emerging Markets Opportunities Fund	Vontobel(4)
Vontobel Foreign Opportunities Fund	Vontobel(4)
Vontobel Global Opportunities Fund	Vontobel(4)
Vontobel Greater European Opportunities Fund	Vontobel(4)
(1)	Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2)	FORT, LP (“FORT”).
(3)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(4)	Vontobel Asset Management, Inc. (“Vontobel”).
C.	Expense Limitations
Each Adviser has contractually agreed to limit certain Funds’ annual total operating expenses subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2022. (except as noted). Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Duff & Phelps Global Infrastructure Fund	N/A %	N/A %	N/A %	0.85%
Duff & Phelps Global Real Estate Securities Fund	1.40	2.15	1.15 (1)	0.89
Duff & Phelps International Real Estate Securities Fund	1.50	2.25	1.25	N/A
Duff & Phelps Real Asset Fund	N/A	N/A	N/A	N/A
Duff & Phelps Real Estate Securities Fund	N/A	N/A	N/A	0.79
FORT Trend Fund	1.60	2.35	1.35	1.26
KAR Developing Markets Fund(2)	1.55	2.30	1.30	1.22
KAR Emerging Markets Small-Cap Fund	1.85 (1)	2.60 (1)	1.60 (1)	1.50 (1)
KAR International Small-Mid Cap Fund(3)	1.45 (1)	2.20	1.20 (1)	1.10 (1)
KAR International Small-Mid Cap Fund II	1.45	2.20	1.20	1.10
Vontobel Emerging Markets Opportunities Fund	N/A	N/A	N/A	0.98
Vontobel Foreign Opportunities Fund	1.39	2.05	1.07	0.95
Vontobel Global Opportunities Fund	1.36	2.11	1.09	0.90
Vontobel Greater European Opportunities Fund(4)	1.40	2.15	1.15	N/A
(1)	The share class is currently below its expense cap.
(2)	Effective June 22, 2021 through January 31, 2023.
109

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
(3)	Effective September 24, 2021 through January 31, 2023. For the period October 1, 2020 through September 23, 2021, the expense caps were as follows for Class A shares, Class C shares, Class I shares, and Class R6 shares, respectively: 1.60%, 2.35%, 1.35%, and 1.24%.
(4)	Effective December 1, 2020. For the period October 1, 2020 through November 30, 2020, the expense caps were as follows for Class A shares, Class C shares, and Class I shares, respectively: 1.45%, 2.20%, and 1.20%.

The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, each Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending September 30:

	Expiration
Fund	2022	2023	2024	Total
Duff & Phelps Global Infrastructure Fund
Class R6	$ 2	$ 9	$ 6	$ 17
Duff & Phelps Global Real Estate Securities Fund
Class A	226	251	296	773
Class C	4	3	2	9
Class I	12	86	34	132
Class R6	4	46	100	150
Duff & Phelps International Real Estate Securities Fund
Class A	4	5	7	16
Class C	2	2	1	5
Class I	81	101	72	254
Duff & Phelps Real Estate Securities Fund
Class R6	27	64	193	284
FORT Trend Fund
Class A	—	—	30	30
Class C	—	—	18	18
Class I	—	—	11	11
Class R6	—	—	— (1)	— (1)
KAR Developing Markets Fund
Class A	—	—	3	3
Class C	—	—	3	3
Class I	—	—	3	3
Class R6	—	—	80	80
KAR Emerging Markets Small-Cap Fund
Class A	—	4	3	7
Class C	—	—	— (1)	— (1)
KAR International Small-Mid Cap Fund
Class C	—	—	— (1)	— (1)
KAR International Small-Mid Cap Fund II
Class A	—	1	1	2
Class C	—	1	1	2
Class I	—	76	107	183
Class R6	—	30	13	43
Vontobel Emerging Markets Opportunities Fund
Class R6	118	241	343	702
Vontobel Foreign Opportunities Fund
Class A	44	77	25	146
Class C	32	25	18	75
Class I	383	415	343	1,141
Class R6	34	68	62	164
110

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	Expiration
Fund	2022	2023	2024	Total
Vontobel Global Opportunities Fund
Class A	$ 28	$ 52	$ 38	$ 118
Class C	11	4	6	21
Class I	66	109	78	253
Class R6	55	134	136	325
Vontobel Greater European Opportunities Fund
Class A	34	29	20	83
Class C	14	10	5	29
Class I	35	47	50	132
(1)	Amount is less than $500.
During the period ended September 30, 2021, each Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
Duff & Phelps Global Real Estate Securities Fund	$ —	$ 1	$ 59	$—	$ 60
FORT Trend Fund	— (1)	1	— (1)	— (1)	1
KAR Emerging Markets Small-Cap Fund	27	1	119	— (1)	147
KAR International Small-Mid Cap Fund	1	—	—	—	1
Vontobel Foreign Opportunities Fund	14	— (1)	—	—	14
Vontobel Global Opportunities Fund	6	2	—	—	8
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the fiscal year (the “period”) ended September 30, 2021, it retained net commissions of $67 for Class A shares and CDSC of $7 and $16 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1)	Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
(2)	The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended September 30, 2021, the Funds incurred administration fees totaling $11,108 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended September 30, 2021, the Funds incurred transfer agent fees totaling $4,961 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
111

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
G.	Payment by Affiliate
The KAR International Small-Mid Cap Fund was reimbursed $81 by KAR for costs incurred due to a trade error related to forward contract instructions during the period ended September 30, 2021.
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2021, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
A summary of the Duff & Phelps Real Asset Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(1) during the period ended September 30, 2021, is as follows:

	Value, beginning of period	Purchases (2)	Sales proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend income	Distributions of realized gains
Duff & Phelps Real Asset Fund
Affiliated Mutual Funds—65.0%
Equity Funds—58.9%
Virtus Duff & Phelps Global Infrastructure Fund Class R6	$ 5,484	$136	$1,060	$343	$ 238	$ 5,141	317,340	$ 74	$62
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6	5,464	37	1,925	425	1,107	5,108	133,505	36	—
Virtus Duff & Phelps Select MLP and Energy Fund Class I	1,673	47	—	2	1,412	3,134	355,792	(41) (3)	—
Fixed Income Fund—6.1%
Virtus Newfleet Senior Floating Rate Fund Class R6	2,392	67	1,176	77	28	1,388	154,229	67	—
Total	$15,013	$287	$4,161	$847	$2,785	$14,771		$136	$62
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this footnote. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the Funds’ total long-term and short-term purchases and sales of the securities of affiliated issuers during the period ended September 30, 2021, is as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Emerging Markets Small-Cap Fund
Common Stocks—8.1%
Tegma Gestao Logistica S.A.	$ 4,953	$14,910	$—	$—	$ (5,226)	$14,637	4,839,708	$463	$—
Union Auction PCL	10,763	4,538	—	—	(4,908)	10,393	38,012,000	417	—
Vasta Platform Ltd.(4)	4,441	11,495	—	—	(10,181)	5,755	1,262,176	—	—
112

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Emerging Markets Small-Cap Fund
Younglimwon Soft Lab Co., Ltd.	$ 3,392	$ 1,725	$—	$—	$ (1,634)	$ 3,483	407,309	$ 22	$—
Total	$23,549	$32,668	$—	$—	$ (21,949)	$34,268		$902	$—

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR International Small-Mid Cap Fund
Common Stocks—24.0%
Baltic Classifieds Group plc(4)	$ —	$ 77,863	$ —	$ —	$ 9,961	$ 87,824	33,809,131	$ —	$—
Bouvet ASA	48,449	6,385	—	—	1,739	56,573	8,376,981	2,675	—
Brockhaus Capital Management AG(4)	26,802	—	—	—	(7,298)	19,504	761,996	—	—
Computer Modelling Group Ltd.	21,776	—	—	—	(746)	21,030	5,619,390	896	—
Fineos Corp., Ltd.(4)	—	46,636	—	—	4,215	50,851	16,352,455	—	—
HeadHunter Group plc	114,050	—	44,620	19,381	69,848	158,659	3,251,204	1,788	—
Lumax International Corp., Ltd.	17,126	—	—	—	2,205	19,331	7,818,259	945	—
MarkLines Co., Ltd.	24,763	—	—	—	5,635	30,398	1,094,400	221	—
Max Stock Ltd.	25,543	4,913	—	—	438	30,894	8,660,458	1,203	—
Mortgage Advice Bureau Holdings Ltd.	60,141	—	16,871	5,966	31,074	80,310	5,218,095	2,857	—
Pason Systems, Inc.	31,391	8,354	—	—	21,325	61,070	8,973,518	1,320	—
Redbubble Ltd.(4)	—	86,742	—	—	(14,723)	72,019	23,077,365	—	—
Sabre Insurance Group plc	36,542	31,067	3,002	(160)	(7,259)	57,188	19,452,454	3,952	—
Total	$406,583	$261,960	$64,493	$25,187	$ 116,414	$745,651		$15,857	$—
(1)	The Duff & Phelps Real Asset Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At September 30, 2021, the Fund was the owner of record of 13% of the Virtus Duff & Phelps Select MLP and Energy Fund Class I and the owner of record of less than 10% of all other affiliated underlying funds.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Includes return of capital dividend reclassification in the amount of $(112), relating to a prior year dividend which exceeded the aggregate of dividend income earned during the current year.
(4)	Non-income producing.
I.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2021.
113

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended September 30, 2021, were as follows:
	Purchases	Sales
Duff & Phelps Global Infrastructure Fund	$ 23,784	$ 28,983
Duff & Phelps Global Real Estate Securities Fund	198,175	57,650
Duff & Phelps International Real Estate Securities Fund	22,809	21,243
Duff & Phelps Real Asset Fund	3,187	6,159
Duff & Phelps Real Estate Securities Fund	70,240	212,918
KAR Developing Markets Fund	2,820	111
KAR Emerging Markets Small-Cap Fund	198,619	62,349
KAR International Small-Mid Cap Fund	1,268,746	558,318
KAR International Small-Mid Cap Fund II	24,143	15,035
Vontobel Emerging Markets Opportunities Fund	3,975,196	5,639,674
Vontobel Foreign Opportunities Fund	870,984	1,051,487
Vontobel Global Opportunities Fund	200,426	233,339
Vontobel Greater European Opportunities Fund	6,321	2,532
There were no purchases or sales of long-term securities for FORT Trend Fund during the period ended September 30, 2021.
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2021.
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	418	$ 6,664	230	$ 3,466	225	$ 8,105	390	$ 11,764
Reinvestment of distributions	43	672	107	1,629	—	—	30	999
Shares repurchased and cross class conversions	(566)	(9,251)	(570)	(8,130)	(168)	(5,987)	(405)	(11,888)
Net Increase / (Decrease)	(105)	$ (1,915)	(233)	$ (3,035)	57	$ 2,118	15	$ 875
Class C
Shares sold and cross class conversions	45	$ 717	44	$ 682	18	$ 631	25	$ 769
Reinvestment of distributions	9	132	33	513	—	—	19	591
Shares repurchased and cross class conversions	(389)	(6,136)	(328)	(4,855)	(93)	(3,061)	(100)	(2,850)
Net Increase / (Decrease)	(335)	$ (5,287)	(251)	$ (3,660)	(75)	$ (2,430)	(56)	$ (1,490)
Class I
Shares sold and cross class conversions	588	$ 9,594	1,210	$ 18,995	4,949	$ 176,493	2,891	$ 88,567
Reinvestment of distributions	57	898	134	2,031	30	952	477	15,409
Shares repurchased and cross class conversions	(466)	(7,435)	(2,132)	(29,130)	(1,797)	(59,799)	(3,528)	(100,390)
Net Increase / (Decrease)	179	$ 3,057	(788)	$ (8,104)	3,182	$ 117,646	(160)	$ 3,586
114

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	103	$ 1,639	213	$ 3,301	554	$ 21,628	1,926	$ 57,252
Reinvestment of distributions	16	252	33	492	13	402	5	161
Shares repurchased and cross class conversions	(87)	(1,348)	(234)	(3,359)	(100)	(3,404)	(109)	(3,145)
Net Increase / (Decrease)	32	$ 543	12	$ 434	467	$ 18,626	1,822	$ 54,268

	Duff & Phelps International Real Estate Securities Fund				Duff & Phelps Real Asset Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	257	$ 2,153	169	$ 1,235	42	$ 494	155	$ 1,633
Reinvestment of distributions	—	—	24	185	7	75	38	438
Shares repurchased and cross class conversions	(83)	(664)	(213)	(1,349)	(224)	(2,587)	(405)	(4,194)
Net Increase / (Decrease)	174	$ 1,489	(20)	$ 71	(175)	$ (2,018)	(212)	$ (2,123)
Class C
Shares sold and cross class conversions	—	$ 2	8	$ 63	8	$ 96	1	$ 18
Reinvestment of distributions	—	—	7	56	—	—	1	14
Shares repurchased and cross class conversions	(44)	(343)	(30)	(193)	(33)	(382)	(131)	(1,377)
Net Increase / (Decrease)	(44)	$ (341)	(15)	$ (74)	(25)	$ (286)	(129)	$ (1,345)
Class I
Shares sold and cross class conversions	2,641	$ 22,626	2,146	$ 15,190	90	$ 1,068	614	$ 6,818
Reinvestment of distributions	—	1	529	4,066	7	79	54	621
Shares repurchased and cross class conversions	(2,635)	(22,170)	(5,343)	(35,003)	(199)	(2,262)	(1,650)	(16,588)
Net Increase / (Decrease)	6	$ 457	(2,668)	$ (15,747)	(102)	$ (1,115)	(982)	$ (9,149)

	Duff & Phelps Real Estate Securities Fund				FORT Trend Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	922	$ 20,837	5,966	$ 114,435	2,365	$ 34,548	1,963	$ 26,957
Reinvestment of distributions	363	7,462	1,331	28,097	—	—	—	—
Shares repurchased and cross class conversions	(6,641)	(136,442)	(2,822)	(58,871)	(2,013)	(29,460)	(2,006)	(28,494)
Net Increase / (Decrease)	(5,356)	$ (108,143)	4,475	$ 83,661	352	$ 5,088	(43)	$ (1,537)
115

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	Duff & Phelps Real Estate Securities Fund				FORT Trend Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	44	$ 1,016	49	$ 1,039	13	$ 183	63	$ 868
Reinvestment of distributions	17	350	87	1,842	—	—	—	—
Shares repurchased and cross class conversions	(198)	(4,310)	(218)	(4,382)	(3,249)	(44,616)	(4,460)	(59,168)
Net Increase / (Decrease)	(137)	$ (2,944)	(82)	$ (1,501)	(3,236)	$ (44,433)	(4,397)	$ (58,300)
Class I
Shares sold and cross class conversions	2,089	$ 47,868	3,463	$ 69,626	213	$ 3,186	299	$ 4,390
Reinvestment of distributions	614	12,625	3,010	63,323	—	—	—	—
Shares repurchased and cross class conversions	(7,797)	(159,936)	(6,185)	(128,253)	(907)	(13,488)	(2,380)	(33,818)
Net Increase / (Decrease)	(5,094)	$ (99,443)	288	$ 4,696	(694)	$ (10,302)	(2,081)	$ (29,428)
Class R6
Shares sold and cross class conversions	4,715	$ 93,514	1,121	$ 22,360	1	$ 18	9	$ 148
Reinvestment of distributions	372	7,726	338	7,090	—	—	—	—
Shares repurchased and cross class conversions	(1,332)	(30,040)	(615)	(12,604)	(4)	(58)	—	—
Net Increase / (Decrease)	3,755	$ 71,200	844	$ 16,846	(3)	$ (40)	9	$ 148

	KAR Developing Markets Fund		KAR Emerging Markets Small-Cap Fund
	From Inception June 22, 2021 to September 30, 2021		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	10	$ 100	1,477	$ 24,995	1,549	$ 20,012
Reinvestment of distributions	—	—	30	503	40	495
Shares repurchased and cross class conversions	(—) (1)	(—) (2)	(914)	(15,781)	(1,194)	(14,031)
Net Increase / (Decrease)	10	$ 100	593	$ 9,717	395	$ 6,476
Class C
Shares sold and cross class conversions	10	$ 100	85	$ 1,459	36	$ 470
Reinvestment of distributions	—	—	1	10	1	12
Shares repurchased and cross class conversions	(—) (1)	(—) (2)	(22)	(380)	(16)	(195)
Net Increase / (Decrease)	10	$ 100	64	$ 1,089	21	$ 287
Class I
Shares sold and cross class conversions	10	$ 100	12,097	$ 210,349	10,200	$ 127,501
Reinvestment of distributions	—	—	161	2,693	159	1,996
Shares repurchased and cross class conversions	(—) (1)	(—) (2)	(3,950)	(68,374)	(5,358)	(65,431)
Net Increase / (Decrease)	10	$ 100	8,308	$ 144,668	5,001	$ 64,066
116

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	KAR Developing Markets Fund		KAR Emerging Markets Small-Cap Fund
	From Inception June 22, 2021 to September 30, 2021		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	270	$ 2,700	61	$ 1,061	— (1)	$ 3
Reinvestment of distributions	—	—	— (1)	— (2)	— (1)	— (2)
Shares repurchased and cross class conversions	(—) (1)	(—) (2)	(—) (1)	(4)	(—) (1)	(—) (2)
Net Increase / (Decrease)	270	$ 2,700	61	$ 1,057	—	$ 3

	KAR International Small-Mid Cap Fund				KAR International Small-Mid Cap Fund II
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		From Inception date October 1, 2019 to September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,193	$ 27,780	3,517	$ 57,391	26	$ 409	14	$ 153
Reinvestment of distributions	37	830	76	1,419	— (1)	1	—	—
Shares repurchased and cross class conversions	(1,249)	(29,032)	(3,699)	(62,833)	(1)	(18)	(2)	(17)
Net Increase / (Decrease)	(19)	$ (422)	(106)	$ (4,023)	25	$ 392	12	$ 136
Class C
Shares sold and cross class conversions	250	$ 5,697	295	$ 5,310	9	$ 130	13	$ 135
Reinvestment of distributions	6	122	23	428	— (1)	2	—	—
Shares repurchased and cross class conversions	(290)	(6,624)	(770)	(12,967)	(—)	(3)	—	—
Net Increase / (Decrease)	(34)	$ (805)	(452)	$ (7,229)	9	$ 129	13	$ 135
Class I
Shares sold and cross class conversions	36,403	$ 861,402	50,348	$ 882,925	931	$ 14,047	1,691	$ 17,417
Reinvestment of distributions	1,018	23,007	1,672	31,331	57	837	—	—
Shares repurchased and cross class conversions	(17,969)	(423,584)	(44,001)	(719,369)	(164)	(2,622)	(171)	(1,885)
Net Increase / (Decrease)	19,452	$ 460,825	8,019	$ 194,887	824	$ 12,262	1,520	$ 15,532
Class R6
Shares sold and cross class conversions	8,311	$ 187,350	3,624	$ 58,808	22	$ 334	271	$ 2,706
Reinvestment of distributions	88	1,989	50	943	— (1)	— (2)	—	—
Shares repurchased and cross class conversions	(1,155)	(28,168)	(2,175)	(37,671)	—	—	—	—
Net Increase / (Decrease)	7,244	$ 161,171	1,499	$ 22,080	22	$ 334	271	$ 2,706

117

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	Vontobel Emerging Markets Opportunities Fund				Vontobel Foreign Opportunities Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	8,916	$ 115,145	9,057	$ 93,018	945	$ 31,405	956	$ 28,119
Reinvestment of distributions	96	1,203	623	6,968	349	11,130	402	12,115
Shares repurchased and cross class conversions	(12,105)	(153,034)	(21,189)	(211,952)	(996)	(33,278)	(1,927)	(54,470)
Net Increase / (Decrease)	(3,093)	$ (36,686)	(11,509)	$ (111,966)	298	$ 9,257	(569)	$ (14,236)
Class C
Shares sold and cross class conversions	661	$ 8,474	420	$ 4,358	33	$ 1,060	63	$ 1,814
Reinvestment of distributions	—	—	123	1,335	67	2,045	89	2,601
Shares repurchased and cross class conversions	(3,639)	(45,664)	(4,422)	(43,221)	(550)	(17,446)	(572)	(15,942)
Net Increase / (Decrease)	(2,978)	$ (37,190)	(3,879)	$ (37,528)	(450)	$ (14,341)	(420)	$ (11,527)
Class I
Shares sold and cross class conversions	63,024	$ 846,730	100,907	$ 1,037,831	3,691	$ 124,022	7,330	$ 204,841
Reinvestment of distributions	2,445	31,633	9,993	115,621	1,683	53,587	1,843	55,430
Shares repurchased and cross class conversions	(185,409)	(2,426,192)	(221,600)	(2,260,192)	(7,139)	(240,109)	(9,486)	(266,050)
Net Increase / (Decrease)	(119,940)	$ (1,547,829)	(110,700)	$ (1,106,740)	(1,765)	$ (62,500)	(313)	$ (5,779)
Class R6
Shares sold and cross class conversions	4,736	$ 63,725	10,515	$ 114,095	612	$ 20,010	551	$ 15,995
Reinvestment of distributions	98	1,270	191	2,205	171	5,460	159	4,770
Shares repurchased and cross class conversions	(5,912)	(77,966)	(4,043)	(43,156)	(1,548)	(51,100)	(315)	(9,125)
Net Increase / (Decrease)	(1,078)	$ (12,971)	6,663	$ 73,144	(765)	$ (25,630)	395	$ 11,640

	Vontobel Global Opportunities Fund				Vontobel Greater European Opportunities Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	746	$ 15,288	778	$ 12,863	118	$ 1,451	97	$ 1,056
Reinvestment of distributions	112	2,200	108	1,870	6	66	16	168
Shares repurchased and cross class conversions	(726)	(15,131)	(1,021)	(16,661)	(37)	(457)	(100)	(1,026)
Net Increase / (Decrease)	132	$ 2,357	(135)	$ (1,928)	87	$ 1,060	13	$ 198
Class C
Shares sold and cross class conversions	143	$ 2,378	313	$ 4,232	13	$ 148	5	$ 48
Reinvestment of distributions	41	658	44	629	2	25	7	68
Shares repurchased and cross class conversions	(724)	(12,097)	(753)	(10,308)	(24)	(282)	(24)	(242)
Net Increase / (Decrease)	(540)	$ (9,061)	(396)	$ (5,447)	(9)	$ (109)	(12)	$ (126)
118

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	Vontobel Global Opportunities Fund				Vontobel Greater European Opportunities Fund
	Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2021		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	1,947	$ 40,142	4,582	$ 74,517	295	$ 3,463	81	$ 863
Reinvestment of distributions	172	3,388	168	2,900	19	220	25	268
Shares repurchased and cross class conversions	(2,096)	(44,248)	(4,091)	(63,762)	(40)	(483)	(75)	(764)
Net Increase / (Decrease)	23	$ (718)	659	$ 13,655	274	$ 3,200	31	$ 367
Class R6
Shares sold and cross class conversions	621	$ 12,866	1,453	$ 23,913	—	$ —	—	$ —
Reinvestment of distributions	86	1,700	89	1,540	—	—	—	—
Shares repurchased and cross class conversions	(1,386)	(28,851)	(737)	(12,598)	—	—	—	—
Net Increase / (Decrease)	(679)	$ (14,285)	805	$ 12,855	—	$ —	—	$ —
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
Note 7. 10% Shareholders
As of September 30, 2021, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Duff & Phelps Global Infrastructure Fund	21%	2
Duff & Phelps Global Real Estate Securities Fund	48	2
Duff & Phelps International Real Estate Securities Fund	68	2
Duff & Phelps Real Asset Fund	15	1
Duff & Phelps Real Estate Securities Fund	26	2
FORT Trend Fund	25	2
KAR Developing Markets Fund	90	1 *
KAR Emerging Markets Small-Cap Fund	57	3
KAR International Small-Mid Cap Fund	53	4
KAR International Small-Mid Cap Fund II	89	2 *
Vontobel Emerging Markets Opportunities Fund	34	1
Vontobel Foreign Opportunities Fund	30	1
Vontobel Global Opportunities Fund	12	1
Vontobel Greater European Opportunities Fund	50	2
*	Includes affiliated shareholder account(s).
Note 8. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At September 30, 2021, the following Funds held securities issued by various companies in specific sectors as detailed below:
119

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
Fund	Sector	Percentage of Total Investments
Duff & Phelps Global Infrastructure Fund	Utilities	43%
Duff & Phelps Global Infrastructure Fund	Industrials	28
Duff & Phelps Real Estate Securities Fund	Residential	25
KAR Developing Markets Fund	Industrials	25
KAR Emerging Markets Small-Cap Fund	Industrials	33
KAR International Small-Mid Cap Fund	Industrials	29
KAR International Small-Mid Cap Fund II	Industrials	26
Vontobel Emerging Markets Opportunities Fund	Information Technology	27
Vontobel Foreign Opportunities Fund	Industrials	25
Vontobel Global Opportunities Fund	Information Technology	29
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At September 30, 2021, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 10, 2022. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended September 30, 2021, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Duff & Phelps International Real Estate Securities Fund	$1	$ 9,650	1.35%	2
Vontobel Emerging Markets Opportunities Fund	1	11,550	1.30	2
Note 12. Federal Income Tax Information
($ reported in thousands)
At September 30, 2021, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Global Infrastructure Fund	$ 73,967	$ 15,354	$ (2,039)	$ 13,315
Duff & Phelps Global Real Estate Securities Fund	395,779	87,949	(15,179)	72,770
Duff & Phelps International Real Estate Securities Fund	30,960	7,848	(4,488)	3,360
120

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Real Asset Fund	$ 25,848	$ 6,524	$ (9,564)	$ (3,040)
Duff & Phelps Real Estate Securities Fund	306,289	234,646	(5,782)	228,864
FORT Trend Fund	159,259	3	(3,386)	(3,383)
KAR Developing Markets Fund	2,976	152	(261)	(109)
KAR Emerging Markets Small-Cap Fund	361,852	100,982	(39,199)	61,783
KAR International Small-Mid Cap Fund	2,521,567	783,042	(181,453)	601,589
KAR International Small-Mid Cap Fund II	35,758	9,516	(2,067)	7,449
Vontobel Emerging Markets Opportunities Fund	4,265,887	835,512	(278,662)	556,850
Vontobel Foreign Opportunities Fund	779,911	344,651	(29,212)	315,439
Vontobel Global Opportunities Fund	273,570	152,309	(5,916)	146,393
Vontobel Greater European Opportunities Fund	7,226	2,813	(189)	2,624
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended September 30, 2021, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Duff & Phelps International Real Estate Securities Fund	$ 1,527	$ 1,306
Duff & Phelps Real Asset Fund	13,078	3,169
FORT Trend Fund	406,182	262
Vontobel Emerging Markets Opportunities Fund	70,059	70,342
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses Deferred	Capital Loss Deferred
Duff & Phelps Global Infrastructure Fund	$ 470	$ 3,313	$ 7	$ —
Duff & Phelps Global Real Estate Securities Fund	6,856	7,561	—	—
Duff & Phelps International Real Estate Securities Fund	525	—	—	2,833
Duff & Phelps Real Asset Fund	—	—	—	16,247
Duff & Phelps Real Estate Securities Fund	5,776	10,751	—	—
FORT Trend Fund	—	—	—	406,444
KAR Developing Markets Fund	1	—	—	—
KAR Emerging Markets Small-Cap Fund	17,733	9,705	—	—
KAR International Small-Mid Cap Fund	75,724	109,016	—	—
KAR International Small-Mid Cap Fund II	2,820	1,133	—	—
Vontobel Emerging Markets Opportunities Fund	207,787	521,881	—	140,401
Vontobel Foreign Opportunities Fund	40,481	143,572	—	—
Vontobel Global Opportunities Fund	8,966	47,914	—	—
Vontobel Greater European Opportunities Fund	118	225	—	—
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal periods ended September 30, 2021 and 2020 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
Duff & Phelps Global Infrastructure Fund
9/30/21	$ 1,023	$ 990	$ 2,013
9/30/20	1,438	3,380	4,818
121

VIRTUS OPPORTUNITIES TRUST NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021
	Ordinary Income	Long-Term Capital Gains	Total
Duff & Phelps Global Real Estate Securities Fund
9/30/21	$ 1,381	$ —	$ 1,381
9/30/20	12,318	5,581	17,899
Duff & Phelps International Real Estate Securities Fund
9/30/20	4,320	—	4,320
Duff & Phelps Real Asset Fund
9/30/21	165	—	165
9/30/20	1,320	—	1,320
Duff & Phelps Real Estate Securities Fund
9/30/21	12,025	16,550	28,575
9/30/20	7,250	94,457	101,707
KAR Emerging Markets Small-Cap Fund
9/30/21	3,210	—	3,210
9/30/20	2,573	—	2,573
KAR International Small-Mid Cap Fund
9/30/21	23,000	5,210	28,210
9/30/20	36,125	—	36,125
KAR International Small-Mid Cap Fund II
9/30/21	990	—	990
Vontobel Emerging Markets Opportunities Fund
9/30/21	39,000	—	39,000
9/30/20	130,807	15,029	145,836
Vontobel Foreign Opportunities Fund
9/30/21	4,250	71,700	75,950
9/30/20	6,910	72,519	79,429
Vontobel Global Opportunities Fund
9/30/21	—	8,460	8,460
9/30/20	1,048	6,305	7,353
Vontobel Greater European Opportunities Fund
9/30/21	—	321	321
9/30/20	26	482	508
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Advisers and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following is the only subsequent event requiring recognition or disclosure in these financial statements.
Effective October 22, 2021, Virtus KAR International Small-Mid Cap Fund II, formerly a series of Virtus Opportunities Trust, was merged with and into Virtus KAR International Small-Mid Cap Fund, a series of Virtus Opportunities Trust.
122

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Opportunities Trust and Shareholders of Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps International Real Estate Securities Fund, Virtus Duff & Phelps Real Asset Fund, Virtus Duff & Phelps Real Estate Securities Fund, Virtus FORT Trend Fund, Virtus KAR Developing Markets Fund, Virtus KAR Emerging Markets Small-Cap Fund, Virtus KAR International Small-Mid Cap Fund, Virtus KAR International Small-Mid Cap Fund II, Virtus Vontobel Emerging Markets Opportunities Fund, Virtus Vontobel Foreign Opportunities Fund, Virtus Vontobel Global Opportunities Fund and Virtus Vontobel Greater European Opportunities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting Virtus Opportunities Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2021, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Virtus Duff & Phelps Global Infrastructure Fund
Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Duff & Phelps International Real Estate Securities Fund
Virtus Duff & Phelps Real Asset Fund
Virtus Duff & Phelps Real Securities Fund
Virtus KAR Emerging Markets Small-Cap Fund
Virtus KAR International Small-Mid Cap Fund
Virtus Vontobel Emerging Markets Opportunities Fund
Virtus Vontobel Foreign Opportunities Fund
Virtus Vontobel Global Opportunities Fund
Virtus Vontobel Greater European Opportunities Fund	Statements of operations for the year ended September 30, 2021 and statements of changes in net assets for each of the years ended September 30, 2021 and 2020
Virtus FORT Trend Fund and its subsidiary	Consolidated statement of operations for the year ended September 30, 2021 and consolidated statements of changes in net assets for each of the years ended September 30, 2021 and 2020
Virtus KAR International Small-Mid Cap Fund II	Statement of operations for the year ended September 30, 2021 and statements of changes in net assets for the year ended September 30, 2021 and the period October 1, 2019 (inception) through September 30, 2020
Virtus KAR Developing Markets Fund	Statement of operations and statement of changes in net assets for the period June 22, 2021 (inception) through September 30, 2021
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 26, 2021
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not been able to determine the specific year we began serving as auditor.
123

VIRTUS OPPORTUNITIES TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2021
The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2022, the Funds will notify applicable shareholders of amounts for use in preparing 2021 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended September 30 2021, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
	Qualified REIT Dividend Income % (non-corporate shareholders)	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
Duff & Phelps Global Infrastructure Fund	— %	100.00%	58.54%	$ 3,892
Duff & Phelps Global Real Estate Securities Fund	34.17	31.55	—	7,561
Duff & Phelps International Real Estate Securities Fund	—	93.89	—	—
Duff & Phelps Real Asset Fund	—	100.00	83.24	—
Duff & Phelps Real Estate Securities Fund	45.36	—	—	10,988
KAR Developing Markets Fund	—	100.00	—	—
KAR Emerging Markets Small-Cap Fund	—	22.49	—	9,705
KAR International Small-Mid Cap Fund	—	46.96	—	109,024
KAR International Small-Mid Cap Fund II	—	17.33	—	1,133
Vontobel Emerging Markets Opportunities Fund	—	21.82	0.86	521,881
Vontobel Foreign Opportunities Fund	—	20.84	1.72	162,783
Vontobel Global Opportunities Fund	—	42.84	22.40	48,307
Vontobel Greater European Opportunities Fund	—	78.12	3.44	228
For the fiscal year ended September 30, 2021, certain Funds are disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder ($ reported in thousands).
	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
Duff & Phelps International Real Estate Securities Fund	$ 1,087	$ 99
Duff & Phelps Real Asset Fund	50	4
KAR Developing Markets Fund	14	1
KAR Emerging Markets Small-Cap Fund	7,267	1,555
KAR International Small-Mid Cap Fund	51,476	4,609
KAR International Small-Mid Cap Fund II	606	66
Vontobel Emerging Markets Opportunities Fund	83,702	18,428
Vontobel Foreign Opportunities Fund	10,854	2,501
Vontobel Greater European Opportunities Fund	110	11
124

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 17-19, 2021, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2020 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.
125

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Burke, Donald C. YOB: 1960 Served Since: 2016 99 Portfolios	Retired.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (55 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2014), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Harris, Sidney E. YOB: 1949 Served Since: 2017 96 Portfolios	Private Investor (since 2021); Professor and Dean Emeritus (2015 to 2021), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (55 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Trustee (2013 to 2020) and Honorary Trustee (since 2020), KIPP Metro Atlanta; Director (1999 to 2019), Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Chairman (2012 to 2017), International University of the Grand Bassam Foundation; Trustee (since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 96 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm) Real Property Practice Group; and Member (since 2014), Counselors of Real Estate.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (55 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2019), 1892 Club, Inc. (non-profit); Director (2013 to 2020), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 96 Portfolios	Retired (since 2013). Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Director (since 2019), Global Payments Inc.; Trustee (since 2017), Virtus Mutual Fund Family (55 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2021), North Florida Land Trust; Director (2014 to 2019), Total System Services, Inc.; Member (since 2011) and Chair (2014 to 2016), Georgia State University, Robinson College of Business Board of Advisors; and Trustee (2005 to 2017), RidgeWorth Funds.
126

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
McLoughlin, Philip YOB: 1946 Served Since: 1999 106 Portfolios	Retired.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2021), Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund, Virtus AllianzGI Convertible & Income Fund II, Virtus AllianzGI Diversified Income & Convertible, Virtus AllianzGI Equity & Convertible Income Fund and Virtus Dividend, Interest & Premium Strategy Fund; Advisory Board Member (since 2021), Virtus AllianzGI Convertible & Income 2024 Target Term Fund and Virtus AllianzGI Convertible & Income Fund; Director and Chairman (since 2016), Virtus Total Return Fund Inc.; Director and Chairman (2016 to 2019), the former Virtus Total Return Fund Inc.; Director and Chairman (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director (1991 to 2019) and Chairman (2010 to 2019), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (55 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 99 Portfolios	Retired.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Alternative Solutions Trust (2 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); and Trustee (since 2001), Virtus Mutual Fund Family (55 portfolios).
Walton, R. Keith YOB: 1964 Served Since: 2020 96 Portfolios	Managing Director (2020 to 2021), Lafayette Square Holding Company LLC; Venture and Operating Partner (since 2020), Plexo Capital, LLC; Venture Partner (since 2019) and Senior Adviser (2018 to 2019), Plexo, LLC; Senior Adviser (2018 to 2019), Vatic Labs, LLC; Executive Vice President, Strategy (2017 to 2019), Zero Mass Water, LLC; Vice President, Strategy (2013 to 2017), Arizona State University; Partner (since 2006), Global Infrastructure Partners.	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2020) Virtus Alternative Solutions Trust (2 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (55 portfolios); Director (since 2017), certain funds advised by Bessemer Investment Management LLC; Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (2006 to 2019), Systematica Investments Limited Funds; Director (2006 to 2017), BlueCrest Capital Management Funds; Trustee (2014 to 2017), AZ Service; Director (since 2004), Virtus Total Return Fund Inc.; and Director (2004 to 2019), the former Virtus Total Return Fund Inc.
Zino, Brian T. YOB: 1952 Served Since: 2020 103 Portfolios	Retired. Various roles (1982 to 2009), J. & W. Seligman & Co. Incorporated, including President (1994 to 2009).	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus AllianzGI Closed-End Funds (7 portfolios); Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2020), Virtus Alternative Solutions Trust (2 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (55 portfolios); Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (since 2014), Virtus Total Return Fund Inc.; Director (2014 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2011), Bentley University; Director (1986 to 2009) and President (1994 to 2009), J&W Seligman Co. Inc.; Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002), ICI Mutual Insurance Company; Member, Board of Governors of ICI (1998 to 2008).
127

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Length of Time Served and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Served Since: 2006 108 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries, and various senior officer positions with Virtus affiliates (since 2005).	Trustee and President (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Trustee and President (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee, President and Chief Executive Officer (since 2021), Virtus AllianzGI Closed-End Funds (7 portfolios); and Chairman and Trustee (since 2015), Virtus ETF Trust II (5 portfolios); Director, President and Chief Executive Officer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Director (since 2013), Virtus Global Funds, PLC (5 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (55 portfolios); Director, President and Chief Executive Officer (since 2006), Virtus Total Return Fund Inc.; and Director, President and Chief Executive Officer (2006 to 2019), the former Virtus Total Return Fund Inc.
*Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.
Advisory Board Members
Name, Year of Birth, Length of Time Served, and Number of Portfolios in Fund Complex Overseen	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Cogan, Sarah E. YOB: 1956 Served Since: 2021 103 Portfolios	Retired Partner, Simpson Thacher & Bartlett LLP (“STB”) (law firm) (since 2018); Director, Girl Scouts of Greater New York (since 2016); Trustee, Natural Resources Defense Council, Inc. (since 2013); and formerly, Partner, STB (1989 to 2018).	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (55 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2019), Virtus AllianzGI Closed-End Funds (7 portfolios); Trustee (since 2019), PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Energy and Tactical Credit Opportunities Fund, PCM Fund, Inc, PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund; and Trustee (since 2019), PIMCO Managed Accounts Trust (5 portfolios).
128

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served, and Number of Portfolios in Fund Complex Overseen	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
DeCotis, Deborah A. YOB: 1952 Served Since: 2021 103 Portfolios	Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Member, Circle Financial Group (since 2009); Member, Council on Foreign Relations (since 2013); Trustee, Smith College (since 2017); and Director, Watford Re (since 2017). Formerly, Co-Chair Special Projects Committee, Memorial Sloan Kettering (2005 to 2015); Trustee, Stanford University (2010 to 2015); and Principal, LaLoop LLC, a retail accessories company (1999 to 2014).	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (55 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2020), PIMCO Dynamic Income Opportunities Fund; Trustee (since 2019), PIMCO Energy and Tactical Credit Opportunities Fund and Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2018), PIMCO Flexible Municipal Income Fund Trustee (since 2017), PIMCO Flexible Credit Income Fund and Virtus AllianzGI Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus AllianzGI Diversified Income & Convertible Fund; Trustee (since 2014), Virtus Investment Trust (13 portfolios); Trustee (since 2013), PIMCO Dynamic Credit and Mortgage Income Fund; Trustee (since 2012), PIMCO Dynamic Income Fund; Trustee (since 2011), Virtus Strategy Trust (12 portfolios); Trustee (since 2011), PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund, Inc., PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., PIMCO Managed Accounts Trust (5 portfolios); and Trustee (since 2011), Virtus AllianzGI Convertible & Income Fund, Virtus AllianzGI Convertible & Income Fund II, Virtus AllianzGI Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund.
Drummond, F. Ford YOB: 1962 Served Since: 2021 103 Portfolios	Owner/Operator (since 1998), Drummond Ranch; formerly Board Member (2006 to 2020) and Chairman (2016 to 2018), Oklahoma Water Resources Board;, Director (1998 to 2008), The Cleveland Bank; and General Counsel (1998 to 2008), BMIHealth Plans (benefits administration).	Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (55 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2017), Virtus AllianzGI Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus AllianzGI Convertible & Income Fund, Virtus AllianzGI Convertible & Income Fund II, Virtus AllianzGI Diversified Income & Convertible Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus AllianzGI Equity & Convertible Income Fund; Trustee (since 2014), Virtus Strategy Trust (12 portfolios); Director (since 2011), Bancfirst Corporation; and Trustee (since 2006), Virtus Investment Trust (13 portfolios).
Moyer, William R. YOB: 1944 Served Since: 2020 96 Portfolios	Private investor (since 2004); and Financial and Operations Principal (2006 to 2017), Newcastle Distributors LLC (broker dealer).	Advisory Board Member (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Advisory Board Member (since 2020), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (55 portfolios); Advisory Board Member (since 2020) and Director (2016 to 2019), Virtus Total Return Fund Inc.; Director (2016 to 2019), the former Virtus Total Return Fund Inc.; Advisory Board Member (2020 to 2021) and Director (2014 to 2019), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Advisory Board Member (since 2020) and Trustee (2011 to 2019), Virtus Global Multi-Sector Income Fund; Advisory Board Member (since 2020) and Trustee (2013 to 2016), Virtus Alternative Solutions Trust (2 portfolios).
129

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter J. YOB: 1970	Senior Vice President (since 2017), and Vice President (2008 to 2016).	Senior Vice President, Product Development (since 2017), Vice President, Product Development (2008 to 2016), and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Senior Vice President (since 2021), Virtus Investment Trust and Virtus Strategy Trust; Senior Vice President (since 2021), AllianzGI Closed-End Funds; Senior Vice President (since 2017) and Vice President (2008 to 2016), Virtus Mutual Fund Family; Senior Vice President (since 2017) and Vice President (2010 to 2016), Virtus Variable Insurance Trust; Senior Vice President (since 2017) and Vice President (2013 to 2016), Virtus Alternative Solutions Trust; Senior Vice President (2017 to 2021) and Vice President (2016 to 2017), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017) and Vice President (2016 to 2017), Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; and Senior Vice President (2017 to 2019) and Vice President (2016 to 2017), the former Virtus Total Return Fund Inc.
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), and various officer positions (since 2006), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President, Chief Financial Officer and Treasurer (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Executive Vice President, Chief Financial Officer and Treasurer (since 2021), Virtus Investment Trust and Virtus Strategy Trust; Executive Vice President, Chief Financial Officer and Treasurer (since 2021), Virtus AllianzGI Closed-End Funds; Director (since 2019), Virtus Global Funds ICAV; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Chief Financial Officer and Treasurer (since 2010), Virtus Total Return Fund Inc.; Executive Vice President (2016 to 2019), Senior Vice President (2013 to 2016), Vice President (2012 to 2013), Chief Financial Officer and Treasurer (since 2010), the former Virtus Total Return Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President ( 2016 to 2021), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust; Director (since 2013), Virtus Global Funds, PLC; and Vice President and Assistant Treasurer (since 2011), Duff & Phelps Utility and Infrastructure Fund Inc.
130

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013); Vice President (2005 to 2013); Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), and various officer positions (since 2005), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Interim Chief Legal Officer (since 2021), Senior Vice President and Assistant Secretary (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Interim Chief Legal Officer (since 2021), Senior Vice President and Assistant Secretary (since 2021), Virtus Investment Trust and Virtus Strategy Trust; Assistant Secretary, (since 2021), Virtus AllianzGI Closed-End Funds; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Interim Chief Legal Officer (since 2021), Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc.; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013) and Assistant Secretary (2013 to 2014 and 2017 to 2019), the former Virtus Total Return Fund Inc.; Interim Chief Legal Officer (since 2021), Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Interim Chief Legal Officer (since 2021), Senior Vice President (2013 to 2014), Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (2015 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Interim Chief Legal Officer (since 2021), Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017); Vice President (2011 to 2017); and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), and various officer positions (since 2003), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President and Chief Compliance Officer (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Senior Vice President and Chief Compliance Officer (since 2021), Virtus Investment Trust, Virtus Strategy Trust and Virtus AllianzGI Closed-End Funds; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc.; Senior Vice President (2017 to 2019), Vice President (2012 to 2017) and Chief Compliance Officer (2012 to 2019), the former Virtus Total Return Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (2017 to 2021), Vice President (2014 to 2017) and Chief Compliance Officer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Senior Vice President (since 2021), Virtus Investment Trust, Virtus Strategy Trust and Virtus Closed-End Funds; Senior Vice President (2018 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; and Senior Vice President (since 2018), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Senior Vice President (2018 to 2019), the former Virtus Total Return Fund Inc.; Senior Vice President (since 2017), Virtus Mutual Fund Family; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
131

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Smirl, Richard W. YOB: 1967	Executive Vice President (since 2021).	Executive Vice President, Product Management (since 2021), and Executive Vice President and Chief Operating Officer (since 2021), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President (since 2021), The Merger Fund®, The Merger Fund® VL and Virtus Event Opportunities Trust; Executive Vice President (since 2021), Virtus Mutual Fund Family, Virtus Investment Trust, Virtus Strategy Trust, Virtus Global Multi-Sector Income Fund, and Virtus Total Return Fund Inc.; Executive Vice President (May to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Operating Officer (2018 to 2021), Russell Investments; Executive Director (Jan. to July 2018), State of Wisconsin Investment Board; and Partner and Chief Operating Officer (2004 to 2018), William Blair Investment Management.
132

Virtus Vontobel Emerging Markets Opportunities Fund,
a series of Virtus Opportunities Trust
(unaudited)
Supplement dated September 13, 2021 to the Summary Prospectus and the Virtus Opportunities Trust
Statutory Prospectus, each dated February 1, 2021, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective October 1, 2021, Brian Bandsma will no longer be a portfolio manager of the Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”). In addition, Ramiz Chelat will be added as a portfolio manager of the Fund.
The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:
> Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel. Mr. Benkendorf has served as Portfolio Manager of the fund since March 2016.
> Ramiz Chelat, Executive Director and Portfolio Manager at Vontobel. Mr. Chelat has served as Portfolio Manager of the fund since October 2021.
> Jin Zhang, CFA, Executive Director and Portfolio Manager at Vontobel. Mr. Zhang has served as Portfolio Manager of the fund since June 2016.
In the Management of the Funds section under “Portfolio Management” beginning on page 135 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “Vontobel” will be replaced with the following:
Virtus Vontobel Emerging Markets Opportunities Fund	Matthew Benkendorf (since March 2016) Ramiz Chelat (since October 2021) Jin Zhang, CFA (since June 2016)
The portfolio manager biographies under the referenced table will be amended by removing the reference to Mr. Bandsma.
All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks remains unchanged.
Investors should retain this supplement with the Prospectuses for future reference.
VOT 8020/VontobelEMOpps PM Change (9/2021)

Virtus KAR International Small-Mid Cap Fund,
a series of Virtus Opportunities Trust
(unaudited)
Supplement dated September 15, 2021, to the Summary Prospectus and
Statutory Prospectus, and the Statement of Additional Information (“SAI”) for Virtus Opportunities Trust, each dated February 1, 2021, as supplemented
THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED JULY 26, 2021
IMPORTANT NOTICE TO INVESTORS
Effective September 24, 2021, the name of Virtus KAR International Small-Mid Cap Fund will change to “Virtus KAR International Small-Mid Cap Fund II.” Accordingly, effective September 24, 2021, all references in the fund’s summary and statutory prospectuses and SAI to its former name will be deemed changed to its new name.
In addition, effective September 24, 2021, the description of how the fund’s subadviser determines the locations of issuers will change to the following: “In determining whether an issuer is economically tied to a non-U.S. country, the subadviser primarily considers: (i) whether at least 50% of the issuer’s revenues or profits are attributable to goods produced or sold, investments made, or services performed in, a non-U.S. country; (ii) whether the issuer has at least 50% of its assets in a non-U.S. country; and (iii) whether the principal exchange listing for the issuer’s securities or the issuer’s headquarters is in a non-U.S. country.”
All other disclosure concerning the fund, including fees, expenses, principal investment strategies, risks and portfolio management remains unchanged.
As approved by the Board of Trustees of Virtus Opportunities Trust, pursuant to an Agreement and Plan of Reorganization, Virtus KAR International Small-Mid Cap Fund II (the “Acquired Fund”) will merge with and into Virtus KAR International Small-Cap Fund (the name of which will change prior the merger to “Virtus KAR International Small-Mid Cap Fund”)(the “Acquiring Fund”) on or about October 22, 2021. The Acquired Fund and the Acquiring Fund have the same Board of Trustees, investment adviser and subadviser, as well as the same portfolio managers. Prior to the merger, the Acquiring Fund’s Principal Investment Strategies and non-fundamental investment policy regarding the investment of at least 80% of its assets will be modified to match those of the Acquired Fund; the Acquiring Fund’s investment advisory fee rates will be contractually decreased to a level at least as low as those of the Acquired Fund; and the Acquiring Fund’s expenses will be contractually limited by the investment adviser to levels at least as low as those of the Acquired Fund. Therefore, the combined fund after the merger is expected to be managed substantially identically to the way that the Acquired Fund was managed before the merger, with higher assets and the potential for lower fees and expenses.
Pursuant to the Agreement and Plan of Reorganization, the Acquired Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund. Following the exchange, the Acquired Fund will distribute the shares of the Acquiring Fund to its shareholders pro rata, in liquidation of the Acquired Fund, and shareholders of the Acquired Fund will therefore become shareholders of the Acquiring Fund.
The merger is expected to be carried out pursuant to Rule 17a-8 under the Investment Company Act of 1940, as amended, which means that shareholder approval is not required for the merger to be carried out.
Investors should retain this supplement with the Prospectuses and Statement of Additional Information for future reference.
VOT 8020/KARISMIDNameChange&Merger (9/2021)

Virtus KAR International Small-Mid Cap Fund
(formerly, Virtus KAR International Small Cap Fund)
and Virtus KAR International Small-Mid Cap Fund II
(formerly, Virtus KAR International Small-Mid Cap Fund),
each a series of Virtus Opportunities Trust
(unaudited)
Supplement dated September 24, 2021 to the Summary Prospectuses and the Virtus Opportunities Trust Statutory Prospectus and Statement of Additional Information
(“SAI”) dated February 1, 2021, as supplemented
IMPORTANT NOTICE TO INVESTORS
The summary prospectuses for each fund listed above and the statutory prospectus and SAI for Virtus Opportunities Trust have been updated to reflect certain changes effective September 24, 2021, as further discussed below.
As previously disclosed on July 26, 2021, the investment strategy of the fund formerly known as Virtus KAR International Small Cap Fund has changed to an international small-mid cap strategy. That fund’s name has therefore changed to “Virtus KAR International Small-Mid Cap Fund,” the disclosure for that fund in the Virtus Opportunities Trust statutory prospectus is no longer valid, and all references to that fund in the SAI are hereby deemed changed to refer to Virtus KAR International Small-Mid Cap Fund. Please see the separate statutory prospectus and summary prospectus applicable to Virtus KAR International Small-Mid Cap Fund for additional disclosure regarding these changes.
Concurrently, the name of the fund formerly known as Virtus KAR International Small-Mid Cap Fund changed to “Virtus KAR International Small-Mid Cap Fund II.” Accordingly, effective September 24, 2021, all references in that fund’s summary prospectus and the Virtus Opportunities Trust statutory prospectuses and SAI to its former name are hereby deemed changed to refer to Virtus KAR International Small-Mid Cap Fund II.
Investors should retain this amendment with the
Prospectuses and SAI for future reference.
VOT 8020 KARIntSmall-Cap/IntSMIDCapChanges (9/2021)

Virtus KAR International Small-Mid Cap Fund II,
a series of Virtus Opportunities Trust
(unaudited)
Supplement dated October 25, 2021 to the Summary Prospectus and
Statutory Prospectus and Statement of Additional Information (“SAI”)
dated February 1, 2021, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective October 22, 2021, Virtus KAR International Small-Mid Cap Fund II (the “Fund”) formerly a series of Virtus Opportunities Trust, was merged with and into Virtus KAR International Small-Mid Cap Fund, a series of Virtus Opportunities Trust. The Fund has ceased to exist and is no longer available for sale. Accordingly, the Fund’s Summary Prospectus, Statutory Prospectus and SAI are no longer valid. In addition, all references to the Fund are hereby removed from the Virtus Opportunities Trust Statutory Prospectus and SAI. Information relating to the Virtus KAR International Small-Mid Cap Fund is contained in the Prospectus of the Trust dated September 24, 2021.
Investors should retain this supplement with the Prospectuses and SAI for future reference.
VOT 8020/KAR SMID II Merged (10/2021)

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Advisory Board Members
William R. Moyer
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8637	11-21

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

Effective October 1, 2021, the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions was amended. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke, Connie D. McDaniel and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

•

Registrant may incorporate the following information by reference, if this information has been disclosed in the registrant’s definitive proxy statement or definitive information statement. The proxy statement or information statement must be filed no later than 120 days after the end of the fiscal year covered by the Annual Report.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $463,530 for 2020 and $465,040 for 2021.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $36,562 for 2020 and $20,924 for 2021. Such audit-related fees include the out of pocket expenses.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $72,104 for 2020 and $121,075 for 2021.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2020 and $0 for 2021.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Opportunities Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that Ms. Connie D. McDaniel, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $108,666 for 2020 and $141,999 for 2021.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 12/7/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 12/7/21

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 12/7/21

* Print the name and title of each signing officer under his or her signature.